                                            File Nos. 333-16501, 811-7935
                                            Filed under Rule 497(c)

                           PROFILE AND PROSPECTUS FOR
                                 DVA PLUS-NY

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  |   PROFILE AND PROSPECTUS FOR GOLDENSELECT/R/ DVA PLUS (NY)
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  |   Deferred Combination Variable and Fixed Annuity Contract, May 1, 2000
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  |  First Golden American Life Insurance Company of New York
  |  Separate Account NY-B of First Golden American Life Insurance
  |   Company of New York                              ING VARIABLE ANNUITIES
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ING  VARIABLE  ANNUITIES

FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY
OF NEW YORK

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                                   PROFILE OF

                            GOLDENSELECT DVA PLUS/R/
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT
                                   MAY 1, 2000

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  This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
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1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and First Golden American Life Insurance Company of New York ("First Golden"). The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of 27 mutual fund investment portfolios through our Separate Account NY-B and/or (ii) in a fixed account of First Golden with guaranteed interest periods. The 27 mutual fund portfolios are listed on page 3 below. We currently offer guaranteed interest periods of 1, 3, 5, 7 and 10 years in the fixed account. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by First Golden as long as you do not take your money out before the maturity date for the applicable interest period. If you withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you take out. Generally the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase

DVA PLUS PROFILE                                         PROSPECTUS BEGINS AFTER
                                                          PAGE 9 OF THIS PROFILE
begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

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                            ANNUITY OPTIONS
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     Option 1    Income for a         Payments are made for a specified number of years to you
                 fixed period         or your beneficiary.
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     Option 2    Income for           Payments are made for the rest of your life or longer for a
                 life with a          specified period such as 10 or 20 years or until the total
                 period certain       amount used to buy this option has been repaid. This option comes with an added guarantee that payments will continue to your beneficiary for the remainder of such period if you
                                      should die during the period.
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     Option 3    Joint life income    Payments are made for your life and the life of another
                                      person (usually your spouse).
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     Option 4    Annuity plan         Any other annuitization plan that we choose to offer on the annuity start date.
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Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($250 for a qualified Contract) at any time before you turn 85. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

                                       2                        DVA PLUS PROFILE

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into: (1) the fixed account with guaranteed interest periods of 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 27 mutual fund investment portfolios through our Separate Account NY-B. The investment portfolios are described in the prospectuses for The GCG Trust, the PIMCO Variable Insurance Trust, ING Variable Insurance Trust and The Prudential Series Fund, Inc. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

     THE GCG TRUST
        Liquid Asset Series             Rising Dividends Series       Mid-Cap Growth Series
        Limited Maturity Bond Series    Managed Global Series         Small Cap Series
        Global Fixed Income Series      Large Cap Value Series        Growth Series
        Fully Managed Series            All Cap Series                Real Estate Series
        Total Return Series             Research Series               Hard Assets Series
        Equity Income Series            Capital Appreciation Series   Developing World Series
        Investors Series                Capital Growth Series         Emerging Markets Series
        Value Equity Series             Strategic Equity Series

     THE PIMCO VARIABLE INSURANCE TRUST
        PIMCO High Yield Bond Portfolio
        PIMCO StocksPLUS Growth and Income Portfolio

     ING VARIABLE INSURANCE TRUST
        ING Global Brand Names Fund

     THE PRUDENTIAL SERIES FUND, INC.
        Prudential Jennison Portfolio

5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts an annual contract administrative charge of $30, and if you invest in an investment portfolio, a mortality and expense risk charge and an asset-based administrative charge. The mortality and expense risk charge and the asset-based administrative charge are deducted daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                             STANDARD    ANNUAL RATCHET ENHANCED
                                           DEATH BENEFIT      DEATH BENEFIT
     Mortality & Expense Risk Charge           1.10%              1.25%
     Asset-Based Administrative Charge         0.15%              0.15%
                                               -----              -----
          Total                                1.25%              1.40%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.56% to 1.75% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 15% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

                                       3                        DVA PLUS PROFILE

     COMPLETE YEARS ELAPSED               0    1    2    3    4    5    6    7+
         SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                     7%   6%   5%   4%   3%   2%   1%   0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.04% (based on an average contract value of $77,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1999, except for the portfolios that commenced operations during 2000 where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Annual Ratchet Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

                                       4                        DVA PLUS PROFILE

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                                        TOTAL ANNUAL                         EXAMPLES:
                          TOTAL ANNUAL   INVESTMENT       TOTAL              ---------
                           INSURANCE      PORTFOLIO       ANNUAL    TOTAL CHARGES AT THE END OF:
INVESTMENT PORTFOLIO        CHARGES        CHARGES        CHARGES       1 YEAR      10 YEARS
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The GCG Trust
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Liquid Asset                 1.44%          0.56%          2.00%        $   90       $  233
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Limited Maturity Bond        1.44%          0.57%          2.01%        $   90       $  234
------------------------------------------------------------------------------------------------
Global Fixed Income          1.44%          1.60%          3.04%        $  101       $  336
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Fully Managed                1.44%          0.97%          2.41%        $   94       $  275
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Total Return                 1.44%          0.91%          2.35%        $   94       $  269
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Equity Income                1.44%          0.96%          2.40%        $   94       $  274
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Investors                    1.44%          1.01%          2.45%        $   95       $  279
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Value Equity                 1.44%          0.96%          2.40%        $   94       $  274
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Rising Dividends             1.44%          0.96%          2.40%        $   94       $  274
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Managed Global               1.44%          1.25%          2.69%        $   97       $  302
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Large Cap Value              1.44%          1.01%          2.45%        $   95       $  279
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All Cap                      1.44%          1.01%          2.45%        $   95       $  279
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Research                     1.44%          0.91%          2.35%        $   94       $  269
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Capital Appreciation         1.44%          0.96%          2.40%        $   94       $  274
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Capital Growth               1.44%          1.05%          2.49%        $   95       $  283
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Strategic Equity             1.44%          0.96%          2.40%        $   94       $  274
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Mid-Cap Growth               1.44%          0.91%          2.35%        $   94       $  269
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Small Cap                    1.44%          0.96%          2.40%        $   94       $  274
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Growth                       1.44%          1.04%          2.48%        $   95       $  282
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Real Estate                  1.44%          0.96%          2.40%        $   94       $  274
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Hard Assets                  1.44%          0.96%          2.40%        $   94       $  274
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Developing World             1.44%          1.75%          3.19%        $  102       $  349
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Emerging Markets             1.44%          1.75%          3.19%        $  102       $  349
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The PIMCO Variable Insurance Trust
PIMCO High Yield Bond        1.44%          0.75%          2.19%        $   92       $  252
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PIMCO StocksPLUS
   Growth and Income         1.44%          0.65%          2.09%        $   91       $  242
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ING Variable Insurance Trust
ING Global Brand Names       1.44%          1.23%          2.67%        $   97       $  300
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The Prudential Series Fund, Inc.
Prudential Jennison          1.44%          1.03%          2.47%        $   95       $  281
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The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. The 1 Year examples above include a 7% surrender charge. For more detailed information, see the fee table in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger

                                       5                        DVA PLUS PROFILE
than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 9. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for the entire calendar years of 1998 and 1999. These numbers reflect the deduction of the mortality and expense risk charge (based on the Annual Ratchet Enhanced Death Benefit), the asset-based administrative charge and the annual contract fee, but do not reflect deductions for surrender charges, if any. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

                                       6                        DVA PLUS PROFILE

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                                                              CALENDAR YEAR
INVESTMENT PORTFOLIO                                       1999            1998
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Managed by A I M Capital Management, Inc.
    Capital Appreciation(1)                               22.86%          11.06%
    Strategic Equity(2)                                   54.02%          -0.61%
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Managed by Alliance Capital Management L.P.
    Capital Growth (2)                                    23.76%          10.37%
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Managed by Baring International Investment Limited
    Developing World(2)                                   59.36%              --
    Emerging Markets(5)                                   82.68%         -25.19%
    Global Fixed Income                                   -9.94%          10.25%
    Hard Assets(2)                                        21.62%         -30.61%
--------------------------------------------------------------------------------
Managed by Capital Guardian Trust Company
    Large Cap Value                                           --              --
    Managed Global(3)                                     60.98%          27.47%
    Small Cap (3)                                         48.46%          19.25%
--------------------------------------------------------------------------------
Managed by Eagle Asset Management, Inc.
    Value Equity                                          -0.93%           0.09%
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Managed by ING Investment Management, LLC
    Limited Maturity Bond                                 -0.32%           5.33%
    Liquid Asset                                           3.23%           3.54%
--------------------------------------------------------------------------------
Managed by Janus Capital Corporation
    Growth(2)                                             75.61%          25.01%
--------------------------------------------------------------------------------
Managed by Kayne Anderson Investment Management, LLC
    Rising Dividends                                      14.22%          12.50%
--------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company
    Mid-Cap Growth                                        76.52%          21.06%
    Research                                              22.45%          21.29%
    Total Return                                           1.89%           9.99%
--------------------------------------------------------------------------------
Managed by The Prudential Investment Corporation
    Real Estate(4)                                        -5.19%         -14.70%
--------------------------------------------------------------------------------
Managed by Salomon Brothers Asset Management, Inc.
    All Cap                                                   --              --
    Investors                                                 --              --
--------------------------------------------------------------------------------
Managed by T. Rowe Price Associates, Inc.
    Equity Income(2)                                      -2.15%           6.71%
    Fully Managed                                          5.39%           4.37%
--------------------------------------------------------------------------------
Managed by Pacific Investment Management Company
    PIMCO High Yield Bond                                  1.54%              --
    PIMCO StocksPLUS Growth and Income                    18.14%              --
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Managed by ING Investment Management Advisors B.V.
    ING Global Brand Names                                    --              --
--------------------------------------------------------------------------------
Managed by Jennison Associates LLC
    Prudential Jennison Portfolio                             --              --
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(1)  Prior to April 1, 1999, a different firm managed the Portfolio.
(2)  Prior to March 1, 1999, a different firm managed the Portfolio.
(3)  Prior to February 1, 2000, a different firm managed the Portfolio.
(4)  Prior to April 28, 2000, a different firm managed the Portfolio.
(5)  Prior to March 15, 2000, a different firm managed the Portfolio.


                                       7                        DVA PLUS PROFILE

9.   DEATH BENEFIT
You may choose (i) the Standard Death Benefit, or (ii) the Annual Ratchet Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit is available only if the contract owner or the annuitant (if the contract owner is not an individual) is less than 80 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit may not be available where a Contract is held by joint owners.

The death benefit is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract after subtracting any withdrawals; or

     3)   the cash surrender value.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract after subtracting any withdrawals;

     3)   the cash surrender value; or

     4) the enhanced death benefit, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount:
          On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then we subtract any withdrawals made since the preceding day (including any market value adjustment applied to such withdrawal), and then we subtract for any associated surrender charges. That amount becomes the new enhanced death benefit.

     Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a full refund of your contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, we will include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium you paid.

                                       8                        DVA PLUS PROFILE

     TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus.

     ADDITIONAL FEATURES. This Contract has other features that may interest you. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with a 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

          Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing.

11.  INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     230 PARK AVENUE, SUITE 966
     NEW YORK, NEW YORK  10169
     (800) 963-9539

or your registered representative.

                                       9                        DVA PLUS PROFILE

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FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF FIRST GOLDEN AMERICAN LIFE INSURANCE
COMPANY OF NEW YORK

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                              GOLDENSELECT DVA PLUS
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                                                                     May 1, 2000

     This prospectus describes GOLDENSELECT DVA PLUS, an individual deferred variable annuity contract (the "Contract") offered by First Golden American Life Insurance Company of New York ("First Golden," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more of 27 mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

     We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid).

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated May 1, 2000, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at 230 Park Avenue, Suite 966, New York, New York 10169 or call (800) 963-9539, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, ING VARIABLE INSURANCE TRUST OR THE PRUDENTIAL SERIES FUND, INC. IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY A BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, ING VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND, INC.

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A LIST OF THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
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     The investment portfolios available under your Contract and the portfolio managers are:

          A I M CAPITAL MANAGEMENT, INC.
               Capital Appreciation Series
               Strategic Equity Series
          ALLIANCE CAPITAL MANAGEMENT L. P.
               Capital Growth Series
          BARING INTERNATIONAL INVESTMENT LIMITED (AN AFFILIATE)
               Developing World Series
               Emerging Markets Series
               Global Fixed Income Series
               Hard Assets Series
          CAPITAL GUARDIAN TRUST COMPANY
               Large Cap Value Series
               Managed Global Series
               Small Cap Series
          EAGLE ASSET MANAGEMENT, INC.
               Value Equity Series
          ING  INVESTMENT MANAGEMENT, LLC (AN AFFILIATE)
               Limited Maturity Bond Series
               Liquid Asset Series
          JANUS CAPITAL CORPORATION
               Growth Series
          KAYNE ANDERSON INVESTMENT MANAGEMENT, LLC
               Rising Dividends Series
          MASSACHUSETTS FINANCIAL SERVICES COMPANY
               Mid-Cap Growth Series
               Research Series
               Total Return Series
          THE PRUDENTIAL INVESTMENT CORPORATION
               Real Estate Series
          SALOMON BROTHERS ASSET MANAGEMENT, INC
               All Cap Series
               Investors Series
          T. ROWE PRICE ASSOCIATES, INC.
               Equity Income Series
               Fully Managed Series
          PACIFIC INVESTMENT MANAGEMENT COMPANY
               PIMCO High Yield Bond Portfolio
               PIMCO StocksPLUS Growth and Income Portfolio
          ING INVESTMENT MANAGEMENT ADVISORS B.V. (AN AFFILIATE)
               ING Global Brand Names Fund
          JENNISON ASSOCIATES LLC
               Prudential Jennison Portfolio

     The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account NY-B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

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                                TABLE OF CONTENTS
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                                                                            PAGE
         Index of Special Terms                                                1
         Fees and Expenses                                                     2
         Performance Information                                               6
                 Accumulation Unit                                             6
                 Net Investment Factor                                         7
                 Condensed Financial Information                               7
                 Financial Statements                                          7
                 Performance Information                                       7
         First Golden American Life Insurance Company of New York              8
         The Trusts                                                            8
         First Golden Separate Account NY-B                                    9
         The Investment Portfolios                                            10
                 Investment Objectives                                        10
                 Investment Management Fees and Other Expenses                13
         The Fixed Interest Allocation                                        14
                 Selecting a Guaranteed Interest Period                       14
                 Guaranteed Interest Rates                                    14
                 Transfers from a Fixed Interest Allocation                   15
                 Withdrawals from a Fixed Interest Allocation                 15
                 Market Value Adjustment                                      16
         The Annuity Contract                                                 16
                 Contract Date and Contract Year                              17
                 Annuity Start Date                                           17
                 Contract Owner                                               17
                 Annuitant                                                    17
                 Beneficiary                                                  18
                 Purchase and Availability of the Contract                    18
                 Crediting of Premium Payments                                18
                 Administrative Procedures                                    19
                 Contract Value                                               19
                 Cash Surrender Value                                         20
                 Surrendering to Receive the Cash Surrender Value             20
                 The Subaccounts                                              20
                 Addition, Deletion or Substitution of Subaccounts and
                     Other Changes                                            20
                 The Fixed Account                                            21
                 Other Important Provisions                                   21
         Withdrawals                                                          21
                 Regular Withdrawals                                          22
                 Systematic Withdrawals                                       22
                 IRA Withdrawals                                              23
         Transfers Among Your Investments                                     24
                 Dollar Cost Averaging                                        24
                 Automatic Rebalancing                                        25
         Death Benefit Choices                                                25
                 Death Benefit During the Accumulation Phase                  25
                     Standard Death Benefit                                   25
                     Annual Ratchet Enhanced Death Benefit                    26
                 Death Benefit During the Income Phase                        26
                 Required Distributions upon Contract Owner's Death           26

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PAGE
         Charges and Fees                                                     27
                 Charge Deduction Subaccount                                  27
                 Charges Deducted from the Contract Value                     27
                     Surrender Charge                                         27
                     Free Withdrawal Amount                                   27
                     Surrender Charge for Excess Withdrawals                  27
                     Premium Taxes                                            28
                     Administrative Charge                                    28
                     Transfer Charge                                          28
                 Charges Deducted from the Subaccounts                        28
                     Mortality and Expense Risk Charge                        28
                     Asset-Based Administrative Charge                        28
                 Trust Expenses                                               29
         The Annuity Options                                                  29
                 Annuitization of Your Contract                               29
                 Selecting the Annuity Start Date                             30
                 Frequency of Annuity Payments                                30
                 The Annuity Options                                          30
                     Income for a Fixed Period                                30
                     Income for Life with a Period Certain                    30
                     Joint Life Income                                        30
                     Annuity Plan                                             31
                 Payment When Named Person Dies                               31
         Other Contract Provisions                                            31
                 Reports to Contract Owners                                   31
                 Suspension of Payments                                       31
                 In Case of Errors in Your Application                        31
                 Assigning the Contract as Collateral                         31
                 Contract Changes-Applicable Tax Law                          32
                 Free Look                                                    32
                 Group or Sponsored Arrangements                              32
                 Selling the Contract                                         32
         Other Information                                                    33
                 Voting Rights                                                33
                 State Regulation                                             33
                 Legal Proceedings                                            33
                 Legal Matters                                                33
                 Experts                                                      33
         Federal Tax Considerations                                           34
         More Information About First Golden American Life Insurance
             Company of New York                                              39
         Financial Statements of First Golden American Life Insurance
             Company of New York                                              51
         Statement of Additional Information
                 Table of Contents                                            74
         Appendix A
                 Condensed Financial Information                              A1
         Appendix B
                 Market Value Adjustment Examples                             B1
         Appendix C
                 Surrender Charge for Excess Withdrawals Example              C1

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                         PAGE
Accumulation Unit                                      6
Annual Ratchet Enhanced Death Benefit                 26
Annuitant                                             17
Annuity Start Date                                    17
Cash Surrender Value                                  20
Contract Date                                         17
Contract Owner                                        17
Contract Value                                        19
Contract Year                                         17
Fixed Interest Allocation                             14
Free Withdrawal Amount                                27
Market Value Adjustment                               16
Net Investment Factor                                  7
Standard Death Benefit                                25

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS            CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value                 Index of Investment Experience
Annuity Start Date                      Annuity Commencement Date
Contract Owner                          Owner or Certificate Owner
Contract Value                          Accumulation Value
Transfer Charge                         Excess Allocation Charge
Fixed Interest Allocation               Fixed Allocation
Free Look Period                        Right to Examine Period
Guaranteed Interest Period              Guarantee Period
Subaccount(s)                           Division(s)
Net Investment Factor                   Experience Factor
Regular Withdrawals                     Conventional Partial Withdrawals
Withdrawals                             Partial Withdrawals

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*
     Surrender Charge:

     COMPLETE YEARS ELAPSED               0    1    2    3    4    5    6    7+
         SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                     7%   6%   5%   4%   3%   2%   1%   0%

     Transfer Charge....................................................  None**

     * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

     ** We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

     Administrative Charge..............................................   $  30
     (We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.)

SEPARATE ACCOUNT NY-B ANNUAL CHARGES***

                                              STANDARD    ENHANCED DEATH BENEFIT
                                            DEATH BENEFIT     ANNUAL RATCHET
                                            -------------     --------------
     Mortality and Expense Risk Charge......    1.10%             1.25%
     Asset-Based Administrative Charge......    0.15%             0.15%
                                                -----             -----
     Total Separate Account Charges.........    1.25%             1.40%

     *** As a percentage of average assets in each subaccount. The mortality and expense risk charge and the asset-based administrative charge are deducted daily.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                MANAGEMENT          OTHER           TOTAL
      PORTFOLIO                   FEE(1)         EXPENSES(2)     EXPENSES(3)
--------------------------------------------------------------------------------
      Liquid Asset                 0.56%            0.00%            0.56%
--------------------------------------------------------------------------------
      Limited Maturity Bond        0.56%            0.01%            0.57%
--------------------------------------------------------------------------------
      Global Fixed Income          1.60%            0.00%            1.60%
--------------------------------------------------------------------------------
      Fully Managed                0.96%            0.01%            0.97%
--------------------------------------------------------------------------------
      Total Return                 0.91%            0.00%            0.91%
--------------------------------------------------------------------------------
      Equity Income                0.96%            0.00%            0.96%
--------------------------------------------------------------------------------
      Investors                    1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
      Value Equity                 0.96%            0.00%            0.96%
--------------------------------------------------------------------------------
      Rising Dividends             0.96%            0.00%            0.96%
--------------------------------------------------------------------------------
      Managed Global               1.25%            0.00%            1.25%
--------------------------------------------------------------------------------
      Large Cap Value              1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
      All Cap                      1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
      Research                     0.91%            0.00%            0.91%
--------------------------------------------------------------------------------
      Capital Appreciation         0.96%            0.00%            0.96%
--------------------------------------------------------------------------------
      Capital Growth               1.04%            0.01%            1.05%
--------------------------------------------------------------------------------
      Strategic Equity             0.96%            0.00%            0.96%
--------------------------------------------------------------------------------
      Mid-Cap Growth               0.91%            0.00%            0.91%
--------------------------------------------------------------------------------
      Small Cap                    0.96%            0.00%            0.96%
--------------------------------------------------------------------------------
      Growth                       1.04%            0.00%            1.04%
--------------------------------------------------------------------------------
      Real Estate                  0.96%            0.00%            0.96%
--------------------------------------------------------------------------------
      Hard Assets                  0.96%            0.00%            0.96%
--------------------------------------------------------------------------------
      Developing World             1.75%            0.00%            1.75%
--------------------------------------------------------------------------------
      Emerging Markets             1.75%            0.00%            1.75%
--------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.
     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1999, except for portfolios that commenced operations in 2000 where the charges have been estimated.
     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 1999.

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                          MANAGEMENT     OTHER         TOTAL
     PORTFOLIO                              FEE(1)     EXPENSES(1)   EXPENSES(1)
--------------------------------------------------------------------------------
     PIMCO High Yield Bond                   0.25%        0.50%         0.75%
--------------------------------------------------------------------------------
     PIMCO StocksPLUS Growth and Income      0.40%        0.25%         0.65%
--------------------------------------------------------------------------------

     (1) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% and 0.75% for the High Yield Bond and the StocksPLUS Growth and Income Portfolios, respectively, of average daily net assets. Without such reductions, total annual operating expenses for the fiscal year ended December 31, 1999 would have remained unchanged for both Portfolios. Under the Expense Limitation Agreement, PIMCO may recoup any such waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fees expressed are restated as of April 1, 2000.

ING VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

---------------------------------------------------------------------------------------------------------
                                                                        OTHER            TOTAL EXPENSES
                                   MANAGEMENT      12B-1 FEE(3)       EXPENSES          AFTER FEE WAIVER
                                   FEE AFTER          AFTER         AFTER EXPENSE         AND EXPENSE
     PORTFOLIO                  FEE WAIVER(1)(2)   FEE WAIVER    REIMBURSEMENT(1)(2)  REIMBURSEMENT(1)(2)
---------------------------------------------------------------------------------------------------------
     ING Global Brand Names          0.30%            0.15%             0.78%                1.23%
---------------------------------------------------------------------------------------------------------

     (1) Since the portfolio had not commenced operations as of December 31, 1999, expenses as shown are based on estimates of the portfolio's operating expenses for the portfolio's first fiscal year.
     (2) ING Mutual Funds Management Co. LLC, the investment manager, has entered into an expense limitation contract with the portfolio, under which it will limit expenses of the portfolio as shown, excluding interest, taxes, brokerage, and extraordinary expenses through December 31, 2000. Fee waiver and/or reimbursements by the investment manager may vary in order to achieve such contractually obligated Total Expenses. Without this contract, and based on estimates for the fiscal year ending December 31, 2000, total expenses are estimated to be 2.03% for the portfolio.
     (3) Pursuant to a Plan of Distribution adopted by the portfolio under Rule 12b-1 under the 1940 Act, the portfolio pays its distributor an annual fee of up to 0.25% of average daily net assets attributable to portfolio shares. The distribution fee may be used by the distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the portfolio. For more information see the portfolio's Statement of Additional Information.

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                               MANAGEMENT                   OTHER       TOTAL
     PORTFOLIO                    FEE       12B-1 FEE(1)  EXPENSES    EXPENSES
--------------------------------------------------------------------------------
     Prudential Jennison          0.60%         0.25%       0.18%       1.03%
--------------------------------------------------------------------------------

     (1) The 12b-1 fee for the Prudential Jennison Portfolio is imposed to enable the portfolio to recover certain sales expenses, including compensation to broker-dealers, the cost of printing prospectuses for delivery to prospective investors and advertising costs for the portfolio. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of sales charges imposed by the product.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. The tables reflect expenses of Account NY-B as well as the expenses of the investment portfolios. See the prospectuses of The GCG Trust, the PIMCO Variable Insurance Trust, ING

Variable Insurance Trust and The Prudential Series Fund, Inc. for additional information on portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.


EXAMPLES:
In the following examples, surrender charges may apply if you choose to annuitize within the first 7 contract years. The examples also assume election of the Annual Ratchet Enhanced Death Benefit and are based on an assumed 5% annual return.

If you surrender your Contract at the end of the applicable time period, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                           1 YEAR   3 YEARS  5 YEARS  10 YEARS
     Liquid Asset ........................     $ 90     $113     $138     $233
     Limited Maturity Bond ...............     $ 90     $113     $138     $234
     Global Fixed Income .................     $101     $144     $190     $336
     Fully Managed .......................     $ 94     $125     $159     $275
     Total Return ........................     $ 94     $123     $156     $269
     Equity Income .......................     $ 94     $125     $158     $274
     Investors ...........................     $ 95     $126     $161     $279
     Value Equity ........................     $ 94     $125     $158     $274
     Rising Dividends ....................     $ 94     $125     $158     $274
     Managed Global ......................     $ 97     $134     $172     $302
     Large Cap Value .....................     $ 95     $126     $161     $279
     All Cap .............................     $ 95     $126     $161     $279
     Research ............................     $ 94     $123     $156     $269
     Capital Appreciation ................     $ 94     $125     $158     $274
     Capital Growth ......................     $ 95     $128     $163     $283
     Strategic Equity ....................     $ 94     $125     $158     $274
     Mid-Cap Growth ......................     $ 94     $123     $156     $269
     Small Cap ...........................     $ 94     $125     $158     $274
     Growth ..............................     $ 95     $127     $162     $282
     Real Estate .........................     $ 94     $125     $158     $274
     Hard Assets .........................     $ 94     $125     $158     $274
     Developing World ....................     $102     $148     $197     $349
     Emerging Markets ....................     $102     $148     $197     $349

     THE PIMCO VARIABLE INSURANCE TRUST
     PIMCO High Yield Bond ...............     $ 92     $119     $147     $252
     PIMCO StocksPLUS Growth
        and Income .......................     $ 91     $115     $142     $242

     ING VARIABLE INSURANCE TRUST
     ING Global Brand Names ..............     $ 97     $133     $171     $300

     THE PRUDENTIAL SERIES FUND, INC .....
     Prudential Jennison .................     $ 95     $127     $162     $281

If you do not surrender your Contract or if you annuitize on the annuity start date, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST ......................   1 YEAR   3 YEARS  5 YEARS  10 YEARS
     Liquid Asset .......................     $ 20     $ 63     $108     $233
     Limited Maturity Bond ..............     $ 20     $ 63     $108     $234
     Global Fixed Income ................     $ 31     $ 94     $160     $336
     Fully Managed ......................     $ 24     $ 75     $129     $275
     Total Return .......................     $ 24     $ 73     $126     $269
     Equity Income ......................     $ 24     $ 75     $128     $274
     Investors ..........................     $ 25     $ 76     $131     $279
     Value Equity .......................     $ 24     $ 75     $128     $274
     Rising Dividends ...................     $ 24     $ 75     $128     $274
     Managed Global .....................     $ 27     $ 84     $142     $302
     Large Cap Value ....................     $ 25     $ 76     $131     $279
     All Cap ............................     $ 25     $ 76     $131     $279
     Research ...........................     $ 24     $ 73     $126     $269
     Capital Appreciation ...............     $ 24     $ 75     $128     $274
     Capital Growth .....................     $ 25     $ 78     $133     $283
     Strategic Equity ...................     $ 24     $ 75     $128     $274
     Mid-Cap Growth .....................     $ 24     $ 73     $126     $269
     Small Cap ..........................     $ 24     $ 75     $128     $274
     Growth .............................     $ 25     $ 77     $132     $282
     Real Estate ........................     $ 24     $ 75     $128     $274
     Hard Assets ........................     $ 24     $ 75     $128     $274
     Developing World ...................     $ 32     $ 98     $167     $349
     Emerging Markets ...................     $ 32     $ 98     $167     $349

     THE PIMCO VARIABLE INSURANCE TRUST
     PIMCO High Yield Bond ..............     $ 22     $ 69     $117     $252
     PIMCO StocksPLUS Growth
        and Income ......................     $ 21     $ 65     $112     $242

     ING VARIABLE INSURANCE TRUST
     ING Global Brand Names .............     $ 27     $ 83     $141     $300

     THE PRUDENTIAL SERIES FUND, INC.
     Prudential Jennison ................     $ 25     $ 77     $132     $281

The examples above reflect the annual administrative charge as an annual charge of 0.04% of assets (based on an average contract value of $77,000). If the Standard Death Benefit is elected instead of the Annual Ratchet Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account NY-B of First Golden ("Account NY-B") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Account NY-B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Account NY-B for the year ended December 31, 1999 are included in the Statement of Additional Information. The audited financial statements of First Golden for the years ended December 31, 1999, 1998 and 1997 are included in this prospectus.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Account NY-B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Account NY-B has been in existence. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Account NY-B, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Account NY-B. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (a measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information, including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------

First Golden American Life Insurance Company of New York ("First Golden") was incorporated on May 24, 1996 as a New York stock life insurance company. First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"). Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. First Golden's financial statements appear in this prospectus. First Golden is authorized to do business in Delaware and New York.

Equitable of Iowa is the holding company for Golden American, Directed Services, Inc. (the investment advisor of The GCG Trust and the distributor of the Contracts) and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management Co. LLC, one of the portfolio managers of The GCG Trust and the ING Variable Insurance Trust. ING also owns Baring International Investment Limited, another portfolio manager of The GCG Trust and ING Investment Management Advisors B.V., another portfolio manager of the ING Variable Insurance Trust.

Our principal office is located at 230 Park Avenue, Suite 966, New York, New York 10169.

--------------------------------------------------------------------------------
                                   THE TRUSTS
--------------------------------------------------------------------------------

In this prospectus, we refer to The GCG Trust, the PIMCO Variable Insurance Trust, ING Variable Insurance Trust and The Prudential Series Fund, Inc. collectively as the "Trusts" and individually as a "Trust."

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by First Golden and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies, not affiliated with First Golden. Pending SEC approval, shares of The GCG Trust may also be sold to certain qualified pension and retirement plans. The principal address of The GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The PIMCO Variable Insurance Trust is a mutual fund whose shares are available to separate accounts of insurance companies, including First Golden, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The principal address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

ING Variable Insurance Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by insurance companies such as First Golden and Golden American. Pending SEC approval, shares of ING Variable Insurance Trust may also be sold to variable annuity and variable life insurance policies offered by other insurance companies, both affiliated and unaffiliated with First Golden. The address of ING Variable Insurance Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The Prudential Series Fund is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of The GCG Trust, the PIMCO Variable Insurance Trust, and ING Variable Insurance Trust, the Board of Directors of The Prudential Series Fund, Inc., and the management of Directed Services, Inc., Pacific Investment Management Company, ING Mutual Funds Management Co. LLC., The Prudential Insurance Corporation, and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE COMPLETE INFORMATION ABOUT THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, ING VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND, INC. IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
                       FIRST GOLDEN SEPARATE ACCOUNT NY-B
--------------------------------------------------------------------------------

First Golden Separate Account NY-B ("Account NY-B") was established as a separate account of First Golden on June 13, 1996. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

Account NY-B is a separate investment account used for our variable annuity contracts. We own all the assets in Account NY-B but such assets are kept separate from our other accounts. Account NY-B is divided in subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of The GCG Trust, the PIMCO Variable Insurance Trust, ING Variable Insurance Trust or The Prudential Series Fund, Inc. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account NY-B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account NY-B. If the assets in Account NY-B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account NY-B but are not discussed in this prospectus. Account NY-B may also invest in other investment portfolios which are not available under your Contract.

--------------------------------------------------------------------------------
                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed in the section below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objective. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, ING VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND, INC. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING. TO OBTAIN FREE COPIES OF THESE PROSPECTUSES, PLEASE WRITE TO OUR CUSTOMER SERVICE CENTER AT P.O. BOX 2700, WEST CHESTER, PENNSYLVANIA 19380 OR CALL (800) 366-0066 OR ACCESS THE SEC'S WEBSITE (http://www.sec.gov).

--------------------------------------------------------------------------------------------
     INVESTMENT PORTFOLIO       INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------------
     THE GCG TRUST
     Liquid Asset               Seeks high level of current income consistent with the
                                preservation of capital and liquidity.

                                Invests primarily in obligations of the U.S. Government and its agencies and instrumentali-ties, bank obligations,
                                commercial paper and short-term corporate debt securities.
                                All securities will mature in less than one year.
                                ------------------------------------------------------------
     Limited Maturity Bond      Seeks highest current income consistent with low risk to
                                principal and liquidity. Also seeks to enhance its total
                                return through capital appreciation when market factors,
                                such as falling interest rates and rising bond prices,
                                indicate that capital appreciation may be available without significant risk to principal.

                                Invests primarily in diversified limited maturity debt
                                securities with average maturity dates of five years or
                                shorter and in no cases more than seven years.
                                ------------------------------------------------------------
     Global Fixed Income        Seeks high total return.

                                Invests primarily in high-grade fixed income securities,
                                both foreign and domestic.
                                ------------------------------------------------------------
     Fully Managed              Seeks, over the long term, a high total investment return
                                consistent with the preservation of capital and with prudent investment risk.

                                Invests primarily in the common stocks of established
                                companies believed by the portfolio manager to have
                                above-average potential for capital growth.
                                ------------------------------------------------------------
     Total Return               Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital.

                                Invests primarily in a combination of equity and fixed
                                income securities.
                                ------------------------------------------------------------

                                       10

--------------------------------------------------------------------------------------------
     INVESTMENT PORTFOLIO       INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------------

     Equity Income              Seeks substantial dividend income as well as long-term
                                growth of capital.

                                Invests primarily in common stocks of well-established
                                companies paying above-average dividends.
                                ------------------------------------------------------------
     Investors                  Seeks long-term growth of capital. Current income is a
                                secondary objective.

                                Invests primarily in equity securities of U.S. companies and to a lesser degree, debt securities.
                                ------------------------------------------------------------
     Value Equity               Seeks capital appreciation. Dividend income is a secondary objective.

                                Invests primarily in common stocks of domestic and foreign issuers which meet quantitative standards relating to
                                financial soundness and high intrinsic value relative to
                                price.
                                ------------------------------------------------------------
     Rising Dividends           Seeks capital appreciation. A secondary objective is
                                dividend income.

                                Invests in equity securities that meet the following quality criteria: regular dividend increases; 35% of earnings
                                reinvested annually; and a credit rating of "A" to "AAA."
                                ------------------------------------------------------------
     Managed Global             Seeks capital appreciation. Current income is only an
                                incidental consideration.

                                Invests primarily in common stocks traded in securities
                                markets throughout the world.
                                ------------------------------------------------------------
     Large Cap Value            Seeks long-term growth of capital and income.

                                Invests primarily in equity and equity-related securities of companies with market capitalization greater than $1
                                billion.
                                ------------------------------------------------------------
     All Cap                    Seeks capital appreciation through investment in securities which the portfolio manager believes have above-average
                                capital appreciation potential.

                                Invests primarily in equity securities of U.S. companies of any size.
                                ------------------------------------------------------------
     Research                   Seeks long-term growth of capital and future income.

                                Invests primarily in common stocks or securities convertible into common stocks of companies believed to have better than average prospects for long-term growth.
                                ------------------------------------------------------------
     Capital Appreciation       Seeks long-term capital growth.

                                Invests primarily in equity securities believed by the
                                portfolio manager to be undervalued.
                                ------------------------------------------------------------
     Capital Growth             Seeks long-term total return.

                                Invests primarily in common stocks of companies where the
                                potential for change (earnings acceleration) is significant.
                                ------------------------------------------------------------
     Strategic Equity           Seeks capital appreciation.

                                Invests primarily in common stocks of medium- and
                                small-sized companies.
                                ------------------------------------------------------------

                                       11

--------------------------------------------------------------------------------------------
     INVESTMENT PORTFOLIO       INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------------

     Mid-Cap Growth             Seeks long-term growth of capital.

                                Invests primarily in equity securities of companies with
                                medium market capitalization which the portfolio manager
                                believes have above-average growth potential.
                                ------------------------------------------------------------
     Small Cap                  Seeks long-term capital appreciation.

                                Invests primarily in equity securities of companies that
                                have a total market capitalization within the range of
                                companies in the Russell 2000 Growth Index or the Standard &
                                Poor's Small-Cap 600 Index.
                                ------------------------------------------------------------
     Growth                     Seeks capital appreciation.

                                Invests primarily in common stocks of growth companies that have favorable relationships between price/earnings ratios and growth rates in sectors offering the potential for
                                above-average returns.
                                ------------------------------------------------------------
     Real Estate                Seeks capital appreciation. Current income is a secondary
                                objective.

                                Invests primarily in publicly traded real estate equity
                                securities.
                                ------------------------------------------------------------
     Hard Assets                Seeks long-term capital appreciation.

                                Invests primarily in hard asset securities. Hard asset
                                companies produce a commodity which the portfolio manager is able to price on a daily or weekly basis.
                                ------------------------------------------------------------
     Developing World           Seeks capital appreciation.

                                Invests primarily in equity securities of companies in
                                developing or emerging countries.
                                ------------------------------------------------------------
     Emerging Markets           Seeks long-term capital appreciation.

                                Invests primarily in equity securities of companies in at
                                least six different emerging market countries.
                                ------------------------------------------------------------
     THE PIMCO VARIABLE INSURANCE TRUST
     PIMCO High Yield Bond      Seeks to maximize total return, consistent with preservation of capital and prudent investment management.

                                Invests at least 65% of its assets in a diversified
                                portfolio of junk bonds rated at least B by Moody's Investor
                                Services, Inc. or Standard & Poor's or, if unrated,
                                determined by the portfolio manager to be of comparable
                                quality.
                                ------------------------------------------------------------
     PIMCO StocksPLUS
        Growth and Income       Seeks to achieve a total return which exceeds the total
                                return performance of the S&P 500.

                                Invests primarily in common stocks, options, futures,
                                options on futures and swaps.
                                ------------------------------------------------------------

     ING VARIABLE INSURANCE TRUST
     ING Global Brand Names     Seeks to provide investors with long-term capital
                                appreciation.

                                Invests at least 65% of its total assets in equity
                                securities of companies that have a well recognized
                                franchise, a global presence and derive most of their
                                revenues from sales of consumer goods.

                                       12

--------------------------------------------------------------------------------------------
     INVESTMENT PORTFOLIO       INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------------

     THE PRUDENTIAL SERIES FUND
     Prudential Jennison        Seeks long-term growth of capital.

                                Invests primarily in companies that have shown growth in
                                earnings and sales, high return on equity and assets or
                                other strong financial data and are also attractively valued in the opinion of the manager. Dividend income from
                                investments will be incidental.
                                ------------------------------------------------------------

INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES
Directed Services, Inc. ("Directed Services") serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services has retained portfolio managers to manage the assets of each portfolio of the GCG Trust. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

ING Mutual Funds Management Co. LLC ("ING") serves as the overall manager of ING Variable Insurance Trust. ING supervises all aspects of the Trust's operations and provides investment advisory services to the portfolios of the Trust, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING Groep N.V.

The Prudential Insurance Company of America ("Prudential") serves as the overall investment adviser for The Prudential Series Fund, Inc. Prudential is responsible for the management of The Prudential Series Fund, Inc. and provides investment advice and related services. Prudential engages Jennison Associates LLC to serve as sub-adviser for the Prudential Jennison Portfolio and to provide day-to-day management. Prudential pays the sub-adviser out of the fee Prudential receives from The Prudential Series Fund, Inc.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, two portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. For 1999, total portfolio fees and charges ranged from 0.56% to 1.75%. See "Fees and Expenses" in this prospectus.

We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.


YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO'S ADVISORY FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

--------------------------------------------------------------------------------
                          THE FIXED INTEREST ALLOCATION
--------------------------------------------------------------------------------

You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 1, 3, 5, 7 and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the applicable guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE APPLY A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customers, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEED INTEREST PERIOD
You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered.

Your contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals (including any Market Value Adjustment applied to such withdrawals), transfers or other charges we may impose. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate, which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. To find out the current guaranteed interest rate for a guaranteed interest period you are interested in, please contact our Customer Service Center or your registered representative. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Account NY-B. Unless you tell us the Fixed Interest Allocations from which such transfers will be made, we will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date, until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $250. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer is subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccount(s) and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest Allocation with a guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the contract value to a subaccount specially designated by the Company for such purpose. Currently we use the Liquid Asset subaccount for such purpose.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:

                                            N/365
                         ((1+I)/(1+J+.0025))       -1

Where,
     o "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

     o "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining in the guaranteed interest period, at the time of calculation; and

     o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average is currently based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently. The Index Rate will always be based on a period of at least 28 days. If the Ask Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix B.

--------------------------------------------------------------------------------
                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of The GCG Trust, the PIMCO Variable Insurance Trust, ING Variable Insurance Trust and The Prudential Series Fund, Inc., funded by Account NY-B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit. If no beneficial owner of the trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit if Enhanced Death Benefits are available for multiple owners.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($250 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.

CREDITING OF PREMIUM PAYMENTS
We will allocate your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be credited to a Contract within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. For initial premium payments, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccount(s) and/or Fixed Interest Allocations specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account NY-B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

We may require that an initial premium designated for a subaccount of Account NY-B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocations is the sum of premium payments allocated to the Fixed Interest Allocations under the Contract, plus contract value transferred to the Fixed Interest Allocations, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawals), contract fees, and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any surrender charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the 27 subaccounts of Account NY-B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Account NY-B invests in a corresponding portfolio of the GCG Trust, a corresponding portfolio of the PIMCO Variable Insurance Trust, a corresponding portfolio of the ING Variable Insurance Trust, or a corresponding portfolio of the Prudential Series Fund, Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise.

We also reserve the right to: (i) deregister Account NY-B under the 1940 Act;
(ii) operate Account NY-B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account NY-B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account NY-B; and
(v) combine Account NY-B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same investment portfolios of the Trusts. These contracts have different charges that could effect their performance, and many offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

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                                   WITHDRAWALS
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Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.


You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS
You may elect to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                                   MAXIMUM PERCENTAGE
              FREQUENCY            OF CONTRACT VALUE
              Monthly                    1.25%
              Quarterly                  3.75%
              Annually                  15.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be systematically withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 15% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the systematic withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the systematic withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Internal Revenue Code (the "Code") may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustment when they exceed the applicable free withdrawal amount.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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                        TRANSFERS AMONG YOUR INVESTMENTS
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You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date unless the transfer is made under the dollar cost averaging program.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account NY-B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocation serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.
A Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Account NY-B, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

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                              DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit is payable when either the annuitant (when contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required claims forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For more information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

You may choose from the following 2 death benefit choices: (1) the Standard Death Benefit Option; and (2) the Annual Ratchet Enhanced Death Benefit Option. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the guaranteed death benefit.

     STANDARD DEATH BENEFIT. You will automatically receive the Standard Death Benefit unless you choose the Annual Ratchet Enhanced Death Benefit. The Standard Death Benefit under the Contract is the greatest of (i) your contract value; (ii) total premium payments less any withdrawals; and (iii) the cash surrender value.

     ANNUAL RATCHET ENHANCED DEATH BENEFIT. The Annual Ratchet Enhanced Death Benefit under the Contract is the greatest of (i) the contract value; (ii) total premium payments less any withdrawals; (iii) the cash surrender value; and (iv) the enhanced death benefit as calculated below.

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                  HOW THE ENHANCED DEATH BENEFIT IS CALCULATED
                  FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT
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     On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit.

     On all other days, the enhanced death benefit is the amount determined below. We first take the enhanced death benefit from the preceding day (which would be the initial premium if the valuation date is the contract date) and then we add additional premiums paid since the preceding day, then we subtract any withdrawals (including any Market Value Adjustment applied to such withdrawals) since the preceding day, then we subtract any associated surrender charges. That amount becomes the new enhanced death benefit.
     ----------------------------------------------------------------------

The Annual Ratchet Enhanced Death Benefit is available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is less than 80 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit may not be available where a Contract is held by joint owners.

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by First Golden will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

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                                CHARGES AND FEES
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We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED               0    1    2    3    4    5    6    7+
         SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                     7%   6%   5%   4%   3%   2%   1%   0%

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time the initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct the annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract. This charge is waived if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by First Golden. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 1.10% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .003030% for each day since the previous business day. If you have elected the Annual Ratchet Enhanced Death Benefit, the charge, on an annual basis, is equal to 1.25% of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003446% for each day since the previous business day.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. The charge is deducted daily from your assets in each subaccount in order to compensate First Golden for a portion of the administrative expenses under the Contract.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, two portfolios deduct 12b-1 fees. For 1999, total portfolio fees and charges ranged from 0.56% to 1.75%. See "Fees and Expenses" in this Prospectus for details.

Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

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                               THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option chosen. You may change the annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value adjusted for any applicable Market Value Adjustment on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate), the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.


SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult your tax adviser for tax advice.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Payment is made for the life of the annuitant in equal monthly installments and guaranteed for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and First Golden. The amounts we will pay are determined as follows:

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and 3.50% for Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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                            OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Account NY-B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Account NY-B may not reasonably occur or so that the Company may not reasonably determine the value of Account NY-B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.


FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. We may, in our discretion, require that premiums designated for investment in the subaccounts as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT
Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Account NY-B and other separate accounts of First Golden and Golden American Life Insurance Company. We pay Directed Services for acting as principal underwriter under a distribution agreement, which in turn pays the writing agent. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Directed Services enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. Directed Services receives a maximum of 6.5% commission, and passes through 100% of the commission to the broker-dealer whose registered representative sold the contract.

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                            UNDERWRITER COMPENSATION
--------------------------------------------------------------------------------
     NAME OF PRINCIPAL           AMOUNT OF                    OTHER
        UNDERWRITER         COMMISSION TO BE PAID          COMPENSATION

  Directed Services, Inc.      Maximum of 6.5%         Reimbursement of any
                                of any initial       covered expenses incurred
                                or additional             by registered
                           premium payments except       representatives in
                           when combined with some        connection with
                           annual trail commissions.     the distribution
                                                          of the Contracts
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Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 6.5% of total premium payments).


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                                OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Account NY-B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Account NY-B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of New York. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company and its parent, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Account NY-B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of First Golden. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of First Golden and Account NY-B appearing in this prospectus or in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this prospectus or incorporated by reference in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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                           FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.


TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals for whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account NY-B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account NY-B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account NY-B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
      NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.


TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchaser of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.


INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRA
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

ENHANCED DEATH BENEFIT
The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the contract value. The IRS has not ruled whether an Enhanced Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Employers using the Contract may want to consult their tax adviser regarding such information. Further, the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the Enhanced Death Benefit provision in the Contract comports with IRA qualification requirements.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

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 MORE INFORMATION ABOUT FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
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SELECTED FINANCIAL DATA
The following selected financial data prepared in accordance with generally accepted accounting principles ("GAAP") for First Golden should be read in conjunction with the financial statements, and notes thereto included in this Prospectus.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a wholly owned subsidiary of ING Groep N.V. ("ING") and a Delaware corporation, acquired all of the outstanding capital stock of First Golden's ultimate parent, Equitable of Iowa Companies, pursuant to a merger agreement. For financial statement purposes, the change in control of First Golden was accounted for as a purchase effective October 25, 1997. This merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at the merger date. As a result, the GAAP financial data presented below for the period after October 24, 1997, is presented on the Post-Merger new basis of accounting, while the financial statements for October 24, 1997 and prior periods are presented on the Pre-Merger historical cost basis of accounting.

                                                  SELECTED GAAP BASIS FINANCIAL DATA
                                                            (IN THOUSANDS)
                                               POST-MERGER                |        PRE-MERGER
                               ------------------------------------------ | -------------------------
                                                                          |  For the
                                                                For the   |  Period        For the
                                 For the        For the         Period    | January 1,      Period
                                   Year           Year        October 25, |    1997      December 17,
                                  Ended          Ended       1997 through |  through     1996 through
                               December 31,  December 31,    December 31, | October 24,  December 31,
                                   1999           1998           1997     |    1997          1996
                               ------------  ------------    ------------ | -----------  ------------
Annuity Product Charges ......   $   556        $   239        $     8    |  $     4             --
Net Income before Federal                                                 |
   Income Tax ................   $ 1,380        $ 1,277        $    97    |  $   953        $    65
Net Income ...................   $   811        $   775        $    63    |  $   666        $    42
Total Assets .................   $83,078        $66,034        $33,927    |      N/A        $24,967
Total Liabilities ............   $56,420        $38,924        $ 7,832    |      N/A        $    24
Total Stockholder's Equity ...   $26,658        $27,110        $26,095    |      N/A        $24,943

The following selected financial data was prepared on the basis of statutory accounting practices ("SAP"), which have been prescribed by the Department of Insurance of the State of New York and the National Association of Insurance Commissioners. These practices differ in certain respects from GAAP. The selected financial data should be read in conjunction with the financial statements and notes thereto included in this Prospectus, which describe the differences between SAP and GAAP. See First Golden's Annual Report for more detail.

                                                         SELECTED STATUTORY FINANCIAL DATA
                                                                  (IN THOUSANDS)
                                            ---------------------------------------------------------
                                                               For The Years Ended
                                            ---------------------------------------------------------
                                            December 31, 1999   December 31, 1998   December 31, 1997
                                            -----------------   -----------------   -----------------
Premiums and Annuity Considerations ..........   $     --            $  9,005            $  2,514
Net Income (Loss) before Federal Income Tax ..   $  1,629            $   (938)           $    635
Net Income (Loss) ............................   $    790            $   (966)           $    439
Total Assets .................................   $ 80,009            $ 62,469            $ 32,965
Total Liabilities ............................   $ 54,927            $ 38,092            $  7,541
Total Capital and Surplus ....................   $ 25,082            $ 24,377            $ 25,424

BUSINESS ENVIRONMENT
The current business and regulatory environment presents many challenges to the insurance industry. The variable annuity competitive environment remains intense and is dominated by a number of large highly rated insurance companies. Increasing competition from traditional insurance carriers as well as banks and mutual fund companies offers consumers many choices. However, overall demand for variable products remains strong for several reasons including: strong stock market performance over the last four years; relatively low interest rates; an aging U. S. population that is increasingly concerned about retirement, estate planning, and maintaining their standard of living in retirement; and potential reductions in government and employer-provided benefits at retirement, as well as lower public confidence in the adequacy of those benefits.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF RESULTS OF OPERATIONS
The purpose of this section is to discuss and analyze First Golden American Life Insurance Company of New York's ("First Golden" or the "Company") results of operations. In addition, some analysis and information regarding financial condition and liquidity and capital resources is also provided. This analysis should be read jointly with the financial statements, related notes, and the Cautionary Statement Regarding Forward-Looking Statements, which appear elsewhere in this report.

RESULTS OF OPERATIONS
MERGER. On October 23, 1997, Equitable of Iowa Companies' ("Equitable") shareholders approved an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI Holdings, Inc. ("PFHI"), and ING Groep N.V. ("ING"). On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa and Golden American Life Insurance Company ("Golden American" or "Parent") and their wholly owned subsidiaries. In addition, Equitable owned all the outstanding capital stock of Locust Street Securities, Inc., Equitable Investment Services, Inc. (subsequently dissolved), Directed Services, Inc., Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II, and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC"), a Delaware corporation.

For financial statement purposes, the change in control of the Company through the ING merger was accounted for as a purchase effective October 25, 1997. This merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at the merger date. As a result, the Company's financial statements for the periods after October 24, 1997 are presented on the Post-Merger new basis of accounting. The financial statements for October 24, 1997 and prior periods are presented on the Pre-Merger historical cost basis of accounting.

The purchase price was allocated to EIC and its subsidiaries with $25.9 million allocated to the Company. Goodwill of $1.4 billion was established for the excess of the merger cost over the fair value of the assets and liabilities of EIC with $96,000 attributed to the Company. Goodwill resulting from the merger is being amortized over 40 years on a straight-line basis. The carrying value will be reviewed periodically for any indication of impairment in value.

PREMIUMS. The Company reported variable annuity premiums of $11.7 million for the year ended December 31, 1999 and $29.2 million for the year ended December 31, 1998. This decrease was mainly due to the discontinuance of a sales relationship with a distributor that sold 62.1% of the Company's products during 1998. This distributor discontinued the sales relationship as of July, 1999 for new business.

For the Company's variable contracts, premiums collected are not reported as revenues, but as deposits to insurance liabilities. Revenues for these products are recognized over time in the form of investment spread and product charges.

Premiums, net of reinsurance, for variable products from three significant broker/dealers, each having at least ten percent of total sales, for the year ended December 31, 1999 totaled $10.6 million, or 90.6% of premiums compared to $27.5 million, or 94.4% from three significant broker/dealers for the year ended December 31, 1998.

REVENUES. Product charges from variable annuities totaled $556,000 in 1999 and $239,000 in 1998. This increase is due to higher account balances associated with the Company's fixed account and separate account options. Net investment income was $2.1 million for the year ended December 31, 1999. This was an increase of 16.4% compared to net investment income of $1.8 million for the year ended December 31, 1998. The Company recognized realized losses of $166,000 during 1999 compared to a realized gain of $24,000 from the sale of investments during 1998.

EXPENSES. The Company reported total insurance benefits and expenses of $1.2 million for the year ended December 31, 1999 and $830,000 for the year ended December 31, 1998. Insurance benefits and expenses consisted of interest credited to account balances, benefit claims incurred in excess of account balances, commissions, general expenses, insurance taxes, state licenses, and fees, amortization of deferred policy acquisition expenses, goodwill, and value of purchased insurance in force, net of deferred policy acquisition costs. Interest credited to account balances was $590,000 and $376,000 for the years ended December 31, 1999 and December 31, 1998, respectively. This increase is primarily due to higher average account balances associated with the Company's fixed account option within the variable product.

Commissions, general expenses, and insurance taxes, state licenses, and fees were $697,000, $362,000 and $128,000, respectively, for the year ended December 31, 1999. For the year ended December 31, 1998, commissions, general expenses, and insurance taxes, state licenses, and fees were $1.8 million, $834,000 and $44,000, respectively. Most costs incurred as the result of sales have been deferred, thus having very little impact on current earnings.

The Company's deferred policy acquisition costs ("DPAC") was eliminated and an asset of $132,000 representing value of purchased insurance in force ("VPIF") was established for policies in force at the merger date. The Company deferred $879,000 of expenses associated with the sale of variable annuity contracts for the year ended December 31, 1999. Expenses of $2.3 million were deferred for the year ended December 31, 1998. These acquisition costs are amortized in proportion to the expected gross profits. Amortization of DPAC was $201,000 and $76,000 for the years ended December 31, 1999 and 1998, respectively. The amortization of VPIF was $35,000 for the year ended December 31, 1999 and $8,000 for the year ended December 31, 1998. During 1999 and 1998, VPIF was adjusted to increase amortization by $3,000 and $6,000, respectively, to reflect changes in the assumptions related to the timing of future gross profits. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1999 is $12,000 in 2000, $10,000 in 2001, $9,000 in 2002, $8,000
in 2003, and $7,000 in 2004. Actual amortization may vary based upon changes in assumptions and experience.

INCOME. Net income for the year ended December 31, 1999 was $811,000. This was an increase of $36,000 from net income for the year ended December 31, 1998.

Comprehensive loss for 1999 was $452,000, a decrease of approximately $1.5 million from $1.0 million for 1998.

FINANCIAL CONDITION
RATINGS. Currently, the Company's ratings are A+ by A.M. Best Company, AAA by Duff & Phelps Credit Rating Company, and AA+ by Standard & Poor's Rating Services ("Standard & Poor's").

INVESTMENTS. First Golden's assets are invested in accordance with applicable laws. These laws govern the nature and the quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits subject to certain qualifications, in federal, state, and municipal obligations, corporate bonds, preferred or common stocks, real estate mortgages, real estate, and certain other investments.

First Golden purchases investments in accordance with investment guidelines that take into account investment quality, liquidity, and diversification and invests primarily in investment grade securities. All of First Golden's assets except for variable separate account assets are available to meet its obligations under the contracts.

All of the Company's investments are carried at fair value in the Company's financial statements. The decrease in the carrying value of the Company's investment portfolio was due to changes in unrealized depreciation of fixed maturities. The Company manages the growth of insurance operations in order to maintain adequate capital ratios.

FIXED MATURITIES. At December 31, 1999, the Company had fixed maturities with an amortized cost of $29.2 million and an estimated fair value of $28.1 million. The Company classifies 100% of its securities as available for sale. Net unrealized depreciation on fixed maturities of $1.1 million was comprised entirely of gross depreciation. Net unrealized holding losses on these securities, net of adjustments for VPIF, DPAC, and deferred income taxes of $603,000 was included in stockholder's equity at December 31, 1999.

The individual securities in the Company's fixed maturities portfolio (at amortized cost) include investment grade securities, which include securities issued by the U. S. government, its agencies, and corporations that are rated at least A- by Standard & Poor's ($18.6 million or 63.6%), that are rated BBB+ to BBB- by Standard & Poor's ($9.1 million or 31.1%), and below investment grade securities which are securities issued by corporations that are rated BB+ to BB-by Standard & Poor's ($1.5 million or 5.3%).

Fixed maturities rated BBB+ to BBB- may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than is the case with higher rated fixed maturities. The Company intends to purchase additional below investment grade securities, but it does not expect the percentage of its portfolio invested in such securities to exceed 10% of its investment portfolio. At December 31, 1999, the yield at amortized cost on the Company's below investment grade portfolio was 7.3% compared to 6.7% for the Company's investment grade corporate bond portfolio. The Company estimates the fair value of its below investment grade portfolio was $1.4 million, or 94.0% of amortized cost value, at December 31, 1999.

Below investment grade securities have different characteristics than investment grade corporate debt securities. Risk of loss upon default by the borrower is significantly greater with respect to below investment grade securities than with other corporate debt securities. Below investment grade securities are generally unsecured and are often subordinated to other creditors of the issuer. Also, issuers of below investment grade securities usually have higher levels of debt and are more sensitive to adverse economic conditions, such as a recession or increasing interest rates, than are issuers of investment grade securities. The Company attempts to reduce the overall risk in its below investment grade portfolio, as in all of its investments, through careful credit analysis, strict investment policy guidelines, and diversification by company and by industry.

The Company analyzes its investment portfolio, including below investment grade securities, at least quarterly in order to determine if the Company's ability to realize the carrying value on any investment has been impaired. For debt securities, if impairment in value is determined to be other than temporary (i.e., if it is probable the Company will be unable to collect all amounts due according to the contractual terms of the security), the cost basis of the impaired security is written down to fair value, which becomes the new cost basis. The amount of the write-down is included in earnings as a realized loss. Future events may occur, or additional or updated information may be received, which may necessitate future write-downs of securities in the Company's portfolio. Significant write-downs in the carrying value of investments could materially adversely affect the Company's net income in future periods.

During the year ended December 31, 1999, the amortized cost basis of the Company's fixed maturities portfolio was reduced by $10.8 million as a result of sales, maturities, and scheduled principal repayments. In total, net pre-tax losses from sales, calls, and scheduled principal repayments of fixed maturities amounted to $166,000 in 1999.

At December 31, 1999, no fixed maturities were deemed to have impairments in value that are other than temporary. At December 31, 1999, the Company had no investment in default. The Company's fixed maturities portfolio had a combined yield at amortized cost of 6.5% at December 31, 1999.

OTHER ASSETS. DPAC represents certain deferred costs of acquiring new insurance business, principally first year commissions and interest bonuses and other expenses related to the production of new business after the merger. The Company's DPAC was eliminated as of the merger date and an asset of $132,000 representing VPIF was established for all policies in force at the merger date. VPIF is amortized into income in proportion to the expected gross profits of in force acquired in a manner similar to DPAC amortization. Any expenses which vary directly with the sales of the Company's products are deferred and amortized. At December 31, 1999, the Company had VPIF and DPAC balances of $102,000 and $3.2 million, respectively.

Goodwill totaling $96,000, representing the excess of the acquisition cost over the fair value of net assets acquired, was established at the merger date. Accumulated amortization of goodwill as of December 31, 1999 was approximately $5,000.

At December 31, 1999, the Company had $47.2 million of separate account assets compared to $26.7 million at December 31, 1998. The increase in separate account assets resulted from market appreciation, increased transfer activity, and sales of the Company's variable products, net of redemptions.

At December 31, 1999, the Company had total assets of $83.1 million, an increase of 25.8% over total assets at December 31, 1998.

LIABILITIES. Future policy benefits decreased $3.2 million during 1999 to $7.6 million, due to net reallocations to the Company's separate account. Policy reserves represent the premiums received plus accumulated interest less mortality and administration charges. At December 31, 1999, the Company had $47.2 million of separate account liabilities. This is an increase of 76.7% over separate account liabilities as of December 31, 1998, and is primarily related to market appreciation, increased transfer activity, and sales of the Company's variable annuity products, net of redemptions.

Other liabilities decreased $187,000 during 1999. The decrease results primarily due to a decrease in outstanding checks and accounts payable.

The Company's total liabilities increased $17.3 million, or 45.0%, during 1999 and totaled $56.4 million at December 31, 1999. The increase is primarily the result of an increase in separate account liabilities.

The effects of inflation and changing prices on the Company's financial position are not material since insurance assets and liabilities are both primarily monetary and remain in balance. An effect of inflation, which has been low in recent years, is a decline in stockholder's equity when monetary assets exceed monetary liabilities.

LIQUIDITY AND CAPITAL RESOURCES
Liquidity is the ability of the Company to generate sufficient cash flows to meet the cash requirements of its operating, investing, and financing activities. The Company's principal sources of cash are variable annuity premiums and product charges, investment income, and maturing investments. Primary uses of these funds are payments of commissions and operating expenses, investment purchases, as well as withdrawals and surrenders.

Net cash provided by operating activities was $892,000 in 1999 compared to net cash used in operations of $307,000 in 1998. The operating cash flows result primarily from an increase in annuity product charges, net investment income, and decreased commission expense.

Net cash provided by investing activities was $1.9 million during 1999 as compared to $6.3 million net cash used in investing activities in 1998. This increase is primarily due to greater net sales of fixed maturities. Net sales of fixed maturities were $1.0 million in 1999 versus net purchases of fixed maturities of $3.9 million in 1998.

Net cash used in financing activities was $3.7 million during 1999 as compared to net cash provided by financing activities of $8.0 million during the prior year. In 1999, net cash used in financing activities was impacted by net fixed account deposits of $780,000 compared to $8.8 million in 1998. The change was also impacted by net reallocations to the Company's separate account, which increased to $4.6 million from $872,000 during the prior year.

The Company's liquidity position is managed by maintaining adequate levels of liquid assets, such as cash or cash equivalents and short-term investments. Additional sources of liquidity include borrowing facilities to meet short-term cash requirements. The Company has a $10.0 million revolving note facility with SunTrust Bank, Atlanta, which expires on July 31, 2000. Management believes these sources of liquidity are adequate to meet the Company's short-term cash obligations.

First Golden believes it will be able to fund the capital required for projected new business primarily with existing capital and future capital contributions from its Parent. First Golden expects to continue to receive capital contributions from Golden American, if necessary. It is ING's policy to ensure adequate capital and surplus is provided for the Company and, if necessary, additional funds will be contributed.

The Golden American Board of Directors has agreed by resolution to provide funds as needed for the Company to maintain policyholders' surplus that meets or exceeds the greater of: (1) the minimum capital adequacy standards to maintain a level of capitalization necessary to meet A.M. Best Company's guidelines for a rating one level less than the one originally given to First Golden or (2) the New York State Insurance Department risk-based capital minimum requirements as determined in accordance with New York statutory accounting principles. No funds were transferred from Golden American in 1998 or 1999. On January 31, 2000, Golden American provided a cash capital contribution of $2.1 million to First Golden.

First Golden's principal office is located in New York, New York, where certain of the Company's records are maintained. The 2,568 square feet of office space is leased through 2001.

First Golden is required to maintain a minimum capital and surplus of not less than $6 million under the provisions of the insurance laws of the State of New York.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to the Company within thirty days after the filing. The management of First Golden does not anticipate paying dividends to its Parent during 2000.

The NAIC's risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to monitor the capitalization of insurance companies based upon the type and mixture of risks inherent in a company's operations. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. The Company has complied with the NAIC's risk-based capital reporting requirements. Amounts reported indicate the Company has total adjusted capital well above all required capital levels.

Vulnerability from Concentrations: First Golden's operations consist of one business segment, the sale of variable annuity products. First Golden is not dependent upon any single customer, however, three broker/dealers accounted for a significant portion of its sales volume in 1999. One distributor sold 62.1% of the Company's products in 1998. This distributor discontinued the sales relationship as of July, 1999 for new business. All premiums are generated from consumers and corporations in the states of New York and Delaware.

Reinsurance: At December 31, 1999, First Golden had a reinsurance treaty with an unaffiliated reinsurer covering a significant portion of the mortality risks under its variable contracts. First Golden remains liable to the extent its reinsurer does not meet its obligation under the reinsurance agreement.

The reinsurance treaty that covered the nonstandard minimum guaranteed death benefits for new business has been terminated for business issued after December 31, 1999. The Company is currently pursuing alternative reinsurance arrangements for new business issued after December 31, 1999. There can be no assurance that such alternative arrangements will be available. Any reinsurance covering business in force at December 31, 1999 will continue to apply in the future.

Impact of Year 2000: In prior years, the Company discussed the nature and progress of Golden American's plans for the Company to become Year 2000 ready. In late 1999, Golden American completed remediation and testing of the Company's systems. As a result of those planning and implementation efforts, the Company experienced no significant disruptions in mission critical information technology and non-information technology systems and believes those systems successfully responded to the Year 2000 date change. Golden American incurred all expenses during 1999 in connection with remediating the Company's systems. The Company is not aware of any material problems resulting from Year 2000 issues, either with its products, its internal systems, or the products and services of third parties. Golden American will continue to monitor the Company's mission critical computer applications and those of suppliers and vendors throughout the Year 2000 to ensure that any latent Year 2000 matters that may arise are addressed promptly.

MARKET RISK AND RISK MANAGEMENT
Asset/liability management is integrated into many aspects of the Company's operations, including investment decisions, product development, and crediting rates determination. As part of its risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables include contractowner behavior and the variable separate account's performance.

Contractowners bear the majority of the investment risks related to the variable annuity products. Therefore, the risks associated with the investments supporting the variable separate account are assumed by contractowners, not by the Company (subject to, among other things, certain minimum guarantees). The Company's products also provide certain minimum death benefits that depend on the performance of the variable separate account. Currently the majority of death benefit risks are reinsured, which protects the Company from adverse mortality experience and prolonged capital market decline.

A surrender, partial withdrawal, transfer, or annuitization made prior to the end of a guarantee period from the fixed account may be subject to a market value adjustment. As the liabilities in the fixed account are subject to market value adjustment, the Company does not face a material amount of market risk volatility. The fixed account liabilities are supported by a portfolio principally composed of fixed rate investments that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available for sale. This enables the Company to respond to changes in market interest rates, changes in prepayment risk, changes in relative values of asset sectors and individual securities and loans, changes in credit quality outlook, and other relevant factors. The objective of portfolio management is to maximize returns, taking into account interest rate and credit risks, as well as other risks. The Company's asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change.

On the basis of these analyses, management believes there is no material solvency risk to the Company. With respect to a 10% drop in equity values from year end 1999 levels, variable separate account funds, which represent 86% of the in force, pass the risk in underlying fund performance to the contractowner (except for certain minimum guarantees). With respect to interest rate movements up or down 100 basis points from year end 1999 levels, the remaining 14% of the in force are fixed account funds and almost all of these have market value adjustments which provide significant protection against changes in interest rates.

CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING STATEMENTS
Any forward-looking statements contained herein or in any other oral or written statement by the Company or any of its officers, directors, or employees is qualified by the fact that actual results of the Company may differ materially from such statement, among other risks and uncertainties inherent in the Company's business, due to the following important factors:

     1. Prevailing interest rate levels and stock market performance, which may affect the ability of the Company to sell its products, the market value and liquidity of the Company's investments, fee revenue, and the lapse rate of the Company's policies, notwithstanding product design features intended to enhance persistency of the Company's products.


     2. Changes in the federal income tax laws and regulations, which may affect the tax status of the Company's products.

     3. Changes in the regulation of financial services, including bank sales and underwriting of insurance products, which may affect the competitive environment for the Company's products.

     4.   Increasing competition in the sale of the Company's products.

     5. Other factors that could affect the performance of the Company, including, but not limited to, market conduct claims, litigation, insurance industry insolvencies, availability of competitive reinsurance on new business, investment performance of the underlying portfolios of the variable products, variable product design, and sales volume by significant sellers of the Company's variable products.

OTHER INFORMATION
CERTAIN AGREEMENTS. On November 8, 1996, First Golden and Golden American entered into an administrative service agreement pursuant to which Golden American agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to First Golden. Expenses incurred by Golden American in relation to this service agreement will be reimbursed by First Golden on an allocated cost basis. First Golden entered into a similar agreement with another affiliate, Equitable Life Insurance Company of Iowa ("Equitable Life"), for additional services. For the years ended December 31, 1999 and 1998, First Golden incurred expenses of $137,000 and $248,000, respectively, under the agreement with Golden American and $142,000 and $165,000, respectively, under the agreement with Equitable Life.

Effective January 1, 1998 the Company entered into an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, under which ING IM provides asset management and accounting services. For the years ended December 31, 1999 and 1998, the Company incurred expenses of $73,000 and $56,000, respectively.

First Golden has an agreement with Golden American and DSI pursuant to which First Golden has agreed to provide Golden American and DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. First Golden charges Golden American and DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by First Golden's employees on behalf of Golden American and DSI. For the years ended December 31, 1999 and 1998, charges to Golden American for these services were $269,000 and 210,000, respectively, and charges to DSI for these services were $387,000 and $75,000, respectively.

The Company provides resources and services to Security Life of Denver Insurance Company ("Security Life"), an affiliate, and Southland Life Insurance Company ("Southland"), another affiliate. For the year ended December 31, 1999, charges for these services were $149,000 to Security Life and $63,000 to Southland.

DISTRIBUTION AGREEMENT. First Golden has entered into agreements with DSI to perform services related to the distribution of its products. DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by First Golden. For the years ended December 31, 1999 and 1998, commissions paid by First Golden to DSI were $697,000 and $1,754,000, respectively.

EMPLOYEES. During 1996, Golden American provided the support necessary for the incorporation and licensing of First Golden. During 1999 and 1998, First Golden had few direct employees due to its small size and will continue to receive support pursuant to various management services from DSI, Golden American and other affiliates as described above under "Certain Agreements." The cost of these services are allocated to First Golden.


Certain officers of First Golden are also officers of Golden American and DSI, and certain officers of First Golden are also officers of EIC, and/or Equitable Life Insurance Company of Iowa. See "Directors and Executive Officers."

PROPERTIES. First Golden's principal office is located at 230 Park Avenue, Suite 966, New York, New York 10169, where certain of the Company's records are maintained. The 2,568 square feet of office space is leased for a 5 year term which ends in the year 2001.

DIRECTORS AND EXECUTIVE OFFICERS

NAME (AGE)                         POSITION(S) WITH THE COMPANY
--------------------------         ---------------------------------------------
Barnett Chernow (50)               Director, Chairman and President
Myles R. Tashman (57)              Director, Executive Vice President, General
                                      Counsel and Secretary
James R. McInnis (52)              Executive Vice President
E. Robert Koster (41)              Senior V.P. and Chief Financial Officer
Carol V. Coleman (50)              Director
Michael W. Cunningham (51)         Director
Stephen J. Friedman (62)           Director
Bernard Levitt (74)                Director
Roger A. Martin (68)               Director
Andrew Kalinowski (55)             Director
Phillip R. Lowery (46)             Director
Mark A. Tullis (44)                Director
David L. Jacobson (50)             Senior Vice President and Assistant Secretary
Stephen J. Preston (42)            Executive Vice President and Chief Actuary
Mary B. Wilkinson (43)             Senior Vice President and Treasurer
Marilyn Talman (53)                Vice President, Associate General Counsel
                                      and Assistant Secretary

Each director is elected to serve for one year or until the next annual meeting of shareholders or until his or her successor is elected. Some directors and/or officers are directors and/or officers of First Golden's insurance company affiliates. The principal positions of First Golden's directors and senior executive officers for the past five years are listed below:

Mr. Barnett Chernow became President of First Golden and Golden American in April, 1998. From 1996 to 1998, Mr. Chernow served as Executive Vice President of First Golden. From 1993 to 1998, Mr. Chernow also served as Executive Vice President of Golden American. He was elected to serve as a director of First Golden in June, 1996 and Golden American in April, 1998.

Mr. Myles R. Tashman is Executive Vice President, General Counsel, Secretary and Director of First Golden. Since December, 1995, Mr. Tashman has also served as Executive Vice President of Golden American, and since January, 1998, he has served as a director of Golden American. He was elected to serve as a director of First Golden in June, 1996.

Mr. James R. McInnis is Executive Vice President of First Golden since December, 1997. From 1982 through November, 1997, he was with the Endeavor Group and held several offices, including President at the time of his departure.

Mr. E. Robert Koster was elected Senior Vice President and Chief Financial Officer of First Golden and Golden American in September 1998. From August, 1984 to September, 1998 he has held various positions with ING companies in The Netherlands.

Ms. Carol V. Coleman is a Director of First Golden, having been first appointed in December, 1997. She has been a financial recruiter with Vantage Staffing since 1994.

Mr. Michael W. Cunningham became a Director of First Golden and Golden American in April, 1999. Also, he has served as a Director of Life of Georgia and Security Life of Denver since 1995. Currently, he serves as Executive Vice President and Chief Financial Officer of ING North America Insurance Corporation, and has worked for them since 1991.

Mr. Stephen J. Friedman is a Director of First Golden, having been first appointed in June, 1996. Mr. Friedman is a partner of the law firm of Debevoise & Plimpton in New York, NY since 1993.

Mr. Bernard Levitt is a Director of First Golden, having been first appointed in June, 1996. Until his retirement in 1990, Mr. Levitt was a life insurance consultant with American Life Insurance Company of New York, since 1989.

Mr. Roger A. Martin is a Director of First Golden, having been first appointed in June, 1996. From 1984 until his retirement in July, 1995, Mr. Martin was a Vice President with Bear Sterns.

Mr. Andrew Kalinowski is a Director of First Golden, having been first appointed in June, 1996. Mr. Kalinowski has been a Principal and the President of Upstate Special Risk Services, Incorporated since 1974. He also has been a Principal, the Chief Marketing Officer and Vice President of LifeMark Securities Corporation since 1983, a Principal, Vice President and Secretary of LifeMark Associates, Incorporated since 1993, and a Principal and Director of LIFE Incorporated.

Mr. Phillip R. Lowery became a Director of First Golden in December 1999 and Golden American in April 1999. He has served as Executive Vice President and Chief Actuary for ING Americas Region since 1990.

Mr. Mark A. Tullis became a Director of First Golden and Golden American in December 1999. He has served as Executive Vice President, Strategy and Operations for ING Americas Region since September, 1999. From June, 1994 to August, 1999, he was with Pimerica, serving as Executive Vice President at the time of his departure.

Mr. David L. Jacobson was elected Senior Vice President and Assistant Secretary of First Golden in June, 1996. Since November, 1993, Mr. Jacobson has also served as Senior Vice President and Assistant Secretary of Golden American. Since September, 1996, Mr. Jacobson has also served as Assistant Secretary of Equitable Life Insurance Company of Iowa.

Mr. Stephen J. Preston joined Golden American in December, 1993 as Senior Vice President, Chief Actuary and Controller. He became an Executive Vice President and Chief Actuary in June, 1998. He was elected Senior Vice President and Chief Actuary of First Golden in June, 1996 and elected Executive Vice President in June, 1998.

Ms. Mary Bea Wilkinson was elected Senior Vice President and Treasurer of First Golden in June 1996. From November, 1993 through 1996, Ms. Wilkinson served as Senior Vice President, Assistant Secretary and Treasurer of Golden American.

Ms. Marilyn Talman was elected Vice President, Associate General Counsel and Assistant Secretary of First Golden in June, 1996. Since April, 1996, Ms. Talman has also served as Vice President, Associate General Counsel and Assistant Secretary for Golden American. Since September, 1996, Ms. Talman has also served as Assistant Secretary of Equitable Life Insurance Company of Iowa. From March, 1992 through March, 1996, she held various positions with Rodney Square Management Corp. and was Vice President and General Counsel upon leaving.

COMPENSATION TABLE AND OTHER INFORMATION
The following sets forth information with respect to the Chief Executive Officer of First Golden as well as the annual salary and bonus for the next five highly compensated executive officers for the fiscal years ended December 31, 1999. Certain executive officers of First Golden are also officers of Golden American and DSI.

The salaries of such individuals are allocated among First Golden, Golden American and DS pursuant to an arrangement among these companies.

EXECUTIVE COMPENSATION TABLE
The following table sets forth information with respect to the annual salary and bonus for First Golden's Chief Executive Officer, the four other most highly compensated executive officers and the two most highly compensated former executive officers for the fiscal year ended December 31, 1999.

                                                                    LONG-TERM
                                  ANNUAL COMPENSATION              COMPENSATION
                                  -------------------        -----------------------
                                                              RESTRICTED  SECURITIES
NAME AND                                                     STOCK AWARDS UNDERLYING     ALL OTHER
PRINCIPAL POSITION           YEAR      SALARY      BONUS 1     OPTIONS 2    OPTIONS    COMPENSATION 3
------------------           ----      ------      -------     ---------    -------    --------------
Barnett Chernow,..........   1999    $ 300,009    $ 698,380                   6,950      $ 20,464 4
President                    1998    $ 284,171    $ 105,375                   8,000
                             1997    $ 234,167    $  31,859    $ 277,576      4,000

James R. McInnis..........   1999    $ 250,007    $ 955,646                   5,550      $ 15,663 4
Executive Vice               1998    $ 250,004    $ 626,245                   2,000
President

Myles R. Tashman..........   1999    $ 199,172    $ 293,831                   1,800      $ 14,598 4
Executive Vice               1998    $ 189,337    $  54,425                   3,500
President, General           1997    $ 181,417    $  25,000    $ 165,512      5,000
Counsel and Secretary

Stephen J. Preston........   1999    $ 198,964    $ 235,002                   2,050      $ 12,564 4
Executive Vice               1998    $ 173.870    $  32,152                   3,500
President and Chief          1997    $ 160,758    $  16,470
Actuary


Mary Bea Wilkinson........   1999    $ 158,088    $ 191,968                   1,425      $ 11,736 4
Senior Vice                  1998    $ 110,484    $  30,747
President                    1997    $ 141,233    $  14,466

R. Brock Armstrong........   1999    $ 500,014    $ 500,000                  10,175      $ 23,921 4
Former Chief
Executive Officer

Keith Glover..............   1999    $  87,475    $ 761,892                              $558,541 4,5
Former Executive             1998    $ 250,000    $ 145,120                   3,900
Vice  President

--------------------
1    The amount shown relates to bonuses paid in 1999, 1998, and 1997.
2 Restricted stock awards granted to executive officers vested on October 24, 1997 with the change in control of Equitable of Iowa.
3 Other compensation for 1999 includes reimbursements to named employee for participation in company sponsored programs such as tuition reimbursement, PC purchase assistance program, and other miscellaneous payments or reimbursements. For 1999, Mr. Chernow received $2,464; Mr. McInnis received $636; Mr. Tashman received $2,598; Mr. Preston received $564; Ms. Wilkinson received $1,196; Mr. Armstrong received $1,421; and Mr. Glover received $3,089;
4 Other compensation for 1999 includes a business allowance for each named executive which is required to be applied to specific business expenses of the named executive.
5 In connection with the termination of his employment, Mr. Glover received payments and benefits totaling $555,452.

OPTION GRANTS IN LAST FISCAL YEAR

                                                                                    POTENTIAL
                                                                               REALIZABLE VALUE AT
                                       % OF TOTAL                                ASSUMED ANNUAL
                          NUMBER OF      OPTIONS                                 RATES OF STOCK
                         SECURITIES    GRANTED TO                              PRICE APPRECIATION
                         UNDERLYING     EMPLOYEES   EXERCISE                    FOR OPTION TERM 3
                           OPTIONS      IN FISCAL    OR BASE    EXPIRATION    ----------------------
NAME                      GRANTED 1       YEAR       PRICE 2       DATE           5%           10%
----                     -----------     ------     ---------     ------         ----         -----
Barnett Chernow..........   2,000         3.18       $54.210    01/04/2004    $  29,954    $  66,191
                            4,950         7.86       $54.210    04/01/2009    $ 168,757    $ 427,664
James R. McInnis.........   2,550         4.05       $54.210    04/01/2009    $  86,936    $ 220,312
                            3,000         4.77       $55.070    10/01/2009    $ 103,900    $ 263,302
Myles R. Tashman.........   1,800         2.86       $54.210    04/01/2009    $  61,366    $ 155,514
Stephen J. Preston.......   2,050         3.26       $54.210    04/01/2009    $  69,889    $ 177,113
Mary Bea Wilkinson.......   1,425         2.26       $54.210    04/01/2009    $  48,582    $ 123,115
R. Brock Armstrong.......  10,175        16.16       $54.210    04/01/2009    $ 346,890    $ 879,087

--------------------
1 Stock appreciation rights granted in 1999 to the officers of First Golden have a three-year vesting period and an expiration date as shown.
2 The base price was equal to the fair market value of ING's stock on the date of grant.
3 Total dollar gains based on indicated rates of appreciation of share price over the total term of the rights.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------



REPORT OF INDEPENDENT AUDITORS



The Board of Directors and Stockholder
First Golden American Life Insurance Company of New York

We have audited the accompanying balance sheets of First Golden American Life Insurance Company of New York as of December 31, 1999 and 1998, and the related statements of operations, changes in stockholder's equity, and cash flows for the years ended December 31, 1999 and 1998 and for the periods from October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Golden American Life Insurance Company of New York at December 31, 1999 and 1998, and the results of its operations and its cash flows for the years ended December 31, 1999 and 1998 and for the periods from October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, in conformity with accounting principles generally accepted in the United States.

                                                             s/Ernst & Young LLP

Des Moines, Iowa
February 4, 2000

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                  (Dollars in thousands, except per share data)

                                                        POST-MERGER
                                                 ------------  ------------
                                                 December 31,  December 31,
                                                     1999         1998
                                                 ------------  ------------
  ASSETS

  Investments:
    Fixed maturities, available for sale,
       at fair value (Cost: 1999 - $29,178;
       1998 - $30,431)........................      $28,095       $30,994
    Short-term investments....................        2,309         3,231
                                                    -------       -------
  Total investments...........................       30,404        34,225

  Cash and cash equivalents...................        1,026         1,932

  Due from affiliates.........................          539            37

  Accrued investment income...................          443           414

  Deferred policy acquisition costs...........        3,198         2,347

  Value of purchased insurance in force.......          102           117

  Property and equipment, less allowances
     for depreciation of $31 in 1999 and
     $16 in 1998..............................           41            48

  Goodwill, less accumulated amortization
     of $5 in 1999 and $3 in 1998.............           91            93

  Current income taxes recoverable............           --            89

  Other assets................................           19            15

  Separate account assets.....................       47,215        26,717
                                                    -------       -------
  Total assets................................      $83,078       $66,034
                                                    =======       ========



                               See accompanying notes.

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                            BALANCE SHEETS - CONTINUED
                  (Dollars in thousands, except per share data)

                                                        POST-MERGER
                                                 ------------  ------------
                                                 December 31,  December 31,
                                                     1999         1998
                                                 ------------  ------------

  LIABILITIES AND STOCKHOLDER'S EQUITY

  Policy liabilities and accruals:
     Future policy benefits:
       Annuity products.......................      $ 7,583       $10,830
  Current income taxes payable................          557            --
  Deferred income tax liability...............          610           850
  Revolving note payable......................          100            --
  Due to affiliates...........................           32            17
  Other liabilities...........................          323           510
  Separate account liabilities................       47,215        26,717
                                                    -------       -------
                                                     56,420        38,924


  Commitments and contingencies

  Stockholder's equity:
     Preferred stock, par value $5,000
       per share, authorized 6,000 shares.....          --             --
     Common stock, par value $10 per
       share, authorized, issued, and
       outstanding 200,000 shares.............       2,000          2,000
     Additional paid-in capital...............      23,936         23,936
     Accumulated other comprehensive
       income (loss)..........................        (927)           336
     Retained earnings........................       1,649            838
                                                   -------        -------
  Total stockholder's equity..................      26,658         27,110
                                                   -------        -------
  Total liabilities and stockholder's
    equity....................................     $83,078        $66,034
                                                   =======        =======



                               See accompanying notes.


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                      STATEMENTS OF OPERATIONS
                                                      (Dollars in thousands)



                                                     POST-MERGER                 |   PRE-MERGER
                                      -----------------------------------------------------------
                                                                  For the period | For the period
                                                                     October 25, |     January 1,
                                      For the year  For the year            1997 |           1997
                                             ended         ended         through |        through
                                      December 31,  December 31,    December 31, |    October 24,
                                              1999          1998            1997 |           1997
                                      -----------------------------------------------------------
  Revenues                                                                       |
    Annuity product charges...........       $556           $239             $8  |            $4
    Net investment income.............      2,147          1,844            286  |         1,449
    Realized gains (losses) on
       investments....                       (166)            24              1  |            --
    Other income......................         63             --             --  |            --
                                           ------         ------         ------  |        ------
                                            2,600          2,107            295  |         1,453
                                                                                 |
  Insurance benefits and expenses:                                               |
    Annuity benefits:                                                            |
       Interest credited to account                                              |
          balances....................        590            376             26  |            48
       Benefit claims incurred in                                                |
          excess of account balances..         72             --             --  |            --
    Underwriting, acquisition, and                                               |
       insurance expenses:                                                                 |
       Commissions....................        697          1,754            141  |           267
       General expenses...............        362            834            124  |           461
       Insurance taxes, state                                                    |
          licenses, and fees..........        128             44             94  |            15
       Policy acquisition costs                                                  |
          deferred....................       (879)        (2,264)          (204) |          (298)
       Amortization:                                                             |
         Deferred policy acquisition                                             |
           costs.........                     201             76             13  |             7
         Value of purchased insurance                                            |
           in force...................         35              8              3  |            --
         Goodwill.....................          2              2              1  |            --
                                           ------         ------         ------  |        ------
                                            1,208            830            198  |           500
                                                                                 |
  Interest expense....................         12             --             --  |            --
                                           ------         ------         ------  |        ------
                                            1,220            830            198  |          500
                                           ------         ------         ------  |        ------
                                                                                 |
  Income before income taxes..........      1,380          1,277             97  |           953
                                                                                 |
  Income taxes........................        569            502             34  |           287
                                           ------         ------         ------  |        ------
                                                                                 |
  Net income..........................     $  811           $775            $63  |          $666
                                           ======         ======         ======  |        ======



                                                      See accompanying notes.


                       FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                                      (Dollars in thousands)


                                                       Accumulated
                                         Additional       Other                    Total
                                 Common    Paid-in    Comprehensive  Retained   Stockholder's
                                  Stock    Capital    Income (Loss)  Earnings      Equity
                                ------------------------------------------------------------
                                                        PRE-MERGER
                                ------------------------------------------------------------
Balance at January 1, 1997.....  $2,000    $23,000           $(99)       $42       $24,943
Comprehensive income:
  Net income...................      --         --             --        666           666
  Change in net unrealized
  investment gains (losses)....      --         --           (130)        --          (130)
                                                                                   -------
Comprehensive income...........                                                        536
                                 ------    -------         ------     ------       -------
Balance at October 24, 1997....  $2,000    $23,000         $ (229)    $  708       $25,479
                                 ======    =======         =======    ======       =======

                                -----------------------------------------------------------
                                                     POST-MERGER
                                -----------------------------------------------------------
Balance at October 25, 1997....  $2,000    $23,936             --         --       $25,936
Comprehensive income:
  Net income...................      --         --             --        $63            63
  Change in net unrealized
     investment gains (losses).      --         --            $96         --            96
                                                                                   -------
Comprehensive income...........                                                        159
                                 ------    -------         ------     ------       -------
Balance at December 31,1997....   2,000     23,936             96         63        26,095
Comprehensive income:
  Net income...................      --         --             --        775           775
  Change in net unrealized
     investment gains (losses).      --         --            240         --           240
                                                                                   -------
Comprehensive income...........                                                      1,015
                                 ------    -------         ------     ------       -------
Balance at December 31,1998....   2,000     23,936            336        838        27,110
Comprehensive income:
  Net income...................      --         --             --        811           811
  Change in net unrealized
     investment gains (losses).      --         --         (1,263)        --        (1,263)
                                                                                   -------
Comprehensive income...........                                                       (452)
                                 ------    -------         ------     ------       -------
Balance at December 31,1999....  $2,000    $23,936          $(927)    $1,649       $26,658
                                 ======    =======         ======     ======       =======




                                  See accompanying notes.


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                      STATEMENTS OF CASH FLOWS
                                                       (Dollars in thousands)


                                                                                 POST-MERGER                      |   PRE-MERGER
                                                              ----------------------------------------------------|----------------
                                                                                                  For the period  | For the period
                                                                                                     October 25,  |     January 1,
                                                                 For the year      For the year             1997  |           1997
                                                                        ended             ended          through  |        through
                                                                 December 31,      December 31,     December 31,  |    October 24,
                                                                         1999              1998             1997  |           1997
                                                              ----------------------------------------------------|---------------
OPERATING ACTIVITIES                                                                                              |
                                                                                                                  |
Net income..............................................                 $811             $775               $63  |          $666
Adjustments to reconcile net income to net cash                                                                   |
  provided by (used in) operations:                                                                               |
  Adjustments related to annuity products:                                                                        |
     Interest credited to account balances..............                  590              376                26  |            48
     Charges for mortality and administration...........                  (11)             (11)               --  |            (1)
  Decrease (increase) in accrued investment income......                  (29)             (38)               35  |           (73)
  Policy acquisition costs deferred.....................                 (879)          (2,264)             (204) |          (298)
  Amortization of deferred policy acquisition costs.....                  201               76                13  |             7
  Amortization of value of purchased insurance in force.                   35                8                 3  |            --
  Change in other assets, due to/from affiliates, other                                                           |
     liabilities, and accrued income taxes..............                  (32)             248              (625) |           739
  Provision for depreciation and amortization...........                   90               82                12  |            17
  Provision for deferred income taxes...................                  (50)             465                98  |            26
  Realized gains (losses) on investments................                  166              (24)               (1) |            --
                                                              ----------------------------------------------------|----------------
Net cash provided by (used in) operating activities.....                  892             (307)             (580) |         1,131
                                                                                                                  |
INVESTING ACTIVITIES                                                                                              |
                                                                                                                  |
Sale, maturity, or repayment of investments:                                                                      |
  Fixed maturities - available for sale.................               10,849            1,644               556  |          226
  Short-term investments - net..........................                  922               --                --  |            --
                                                              ----------------------------------------------------|----------------
                                                                       11,771            1,644               556  |           226
Acquisition of investments:                                                                                       |
  Fixed maturities - available for sale.................               (9,835)          (5,549)           (2,635) |            --
  Short-term investments - net..........................                   --           (2,432)              (59) |          (390)
                                                              ----------------------------------------------------|----------------
                                                                       (9,835)          (7,981)           (2,694) |         (390)
                                                                                                                  |
Purchase of property and equipment......................                   (8)              (4)               (2) |           (64)
                                                              ----------------------------------------------------|----------------
Net cash provided by (used in) investing activities.....                1,928           (6,341)           (2,140) |          (228)





                                                      See accompanying notes.


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                STATEMENTS OF CASH FLOWS - CONTINUED
                                                       (Dollars in thousands)

                                                                                 POST-MERGER                     |   PRE-MERGER
                                                              ---------------------------------------------------|-----------------
                                                                                                  For the period |  For the period
                                                                                                     October 25, |      January 1,
                                                                 For the year     For the year              1997 |            1997
                                                                        ended            ended           through |         through
                                                                 December 31,     December 31,      December 31, |     October 24,
                                                                         1999             1998              1997 |            1997
                                                              ---------------------------------------------------|-----------------
FINANCING ACTIVITIES                                                                                             |
                                                                                                                 |
Proceeds from revolving note payable....................              $13,000               --                -- |             --
Repayment of revolving note payable.....................              (12,900)              --                -- |             --
Receipts from investment contracts credited to account                                                           |
  balances..............................................                1,008           $9,009              $354 |         $2,160
Return of account balances on investment contracts......                 (228)            (178)               (8)|            (15)
Net reallocations to separate account...................               (4,606)            (872)              (20)|            (38)
                                                              ---------------------------------------------------|-----------------
Net cash provided by (used in) financing activities.....               (3,726)           7,959               326 |          2,107
                                                              ---------------------------------------------------|-----------------
                                                                                                                 |
Increase (decrease) in cash and cash equivalents........                 (906)           1,311            (2,394)|          3,010
                                                                                                                 |
Cash and cash equivalents at beginning of period........                1,932              621             3,015 |              5
                                                              ---------------------------------------------------|----------------
Cash and cash equivalents at end of period..............               $1,026           $1,932              $621 |         $3,015
                                                              ===================================================|=================
                                                                                                                 |
SUPPLEMENTAL  DISCLOSURE  OF CASH FLOW  INFORMATION                                                              |
Cash paid during the period for:                                                                                 |
   Interest.............................................                   $1               --                -- |             --
   Income taxes.........................................                   --              $99                -- |           $283




                                                      See accompanying notes.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES


ORGANIZATION
First Golden American Life Insurance Company of New York ("First Golden" or "Company"), a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American" or "Parent"), was incorporated on May 24, 1996. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. On January 2, 1997 and December 23, 1997, First Golden became licensed as a life insurance company under the laws of the states of New York and Delaware, respectively. First Golden received policy approvals on March 25, 1997 and December 23, 1997 in New York and Delaware, respectively. The Company's products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations. See Note 8 for further information regarding related party transactions.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC"), a Delaware corporation. See Note 6 for additional information regarding the merger.

For financial statement purposes, the ING merger was accounted for as a purchase effective October 25, 1997. The merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities. As a result, the Company's financial statements for the periods after October 24, 1997 are presented on the Post-Merger new basis of accounting and financial statements for October 24, 1997 and prior periods are presented on the Pre-Merger historical cost basis of accounting.

INVESTMENTS
Fixed Maturities: The Company accounts for investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment," or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC"), and deferred income taxes. At December 31, 1999 and 1998, all of the Company's fixed maturities are designated as available for sale, although the Company is not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Company's Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Other Investments: Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains and Losses: Realized gains and losses are determined on the basis of specific identification.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bonds.


CASH AND CASH EQUIVALENTS
For purposes of the accompanying Statements of Cash Flows, the Company considers all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally first year commissions, interest bonuses, and other expenses related to the production of new business, have been deferred. Acquisition costs for variable annuity products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Company has designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE
As the result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities. See Note 6 for additional information on VPIF resulting from the merger.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements and office furniture and equipment and are not considered to be significant to the Company's overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis. See Note 6 for additional information on the merger.

FUTURE POLICY BENEFITS
Future policy benefits for the fixed interest division of the variable products are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 4.10% to 6.00% during 1999, 3.95% to 7.10% during 1998, and 5.60% to 7.50%
during 1997.

SEPARATE ACCOUNT
Assets and liabilities of the separate account reported in the accompanying Balance Sheets represent funds that are separately administered principally for variable annuity contracts. Contractowners, rather than the

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

Company,  bear the investment   risk  for  the  variable   products.   At  the
direction of the contractowners, the separate account invests the premiums from the sale of variable annuity products in shares of specified mutual funds. The assets and liabilities of the separate account are clearly identified and segregated from other assets and liabilities of the Company. The portion of the separate account assets equal to the reserves and other liabilities of variable annuity contracts cannot be charged with liabilities arising out of any other business the Company may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractowner investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity contracts invested in the separate account; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Company from variable annuity products consist of charges applicable to each contract for mortality and expense risk, contract administration, and surrender charges.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Company has designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Company's Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of the Company does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to the Company within thirty days after the filing.

SEGMENT REPORTING
The Company manages its business as one segment, the sale of variable products designed to meet customer needs for tax-advantaged saving for retirement and protection from death. Variable products are sold to consumers and corporations throughout New York.

USE OF ESTIMATES
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are: (1) estimates of fair values of investments in securities and other financial

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (continued)


instruments,   as  well  as  fair  values  of
policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of the merger transaction, (5) asset valuation allowances, (6) deferred tax benefits (liabilities), and (7) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding items are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

RECLASSIFICATIONS
Certain amounts for the periods ended in the 1998 and 1997 financial statements have been reclassified to conform to the 1999 financial statement presentation.

2. BASIS OF FINANCIAL REPORTING


The financial statements of the Company differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger and is amortized and charged to expense; (3) future policy benefit reserves for the fixed interest division of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) revenues for variable annuity products consist of policy administration charges and surrender charges assessed rather than premiums received; and (10) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

2. BASIS OF FINANCIAL REPORTING (continued)


A reconciliation of net income and stockholder's equity as reported to regulatory authorities under statutory accounting principles to equivalent amounts reported under generally accepted accounting principles follows:

                                                                                 |    PRE-
                                                    POST-MERGER                  |    MERGER
                                 ------------------------------------------------|---------------
                                                     Net Income                  |  Net Income
                                 ------------------------------------------------|---------------
                                                                 For the period  |For the period
                                    For the year    For the year    October 25,  |    January 1,
                                           ended           ended   1997 through  |  1997 through
                                    December 31,    December 31,    December 31  |   October 24,
                                            1999            1998           1997  |          1997
                                 ------------------------------------------------|---------------
                                                                    (Dollars in thousands)
                                                                                 |
As reported under statutory                                                      |
  accounting principles.........            $790            $(966)         $(142)|        $581
Interest maintenance reserve....             (52)              14              1 |          --
Asset valuation reserve.........              --               --             -- |          --
Future policy benefits..........            (681)              45            115 |        (179)
Nonadmitted assets..............              --               --             -- |          --
Net unrealized appreciation                                                      |
  (depreciation) of fixed                                                        |
  maturities at fair value......              --               --             -- |          --
Change in investment basis as                                                    |
  result of merger..............            (118)             (39)            (1)|          --
Deferred policy acquisition                                                      |
  costs.........................             678            2,188            191 |         291
Value of purchased insurance in                                                  |
  force.........................             (35)              (8)            (3)|          --
Current income taxes                                                             |
  payable.......................             193               --             -- |          --
Goodwill........................              (2)              (2)            (1)|          --
Deferred income taxes...........              50             (465)           (98)|         (26)
Other...........................             (12)               8              1 |          (1)
                                 ------------------------------------------------|---------------
As reported herein..............            $811             $775            $63 |        $666
                                 ================================================================



             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

2. BASIS OF FINANCIAL REPORTING (continued)



                                             POST-MERGER
                                 ---------------------------------
                                        Stockholder's Equity
                                 ---------------------------------



                                     December 31,     December 31,
                                             1999             1998
                                 ---------------------------------
                                        (Dollars in thousands)

As reported under statutory
  accounting principles.........        $25,082          $24,377
Interest maintenance reserve....             --               15
Asset valuation reserve.........            145               96
Future policy benefits..........           (697)             (16)
Nonadmitted assets..............             41               43
Net unrealized appreciation
  (depreciation) of fixed
  maturities at fair value......         (1,083)             563
Change in investment basis as
  result of merger..............            200              318
Deferred policy acquisition
  costs.........................          3,198            2,347
Value of purchased insurance in
  force.........................            102              117
Current income taxes
  payable.......................            193               --
Goodwill........................             91               93
Deferred income taxes...........           (610)            (850)
Other...........................             (4)               7
                                 ---------------------------------
As reported herein..............        $26,658          $27,110
                                 =================================



             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

3. INVESTMENT OPERATIONS


INVESTMENT RESULTS

Major categories of net investment income are summarized below:

                                                  POST-MERGER                      |   PRE-MERGER
                              -----------------------------------------------------|-------------------
                                                                   For the period  |    For the period
                                  For the year     For the year       October 25,  |        January 1,
                                         ended            ended      1997 through  |      1997 through
                                  December 31,     December 31,      December 31,  |       October 24,
                                          1999             1998              1997  |              1997
                              -----------------------------------------------------|-------------------
                                                       (DOLLARS IN THOUSANDS)      |
                                                                                   |
Fixed maturities.............          $1,901            $1,726             $294   |           $1,449
Short-term investments.......             148               157               13   |               30
Other, net...................             171                --               --   |                2
                              -----------------------------------------------------|-------------------
Gross investment income......           2,220             1,883              307   |            1,481
Less investment expenses.....             (73)              (39)             (21)  |              (32)
                              -----------------------------------------------------|-------------------
Net investment income........          $2,147            $1,844             $286   |           $1,449
                              =========================================================================

The change in unrealized appreciation (depreciation) on fixed maturities designated as available for sale at fair value for the year ended December 31, 1999, the year ended December 31, 1998, the period October 25, 1997 through December 31, 1997, and the period January 1, 1997 through October 24, 1997 were $(1,646,000), $412,000, $(212,000), and $516,000, respectively.

At December 31, 1999 and December 31, 1998, amortized cost, gross unrealized gains and losses, and estimated fair values of fixed maturities, all of which are designated as available for sale, follows:


                                                       POST-MERGER
                                    ---------------------------------------------------
                                                    Gross       Gross      Estimated
                                     Amortized    Unrealized  Unrealized      Fair
                                        Cost         Gains      Losses       Value
                                    ----------    ----------  ----------   ---------
                                                  (Dollars in thousands)
    December 31, 1999
    -----------------------------
    U.S. government and
       governmental agencies
       and authorities............      $3,486           --         $(88)     $3,398
    Public utilities..............       2,030           --          (77)      1,953
    Corporate securities..........      21,994           --         (910)     21,084
    Mortgage-backed securities....       1,556           --           (8)      1,548
    Other asset-backed securities.         112           --           --         112
                                       -------       ------      -------     -------
    Total.........................     $29,178           --      $(1,083)    $28,095
                                       =======       ======      =======     =======

    December 31, 1998
    -----------------------------
    U. S. government and
       governmental agencies
       and authorities............      $3,997         $118          $(3)     $4,112
    Public utilities..............       2,543           63           (4)      2,602
    Corporate securities..........      20,351          426          (53)     20,724
    Mortgage-backed securities....       3,540           17           (1)      3,556
                                       -------       ------      -------     -------
    Total.........................     $30,431         $624         $(61)    $30,994
                                       =======       ======      =======     =======

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

3. INVESTMENT OPERATIONS (continued)


Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair values for these securities.

At December 31, 1999, net unrealized investment losses on fixed maturities designated as available for sale totaled $1,083,000. Depreciation of $603,000 was included in stockholder's equity at December 31, 1999 (net of adjustments of $16,000 to VPIF, $141,000 to DPAC, and $324,000 to deferred income taxes). At December 31, 1998, net unrealized investment gains on fixed maturities designated as available for sale totaled $563,000. Appreciation of $336,000 was included in stockholder's equity at December 31, 1998 (net of adjustments of $5,000 to VPIF, $32,000 to DPAC, and $190,000 to deferred income taxes).

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 1999 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                       POST-MERGER
                                         ------------------------------------
                                                  Amortized        Estimated
December 31, 1999                                      Cost       Fair Value
-----------------------------------------------------------------------------
                                                    (Dollars in thousands)

Due in one year or less..................            $1,690           $1,616
Due after one year through five years....            11,465           11,107
Due after five years through ten years...            14,355           13,712
                                         ------------------------------------
                                                     27,510           26,435
Mortgage-backed securities...............             1,556            1,548
Other asset-backed securities............               112              112
                                         ------------------------------------
Total ...................................           $29,178          $28,095
                                         ====================================

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

3. INVESTMENT OPERATIONS (continued)


An analysis of sales, maturities, and principal repayments of the Company's fixed maturities portfolio follows:

                                                                 Gross       Gross   Proceeds
                                                 Amortized    Realized    Realized       from
                                                      Cost       Gains      Losses       Sale
    ------------------------------------------------------------------------------------------
                                                              (Dollars in thousands)

    POST-MERGER:

    For the year ended December 31, 1999:
    Scheduled principal repayments, calls,
      and tenders...........................      $2,385            --          --     $2,385
    Sales...................................       8,630            $4       $(170)     8,464
                                               -----------------------------------------------
    Total...................................     $11,015            $4       $(170)   $10,849
                                               ===============================================

    For the year ended December 31, 1998:
    Scheduled principal repayments, calls,
      and tenders...........................      $1,080            --          --     $1,080
    Sales...................................         540           $24          --        564
                                               -----------------------------------------------
    Total...................................      $1,620           $24          --     $1,644
                                               ===============================================

    For the period October 25, 1997
      through December 31, 1997:
    Scheduled principal repayments, calls,
      and tenders...........................        $555            $1          --       $556
                                               ===============================================

    PRE-MERGER:

    For the period January 1, 1997
     through October 24, 1997:

    Scheduled principal repayments, calls,
      and tenders...........................        $226            --          --       $226
                                               ===============================================

Investment Valuation Analysis: The Company analyzes its investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of fixed maturities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During 1999, 1998, and 1997, no investments were identified as having an impairment other than temporary.

Investments on Deposit: At December 31, 1999 and 1998, affidavits of deposits covering bonds with a par value of $400,000 were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Company's investment policies related to its investment portfolio require diversification by asset type, company, and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 1999 and December 31, 1998. Fixed maturities included investments in industrials (48% in 1999, 40% in 1998), financial companies (29% in 1999, 24% in 1998), various government bonds and government or agency mortgage-backed securities (14% in 1999, 13% in 1998), and conventional mortgage-backed securities (6% in 1999, 11% in 1998).

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

3. INVESTMENT OPERATIONS (continued)


No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceed ten percent of stockholder's equity at December 31, 1999.

4. COMPREHENSIVE INCOME


Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by and distributions to the stockholder. Other comprehensive income (loss) excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts totaled $(108,000) and $16,000 in 1999 and 1998, respectively. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $(58,000) and $8,000 in 1999 and 1998, respectively.

5. FAIR VALUES OF FINANCIAL INSTRUMENTS


SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Company's investments, investment contracts and debt fall within the standards' definition of a financial instrument. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

The Company closely monitors the composition and yield of its invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

5. FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)


The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                                                POST-MERGER
                                             -----------------------------------------------
                                                 December 31, 1999       December 31, 1998
                                             ------------------------  ---------------------
                                              Carrying     Estimated   Carrying   Estimated
                                                 Value    Fair Value      Value  Fair Value
                                             ----------   -----------  --------  ----------
                                                          (Dollars in thousands)
  ASSETS

     Fixed maturities, available for sale..    $28,095       $28,095    $30,994     $30,994
     Short-term investments................      2,309         2,309      3,231       3,231
     Cash and cash equivalents.............      1,026         1,026      1,932       1,932
     Separate account assets...............     47,215        47,215     26,717      26,717

  LIABILITIES

    Annuity products.......................      7,583         7,170     10,830      10,166
    Revolving note payable.................        100           100         --          --
    Separate account liabilities...........     47,215        47,215     26,717      26,717

The following methods and assumptions were used by the Company in estimating fair values.

Fixed maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded fixed
Maturities are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of the securities.

Short-term investments and cash and cash equivalents: Carrying values reported in the Company's historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate account assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate account.

Annuity products: Estimated fair values of the Company's liabilities for future policy benefits for the fixed interest division of the variable products are stated at cash surrender value, the cost the Company would incur to extinguish the liability.

Revolving note payable: Carrying value reported in the Company's historical cost basis balance sheet approximates estimated fair value for this instrument, as the agreement carries a variable interest rate provision.

Separate account liabilities: Separate account liabilities are reported at full account value in the Company's historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

6. MERGER


Transaction: On October 23, 1997, Equitable's shareholders approved the Merger Agreement dated July 7, 1997 among Equitable, PFHI, and ING. On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa and Golden American and their wholly owned subsidiaries. In addition, Equitable also owned all the outstanding capital stock of Locust Street Securities, Inc., Equitable Investment Services, Inc. (subsequently dissolved), Directed Services, Inc., Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II, and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. All costs of the merger, including expenses to terminate certain benefit plans, were paid by EIC.

Accounting Treatment: The merger has been accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries with $25,936,000 allocated to the Company. Goodwill was established for the excess of the merger cost over the fair value of the net assets and attributed to EIC and its subsidiaries including Golden American and First Golden. The amount of goodwill allocated to the Company relating to the merger was $96,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value.

Value of Purchased Insurance In Force: As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with the Company at the merger date. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flows at the discount rate determined by ING.

An analysis of the VPIF asset follows:

                                                              POST-MERGER
                                            -----------------------------------------------------
                                                                                  For the period
                                                                                     October 25,
                                             For the year        For the year               1997
                                                    ended               ended            through
                                             December 31,        December 31,       December 31,
                                                     1999                1998               1997
                                            -----------------------------------------------------
                                                             (Dollars in thousands)
       Beginning balance.................           $117                $126                $132
                                            -----------------------------------------------------

       Imputed interest..................              8                   9                   3
       Amortization......................            (40)                (23)                 (6)
       Changes in assumptions of
         timing of gross profits.........             (3)                  6                  --
                                            -----------------------------------------------------
       Net amortization..................            (35)                 (8)                 (3)
       Adjustment for unrealized gains
          (losses) on available for
          sale securities................             20                  (1)                 (3)
                                            -----------------------------------------------------
       Ending balance....................           $102                $117                $126
                                            =====================================================

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

6. MERGER (continued)


Interest is imputed on the unamortized balance of VPIF at a rate of 7.33% for the year ended December 31, 1999, 7.06% for the year ended December 31, 1998, and 7.03% for the period October 25, 1997 through December 31, 1997. The amortization of VPIF, net of imputed interest, is charged to expense. VPIF is adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1999 is $12,000 in 2000, $10,000 in 2001, $9,000 in 2002, $8,000
in 2003, and $7,000 in 2004. Actual amortization may vary based upon changes in assumptions and experience.


7. INCOME TAXES


The Company files a consolidated federal income tax return with Golden American, also a life insurance company.

INCOME TAX EXPENSE

Income tax expense included in the financial statements follows:


                                     POST-MERGER                       |     PRE-MERGER
                -------------------------------------------------------|--------------------
                                                        For the period |     For the period
                                                           October 25, |         January 1,
                     For the year       For the year              1997 |               1997
                            ended              ended           through |            through
                     December 31,       December 31,      December 31, |        October 24,
                             1999               1998              1997 |               1997
                -------------------------------------------------------|--------------------
                                              (Dollars in thousands)   |
                                                                       |
   Current....              $619                $37               $(64)|              $261
   Deferred...               (50)               465                 98 |                26
                -------------------------------------------------------|--------------------
                            $569               $502                $34 |              $287
                ============================================================================

The effective tax rate on income before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference follows:

                                                           POST-MERGER                       |    PRE-MERGER
                                         ----------------------------------------------------|-------------------
                                                                              For the period |    For the period
                                                                                 October 25, |        January 1,
                                          For the year       For the year               1997 |              1997
                                                 ended              ended            through |           through
                                          December 31,       December 31,       December 31, |       October 24,
                                                  1999               1998               1997 |              1997
                                         ----------------------------------------------------|-------------------
                                                                (Dollars in thousands)       |
                                                                                             |
                                                                                             |
Income before income taxes............          $1,380            $1,277                $97  |              $953
                                         ====================================================|===================
                                                                                             |
Income tax at federal statutory rate..            $483              $447                $34  |              $334
Tax effect (decrease) of:                                                                    |
  Compensatory stock option and                                                              |
     Restricted stock expense.........              --                --                 --  |               (35)
  Other items.........................              86                55                 --  |               (12)
                                         ----------------------------------------------------|-------------------
Income tax expense....................            $569              $502                $34  |              $287
                                         ========================================================================

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

7. INCOME TAXES (continued)


DEFERRED INCOME TAXES

The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 1999 and 1998 follows:

                                                      POST-MERGER
                                                -----------------------
                                                December 31   December 31
                                                    1999          1998
                                                -----------   -----------
                                                  (Dollars in thousands)

Deferred tax assets:
    Future policy benefits...................       $560        $11
    Net unrealized depreciation of
      available for sale fixed maturities....        324         --
    Net operating loss carryforwards.........         --        327
                                                   ------     ------
                                                     884        338
Deferred tax liabilities:
    Net unrealized appreciation of
      available for sale fixed maturities....         --       (184)
    Fixed maturities.........................        (68)      (222)
    Investment income........................       (117)        --
    Deferred policy acquisition costs .......       (913)      (714)
    Value of purchased insurance in force....        (30)       (41)
    Other....................................        (42)       (27)
                                                   ------     ------
                                                  (1,170)    (1,188)
                                                   ------     ------
Valuation allowance..........................       (324)        --
                                                   ------     ------
Deferred income tax liability................      $(610)     $(850)
                                                   ======     ======

At December 31, 1999, the Company reported, for financial statement purposes, unrealized losses on certain investments which have not been recognized for tax purposes. The Company has established a valuation allowance against the deferred income tax assets associated with the unrealized depreciation on fixed maturities available for sale as the Company is uncertain as to whether the capital losses, if ever realized, could be utilized to offset future capital gains.

8. RELATED PARTY TRANSACTIONS


Directed Services, Inc. ("DSI") acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable annuity products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's variable insurance products and appoint representatives of the broker/dealers as agents. As of December 31, 1999, the Company's variable annuity products were sold primarily through broker/dealer institutions. The Company paid commissions and expenses to DSI totaling $697,000 and $1,754,000 for the years ended December 31, 1999 and 1998, respectively. For the period October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the commissions and expenses were $141,000 and $267,000, respectively.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

8. RELATED PARTY TRANSACTIONS (continued)


The Company has service  agreements  with Golden  American  and  Equitable  Life
Insurance Company of Iowa ("Equitable Life"), an affiliate, in which Golden American and Equitable Life provide administrative and financial related services. Under the agreement with Golden American, the Company incurred expenses of $137,000, $248,000, $8,000, and $16,000 for the years ended December 31, 1999 and 1998, the period October 25, 1997 through December 31, 1997, and the period January 1, 1997 through October 24, 1997, respectively. Under the agreement with Equitable Life, the Company incurred expenses of $142,000, $165,000, $13,000, and $16,000 for the years ended December 31, 1999 and 1998, the period October 25, 1997 through December 31, 1997, and the period January 1, 1997 through October 24, 1997, respectively.

The Company provides resources and services to Golden American and DSI. Revenues for these services, which reduce general expenses incurred by the Company, totaled $269,000 and $210,000 from Golden American, for the years ended December 31, 1999 and 1998, respectively. Revenues for these services, which reduce general expenses incurred by the Company, totaled $387,000 and $75,000 from DSI for the years ended December 31, 1999 and 1998, respectively.

Effective January 1, 1998, the Company has an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Company records a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 1999 and 1998, the Company incurred fees of $73,000 and $56,000, respectively, under this agreement.

Prior to 1998, the Company had a service agreement with Equitable Investment Services, Inc. ("EISI"), an affiliate, in which EISI provided investment management services. Payments for these services totaled $11,000 and $51,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively.

The Company provides resources and services to Security Life of Denver Insurance Company ("Security Life"), an affiliate, and Southland Life Insurance Company ("Southland"), an affiliate. For the year ended December 31, 1999, charges for these services were $149,000 to Security Life and $63,000 to Southland.

The Company had premiums, net of reinsurance, for variable annuity products for the year ended December 31, 1999 and 1998, that totaled $2,000 and $94,000, respectively, from Locust Street Securities, Inc. ("LSSI"), an affiliate. For the year ended December 31, 1997, the premiums, net of reinsurance, for variable products from LSSI totaled $13,000.

The Golden American Board of Directors has agreed by resolution to provide funds as needed for the Company to maintain policyholders' surplus that meets or exceeds the greater of: (1) the minimum capital adequacy standards to maintain a level of capitalization necessary to meet A.M. Best Company's guidelines or one level less than the one originally given to First Golden, or (2) the New York State Insurance Department risk-based capital minimum requirements as determined in accordance with New York statutory accounting principles. No funds were transferred from Golden American in 1999, 1998, or 1997. On January 31, 2000, Golden American provided a cash capital contribution of $2,100,000 to First Golden.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

9. COMMITMENTS AND CONTINGENCIES


Reinsurance: At December 31, 1999, First Golden had a reinsurance treaty with an unaffiliated reinsurer covering a significant portion of the mortality risks under its variable contracts. First Golden remains liable to the extent its reinsurer does not meet its obligation under the reinsurance agreement. At December 31, 1999 and December 31, 1998, the Company has a payable of $4,000 and $1,000, respectively, for reinsurance premiums. Included in the accompanying financial statements are net considerations to the reinsurer of $27,000, $9,000, and $1,000 for the years ended December 31, 1999 and 1998 and for the period October 25, 1997 through December 31, 1997, respectively. In addition, the accompanying financial statements contain net policy benefits recoveries of $7,000 for the year ended December 31, 1999.

The reinsurance treaty that covered the nonstandard minimum guaranteed death benefits for new business has been terminated for business issued after December 31, 1999. The Company is currently pursuing alternative reinsurance arrangements for new business issued after December 31, 1999. There can be no assurance that such alternative arrangements will be available. Any reinsurance covering business in force at December 31, 1999 will continue to apply in the future.

Litigation: The Company, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Company currently believes no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Company.

Vulnerability from Concentrations: The Company has various concentrations in its investment portfolio (see Note 3 for further information). The Company's asset growth, net investment income, and cash flow are primarily generated from the sale of variable annuities and associated future policy benefits. Substantial changes in tax laws would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed could cause a severe impact to the Company's financial condition. A significant portion of the Company's sales is generated by three broker/dealers, each having at least ten percent of total sales. One of these distributors sold 62.1% of the Company's products in 1998. This relationship was discontinued as of July, 1999 for new business.

Leases: The Company has a lease for its home office space which expires December 31, 2001. The Company also leases certain other equipment under operating leases which expire in 2000. Rent expense for the years ended December 31, 1999 and 1998 and the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997 was $158,000, $95,000, $25,000, and $34,000,
respectively. At December 31, 1999, minimum rental payments due under the operating leases are $82,000 in 2000 and $76,000 in 2001.

Revolving Note Payable: To enhance short-term liquidity, the Company established a revolving note payable effective July 31, 1999 and expiring July 31, 2000 with SunTrust Bank, Atlanta (the "Bank"). The note was approved by the Company's Board of Directors on September 29, 1998. The total amount the Company may have outstanding is $10,000,000. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or (2) a rate quoted by the Bank to the Company for the advance. The terms of the agreement require the Company to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. Under this agreement, the Company incurred interest expense of $12,000 in 1999. At December 31, 1999, the Company had borrowings of $100,000 under this agreement.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

     ITEM                                                                   PAGE
     Introduction............................................................  1
     Description of First Golden American Life Insurance Company of New York.  1
     Safekeeping of Assets...................................................  1
     The Administrator.......................................................  1
     Independent Auditors....................................................  1
     Distribution of Contracts...............................................  2
     Performance Information.................................................  2
     IRA Withdrawal Option...................................................  8
     Other Information.......................................................  8
     Financial Statements of Separate Account NY-B ..........................  9

--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NY-B.

Please Print or Type:

                     --------------------------------------------------
                     NAME

                     --------------------------------------------------
                     SOCIAL SECURITY NUMBER

                     --------------------------------------------------
                     STREET ADDRESS

                     --------------------------------------------------
                     CITY, STATE, ZIP

106958  NY DVA PLUS  05/00

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                      This page intentionally left blank.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of First Golden Separate Account NY-B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

LIQUID ASSET

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 15.04           11,408           $ 172            $ 14.79           22,393            $    331
1998                  14.54            2,755              40              14.33            5,974                  86
1997                  14.02               --              --              13.83               --                  --
5/6/97                13.67               --              --              13.51               --                  --
----------------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 17.00           6,379            $ 108            $ 16.72           7,746             $    130
1998                  17.02              --               --              16.77           1,506                   25
1997                  16.13              --               --              15.91             632                   10
5/6/97                15.43              --               --              15.24              --                   --
----------------------------------------------------------------------------------------------------------------------

GLOBAL FIXED INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 11.88           822              $  10            $ 11.79           2,216             $     26
1998                  13.17            --                 --              13.09              --                   --
5/1/98                12.17            --                 --              12.11              --                   --
----------------------------------------------------------------------------------------------------------------------

                                       A1

FULLY MANAGED

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 22.01           13,633           $ 300            $ 21.65           11,023            $    239
1998                  20.84            2,619              55              20.53            4,512                  93
1997                  19.93               --              --              19.66            1,701                  33
5/6/97                17.95               --              --              17.73               --                  --
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 18.20           32,717           $ 595            $ 18.06           123,053           $  2,222
1998                  17.83           15,411             275              17.72            81,617              1,446
1997                  16.18            2,430              39              16.10            13,026                209
5/6/97                14.36               --              --              14.31                --                 --
----------------------------------------------------------------------------------------------------------------------

EQUITY INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 21.83           12,749           $ 278            $ 21.47           15,934            $    342
1998                  22.27            9,623             214              21.94            6,014                 132
1997                  20.83               --              --              20.55            1,243                  26
5/6/97                18.54               --              --              18.32               --                  --
----------------------------------------------------------------------------------------------------------------------

VALUE EQUITY

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 18.28           5,400            $  99            $ 18.14           15,606            $    283
1998                  18.41           1,678               31              18.31            4,464                  82
1997                  18.36           1,048               19              18.28            1,056                  19
5/6/97                15.72              --               --              15.66               --                  --
----------------------------------------------------------------------------------------------------------------------

                                       A2

RISING DIVIDENDS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 26.07           13,823           $ 360            $ 25.83           79,175            $  2,045
1998                  22.79            1,734              40              22.61           34,310                 776
1997                  20.22               90               2              20.09            8,223                 165
5/6/97                17.27               --              --              17.18               --                  --
----------------------------------------------------------------------------------------------------------------------

MANAGED GLOBAL

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 24.23           9,519            $ 231            $ 23.97           31,419              $  753
1998                  15.02           2,440               37              14.88            9,572                 142
1997                  11.76              --               --              11.67            2,969                  35
5/6/97                11.24              --               --              11.16               --                  --
----------------------------------------------------------------------------------------------------------------------

RESEARCH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 28.25           32,639           $ 921            $ 28.04           122,839           $  3,444
1998                  23.03           26,762             616              22.89            20,466              1,865
1997                  18.95            4,095              78              18.87             9,642                182
5/6/97                16.72               --              --              16.66                --                 --
----------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 30.46           11,524           $ 351            $ 30.11           15,289              $  460
1998                  24.75              578              14              24.50            4,904                 120
1997                  22.24               --              --              22.05              734                  16
5/6/97                18.45               --              --              18.31               --                  --
----------------------------------------------------------------------------------------------------------------------

                                       A3

CAPITAL GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 21.18           9,819            $ 208            $ 21.06           53,276            $  1,122
1998                  17.08           6,031              103              17.01           20,311                 346
1997                  15.45              --               --              15.41              334                   5
5/6/97                12.46              --               --              12.44               --                  --
----------------------------------------------------------------------------------------------------------------------

STRATEGIC EQUITY

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 22.06           6,034            $ 133            $ 21.92           11,085                $243
1998                  14.30           2,037               29              14.23            1,867                  27
1997                  14.36              --               --              14.31            1,265                  18
5/6/97                11.96              --               --              11.93               --                  --
----------------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 39.97           11,889           $ 475            $ 39.59           47,634            $  1,896
1998                  22.60            7,677             173              22.43           27,872                 625
1997                  18.64            1,402              26              18.52            2,866                  53
5/6/97                15.76               --              --              15.68               --                  --
----------------------------------------------------------------------------------------------------------------------

SMALL CAP

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 22.96           2,466             $ 57            $ 22.82           51,013            $  1,164
1998                  15.44           3,612               56              15.37            9,918                 152
1997                  12.92              --               --              12.88            3,434                  44
5/6/97                10.72              --               --              10.70               --                  --
----------------------------------------------------------------------------------------------------------------------

                                       A4

GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 28.78           27,730           $ 798            $ 28.62           197,439           $  5,651
1998                  16.36            8,286             136              16.29            17,549                286
1997                  13.06               --              --              13.03             3,093                 40
5/6/97                12.47               --              --              12.45                --                 --
----------------------------------------------------------------------------------------------------------------------

REAL ESTATE

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 20.96           356              $   7            $ 20.62           1,581                 $ 33
1998                  22.07           356                  8              21.74           1,474                   32
1997                  25.82            --                 --              25.48             478                   12
5/6/97                21.31            --                 --              21.05              --                   --
----------------------------------------------------------------------------------------------------------------------

HARD ASSETS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 17.66             --                --            $ 17.37             525             $      9
1998                  14.50             --                --              14.28           1,007                   14
1997                  20.85             --                --              20.57             238                    5
5/6/97                19.34             --                --              19.11              --                   --
----------------------------------------------------------------------------------------------------------------------

DEVELOPING WORLD

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                 $11.64             --                --            $ 11.61           13,214                $153
1998                   7.29             --                --               7.28               --                  --
2/19/98               10.00             --                --              10.00               --                  --
----------------------------------------------------------------------------------------------------------------------

                                       A5

EMERGING MARKETS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 12.01           523              $   6            $ 11.90           5,437                 $ 65
1998                   6.56            --                 --               6.51           2,917                   19
1997                   8.75            --                 --               8.70           1,812                   16
5/6/97                10.38            --                 --              10.33              --                   --
----------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD BOND

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 10.27           1,835            $  19            $ 10.24           2,126                 $ 22
1998                  10.09              --               --              10.08              --                  --
5/1/98                10.00              --               --              10.00              --                   --
----------------------------------------------------------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 13.16           1,205            $  16            $ 13.13           23,566             $   309
1998                  11.12              --               --              11.11               --                  --
5/1/98                10.00              --               --              10.00               --                  --
----------------------------------------------------------------------------------------------------------------------

                                       A6

                                   APPENDIX B

                        MARKET VALUE ADJUSTMENT EXAMPLES

EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

     1.   The contract value of the Fixed Interest Allocation on the date of
          surrender is                   3
               $124,230 ($100,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )


     3.   Market Value Adjustment =
                                         2,555/365
               $124,230 x [((1.07/1.0825)          ) -1 ] = $9,700

     Therefore, the amount paid to you on full surrender ignoring any surrender charge is $114,530 ($124,230 - $9,700 ).

EXAMPLE #2:  FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

     1.   The contract value of the Fixed Interest Allocation on the date of
          surrender is                   3
               $124,230 ($100,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Market Value Adjustment =
                                          2,555/365
               $124,230 x [(( 1.07/1.0625)          ) -1 ] = $6,270

     Therefore, the amount paid to you on full surrender ignoring any surrender charge is $130,500 ($124,230 + $6,270 ).

EXAMPLE #3:  WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a withdrawal of $114,530 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

                                       B1

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

     1.   The contract value of the Fixed Interest Allocation on the date of
          withdrawal is                   3
               $248,459 ( $200,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )


     3.   Amount that must be withdrawn =
                                           2,555/365
               [ $114,530 / (( 1.07/1.0825)          )] = $124,230

     Then calculate the Market Value Adjustment on that amount.

     4.   Market Value Adjustment =
                                          2,555/365
               $124,230 x [(( 1.07/1.0825)          ) -1] = $9,700

     Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $114,530, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $114,530, and also reduced by the Market Value Adjustment of $9,700, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4:  WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a withdrawal of $130,500 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

     1.   The contract value of Fixed Interest Allocation on the date of
          surrender is                    3
               $248,459 ( $200,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )


     3.   Amount that must be withdrawn =
                                           2,555/365
               [ $130,500 / (( 1.07/1.0625)          )] = $124,230

     Then calculate the Market Value Adjustment on that amount.

     4.   Market Value Adjustment =
                                          2,555/365
               $124,230 x [(( 1.07/1.0625)          ) -1 ] = $6,270

     Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $130,500, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $130,500, but increased by the Market Value Adjustment of $6,270, for a total reduction in the Fixed Interest Allocation of $124,230.

                                       B2

                                   APPENDIX C

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the beginning of the fourth contract year of 20% of the contract value of $35,000.

In this example, $5,250 ($35,000 x .15) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $7,000 ($35,000 x .20). Therefore, $1,750 ($7,000 -
$5,250) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $70 ($1,750 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

                                       C1

                             ING VARIABLE ANNUITIES

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

  First Golden American Life Insurance Company of New York is a stock company domiciled in New York, New York
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106958  NY DVA PLUS  5/00

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                        ING VARIABLE ANNUITIES                            |
        FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK          |
  First Golden American Life Insurance Company of New York is a stock     |
                      company domiciled in New York                       |
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106958  DVA Plus (NY)                                       05/01/2000    |

                                            File Nos. 333-16501, 811-7935
                                            Filed under Rule 497(c)


                           PROFILE AND PROSPECTUS FOR
                               EMPIRE PRIMELITE

ING  VARIABLE  ANNUITIES

FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY
OF NEW YORK

--------------------------------------------------------------------------------
                                   PROFILE OF

                                EMPIRE PRIMELITE
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT
                                   MAY 1, 2000

     --------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The
     Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     --------------------------------------------------------------------
--------------------------------------------------------------------------------
1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and First Golden American Life Insurance Company of New York ("First Golden"). The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of 13 mutual fund investment portfolios through our Separate Account NY-B and/or (ii) in a fixed account of First Golden with guaranteed interest periods. The 13 mutual fund portfolios are listed on page 3 below. We currently offer guaranteed interest periods of 1, 3, 5, 7 and 10 years in the fixed account. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by First Golden as long as you do not take your money out before the maturity date for the applicable interest period. If you withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you take out. Generally the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract.

EMPIRE PRIMELITE PROFILE                                 PROSPECTUS BEGINS AFTER
                                                          PAGE 7 OF THIS PROFILE

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

-----------------------------------------------------------------------------------------------------
                                 ANNUITY OPTIONS
-----------------------------------------------------------------------------------------------------
     Option 1      Income for a       Payments are made for a specified number of years to you
                   fixed period       or your beneficiary.
-----------------------------------------------------------------------------------------------------
     Option 2      Income for         Payments are made for the rest of your life or longer
                   life with a        for a specified period such as 10 or 20 years or until the
                   period certain     total  amount used to buy this  option has been  repaid.  This option comes with an added guarantee that payments will
                                      continue to your beneficiary for the remainder of such
                                      period if you should die during the period.
-----------------------------------------------------------------------------------------------------
     Option 3      Joint life income  Payments are made for your life and the life of another person (usually your spouse).
-----------------------------------------------------------------------------------------------------
     Option 4      Annuity plan       Any other annuitization plan that we choose to offer on the annuity start date.
-----------------------------------------------------------------------------------------------------

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($250 for a qualified Contract) at any time before you turn 85. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

                                       2                EMPIRE PRIMELITE PROFILE

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into any one or more of the following 13 mutual fund investment portfolios through our Separate Account A. The investment portfolios are described in the prospectuses for the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. If you invest in any of the following investment portfolios, depending on market conditions, you may make or lose money:

     THE GCG TRUST
         Total Return Series
         Research Series
         Mid-Cap Growth Series
     TRAVELERS SERIES FUND INC.
         Smith Barney Large Cap Value Portfolio
         Smith Barney International Equity Portfolio
         Smith Barney High Income Portfolio
         Smith Barney Money Market Portfolio
     GREENWICH STREET SERIES FUND
         Appreciation Portfolio
     SMITH BARNEY CONCERT ALLOCATION SERIES INC.
         Select High Growth Portfolio
         Select Growth Portfolio
         Select Balanced Portfolio
         Select Conservative Portfolio
         Select Income Portfolio

5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts an annual contract administrative charge of $30, and if you invest in an investment portfolio, a mortality and expense risk charge and an asset-based administrative charge. The mortality and expense risk charge and the asset-based administrative charge are deducted daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                            STANDARD    ANNUAL RATCHET ENHANCED
                                          DEATH BENEFIT      DEATH BENEFIT
     Mortality & Expense Risk Charge          1.10%              1.25%
     Asset-Based Administrative Charge        0.15%              0.15%
                                              -----              -----
           Total                              1.25%              1.40%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.54% to 1.20% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 15% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

                                       3                EMPIRE PRIMELITE PROFILE

     COMPLETE YEARS ELAPSED               0    1    2    3    4    5    6    7+
          SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                     7%   6%   5%   4%   3%   2%   1%   0%


The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.07% (based on an average contract value of $45,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1999 for the GCG Trust and the Greenwich Street Series Fund; as of January 31, 2000 for the Concert Allocation Series Inc.; and as of October 31, 1999 for the Travelers Series Fund Inc. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Annual Ratchet Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

-----------------------------------------------------------------------------------------------
                                           TOTAL ANNUAL                     EXAMPLES:
                            TOTAL ANNUAL    INVESTMENT    TOTAL    TOTAL CHARGES AT THE END OF:
                             INSURANCE       PORTFOLIO   ANNUAL    ----------------------------
INVESTMENT PORTFOLIO          CHARGES         CHARGES    CHARGES       1 YEAR     10 YEARS
-----------------------------------------------------------------------------------------------
THE GCG TRUST
Total Return                   1.50%           0.91%      2.41%         $  94       $ 275
-----------------------------------------------------------------------------------------------
Research                       1.50%           0.91%      2.41%         $  94       $ 275
-----------------------------------------------------------------------------------------------
Mid-Cap Growth                 1.50%           0.91%      2.41%         $  94       $ 275
-----------------------------------------------------------------------------------------------
TRAVELERS SERIES
FUND INC.
Smith Barney Large Cap Value   1.50%           0.67%      2.17%         $  92       $ 250
-----------------------------------------------------------------------------------------------
Smith Barney International
   Equity                      1.50%           1.00%      2.50%         $  95       $ 284
-----------------------------------------------------------------------------------------------
Smith Barney High Income       1.50%           0.66%      2.16%         $  92       $ 249
-----------------------------------------------------------------------------------------------
Smith Barney Money Market      1.50%           0.54%      2.04%         $  91       $ 237
-----------------------------------------------------------------------------------------------
GREENWICH STREET SERIES
FUND
Appreciation                   1.50%           0.79%      2.29%         $  93       $ 263
-----------------------------------------------------------------------------------------------
SMITH BARNEY CONCERT
ALLOCATION SERIES INC.
Select High Growth             1.50%           1.20%      2.70%         $  97       $ 303
-----------------------------------------------------------------------------------------------
Select Growth                  1.50%           1.13%      2.63%         $  97       $ 296
-----------------------------------------------------------------------------------------------
Select Balanced                1.50%           1.07%      2.57%         $  96       $ 290
-----------------------------------------------------------------------------------------------
Select Conservative            1.50%           1.07%      2.57%         $  96       $ 290
-----------------------------------------------------------------------------------------------
Select Income                  1.50%           1.02%      2.52%         $  95       $ 286
-----------------------------------------------------------------------------------------------

The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. The 1 Year examples above include a 7% surrender charge. For more detailed information, see the fee table in the prospectus for the Contract.

                                       4                EMPIRE PRIMELITE PROFILE

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.


Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 7. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for the entire calendar years of 1998 and 1999. These numbers reflect the deduction of the mortality and expense risk charge (based on the Annual Ratchet Enhanced Death Benefit), the asset-based administrative charge and the annual contract fee, but do not reflect deductions for surrender charges, if any. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                                                                FISCAL YEARS
     INVESTMENT PORTFOLIO                                    1999          1998
--------------------------------------------------------------------------------
     Managed by Massachusetts Financial Services Company***
          Mid-Cap Growth                                    76.48%        21.00%
          Research                                          22.42%        21.24%
          Total Return                                       1.86%         9.94%
--------------------------------------------------------------------------------
     Managed by SSB Citi Management LLC**
          Smith Barney Large Cap Value                      -1.45%         8.20%
          Smith Barney International Equity                 65.32%         4.93%
          Smith Barney High Income                           1.06%        -1.06%
          Smith Barney Money Market                          3.21%         3.51%
          Appreciation                                      11.44%        17.40%
--------------------------------------------------------------------------------
     Managed by Travelers Investment Adviser, Inc.*
          Select High Growth                                25.00%        13.68%
          Select Growth                                     14.42%        12.28%
          Select Balanced                                    5.95%         7.91%
          Select Conservative                                2.58%         4.60%
          Select Income                                     -0.86%         4.02%

----------------------
     *    Year Ended January 31, 2000
     ** Year Ended October 31, 1999 for all portfolios except the Appreciation Portfolio, whose average annual total return is based on a December 31, 1999 fiscal year end.
     ***  Year Ended December 31, 1999

                                       5                EMPIRE PRIMELITE PROFILE

9.   DEATH BENEFIT
You may choose (i) the Standard Death Benefit, or (ii) the Annual Ratchet Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit is available only if the contract owner or the annuitant (if the contract owner is not an individual) is less than 80 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit may not be available where a Contract is held by joint owners.


The death benefit is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract after subtracting any withdrawals; or

     3)   the cash surrender value.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract after subtracting any withdrawals;

     3)   the cash surrender value; or

     4) the enhanced death benefit, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount:
          On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then we subtract any withdrawals made since the preceding day (including any market value adjustment applied to such withdrawal), and then we subtract for any associated surrender charges. That amount becomes the new enhanced death benefit.

     Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a full refund of your contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, we will include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium you paid.

                                       6                EMPIRE PRIMELITE PROFILE

     TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus.

     ADDITIONAL FEATURES. This Contract has other features that may interest you. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Smith Barney Money Market investment portfolios or in the fixed account with a 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

          Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing.

11.  INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     230 PARK AVENUE, SUITE 966
     NEW YORK, NEW YORK  10169
     (800) 963-9539

or your registered representative.

                                       7                EMPIRE PRIMELITE PROFILE

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--------------------------------------------------------------------------------
FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF FIRST GOLDEN AMERICAN LIFE INSURANCE
COMPANY OF NEW YORK

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
                                EMPIRE PRIMELITE
--------------------------------------------------------------------------------

                                                                     May 1, 2000

     This prospectus describes Empire PrimElite, an individual deferred variable annuity contract (the "Contract") offered by First Golden American Life Insurance Company of New York ("First Golden," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more of 13 mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

     We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid).

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated May 1, 2000, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at 230 Park Avenue, Suite 966, New York, New York 10169 or call (800) 963-9539, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES INC. IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES INC.

--------------------------------------------------------------------------------
A LIST OF THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

     The investment portfolios available under your Contract and the portfolio managers are:

     MASSACHUSETTS FINANCIAL SERVICES COMPANY
          Total Return Series
          Research Series
          Mid-Cap Growth Series

     TRAVELERS INVESTMENT ADVISER, INC.
          Select High Growth Portfolio
          Select Growth Portfolio
          Select Balanced Portfolio
          Select Conservative Portfolio
          Select Income Portfolio

     SSB CITI FUND MANAGEMENT LLC
          Smith Barney Large Cap Value Portfolio
          Smith Barney International Equity Portfolio
          Smith Barney High Income Portfolio
          Smith Barney Money Market Portfolio
          Appreciation Portfolio

     The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account NY-B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
     Index of Special Terms.................................................   1
     Fees and Expenses......................................................   2
     Performance Information................................................   5
             Accumulation Unit..............................................   5
             Net Investment Factor..........................................   5
             Condensed Financial Information................................   6
             Financial Statements...........................................   6
             Performance Information........................................   6
     First Golden American Life Insurance Company of New York...............   7
     The Trusts    .........................................................   7
     First Golden Separate Account NY-B.....................................   8
     The Investment Portfolios..............................................   8
             Investment Objectives..........................................   8
             Investment Management Fees and Other Expenses..................  10
     The Fixed Interest Allocation..........................................  11
             Selecting a Guaranteed Interest Period.........................  11
             Guaranteed Interest Rates......................................  11
             Transfers from a Fixed Interest Allocation.....................  12
             Withdrawals from a Fixed Interest Allocation...................  12
             Market Value Adjustment........................................  13
     The Annuity Contract...................................................  13
             Contract Date and Contract Year ...............................  14
             Annuity Start Date.............................................  14
             Contract Owner.................................................  14
             Annuitant......................................................  14
             Beneficiary....................................................  15
             Purchase and Availability of the Contract......................  15
             Crediting of Premium Payments..................................  15
             Administrative Procedures......................................  16
             Contract Value.................................................  16
             Cash Surrender Value...........................................  17
             Surrendering to Receive the Cash Surrender Value...............  17
             The Subaccounts................................................  17
             Addition, Deletion or Substitution of Subaccounts and
                Other Changes...............................................  17
             The Fixed Account..............................................  18
             Other Important Provisions.....................................  18
     Withdrawals   .........................................................  18
             Regular Withdrawals............................................  19
             Systematic Withdrawals.........................................  19
             IRA Withdrawals................................................  20
     Transfers Among Your Investments.......................................  21
             Dollar Cost Averaging..........................................  21
             Automatic Rebalancing..........................................  22
     Death Benefit Choices..................................................  22
             Death Benefit During the Accumulation Phase....................  22
                   Standard Death Benefit...................................  22
                   Annual Ratchet Enhanced Death Benefit....................  23
             Death Benefit During the Income Phase..........................  23
             Required Distributions upon Contract Owner's Death.............  23

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PAGE
     Charges and Fees.......................................................  24
             Charge Deduction Subaccount....................................  24
             Charges Deducted from the Contract Value.......................  24
                   Surrender Charge.........................................  24
                   Free Withdrawal Amount...................................  24
                   Surrender Charge for Excess Withdrawals..................  24
                   Premium Taxes............................................  25
                   Administrative Charge....................................  25
                   Transfer Charge..........................................  25
             Charges Deducted from the Subaccounts..........................  25
                   Mortality and Expense Risk Charge........................  25
                   Asset-Based Administrative Charge........................  25
             Trust Expenses.................................................  26
     The Annuity Options....................................................  26
             Annuitization of Your Contract.................................  26
             Selecting the Annuity Start Date...............................  27
             Frequency of Annuity Payments..................................  27
             The Annuity Options............................................  27
                   Income for a Fixed Period................................  27
                   Income for Life with a Period Certain....................  27
                   Joint Life Income........................................  27
                   Annuity Plan.............................................  28
             Payment When Named Person Dies.................................  28
     Other Contract Provisions..............................................  28
             Reports to Contract Owners.....................................  28
             Suspension of Payments.........................................  28
             In Case of Errors in Your Application..........................  28
             Assigning the Contract as Collateral...........................  28
             Contract Changes-Applicable Tax Law............................  29
             Free Look......................................................  29
             Group or Sponsored Arrangements................................  29
             Selling the Contract...........................................  29
     Other Information......................................................  30
             Voting Rights..................................................  30
             State Regulation...............................................  30
             Legal Proceedings..............................................  30
             Legal Matters..................................................  30
             Experts........................................................  30
     Federal Tax Considerations.............................................  31
     More Information About First Golden American Life Insurance Company of
         New York  .........................................................  36
     Financial Statements of First Golden American Life Insurance Company
        of New York.........................................................  48
     Statement of Additional Information
             Table of Contents..............................................  70
     Appendix A
             Condensed Financial Information................................  A1
     Appendix B
             Market Value Adjustment Examples...............................  B1
     Appendix C
             Surrender Charge for Excess Withdrawals Example................  C1

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                       PAGE
Accumulation Unit                                    5
Annual Ratchet Enhanced Death Benefit               23
Annuitant                                           14
Annuity Start Date                                  14
Cash Surrender Value                                17
Contract Date                                       14
Contract Owner                                      14
Contract Value                                      16
Contract Year                                       14
Fixed Interest Allocation                           11
Free Withdrawal Amount                              24
Market Value Adjustment                             13
Net Investment Factor                                5
Standard Death Benefit                              22

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS             CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value                  Index of Investment Experience
Annuity Start Date                       Annuity Commencement Date
Contract Owner                           Owner or Certificate Owner
Contract Value                           Accumulation Value
Transfer Charge                          Excess Allocation Charge
Fixed Interest Allocation                Fixed Allocation
Free Look Period                         Right to Examine Period
Guaranteed Interest Period               Guarantee Period
Subaccount(s)                            Division(s)
Net Investment Factor                    Experience Factor
Regular Withdrawals                      Conventional Partial Withdrawals
Withdrawals                              Partial Withdrawals

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*

     Surrender Charge:

     COMPLETE YEARS ELAPSED              0    1    2    3    4    5    6    7+
          SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                    7%   6%   5%   4%   3%   2%   1%   0%

     Transfer Charge....................................................  None**
     * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

     ** We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
     Administrative Charge..............................................  $   30
     (We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.)

SEPARATE ACCOUNT NY-B ANNUAL CHARGES***

                                              STANDARD    ENHANCED DEATH BENEFIT
                                            DEATH BENEFIT     ANNUAL RATCHET
                                            -------------     --------------
     Mortality and Expense Risk Charge.......   1.10%             1.25%
     Asset-Based Administrative Charge.......   0.15%             0.15%
                                                -----             -----
     Total Separate Account Charges..........   1.25%             1.40%

     *** As a percentage of average assets in each subaccount. The mortality and expense risk charge and the asset-based administrative charge are deducted daily.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                         MANAGEMENT       OTHER         TOTAL
     PORTFOLIO                             FEE(1)      EXPENSES(2)   EXPENSES(3)
--------------------------------------------------------------------------------
     Total Return                           0.91%         0.00%         0.91%
--------------------------------------------------------------------------------
     Research                               0.91%         0.00%         0.91%
--------------------------------------------------------------------------------
     Mid-Cap Growth                         0.91%         0.00%         0.91%
--------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.
     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1999, except for portfolios that commenced operations in 2000 where the charges have been estimated.
     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 1999.

TRAVELERS SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                         MANAGEMENT       OTHER        TOTAL
     PORTFOLIO                              FEE        EXPENSES(1)    EXPENSES
--------------------------------------------------------------------------------
     Smith Barney Large Cap Value           0.65%         0.02%         0.67%
--------------------------------------------------------------------------------
     Smith Barney International Equity      0.90%         0.10%         1.00%
--------------------------------------------------------------------------------
     Smith Barney High Income               0.60%         0.06%         0.66%
--------------------------------------------------------------------------------
     Smith Barney Money Market              0.50%         0.04%         0.54%
--------------------------------------------------------------------------------

     (1) Other expenses are based on actual expenses for the fiscal year ended October 31, 1999.

GREENWICH STREET SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                         MANAGEMENT       OTHER        TOTAL
     PORTFOLIO                              FEE        EXPENSES(1)    EXPENSES
--------------------------------------------------------------------------------
     Appreciation                           0.55%         0.24%         0.79%
--------------------------------------------------------------------------------

     (1) Other expenses are based on actual expenses for the year ended December 31, 1999.

SMITH BARNEY CONCERT ALLOCATION SERIES INC. ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                         MANAGEMENT       OTHER        TOTAL
      PORTFOLIO                             FEE        EXPENSES(1)    EXPENSES
--------------------------------------------------------------------------------
     Smith Barney Select High Growth        0.35%         0.85%         1.20%
     Smith Barney Select Growth             0.35%         0.78%         1.13%
     Smith Barney Select Balanced           0.35%         0.72%         1.07%
     Smith Barney Select Conservative       0.35%         0.72%         1.07%
     Smith Barney Select Income             0.35%         0.67%         1.02%
--------------------------------------------------------------------------------

     (1) Other expenses are based on a weighted average of the expense ratios of the underlying funds in which a particular portfolio was invested on January 31, 2000. The expense ratios for the underlying funds are based on actual expense for each fund's Class Y shares as of the end of such fund's most recent fiscal year.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. The tables reflect expenses of Account NY-B as well as the expenses of the investment portfolios.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
In the following examples, surrender charges may apply if you choose to annuitize within the first 7 contract years. The examples also assume election of the Annual Ratchet Enhanced Death Benefit and are based on an assumed 5% annual return.

If you surrender your Contract at the end of the applicable time period, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                         1 YEAR    3 YEARS   5 YEARS 10 YEARS
     Total Return.........................  $ 94     $ 125     $ 159    $ 275
     Research.............................  $ 94     $ 125     $ 159    $ 275
     Mid-Cap Growth.......................  $ 94     $ 125     $ 159    $ 275

     TRAVELERS SERIES FUND INC.
     Smith Barney Large Cap Value.........  $ 92     $ 118     $ 146    $ 250
     Smith Barney International Equity....  $ 95     $ 128     $ 163    $ 284
     Smith Barney High Income.............  $ 92     $ 118     $ 146    $ 249
     Smith Barney Money Market............  $ 91     $ 114     $ 140    $ 237

     GREENWICH STREET SERIES FUND
     Appreciation.........................  $ 93     $ 122     $ 153    $ 263

     SMITH BARNEY CONCERT
     Allocation Series Inc.
     Select High Growth...................  $ 97     $ 134     $ 173    $ 303
     Select Growth........................  $ 97     $ 132     $ 170    $ 296
     Select Balanced......................  $ 96     $ 130     $ 167    $ 290
     Select Conservative..................  $ 96     $ 130     $ 167    $ 290
     Select Income........................  $ 96     $ 128     $ 164    $ 286

If you do not surrender your Contract or if you annuitize on the annuity start date, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                         1 YEAR    3 YEARS   5 YEARS 10 YEARS
     Total Return.........................  $  24     $  75     $ 129    $ 275
     Research.............................  $  24     $  75     $ 129    $ 275
     Mid-Cap Growth.......................  $  24     $  75     $ 129    $ 275

     TRAVELERS SERIES FUND INC.
     Smith Barney Large Cap Value.........  $  22     $  68     $ 116    $ 250
     Smith Barney International Equity....  $  25     $  78     $ 133    $ 284
     Smith Barney High Income.............  $  22     $  68     $ 116    $ 249
     Smith Barney Money Market............  $  21     $  64     $ 110    $ 237

     GREENWICH STREET SERIES FUND
     Appreciation.........................  $  23     $  72     $ 123    $ 263

     SMITH BARNEY CONCERT
     ALLOCATION SERIES INC.
     Select High Growth...................  $  27     $  84     $ 143    $ 303
     Select Growth........................  $  27     $  82     $ 140    $ 296
     Select Balanced......................  $  26     $  80     $ 137    $ 290
     Select Conservative..................  $  26     $  80     $ 137    $ 290
     Select Income........................  $  26     $  78     $ 134    $ 286

The examples above reflect the annual administrative charge as an annual charge of 0.07% of assets (based on an average contract value of $45,000). Your charge would be higher for smaller Contract values and lower for higher Contract values. Premium taxes may apply and are not reflected in the example.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account NY-B of First Golden ("Account NY-B") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Account NY-B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Account NY-B for the year ended December 31, 1999 are included in the Statement of Additional Information. The audited financial statements of First Golden for the years ended December 31, 1999, 1998 and 1997 are included in this prospectus.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Account NY-B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Smith Barney Money Market subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Account NY-B has been in existence. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Account NY-B, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the sub-accounts of Account NY-B. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Smith Barney Money Market subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Smith Barney Money Market subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (a measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information, including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------

First Golden American Life Insurance Company of New York ("First Golden") was incorporated on May 24, 1996 as a New York stock life insurance company. First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"). Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa").

Equitable of Iowa is wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. First Golden's financial statements appear in this prospectus. First Golden is authorized to do business in Delaware and New York. Equitable of Iowa is the holding company for Golden American, Directed Services, Inc. (the investment advisor of The GCG Trust and the distributor of the Contracts) and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management Co. LLC, one of the portfolio managers of The GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of The GCG Trust.

Our principal office is located at 230 Park Avenue, Suite 966, New York, New York 10169.

--------------------------------------------------------------------------------
                                   THE TRUSTS
--------------------------------------------------------------------------------

In this prospectus, we refer to the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series collectively as the "Trusts" and individually as a "Trust."

The GCG Trust is a mutual fund whose shares are available to separate accounts funding variable annuity contracts offered by First Golden and other insurance companies and variable life insurance policies offered by other insurance companies. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. are also mutual funds whose shares are available to Account NY-B which funds variable insurance products offered by First Golden. The Travelers Series Fund Inc., and Greenwich Street Series Fund shares may also be available to other separate accounts funding variable insurance products offered by First Golden. The Travelers Series Fund Inc., Greenwich Street
Series Fund and Smith Barney Concert Allocation Series Inc. may also sell their shares to separate accounts of other insurance companies, both affiliated and not affiliated with First Golden. The principal address of Travelers Series
Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series is 388 Greenwich Street, New York, New York 10013.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, and Greenwich Street Series Fund, the Boards of Directors of Travelers Series Fund Inc. and Smith Barney Concert Allocation Series Inc., and the management of Directed Services, Inc., and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
                       FIRST GOLDEN SEPARATE ACCOUNT NY-B
--------------------------------------------------------------------------------

First Golden Separate Account NY-B ("Account NY-B") was established as a separate account of First Golden on June 13, 1996. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Account NY-B is a separate investment account used for our variable annuity contracts. We own all the assets in Account NY-B but such assets are kept separate from our other accounts.

Account NY-B is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account NY-B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account NY-B. If the assets in Account NY-B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account NY-B but are not discussed in this prospectus. Account NY-B may also invest in other investment portfolios which are not available under your Contract.

--------------------------------------------------------------------------------
                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed in the section below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objective. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS CAN BE FOUND IN THE PROSPECTUSES FOR THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING. TO OBTAIN FREE COPIES OF THESE PROSPECTUSES, PLEASE WRITE TO OUR CUSTOMER SERVICE CENTER AT P.O. BOX 2700, WEST CHESTER, PENNSYLVANIA 19380 OR CALL (800) 366-0066 OR ACCESS THE SEC'S WEBSITE (http://www.sec.gov).

     ---------------------------------------------------------------------------------------
     INVESTMENT PORTFOLIO     INVESTMENT OBJECTIVE
     ---------------------------------------------------------------------------------------
     THE GCG TRUST            Seeks above-average income (compared to a portfolio entirely
     Total Return             invested in equity securities) consistent with the prudent employment of capital.

                              Invests primarily in a combination of equity and fixed
                              income securities.
                              -------------------------------------------------------------
     Research                 Seeks long-term growth of capital and future income.

                              Invests primarily in common stocks or securities convertible into common stocks of companies believed to have better than average prospects for long-term growth.
                              -------------------------------------------------------------

                                       8

     ---------------------------------------------------------------------------------------
     INVESTMENT PORTFOLIO     INVESTMENT OBJECTIVE
     ---------------------------------------------------------------------------------------
     Mid-Cap Growth           Seeks long-term growth of capital.

                              Invests primarily in equity securities of companies with
                              medium market capitalization which the portfolio manager
                              believes have above-average growth potential.
                              -------------------------------------------------------------
     TRAVELERS SERIES FUND, INC.
     Smith Barney Large       Seeks current income and long-term growth of income and
        Cap Value             capital.

                              Invests primarily in common stocks of U.S. companies having market capitalization of at least $5 billion at the time of investment.
                              -------------------------------------------------------------
     Smith Barney
        International Equity  Seeks total return on its assets from growth of capital and income.

                              Invests primarily in a diversified portfolio of equity
                              securities of established non-U.S. issuers.
                              -------------------------------------------------------------
     Smith Barney High
        Income                Seeks high current income. Secondary objective: capital
                              appreciation.

                              Invests in high-yielding corporate debt obligations and
                              preferred stock of foreign issuers. In addition, the
                              portfolio may invest up to 20% of its assets in the
                              securities of foreign issuers that are denominated in
                              currencies other than U.S. dollars.
                              -------------------------------------------------------------
     Smith Barney Money
        Market                Seeks maximum current income and preservation of capital.

                              Invests in bank obligations and high quality commercial
                              paper, corporate obligations and municipal obligations in
                              addition to U.S. government securities and related
                              repurchase agreements.
                              -------------------------------------------------------------
     GREENWICH STREET SERIES FUND
     Appreciation             Seeks long-term appreciation of capital.

                              The fund invests primarily in equity securities of U.S.
                              companies. The fund typically invests in medium and large
                              capitalization companies but may also invest in small
                              capitalization companies. Equity securities include exchange traded and over-the-counter common stocks and preferred
                              stocks, debt convertible into equity securities, and
                              warrants and rights relating to equity securities.
                              -------------------------------------------------------------
     SMITH BARNEY CONCERT ALLOCATION SERIES INC.
     Select High Growth       Seeks capital appreciation.

                              Invests a large portion of its assets in aggressive equity mutual funds that focus on smaller, more speculative
                              companies as well as mid-sized (or larger) companies with
                              the potential for rapid growth. A significant portion of the portfolio may be invested in international or emerging
                              markets funds in order to achieve a greater level of
                              diversification.
                              -------------------------------------------------------------
     Select Growth            Seeks long-term growth of capital.

                              Invests primarily in mutual funds that focus on
                              large-capitalization equity securities, to provide growth.
                              The portfolio also invests in small- and
                              middle-capitalization equity securities and international
                              securities. In addition, a significant portion of the
                              portfolio is also allocated to funds that invest in fixed
                              income --- securities to help reduce volatility.
                              -------------------------------------------------------------

                                       9

     ---------------------------------------------------------------------------------------
     INVESTMENT PORTFOLIO     INVESTMENT OBJECTIVE
     ---------------------------------------------------------------------------------------
     Select Balanced          Seeks long-term growth of capital and income, placing equal emphasis on current income and capital appreciation.

                              The portfolio divides its assets roughly between equity and fixed-income mutual funds. The equity funds are primarily
                              large-capitalization, dividend-paying stock funds. The
                              fixed-income portion of the portfolio is mainly invested in funds that invest in U.S. government and agency securities, as well as mortgage-backed securities.
                              -------------------------------------------------------------
     Select Conservative      Seeks income, and secondarily, long-term capital growth.

                              The portfolio consists primarily of taxable fixed income
                              funds, with a significant portion invested in equity funds that invest primarily in large-capitalization U.S. stocks.
                              -------------------------------------------------------------
     Select Income            Seeks high current income.

                              The portfolio allocates most of its assets to taxable
                              fixed-income funds designed to generate a high level of
                              income consistent with safety and relative stability of
                              principal. A small portion of the portfolio is invested in equity funds that primarily invest in large-capitalization
                              U.S. stocks.
                              -------------------------------------------------------------

INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES
Directed Services, Inc. ("Directed Services") serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services has retained portfolio managers to manage the assets of each portfolio of the GCG Trust. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus.

SSB Citi Fund Management LLC ("SSB Citi") serves as the investment advisor for the Travelers Series Fund Inc. and the Greenwich Street Series Fund. The Travelers Series Fund Inc. and the Greenwich Street Series Fund each pay SSB Citi a monthly advisory fee for its investment advisory services based on the average daily net assets of the respective investment portfolios.

Travelers Investment Advisers, Inc. ("Travelers") serves as the investment advisor for the Smith Barney Concert Allocation Series Inc. Smith Barney Concert Allocation Series Inc. pays a monthly advisory fee to Travelers based on the average daily net assets of the investment portfolios. Directed Services, SSB Citi and Travelers provide or procure, at their own expense, the services necessary for the operation of the portfolios, including the retention of portfolio managers to manage the assets of the certain portfolios.

Directed Services, SSB Citi and Travelers do not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 1999, total portfolio fees and charges ranged from 0.54% to 1.20%. See "Fees and Expenses" in this prospectus.

We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO'S ADVISORY FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.


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                          THE FIXED INTEREST ALLOCATION
--------------------------------------------------------------------------------

You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 1, 3, 5, 7 and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the applicable guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE APPLY A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customers, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEED INTEREST PERIOD
You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered.

Your contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals (including any Market Value Adjustment applied to such withdrawals), transfers or other charges we may impose. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate, which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. To find out the current guaranteed interest rate for a guaranteed interest period you are interested in, please contact our Customer Service Center or your registered representative. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Account NY-B. Unless you tell us the Fixed Interest Allocations from which such transfers will be made, we will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date, until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $250. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Smith Barney Money Market subaccount, and such a transfer is subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccount(s) and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest Allocation with a guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the contract value to a subaccount specially designated by the Company for such purpose. Currently we use the Smith Barney Money Market subaccount for such purpose.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:

                                            N/365
                         ((1+I)/(1+J+.0025))       -1

Where,
     o "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

     o "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining in the guaranteed interest period, at the time of calculation; and

     o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average is currently based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently. The Index Rate will always be based on a period of at least 28 days. If the Ask Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix B.

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                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of The GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series Inc. funded by Account NY-B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit. If no beneficial owner of the trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit if Enhanced Death Benefits are available for multiple owners.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($250 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.

CREDITING OF PREMIUM PAYMENTS
We will allocate your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be credited to a Contract within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. For initial premium payments, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccount(s) and/or Fixed Interest Allocations specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account NY-B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

We may require that an initial premium designated for a subaccount of Account NY-B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Smith Barney Money Markt subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocations is the sum of premium payments allocated to the Fixed Interest Allocations under the Contract, plus contract value transferred to the Fixed Interest Allocations, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawals), contract fees, and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Smith Barney
Money Market subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any surrender charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Smith Barney Money Market subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the 13 subaccounts of Account A offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Account A invests in a corresponding portfolio of the GCG Trust, a corresponding portfolio of the Travelers Series Fund, Inc., a corresponding portfolio of the Greenwich Street Series Fund, or a corresponding portfolio of the Smith Barney Concert Allocation Series Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise.

We also reserve the right to: (i) deregister Account NY-B under the 1940 Act;
(ii) operate Account NY-B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account NY-B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv)restrict or eliminate any voting rights as to Account NY-B; and
(v) combine Account NY-B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same investment portfolios of the Trusts. These contracts have different charges that could effect their performance, and many offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

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                                   WITHDRAWALS
--------------------------------------------------------------------------------

Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Smith Barney Money Market subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS
You may elect to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations.


Systematic withdrawals may be taken monthly, quarterly or annually. You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                              MAXIMUM PERCENTAGE
         FREQUENCY            OF CONTRACT VALUE
         Monthly                    1.25%
         Quarterly                  3.75%
         Annually                  15.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be systematically withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 15% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so.

We will assess a surrender charge on the withdrawal date if the systematic withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the systematic withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Internal Revenue Code (the "Code") may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustment when they exceed the applicable free withdrawal amount.

IRA WITHDRAWALS If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax.
See "Federal Tax Considerations" for more details.

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                        TRANSFERS AMONG YOUR INVESTMENTS
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You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date unless the transfer is made under the dollar cost averaging program.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account NY-B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Smith Barney Money Market subaccount or (ii) a Fixed Interest Allocation with a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocation serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Smith Barney Money Market subaccount or a 1-year Fixed Interest
Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Account NY-B, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

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                              DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit is payable when either the annuitant (when contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required claims forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For more information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

You may choose from the following 2 death benefit choices: (1) the Standard Death Benefit Option; and (2) the Annual Ratchet Enhanced Death Benefit Option. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the guaranteed death benefit.

     STANDARD DEATH BENEFIT. You will automatically receive the Standard Death Benefit unless you choose the Annual Ratchet Enhanced Death Benefit. The Standard Death Benefit under the Contract is the greatest of (i) your contract value; (ii) total premium payments less any withdrawals; and (iii) the cash surrender value.

     ANNUAL RATCHET ENHANCED DEATH BENEFIT. The Annual Ratchet Enhanced Death Benefit under the Contract is the greatest of (i) the contract value; (ii) total premium payments less any withdrawals; (iii) the cash surrender value; and (iv) the enhanced death benefit as calculated below.

      --------------------------------------------------------------------
                  HOW THE ENHANCED DEATH BENEFIT IS CALCULATED
                  FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT
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      On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit.

      On all other days, the enhanced death benefit is the amount determined below. We first take the enhanced death benefit from the preceding day (which would be the initial premium if the valuation date is the contract date) and then we add additional premiums paid since the preceding day, then we subtract any withdrawals (including any Market Value Adjustment applied to such withdrawals) since the preceding day, then we subtract any associated surrender charges. That amount becomes the new enhanced death benefit.
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The Annual Ratchet Enhanced Death Benefit is available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is less than 80 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit may not be available where a Contract is held by joint owners.

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by First Golden will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

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                                CHARGES AND FEES
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We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Smith Barney Money Market subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED               0    1    2    3    4    5    6    7+
          SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                     7%   6%   5%   4%   3%   2%   1%   0%

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest

Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time the initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct the annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract. This charge is waived if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by First Golden. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 1.10% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .003030% for each day since the previous business day. If you have elected the Annual Ratchet Enhanced Death Benefit, the charge, on an annual basis, is equal to 1.25% of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003446% for each day since the previous business day.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. The charge is deducted daily from your assets in each subaccount in order to compensate First Golden for a portion of the administrative expenses under the Contract.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, two portfolios deduct 12b-1 fees. For 1999, total portfolio fees and charges ranged from 0.56% to 1.75%. See "Fees and Expenses" in this Prospectus for details.

Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

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                               THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option chosen. You may change the annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value adjusted for any applicable Market Value Adjustment on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate), the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult your tax adviser for tax advice.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Payment is made for the life of the annuitant in equal monthly installments and guaranteed for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.


PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and First Golden. The amounts we will pay are determined as follows:

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and 3.50% for Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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                            OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Account NY-B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Account NY-B may not reasonably occur or so that the Company may not reasonably determine the value of Account NY-B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. We may, in our discretion, require that premiums designated for investment in the subaccounts as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT
Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Account NY-B and other separate accounts of First Golden and Golden American Life Insurance Company. We pay Directed Services for acting as principal underwriter under a distribution agreement, which in turn pays the writing agent. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Directed Services enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. Directed Services receives a maximum of 6.5% commission, and passes through 100% of the commission to the broker-dealer whose registered representative sold the contract.

   --------------------------------------------------------------------------
                            UNDERWRITER COMPENSATION
   --------------------------------------------------------------------------
      NAME OF PRINCIPAL            AMOUNT OF                  OTHER
         UNDERWRITER         COMMISSION TO BE PAID         COMPENSATION

   Directed Services, Inc.      Maximum of 6.5%        Reimbursement of any
                                of any initial      covered expenses incurred
                                 or additional            by registered
                            premium payments except    representatives in
                            when combined with some     connection with
                           annual trail commissions.    the distribution
                                                        of the Contracts.
   --------------------------------------------------------------------------

Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 6.5% of total premium payments).

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                                OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Account NY-B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Account NY-B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of New York. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company and its parent, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Account NY-B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of First Golden. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of First Golden and Account NY-B appearing in this prospectus or in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this prospectus or incorporated by reference in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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                           FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals for whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account NY-B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account NY-B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account NY-B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annui-tant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchaser of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRA
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

ENHANCED DEATH BENEFIT
The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the contract value. The IRS has not ruled whether an Enhanced Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Employers using the Contract may want to consult their tax adviser regarding such information. Further, the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the Enhanced Death Benefit provision in the Contract comports with IRA qualification requirements.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

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 MORE INFORMATION ABOUT FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
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SELECTED FINANCIAL DATA
The following selected financial data prepared in accordance with generally accepted accounting principles ("GAAP") for First Golden should be read in conjunction with the financial statements, and notes thereto included in this Prospectus.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a wholly owned subsidiary of ING Groep N.V. ("ING") and a Delaware corporation, acquired all of the outstanding capital stock of First Golden's ultimate parent, Equitable of Iowa Companies, pursuant to a merger agreement. For financial statement purposes, the change in control of First Golden was accounted for as a purchase effective October 25, 1997. This merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at the merger date. As a result, the GAAP financial data presented below for the period after October 24, 1997, is presented on the Post-Merger new basis of accounting, while the financial statements for October 24, 1997 and prior periods are presented on the Pre-Merger historical cost basis of accounting.

                                                  SELECTED GAAP BASIS FINANCIAL DATA
                                                            (IN THOUSANDS)
                                               POST-MERGER                |        PRE-MERGER
                               ------------------------------------------ | -------------------------
                                                                          |  For the
                                                                For the   |  Period        For the
                                 For the        For the         Period    | January 1,      Period
                                   Year           Year        October 25, |    1997      December 17,
                                  Ended          Ended       1997 through |  through     1996 through
                               December 31,  December 31,    December 31, | October 24,  December 31,
                                   1999           1998           1997     |    1997          1996
                               ------------  ------------    ------------ | -----------  ------------
Annuity Product Charges ......   $   556        $   239        $     8    |  $     4             --
Net Income before Federal                                                 |
   Income Tax ................   $ 1,380        $ 1,277        $    97    |  $   953        $    65
Net Income ...................   $   811        $   775        $    63    |  $   666        $    42
Total Assets .................   $83,078        $66,034        $33,927    |      N/A        $24,967
Total Liabilities ............   $56,420        $38,924        $ 7,832    |      N/A        $    24
Total Stockholder's Equity ...   $26,658        $27,110        $26,095    |      N/A        $24,943

The following selected financial data was prepared on the basis of statutory accounting practices ("SAP"), which have been prescribed by the Department of Insurance of the State of New York and the National Association of Insurance Commissioners. These practices differ in certain respects from GAAP. The selected financial data should be read in conjunction with the financial statements and notes thereto included in this Prospectus, which describe the differences between SAP and GAAP. See First Golden's Annual Report for more detail.

                                                         SELECTED STATUTORY FINANCIAL DATA
                                                                  (IN THOUSANDS)
                                            ---------------------------------------------------------
                                                               For The Years Ended
                                            ---------------------------------------------------------
                                            December 31, 1999   December 31, 1998   December 31, 1997
                                            -----------------   -----------------   -----------------
Premiums and Annuity Considerations ..........   $     --            $  9,005            $  2,514
Net Income (Loss) before Federal Income Tax ..   $  1,629            $   (938)           $    635
Net Income (Loss) ............................   $    790            $   (966)           $    439
Total Assets .................................   $ 80,009            $ 62,469            $ 32,965
Total Liabilities ............................   $ 54,927            $ 38,092            $  7,541
Total Capital and Surplus ....................   $ 25,082            $ 24,377            $ 25,424

BUSINESS ENVIRONMENT
The current business and regulatory environment presents many challenges to the insurance industry. The variable annuity competitive environment remains intense and is dominated by a number of large highly rated insurance companies. Increasing competition from traditional insurance carriers as well as banks and mutual fund companies offers consumers many choices. However, overall demand for variable products remains strong for several reasons including: strong stock market performance over the last four years; relatively low interest rates; an aging U. S. population that is increasingly concerned about retirement, estate planning, and maintaining their standard of living in retirement; and potential reductions in government and employer-provided benefits at retirement, as well as lower public confidence in the adequacy of those benefits.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF RESULTS OF OPERATIONS
The purpose of this section is to discuss and analyze First Golden American Life Insurance Company of New York's ("First Golden" or the "Company") results of operations. In addition, some analysis and information regarding financial condition and liquidity and capital resources is also provided. This analysis should be read jointly with the financial statements, related notes, and the Cautionary Statement Regarding Forward-Looking Statements, which appear elsewhere in this report.

RESULTS OF OPERATIONS
MERGER. On October 23, 1997, Equitable of Iowa Companies' ("Equitable") shareholders approved an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI Holdings, Inc. ("PFHI"), and ING Groep N.V. ("ING"). On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa and Golden American Life Insurance Company ("Golden American" or "Parent") and their wholly owned subsidiaries. In addition, Equitable owned all the outstanding capital stock of Locust Street Securities, Inc., Equitable Investment Services, Inc. (subsequently dissolved), Directed Services, Inc., Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II, and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC"), a Delaware corporation.

For financial statement purposes, the change in control of the Company through the ING merger was accounted for as a purchase effective October 25, 1997. This merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at the merger date. As a result, the Company's financial statements for the periods after October 24, 1997 are presented on the Post-Merger new basis of accounting. The financial statements for October 24, 1997 and prior periods are presented on the Pre-Merger historical cost basis of accounting.

The purchase price was allocated to EIC and its subsidiaries with $25.9 million allocated to the Company. Goodwill of $1.4 billion was established for the excess of the merger cost over the fair value of the assets and liabilities of EIC with $96,000 attributed to the Company. Goodwill resulting from the merger is being amortized over 40 years on a straight-line basis. The carrying value will be reviewed periodically for any indication of impairment in value.

PREMIUMS. The Company reported variable annuity premiums of $11.7 million for the year ended December 31, 1999 and $29.2 million for the year ended December 31, 1998. This decrease was mainly due to the discontinuance of a sales relationship with a distributor that sold 62.1% of the Company's products during 1998. This distributor discontinued the sales relationship as of July, 1999 for new business.

For the Company's variable contracts, premiums collected are not reported as revenues, but as deposits to insurance liabilities. Revenues for these products are recognized over time in the form of investment spread and product charges.

Premiums, net of reinsurance, for variable products from three significant broker/dealers, each having at least ten percent of total sales, for the year ended December 31, 1999 totaled $10.6 million, or 90.6% of premiums compared to $27.5 million, or 94.4% from three significant broker/dealers for the year ended December 31, 1998.

REVENUES. Product charges from variable annuities totaled $556,000 in 1999 and $239,000 in 1998. This increase is due to higher account balances associated with the Company's fixed account and separate account options. Net investment income was $2.1 million for the year ended December 31, 1999. This was an increase of 16.4% compared to net investment income of $1.8 million for the year ended December 31, 1998. The Company recognized realized losses of $166,000 during 1999 compared to a realized gain of $24,000 from the sale of investments during 1998.

EXPENSES. The Company reported total insurance benefits and expenses of $1.2 million for the year ended December 31, 1999 and $830,000 for the year ended December 31, 1998. Insurance benefits and expenses consisted of interest credited to account balances, benefit claims incurred in excess of account balances, commissions, general expenses, insurance taxes, state licenses, and fees, amortization of deferred policy acquisition expenses, goodwill, and value of purchased insurance in force, net of deferred policy acquisition costs. Interest credited to account balances was $590,000 and $376,000 for the years ended December 31, 1999 and December 31, 1998, respectively. This increase is primarily due to higher average account balances associated with the Company's fixed account option within the variable product.

Commissions, general expenses, and insurance taxes, state licenses, and fees were $697,000, $362,000 and $128,000, respectively, for the year ended December 31, 1999. For the year ended December 31, 1998, commissions, general expenses, and insurance taxes, state licenses, and fees were $1.8 million, $834,000 and $44,000, respectively. Most costs incurred as the result of sales have been deferred, thus having very little impact on current earnings.

The Company's deferred policy acquisition costs ("DPAC") was eliminated and an asset of $132,000 representing value of purchased insurance in force ("VPIF") was established for policies in force at the merger date. The Company deferred $879,000 of expenses associated with the sale of variable annuity contracts for the year ended December 31, 1999. Expenses of $2.3 million were deferred for the year ended December 31, 1998. These acquisition costs are amortized in proportion to the expected gross profits. Amortization of DPAC was $201,000 and $76,000 for the years ended December 31, 1999 and 1998, respectively. The amortization of VPIF was $35,000 for the year ended December 31, 1999 and $8,000 for the year ended December 31, 1998. During 1999 and 1998, VPIF was adjusted to increase amortization by $3,000 and $6,000, respectively, to reflect changes in the assumptions related to the timing of future gross profits. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1999 is $12,000 in 2000, $10,000 in 2001, $9,000 in 2002, $8,000
in 2003, and $7,000 in 2004. Actual amortization may vary based upon changes in assumptions and experience.

INCOME. Net income for the year ended December 31, 1999 was $811,000. This was an increase of $36,000 from net income for the year ended December 31, 1998.

Comprehensive loss for 1999 was $452,000, a decrease of approximately $1.5 million from $1.0 million for 1998.

FINANCIAL CONDITION
RATINGS. Currently, the Company's ratings are A+ by A.M. Best Company, AAA by Duff & Phelps Credit Rating Company, and AA+ by Standard & Poor's Rating Services ("Standard & Poor's").

INVESTMENTS. First Golden's assets are invested in accordance with applicable laws. These laws govern the nature and the quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits subject to certain qualifications, in federal, state, and municipal obligations, corporate bonds, preferred or common stocks, real estate mortgages, real estate, and certain other investments.

First Golden purchases investments in accordance with investment guidelines that take into account investment quality, liquidity, and diversification and invests primarily in investment grade securities. All of First Golden's assets except for variable separate account assets are available to meet its obligations under the contracts.

All of the Company's investments are carried at fair value in the Company's financial statements. The decrease in the carrying value of the Company's investment portfolio was due to changes in unrealized depreciation of fixed maturities. The Company manages the growth of insurance operations in order to maintain adequate capital ratios.

FIXED MATURITIES. At December 31, 1999, the Company had fixed maturities with an amortized cost of $29.2 million and an estimated fair value of $28.1 million. The Company classifies 100% of its securities as available for sale. Net unrealized depreciation on fixed maturities of $1.1 million was comprised entirely of gross depreciation. Net unrealized holding losses on these securities, net of adjustments for VPIF, DPAC, and deferred income taxes of $603,000 was included in stockholder's equity at December 31, 1999.

The individual securities in the Company's fixed maturities portfolio (at amortized cost) include investment grade securities, which include securities issued by the U. S. government, its agencies, and corporations that are rated at least A- by Standard & Poor's ($18.6 million or 63.6%), that are rated BBB+ to BBB- by Standard & Poor's ($9.1 million or 31.1%), and below investment grade securities which are securities issued by corporations that are rated BB+ to BB-by Standard & Poor's ($1.5 million or 5.3%).

Fixed maturities rated BBB+ to BBB- may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than is the case with higher rated fixed maturities. The Company intends to purchase additional below investment grade securities, but it does not expect the percentage of its portfolio invested in such securities to exceed 10% of its investment portfolio. At December 31, 1999, the yield at amortized cost on the Company's below investment grade portfolio was 7.3% compared to 6.7% for the Company's investment grade corporate bond portfolio. The Company estimates the fair value of its below investment grade portfolio was $1.4 million, or 94.0% of amortized cost value, at December 31, 1999.

Below investment grade securities have different characteristics than investment grade corporate debt securities. Risk of loss upon default by the borrower is significantly greater with respect to below investment grade securities than with other corporate debt securities. Below investment grade securities are generally unsecured and are often subordinated to other creditors of the issuer. Also, issuers of below investment grade securities usually have higher levels of debt and are more sensitive to adverse economic conditions, such as a recession or increasing interest rates, than are issuers of investment grade securities. The Company attempts to reduce the overall risk in its below investment grade portfolio, as in all of its investments, through careful credit analysis, strict investment policy guidelines, and diversification by company and by industry.

The Company analyzes its investment portfolio, including below investment grade securities, at least quarterly in order to determine if the Company's ability to realize the carrying value on any investment has been impaired. For debt securities, if impairment in value is determined to be other than temporary (i.e., if it is probable the Company will be unable to collect all amounts due according to the contractual terms of the security), the cost basis of the impaired security is written down to fair value, which becomes the new cost basis. The amount of the write-down is included in earnings as a realized loss. Future events may occur, or additional or updated information may be received, which may necessitate future write-downs of securities in the Company's portfolio. Significant write-downs in the carrying value of investments could materially adversely affect the Company's net income in future periods.

During the year ended December 31, 1999, the amortized cost basis of the Company's fixed maturities portfolio was reduced by $10.8 million as a result of sales, maturities, and scheduled principal repayments. In total, net pre-tax losses from sales, calls, and scheduled principal repayments of fixed maturities amounted to $166,000 in 1999.

At December 31, 1999, no fixed maturities were deemed to have impairments in value that are other than temporary. At December 31, 1999, the Company had no investment in default. The Company's fixed maturities portfolio had a combined yield at amortized cost of 6.5% at December 31, 1999.

OTHER ASSETS. DPAC represents certain deferred costs of acquiring new insurance business, principally first year commissions and interest bonuses and other expenses related to the production of new business after the merger. The Company's DPAC was eliminated as of the merger date and an asset of $132,000 representing VPIF was established for all policies in force at the merger date. VPIF is amortized into income in proportion to the expected gross profits of in force acquired in a manner similar to DPAC amortization. Any expenses which vary directly with the sales of the Company's products are deferred and amortized. At December 31, 1999, the Company had VPIF and DPAC balances of $102,000 and $3.2 million, respectively.

Goodwill totaling $96,000, representing the excess of the acquisition cost over the fair value of net assets acquired, was established at the merger date. Accumulated amortization of goodwill as of December 31, 1999 was approximately $5,000.

At December 31, 1999, the Company had $47.2 million of separate account assets compared to $26.7 million at December 31, 1998. The increase in separate account assets resulted from market appreciation, increased transfer activity, and sales of the Company's variable products, net of redemptions.

At December 31, 1999, the Company had total assets of $83.1 million, an increase of 25.8% over total assets at December 31, 1998.

LIABILITIES. Future policy benefits decreased $3.2 million during 1999 to $7.6 million, due to net reallocations to the Company's separate account. Policy reserves represent the premiums received plus accumulated interest less mortality and administration charges. At December 31, 1999, the Company had $47.2 million of separate account liabilities. This is an increase of 76.7% over separate account liabilities as of December 31, 1998, and is primarily related to market appreciation, increased transfer activity, and sales of the Company's variable annuity products, net of redemptions.

Other liabilities decreased $187,000 during 1999. The decrease results primarily due to a decrease in outstanding checks and accounts payable.

The Company's total liabilities increased $17.3 million, or 45.0%, during 1999 and totaled $56.4 million at December 31, 1999. The increase is primarily the result of an increase in separate account liabilities.

The effects of inflation and changing prices on the Company's financial position are not material since insurance assets and liabilities are both primarily monetary and remain in balance. An effect of inflation, which has been low in recent years, is a decline in stockholder's equity when monetary assets exceed monetary liabilities.

LIQUIDITY AND CAPITAL RESOURCES
Liquidity is the ability of the Company to generate sufficient cash flows to meet the cash requirements of its operating, investing, and financing activities. The Company's principal sources of cash are variable annuity premiums and product charges, investment income, and maturing investments. Primary uses of these funds are payments of commissions and operating expenses, investment purchases, as well as withdrawals and surrenders.

Net cash provided by operating activities was $892,000 in 1999 compared to net cash used in operations of $307,000 in 1998. The operating cash flows result primarily from an increase in annuity product charges, net investment income, and decreased commission expense.

Net cash provided by investing activities was $1.9 million during 1999 as compared to $6.3 million net cash used in investing activities in 1998. This increase is primarily due to greater net sales of fixed maturities. Net sales of fixed maturities were $1.0 million in 1999 versus net purchases of fixed maturities of $3.9 million in 1998.

Net cash used in financing activities was $3.7 million during 1999 as compared to net cash provided by financing activities of $8.0 million during the prior year. In 1999, net cash used in financing activities was impacted by net fixed account deposits of $780,000 compared to $8.8 million in 1998. The change was also impacted by net reallocations to the Company's separate account, which increased to $4.6 million from $872,000 during the prior year.

The Company's liquidity position is managed by maintaining adequate levels of liquid assets, such as cash or cash equivalents and short-term investments. Additional sources of liquidity include borrowing facilities to meet short-term cash requirements. The Company has a $10.0 million revolving note facility with SunTrust Bank, Atlanta, which expires on July 31, 2000. Management believes these sources of liquidity are adequate to meet the Company's short-term cash obligations.

First Golden believes it will be able to fund the capital required for projected new business primarily with existing capital and future capital contributions from its Parent. First Golden expects to continue to receive capital contributions from Golden American, if necessary. It is ING's policy to ensure adequate capital and surplus is provided for the Company and, if necessary, additional funds will be contributed.

The Golden American Board of Directors has agreed by resolution to provide funds as needed for the Company to maintain policyholders' surplus that meets or exceeds the greater of: (1) the minimum capital adequacy standards to maintain a level of capitalization necessary to meet A.M. Best Company's guidelines for a rating one level less than the one originally given to First Golden or (2) the New York State Insurance Department risk-based capital minimum requirements as determined in accordance with New York statutory accounting principles. No funds were transferred from Golden American in 1998 or 1999. On January 31, 2000, Golden American provided a cash capital contribution of $2.1 million to First Golden.

First Golden's principal office is located in New York, New York, where certain of the Company's records are maintained. The 2,568 square feet of office space is leased through 2001.

First Golden is required to maintain a minimum capital and surplus of not less than $6 million under the provisions of the insurance laws of the State of New York.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to the Company within thirty days after the filing. The management of First Golden does not anticipate paying dividends to its Parent during 2000.

The NAIC's risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to monitor the capitalization of insurance companies based upon the type and mixture of risks inherent in a company's operations. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. The Company has complied with the NAIC's risk-based capital reporting requirements. Amounts reported indicate the Company has total adjusted capital well above all required capital levels.

Vulnerability from Concentrations: First Golden's operations consist of one business segment, the sale of variable annuity products. First Golden is not dependent upon any single customer, however, three broker/dealers accounted for a significant portion of its sales volume in 1999. One distributor sold 62.1% of the Company's products in 1998. This distributor discontinued the sales relationship as of July, 1999 for new business. All premiums are generated from consumers and corporations in the states of New York and Delaware.

Reinsurance: At December 31, 1999, First Golden had a reinsurance treaty with an unaffiliated reinsurer covering a significant portion of the mortality risks under its variable contracts. First Golden remains liable to the extent its reinsurer does not meet its obligation under the reinsurance agreement.

The reinsurance treaty that covered the nonstandard minimum guaranteed death benefits for new business has been terminated for business issued after December 31, 1999. The Company is currently pursuing alternative reinsurance arrangements for new business issued after December 31, 1999. There can be no assurance that such alternative arrangements will be available. Any reinsurance covering business in force at December 31, 1999 will continue to apply in the future.

Impact of Year 2000: In prior years, the Company discussed the nature and progress of Golden American's plans for the Company to become Year 2000 ready. In late 1999, Golden American completed remediation and testing of the Company's systems. As a result of those planning and implementation efforts, the Company experienced no significant disruptions in mission critical information technology and non-information technology systems and believes those systems successfully responded to the Year 2000 date change. Golden American incurred all expenses during 1999 in connection with remediating the Company's systems. The Company is not aware of any material problems resulting from Year 2000 issues, either with its products, its internal systems, or the products and services of third parties. Golden American will continue to monitor the Company's mission critical computer applications and those of suppliers and vendors throughout the Year 2000 to ensure that any latent Year 2000 matters that may arise are addressed promptly.

MARKET RISK AND RISK MANAGEMENT
Asset/liability management is integrated into many aspects of the Company's operations, including investment decisions, product development, and crediting rates determination. As part of its risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables include contractowner behavior and the variable separate account's performance.

Contractowners bear the majority of the investment risks related to the variable annuity products. Therefore, the risks associated with the investments supporting the variable separate account are assumed by contractowners, not by the Company (subject to, among other things, certain minimum guarantees). The Company's products also provide certain minimum death benefits that depend on the performance of the variable separate account. Currently the majority of death benefit risks are reinsured, which protects the Company from adverse mortality experience and prolonged capital market decline.

A surrender, partial withdrawal, transfer, or annuitization made prior to the end of a guarantee period from the fixed account may be subject to a market value adjustment. As the liabilities in the fixed account are subject to market value adjustment, the Company does not face a material amount of market risk volatility. The fixed account liabilities are supported by a portfolio principally composed of fixed rate investments that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available for sale. This enables the Company to respond to changes in market interest rates, changes in prepayment risk, changes in relative values of asset sectors and individual securities and loans, changes in credit quality outlook, and other relevant factors. The objective of portfolio management is to maximize returns, taking into account interest rate and credit risks, as well as other risks. The Company's asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change.

On the basis of these analyses, management believes there is no material solvency risk to the Company. With respect to a 10% drop in equity values from year end 1999 levels, variable separate account funds, which represent 86% of the in force, pass the risk in underlying fund performance to the contractowner (except for certain minimum guarantees). With respect to interest rate movements up or down 100 basis points from year end 1999 levels, the remaining 14% of the in force are fixed account funds and almost all of these have market value adjustments which provide significant protection against changes in interest rates.

CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING STATEMENTS
Any forward-looking statements contained herein or in any other oral or written statement by the Company or any of its officers, directors, or employees is qualified by the fact that actual results of the Company may differ materially from such statement, among other risks and uncertainties inherent in the Company's business, due to the following important factors:

     1. Prevailing interest rate levels and stock market performance, which may affect the ability of the Company to sell its products, the market value and liquidity of the Company's investments, fee revenue, and the lapse rate of the Company's policies, notwithstanding product design features intended to enhance persistency of the Company's products.

     2. Changes in the federal income tax laws and regulations, which may affect the tax status of the Company's products.

     3. Changes in the regulation of financial services, including bank sales and underwriting of insurance products, which may affect the competitive environment for the Company's products.

     4.   Increasing competition in the sale of the Company's products.

     5. Other factors that could affect the performance of the Company, including, but not limited to, market conduct claims, litigation, insurance industry insolvencies, availability of competitive reinsurance on new business, investment performance of the underlying portfolios of the variable products, variable product design, and sales volume by significant sellers of the Company's variable products.

OTHER INFORMATION
CERTAIN AGREEMENTS. On November 8, 1996, First Golden and Golden American entered into an administrative service agreement pursuant to which Golden American agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to First Golden. Expenses incurred by Golden American in relation to this service agreement will be reimbursed by First Golden on an allocated cost basis. First Golden entered into a similar agreement with another affiliate, Equitable Life Insurance Company of Iowa ("Equitable Life"), for additional services. For the years ended December 31, 1999 and 1998, First Golden incurred expenses of $137,000 and $248,000, respectively, under the agreement with Golden American and $142,000 and $165,000, respectively, under the agreement with Equitable Life.

Effective January 1, 1998 the Company entered into an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, under which ING IM provides asset management and accounting services. For the years ended December 31, 1999 and 1998, the Company incurred expenses of $73,000 and $56,000, respectively.

First Golden has an agreement with Golden American and DSI pursuant to which First Golden has agreed to provide Golden American and DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. First Golden charges Golden American and DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by First Golden's employees on behalf of Golden American and DSI. For the years ended December 31, 1999 and 1998, charges to Golden American for these services were $269,000 and 210,000, respectively, and charges to DSI for these services were $387,000 and $75,000, respectively.

The Company provides resources and services to Security Life of Denver Insurance Company ("Security Life"), an affiliate, and Southland Life Insurance Company ("Southland"), another affiliate. For the year ended December 31, 1999, charges for these services were $149,000 to Security Life and $63,000 to Southland.

DISTRIBUTION AGREEMENT. First Golden has entered into agreements with DSI to perform services related to the distribution of its products. DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by First Golden. For the years ended December 31, 1999 and 1998, commissions paid by First Golden to DSI were $697,000 and $1,754,000, respectively.

EMPLOYEES. During 1996, Golden American provided the support necessary for the incorporation and licensing of First Golden. During 1999 and 1998, First Golden had few direct employees due to its small size and will continue to receive support pursuant to various management services from DSI, Golden American and other affiliates as described above under "Certain Agreements." The cost of these services are allocated to First Golden.

Certain officers of First Golden are also officers of Golden American and DSI, and certain officers of First Golden are also officers of EIC, and/or Equitable Life Insurance Company of Iowa. See "Directors and Executive Officers."

PROPERTIES. First Golden's principal office is located at 230 Park Avenue, Suite 966, New York, New York 10169, where certain of the Company's records are maintained. The 2,568 square feet of office space is leased for a 5 year term which ends in the year 2001.

DIRECTORS AND EXECUTIVE OFFICERS

NAME (AGE)                         POSITION(S) WITH THE COMPANY
--------------------------         ---------------------------------------------
Barnett Chernow (50)               Director, Chairman and President
Myles R. Tashman (57)              Director, Executive Vice President, General
                                      Counsel and Secretary
James R. McInnis (52)              Executive Vice President
E. Robert Koster (41)              Senior V.P. and Chief Financial Officer
Carol V. Coleman (50)              Director
Michael W. Cunningham (51)         Director
Stephen J. Friedman (62)           Director
Bernard Levitt (74)                Director
Roger A. Martin (68)               Director
Andrew Kalinowski (55)             Director
Phillip R. Lowery (46)             Director
Mark A. Tullis (44)                Director
David L. Jacobson (50)             Senior Vice President and Assistant Secretary
Stephen J. Preston (42)            Executive Vice President and Chief Actuary
Mary B. Wilkinson (43)             Senior Vice President and Treasurer
Marilyn Talman (53)                Vice President, Associate General Counsel
                                      and Assistant Secretary

Each director is elected to serve for one year or until the next annual meeting of shareholders or until his or her successor is elected. Some directors and/or officers are directors and/or officers of First Golden's insurance company affiliates. The principal positions of First Golden's directors and senior executive officers for the past five years are listed below:

Mr. Barnett Chernow became President of First Golden and Golden American in April, 1998. From 1996 to 1998, Mr. Chernow served as Executive Vice President of First Golden. From 1993 to 1998, Mr. Chernow also served as Executive Vice President of Golden American. He was elected to serve as a director of First Golden in June, 1996 and Golden American in April, 1998.

Mr. Myles R. Tashman is Executive Vice President, General Counsel, Secretary and Director of First Golden. Since December, 1995, Mr. Tashman has also served as Executive Vice President of Golden American, and since January, 1998, he has served as a director of Golden American. He was elected to serve as a director of First Golden in June, 1996.

Mr. James R. McInnis is Executive Vice President of First Golden since December, 1997. From 1982 through November, 1997, he was with the Endeavor Group and held several offices, including President at the time of his departure.

Mr. E. Robert Koster was elected Senior Vice President and Chief Financial Officer of First Golden and Golden American in September 1998. From August, 1984 to September, 1998 he has held various positions with ING companies in The Netherlands.

Ms. Carol V. Coleman is a Director of First Golden, having been first appointed in December, 1997. She has been a financial recruiter with Vantage Staffing since 1994.

Mr. Michael W. Cunningham became a Director of First Golden and Golden American in April, 1999. Also, he has served as a Director of Life of Georgia and Security Life of Denver since 1995. Currently, he serves as Executive Vice President and Chief Financial Officer of ING North America Insurance Corporation, and has worked for them since 1991.

Mr. Stephen J. Friedman is a Director of First Golden, having been first appointed in June, 1996. Mr. Friedman is a partner of the law firm of Debevoise & Plimpton in New York, NY since 1993.

Mr. Bernard Levitt is a Director of First Golden, having been first appointed in June, 1996. Until his retirement in 1990, Mr. Levitt was a life insurance consultant with American Life Insurance Company of New York, since 1989.

Mr. Roger A. Martin is a Director of First Golden, having been first appointed in June, 1996. From 1984 until his retirement in July, 1995, Mr. Martin was a Vice President with Bear Sterns.

Mr. Andrew Kalinowski is a Director of First Golden, having been first appointed in June, 1996. Mr. Kalinowski has been a Principal and the President of Upstate Special Risk Services, Incorporated since 1974. He also has been a Principal, the Chief Marketing Officer and Vice President of LifeMark Securities Corporation since 1983, a Principal, Vice President and Secretary of LifeMark Associates, Incorporated since 1993, and a Principal and Director of LIFE Incorporated.

Mr. Phillip R. Lowery became a Director of First Golden in December 1999 and Golden American in April 1999. He has served as Executive Vice President and Chief Actuary for ING Americas Region since 1990.

Mr. Mark A. Tullis became a Director of First Golden and Golden American in December 1999. He has served as Executive Vice President, Strategy and Operations for ING Americas Region since September, 1999. From June, 1994 to August, 1999, he was with Pimerica, serving as Executive Vice President at the time of his departure.

Mr. David L. Jacobson was elected Senior Vice President and Assistant Secretary of First Golden in June, 1996. Since November, 1993, Mr. Jacobson has also served as Senior Vice President and Assistant Secretary of Golden American. Since September, 1996, Mr. Jacobson has also served as Assistant Secretary of Equitable Life Insurance Company of Iowa.

Mr. Stephen J. Preston joined Golden American in December, 1993 as Senior Vice President, Chief Actuary and Controller. He became an Executive Vice President and Chief Actuary in June, 1998. He was elected Senior Vice President and Chief Actuary of First Golden in June, 1996 and elected Executive Vice President in June, 1998.

Ms. Mary Bea Wilkinson was elected Senior Vice President and Treasurer of First Golden in June 1996. From November, 1993 through 1996, Ms. Wilkinson served as Senior Vice President, Assistant Secretary and Treasurer of Golden American.

Ms. Marilyn Talman was elected Vice President, Associate General Counsel and Assistant Secretary of First Golden in June, 1996. Since April, 1996, Ms. Talman has also served as Vice President, Associate General Counsel and Assistant Secretary for Golden American. Since September, 1996, Ms. Talman has also served as Assistant Secretary of Equitable Life Insurance Company of Iowa. From March, 1992 through March, 1996, she held various positions with Rodney Square Management Corp. and was Vice President and General Counsel upon leaving.

COMPENSATION TABLE AND OTHER INFORMATION
The following sets forth information with respect to the Chief Executive Officer of First Golden as well as the annual salary and bonus for the next five highly compensated executive officers for the fiscal years ended December 31, 1999. Certain executive officers of First Golden are also officers of Golden American and DSI.

The salaries of such individuals are allocated among First Golden, Golden American and DS pursuant to an arrangement among these companies.

EXECUTIVE COMPENSATION TABLE
The following table sets forth information with respect to the annual salary and bonus for First Golden's Chief Executive Officer, the four other most highly compensated executive officers and the two most highly compensated former executive officers for the fiscal year ended December 31, 1999.

                                                                    LONG-TERM
                                  ANNUAL COMPENSATION              COMPENSATION
                                  -------------------        -----------------------
                                                              RESTRICTED  SECURITIES
NAME AND                                                     STOCK AWARDS UNDERLYING     ALL OTHER
PRINCIPAL POSITION           YEAR      SALARY      BONUS 1     OPTIONS 2    OPTIONS    COMPENSATION 3
------------------           ----      ------      -------     ---------    -------    --------------
Barnett Chernow,..........   1999    $ 300,009    $ 698,380                   6,950      $ 20,464 4
President                    1998    $ 284,171    $ 105,375                   8,000
                             1997    $ 234,167    $  31,859    $ 277,576      4,000

James R. McInnis..........   1999    $ 250,007    $ 955,646                   5,550      $ 15,663 4
Executive Vice               1998    $ 250,004    $ 626,245                   2,000
President

Myles R. Tashman..........   1999    $ 199,172    $ 293,831                   1,800      $ 14,598 4
Executive Vice               1998    $ 189,337    $  54,425                   3,500
President, General           1997    $ 181,417    $  25,000    $ 165,512      5,000
Counsel and Secretary

Stephen J. Preston........   1999    $ 198,964    $ 235,002                   2,050      $ 12,564 4
Executive Vice               1998    $ 173.870    $  32,152                   3,500
President and Chief          1997    $ 160,758    $  16,470
Actuary


Mary Bea Wilkinson........   1999    $ 158,088    $ 191,968                   1,425      $ 11,736 4
Senior Vice                  1998    $ 110,484    $  30,747
President                    1997    $ 141,233    $  14,466

R. Brock Armstrong........   1999    $ 500,014    $ 500,000                  10,175      $ 23,921 4
Former Chief
Executive Officer

Keith Glover..............   1999    $  87,475    $ 761,892                              $558,541 4,5
Former Executive             1998    $ 250,000    $ 145,120                   3,900
Vice  President

--------------------
1    The amount shown relates to bonuses paid in 1999, 1998, and 1997.
2 Restricted stock awards granted to executive officers vested on October 24, 1997 with the change in control of Equitable of Iowa.
3 Other compensation for 1999 includes reimbursements to named employee for participation in company sponsored programs such as tuition reimbursement, PC purchase assistance program, and other miscellaneous payments or reimbursements. For 1999, Mr. Chernow received $2,464; Mr. McInnis received $636; Mr. Tashman received $2,598; Mr. Preston received $564; Ms. Wilkinson received $1,196; Mr. Armstrong received $1,421; and Mr. Glover received $3,089;
4 Other compensation for 1999 includes a business allowance for each named executive which is required to be applied to specific business expenses of the named executive.
5 In connection with the termination of his employment, Mr. Glover received payments and benefits totaling $555,452.

OPTION GRANTS IN LAST FISCAL YEAR

                                                                                    POTENTIAL
                                                                               REALIZABLE VALUE AT
                                       % OF TOTAL                                ASSUMED ANNUAL
                          NUMBER OF      OPTIONS                                 RATES OF STOCK
                         SECURITIES    GRANTED TO                              PRICE APPRECIATION
                         UNDERLYING     EMPLOYEES   EXERCISE                    FOR OPTION TERM 3
                           OPTIONS      IN FISCAL    OR BASE    EXPIRATION    ----------------------
NAME                      GRANTED 1       YEAR       PRICE 2       DATE           5%           10%
----                     -----------     ------     ---------     ------         ----         -----
Barnett Chernow..........   2,000         3.18       $54.210    01/04/2004    $  29,954    $  66,191
                            4,950         7.86       $54.210    04/01/2009    $ 168,757    $ 427,664
James R. McInnis.........   2,550         4.05       $54.210    04/01/2009    $  86,936    $ 220,312
                            3,000         4.77       $55.070    10/01/2009    $ 103,900    $ 263,302
Myles R. Tashman.........   1,800         2.86       $54.210    04/01/2009    $  61,366    $ 155,514
Stephen J. Preston.......   2,050         3.26       $54.210    04/01/2009    $  69,889    $ 177,113
Mary Bea Wilkinson.......   1,425         2.26       $54.210    04/01/2009    $  48,582    $ 123,115
R. Brock Armstrong.......  10,175        16.16       $54.210    04/01/2009    $ 346,890    $ 879,087

--------------------
1 Stock appreciation rights granted in 1999 to the officers of First Golden have a three-year vesting period and an expiration date as shown.
2 The base price was equal to the fair market value of ING's stock on the date of grant.
3 Total dollar gains based on indicated rates of appreciation of share price over the total term of the rights.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------



REPORT OF INDEPENDENT AUDITORS



The Board of Directors and Stockholder
First Golden American Life Insurance Company of New York

We have audited the accompanying balance sheets of First Golden American Life Insurance Company of New York as of December 31, 1999 and 1998, and the related statements of operations, changes in stockholder's equity, and cash flows for the years ended December 31, 1999 and 1998 and for the periods from October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Golden American Life Insurance Company of New York at December 31, 1999 and 1998, and the results of its operations and its cash flows for the years ended December 31, 1999 and 1998 and for the periods from October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, in conformity with accounting principles generally accepted in the United States.

                                                             s/Ernst & Young LLP

Des Moines, Iowa
February 4, 2000

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                  (Dollars in thousands, except per share data)

                                                        POST-MERGER
                                                 ------------  ------------
                                                 December 31,  December 31,
                                                     1999         1998
                                                 ------------  ------------
  ASSETS

  Investments:
    Fixed maturities, available for sale,
       at fair value (Cost: 1999 - $29,178;
       1998 - $30,431)........................      $28,095       $30,994
    Short-term investments....................        2,309         3,231
                                                    -------       -------
  Total investments...........................       30,404        34,225

  Cash and cash equivalents...................        1,026         1,932

  Due from affiliates.........................          539            37

  Accrued investment income...................          443           414

  Deferred policy acquisition costs...........        3,198         2,347

  Value of purchased insurance in force.......          102           117

  Property and equipment, less allowances
     for depreciation of $31 in 1999 and
     $16 in 1998..............................           41            48

  Goodwill, less accumulated amortization
     of $5 in 1999 and $3 in 1998.............           91            93

  Current income taxes recoverable............           --            89

  Other assets................................           19            15

  Separate account assets.....................       47,215        26,717
                                                    -------       -------
  Total assets................................      $83,078       $66,034
                                                    =======       ========



                               See accompanying notes.

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                            BALANCE SHEETS - CONTINUED
                  (Dollars in thousands, except per share data)

                                                        POST-MERGER
                                                 ------------  ------------
                                                 December 31,  December 31,
                                                     1999         1998
                                                 ------------  ------------

  LIABILITIES AND STOCKHOLDER'S EQUITY

  Policy liabilities and accruals:
     Future policy benefits:
       Annuity products.......................      $ 7,583       $10,830
  Current income taxes payable................          557            --
  Deferred income tax liability...............          610           850
  Revolving note payable......................          100            --
  Due to affiliates...........................           32            17
  Other liabilities...........................          323           510
  Separate account liabilities................       47,215        26,717
                                                    -------       -------
                                                     56,420        38,924


  Commitments and contingencies

  Stockholder's equity:
     Preferred stock, par value $5,000
       per share, authorized 6,000 shares.....          --             --
     Common stock, par value $10 per
       share, authorized, issued, and
       outstanding 200,000 shares.............       2,000          2,000
     Additional paid-in capital...............      23,936         23,936
     Accumulated other comprehensive
       income (loss)..........................        (927)           336
     Retained earnings........................       1,649            838
                                                   -------        -------
  Total stockholder's equity..................      26,658         27,110
                                                   -------        -------
  Total liabilities and stockholder's
    equity....................................     $83,078        $66,034
                                                   =======        =======



                               See accompanying notes.


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                      STATEMENTS OF OPERATIONS
                                                      (Dollars in thousands)



                                                     POST-MERGER                 |   PRE-MERGER
                                      -----------------------------------------------------------
                                                                  For the period | For the period
                                                                     October 25, |     January 1,
                                      For the year  For the year            1997 |           1997
                                             ended         ended         through |        through
                                      December 31,  December 31,    December 31, |    October 24,
                                              1999          1998            1997 |           1997
                                      -----------------------------------------------------------
  Revenues                                                                       |
    Annuity product charges...........       $556           $239             $8  |            $4
    Net investment income.............      2,147          1,844            286  |         1,449
    Realized gains (losses) on
       investments....                       (166)            24              1  |            --
    Other income......................         63             --             --  |            --
                                           ------         ------         ------  |        ------
                                            2,600          2,107            295  |         1,453
                                                                                 |
  Insurance benefits and expenses:                                               |
    Annuity benefits:                                                            |
       Interest credited to account                                              |
          balances....................        590            376             26  |            48
       Benefit claims incurred in                                                |
          excess of account balances..         72             --             --  |            --
    Underwriting, acquisition, and                                               |
       insurance expenses:                                                                 |
       Commissions....................        697          1,754            141  |           267
       General expenses...............        362            834            124  |           461
       Insurance taxes, state                                                    |
          licenses, and fees..........        128             44             94  |            15
       Policy acquisition costs                                                  |
          deferred....................       (879)        (2,264)          (204) |          (298)
       Amortization:                                                             |
         Deferred policy acquisition                                             |
           costs.........                     201             76             13  |             7
         Value of purchased insurance                                            |
           in force...................         35              8              3  |            --
         Goodwill.....................          2              2              1  |            --
                                           ------         ------         ------  |        ------
                                            1,208            830            198  |           500
                                                                                 |
  Interest expense....................         12             --             --  |            --
                                           ------         ------         ------  |        ------
                                            1,220            830            198  |          500
                                           ------         ------         ------  |        ------
                                                                                 |
  Income before income taxes..........      1,380          1,277             97  |           953
                                                                                 |
  Income taxes........................        569            502             34  |           287
                                           ------         ------         ------  |        ------
                                                                                 |
  Net income..........................     $  811           $775            $63  |          $666
                                           ======         ======         ======  |        ======



                                                      See accompanying notes.


                       FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                                      (Dollars in thousands)


                                                       Accumulated
                                         Additional       Other                    Total
                                 Common    Paid-in    Comprehensive  Retained   Stockholder's
                                  Stock    Capital    Income (Loss)  Earnings      Equity
                                ------------------------------------------------------------
                                                        PRE-MERGER
                                ------------------------------------------------------------
Balance at January 1, 1997.....  $2,000    $23,000           $(99)       $42       $24,943
Comprehensive income:
  Net income...................      --         --             --        666           666
  Change in net unrealized
  investment gains (losses)....      --         --           (130)        --          (130)
                                                                                   -------
Comprehensive income...........                                                        536
                                 ------    -------         ------     ------       -------
Balance at October 24, 1997....  $2,000    $23,000         $ (229)    $  708       $25,479
                                 ======    =======         =======    ======       =======

                                -----------------------------------------------------------
                                                     POST-MERGER
                                -----------------------------------------------------------
Balance at October 25, 1997....  $2,000    $23,936             --         --       $25,936
Comprehensive income:
  Net income...................      --         --             --        $63            63
  Change in net unrealized
     investment gains (losses).      --         --            $96         --            96
                                                                                   -------
Comprehensive income...........                                                        159
                                 ------    -------         ------     ------       -------
Balance at December 31,1997....   2,000     23,936             96         63        26,095
Comprehensive income:
  Net income...................      --         --             --        775           775
  Change in net unrealized
     investment gains (losses).      --         --            240         --           240
                                                                                   -------
Comprehensive income...........                                                      1,015
                                 ------    -------         ------     ------       -------
Balance at December 31,1998....   2,000     23,936            336        838        27,110
Comprehensive income:
  Net income...................      --         --             --        811           811
  Change in net unrealized
     investment gains (losses).      --         --         (1,263)        --        (1,263)
                                                                                   -------
Comprehensive income...........                                                       (452)
                                 ------    -------         ------     ------       -------
Balance at December 31,1999....  $2,000    $23,936          $(927)    $1,649       $26,658
                                 ======    =======         ======     ======       =======




                                  See accompanying notes.


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                      STATEMENTS OF CASH FLOWS
                                                       (Dollars in thousands)


                                                                                 POST-MERGER                      |   PRE-MERGER
                                                              ----------------------------------------------------|----------------
                                                                                                  For the period  | For the period
                                                                                                     October 25,  |     January 1,
                                                                 For the year      For the year             1997  |           1997
                                                                        ended             ended          through  |        through
                                                                 December 31,      December 31,     December 31,  |    October 24,
                                                                         1999              1998             1997  |           1997
                                                              ----------------------------------------------------|---------------
OPERATING ACTIVITIES                                                                                              |
                                                                                                                  |
Net income..............................................                 $811             $775               $63  |          $666
Adjustments to reconcile net income to net cash                                                                   |
  provided by (used in) operations:                                                                               |
  Adjustments related to annuity products:                                                                        |
     Interest credited to account balances..............                  590              376                26  |            48
     Charges for mortality and administration...........                  (11)             (11)               --  |            (1)
  Decrease (increase) in accrued investment income......                  (29)             (38)               35  |           (73)
  Policy acquisition costs deferred.....................                 (879)          (2,264)             (204) |          (298)
  Amortization of deferred policy acquisition costs.....                  201               76                13  |             7
  Amortization of value of purchased insurance in force.                   35                8                 3  |            --
  Change in other assets, due to/from affiliates, other                                                           |
     liabilities, and accrued income taxes..............                  (32)             248              (625) |           739
  Provision for depreciation and amortization...........                   90               82                12  |            17
  Provision for deferred income taxes...................                  (50)             465                98  |            26
  Realized gains (losses) on investments................                  166              (24)               (1) |            --
                                                              ----------------------------------------------------|----------------
Net cash provided by (used in) operating activities.....                  892             (307)             (580) |         1,131
                                                                                                                  |
INVESTING ACTIVITIES                                                                                              |
                                                                                                                  |
Sale, maturity, or repayment of investments:                                                                      |
  Fixed maturities - available for sale.................               10,849            1,644               556  |          226
  Short-term investments - net..........................                  922               --                --  |            --
                                                              ----------------------------------------------------|----------------
                                                                       11,771            1,644               556  |           226
Acquisition of investments:                                                                                       |
  Fixed maturities - available for sale.................               (9,835)          (5,549)           (2,635) |            --
  Short-term investments - net..........................                   --           (2,432)              (59) |          (390)
                                                              ----------------------------------------------------|----------------
                                                                       (9,835)          (7,981)           (2,694) |         (390)
                                                                                                                  |
Purchase of property and equipment......................                   (8)              (4)               (2) |           (64)
                                                              ----------------------------------------------------|----------------
Net cash provided by (used in) investing activities.....                1,928           (6,341)           (2,140) |          (228)





                                                      See accompanying notes.


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                STATEMENTS OF CASH FLOWS - CONTINUED
                                                       (Dollars in thousands)

                                                                                 POST-MERGER                     |   PRE-MERGER
                                                              ---------------------------------------------------|-----------------
                                                                                                  For the period |  For the period
                                                                                                     October 25, |      January 1,
                                                                 For the year     For the year              1997 |            1997
                                                                        ended            ended           through |         through
                                                                 December 31,     December 31,      December 31, |     October 24,
                                                                         1999             1998              1997 |            1997
                                                              ---------------------------------------------------|-----------------
FINANCING ACTIVITIES                                                                                             |
                                                                                                                 |
Proceeds from revolving note payable....................              $13,000               --                -- |             --
Repayment of revolving note payable.....................              (12,900)              --                -- |             --
Receipts from investment contracts credited to account                                                           |
  balances..............................................                1,008           $9,009              $354 |         $2,160
Return of account balances on investment contracts......                 (228)            (178)               (8)|            (15)
Net reallocations to separate account...................               (4,606)            (872)              (20)|            (38)
                                                              ---------------------------------------------------|-----------------
Net cash provided by (used in) financing activities.....               (3,726)           7,959               326 |          2,107
                                                              ---------------------------------------------------|-----------------
                                                                                                                 |
Increase (decrease) in cash and cash equivalents........                 (906)           1,311            (2,394)|          3,010
                                                                                                                 |
Cash and cash equivalents at beginning of period........                1,932              621             3,015 |              5
                                                              ---------------------------------------------------|----------------
Cash and cash equivalents at end of period..............               $1,026           $1,932              $621 |         $3,015
                                                              ===================================================|=================
                                                                                                                 |
SUPPLEMENTAL  DISCLOSURE  OF CASH FLOW  INFORMATION                                                              |
Cash paid during the period for:                                                                                 |
   Interest.............................................                   $1               --                -- |             --
   Income taxes.........................................                   --              $99                -- |           $283




                                                      See accompanying notes.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES


ORGANIZATION
First Golden American Life Insurance Company of New York ("First Golden" or "Company"), a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American" or "Parent"), was incorporated on May 24, 1996. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. On January 2, 1997 and December 23, 1997, First Golden became licensed as a life insurance company under the laws of the states of New York and Delaware, respectively. First Golden received policy approvals on March 25, 1997 and December 23, 1997 in New York and Delaware, respectively. The Company's products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations. See Note 8 for further information regarding related party transactions.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC"), a Delaware corporation. See Note 6 for additional information regarding the merger.

For financial statement purposes, the ING merger was accounted for as a purchase effective October 25, 1997. The merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities. As a result, the Company's financial statements for the periods after October 24, 1997 are presented on the Post-Merger new basis of accounting and financial statements for October 24, 1997 and prior periods are presented on the Pre-Merger historical cost basis of accounting.

INVESTMENTS
Fixed Maturities: The Company accounts for investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment," or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC"), and deferred income taxes. At December 31, 1999 and 1998, all of the Company's fixed maturities are designated as available for sale, although the Company is not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Company's Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Other Investments: Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains and Losses: Realized gains and losses are determined on the basis of specific identification.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bonds.

CASH AND CASH EQUIVALENTS
For purposes of the accompanying Statements of Cash Flows, the Company considers all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally first year commissions, interest bonuses, and other expenses related to the production of new business, have been deferred. Acquisition costs for variable annuity products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Company has designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE
As the result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities. See Note 6 for additional information on VPIF resulting from the merger.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements and office furniture and equipment and are not considered to be significant to the Company's overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis. See Note 6 for additional information on the merger.

FUTURE POLICY BENEFITS
Future policy benefits for the fixed interest division of the variable products are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 4.10% to 6.00% during 1999, 3.95% to 7.10% during 1998, and 5.60% to 7.50%
during 1997.

SEPARATE ACCOUNT
Assets and liabilities of the separate account reported in the accompanying Balance Sheets represent funds that are separately administered principally for variable annuity contracts. Contractowners, rather than the

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (continued)


Company,  bear the
investment risk for the variable products. At the direction of the contractowners, the separate account invests the premiums from the sale of variable annuity products in shares of specified mutual funds. The assets and liabilities of the separate account are clearly identified and segregated from other assets and liabilities of the Company. The portion of the separate account assets equal to the reserves and other liabilities of variable annuity contracts cannot be charged with liabilities arising out of any other business the Company may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractowner investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity contracts invested in the separate account; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Company from variable annuity products consist of charges applicable to each contract for mortality and expense risk, contract administration, and surrender charges.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Company has designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Company's Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of the Company does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to the Company within thirty days after the filing.

SEGMENT REPORTING
The Company manages its business as one segment, the sale of variable products designed to meet customer needs for tax-advantaged saving for retirement and protection from death. Variable products are sold to consumers and corporations throughout New York.

USE OF ESTIMATES
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are: (1) estimates of fair values of investments in securities and other financial

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (continued)


instruments,   as  well  as  fair  values  of
policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of the merger transaction, (5) asset valuation allowances, (6) deferred tax benefits (liabilities), and (7) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding items are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

RECLASSIFICATIONS
Certain amounts for the periods ended in the 1998 and 1997 financial statements have been reclassified to conform to the 1999 financial statement presentation.

2. BASIS OF FINANCIAL REPORTING


The financial statements of the Company differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger and is amortized and charged to expense; (3) future policy benefit reserves for the fixed interest division of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) revenues for variable annuity products consist of policy administration charges and surrender charges assessed rather than premiums received; and (10) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

2. BASIS OF FINANCIAL REPORTING (continued)


A reconciliation of net income and stockholder's equity as reported to regulatory authorities under statutory accounting principles to equivalent amounts reported under generally accepted accounting principles follows:

                                                                                 |    PRE-
                                                    POST-MERGER                  |    MERGER
                                 ------------------------------------------------|---------------
                                                     Net Income                  |  Net Income
                                 ------------------------------------------------|---------------
                                                                 For the period  |For the period
                                    For the year    For the year    October 25,  |    January 1,
                                           ended           ended   1997 through  |  1997 through
                                    December 31,    December 31,    December 31  |   October 24,
                                            1999            1998           1997  |          1997
                                 ------------------------------------------------|---------------
                                                                    (Dollars in thousands)
                                                                                 |
As reported under statutory                                                      |
  accounting principles.........            $790            $(966)         $(142)|        $581
Interest maintenance reserve....             (52)              14              1 |          --
Asset valuation reserve.........              --               --             -- |          --
Future policy benefits..........            (681)              45            115 |        (179)
Nonadmitted assets..............              --               --             -- |          --
Net unrealized appreciation                                                      |
  (depreciation) of fixed                                                        |
  maturities at fair value......              --               --             -- |          --
Change in investment basis as                                                    |
  result of merger..............            (118)             (39)            (1)|          --
Deferred policy acquisition                                                      |
  costs.........................             678            2,188            191 |         291
Value of purchased insurance in                                                  |
  force.........................             (35)              (8)            (3)|          --
Current income taxes                                                             |
  payable.......................             193               --             -- |          --
Goodwill........................              (2)              (2)            (1)|          --
Deferred income taxes...........              50             (465)           (98)|         (26)
Other...........................             (12)               8              1 |          (1)
                                 ------------------------------------------------|---------------
As reported herein..............            $811             $775            $63 |        $666
                                 ================================================================



             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

2. BASIS OF FINANCIAL REPORTING (continued)



                                             POST-MERGER
                                 ---------------------------------
                                        Stockholder's Equity
                                 ---------------------------------



                                     December 31,     December 31,
                                             1999             1998
                                 ---------------------------------
                                        (Dollars in thousands)

As reported under statutory
  accounting principles.........        $25,082          $24,377
Interest maintenance reserve....             --               15
Asset valuation reserve.........            145               96
Future policy benefits..........           (697)             (16)
Nonadmitted assets..............             41               43
Net unrealized appreciation
  (depreciation) of fixed
  maturities at fair value......         (1,083)             563
Change in investment basis as
  result of merger..............            200              318
Deferred policy acquisition
  costs.........................          3,198            2,347
Value of purchased insurance in
  force.........................            102              117
Current income taxes
  payable.......................            193               --
Goodwill........................             91               93
Deferred income taxes...........           (610)            (850)
Other...........................             (4)               7
                                 ---------------------------------
As reported herein..............        $26,658          $27,110
                                 =================================



             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

3. INVESTMENT OPERATIONS


INVESTMENT RESULTS

Major categories of net investment income are summarized below:

                                                  POST-MERGER                      |   PRE-MERGER
                              -----------------------------------------------------|-------------------
                                                                   For the period  |    For the period
                                  For the year     For the year       October 25,  |        January 1,
                                         ended            ended      1997 through  |      1997 through
                                  December 31,     December 31,      December 31,  |       October 24,
                                          1999             1998              1997  |              1997
                              -----------------------------------------------------|-------------------
                                                       (DOLLARS IN THOUSANDS)      |
                                                                                   |
Fixed maturities.............          $1,901            $1,726             $294   |           $1,449
Short-term investments.......             148               157               13   |               30
Other, net...................             171                --               --   |                2
                              -----------------------------------------------------|-------------------
Gross investment income......           2,220             1,883              307   |            1,481
Less investment expenses.....             (73)              (39)             (21)  |              (32)
                              -----------------------------------------------------|-------------------
Net investment income........          $2,147            $1,844             $286   |           $1,449
                              =========================================================================

The change in unrealized appreciation (depreciation) on fixed maturities designated as available for sale at fair value for the year ended December 31, 1999, the year ended December 31, 1998, the period October 25, 1997 through December 31, 1997, and the period January 1, 1997 through October 24, 1997 were $(1,646,000), $412,000, $(212,000), and $516,000, respectively.

At December 31, 1999 and December 31, 1998, amortized cost, gross unrealized gains and losses, and estimated fair values of fixed maturities, all of which are designated as available for sale, follows:


                                                       POST-MERGER
                                    ---------------------------------------------------
                                                    Gross       Gross      Estimated
                                     Amortized    Unrealized  Unrealized      Fair
                                        Cost         Gains      Losses       Value
                                    ----------    ----------  ----------   ---------
                                                  (Dollars in thousands)
    December 31, 1999
    -----------------------------
    U.S. government and
       governmental agencies
       and authorities............      $3,486           --         $(88)     $3,398
    Public utilities..............       2,030           --          (77)      1,953
    Corporate securities..........      21,994           --         (910)     21,084
    Mortgage-backed securities....       1,556           --           (8)      1,548
    Other asset-backed securities.         112           --           --         112
                                       -------       ------      -------     -------
    Total.........................     $29,178           --      $(1,083)    $28,095
                                       =======       ======      =======     =======

    December 31, 1998
    -----------------------------
    U. S. government and
       governmental agencies
       and authorities............      $3,997         $118          $(3)     $4,112
    Public utilities..............       2,543           63           (4)      2,602
    Corporate securities..........      20,351          426          (53)     20,724
    Mortgage-backed securities....       3,540           17           (1)      3,556
                                       -------       ------      -------     -------
    Total.........................     $30,431         $624         $(61)    $30,994
                                       =======       ======      =======     =======

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

3. INVESTMENT OPERATIONS (continued)


Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair values for these securities.

At December 31, 1999, net unrealized investment losses on fixed maturities designated as available for sale totaled $1,083,000. Depreciation of $603,000 was included in stockholder's equity at December 31, 1999 (net of adjustments of $16,000 to VPIF, $141,000 to DPAC, and $324,000 to deferred income taxes). At December 31, 1998, net unrealized investment gains on fixed maturities designated as available for sale totaled $563,000. Appreciation of $336,000 was included in stockholder's equity at December 31, 1998 (net of adjustments of $5,000 to VPIF, $32,000 to DPAC, and $190,000 to deferred income taxes).

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 1999 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                       POST-MERGER
                                         ------------------------------------
                                                  Amortized        Estimated
December 31, 1999                                      Cost       Fair Value
-----------------------------------------------------------------------------
                                                    (Dollars in thousands)

Due in one year or less..................            $1,690           $1,616
Due after one year through five years....            11,465           11,107
Due after five years through ten years...            14,355           13,712
                                         ------------------------------------
                                                     27,510           26,435
Mortgage-backed securities...............             1,556            1,548
Other asset-backed securities............               112              112
                                         ------------------------------------
Total ...................................           $29,178          $28,095
                                         ====================================

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

3. INVESTMENT OPERATIONS (continued)


An analysis of sales, maturities, and principal repayments of the Company's fixed maturities portfolio follows:

                                                                 Gross       Gross   Proceeds
                                                 Amortized    Realized    Realized       from
                                                      Cost       Gains      Losses       Sale
    ------------------------------------------------------------------------------------------
                                                              (Dollars in thousands)

    POST-MERGER:

    For the year ended December 31, 1999:
    Scheduled principal repayments, calls,
      and tenders...........................      $2,385            --          --     $2,385
    Sales...................................       8,630            $4       $(170)     8,464
                                               -----------------------------------------------
    Total...................................     $11,015            $4       $(170)   $10,849
                                               ===============================================

    For the year ended December 31, 1998:
    Scheduled principal repayments, calls,
      and tenders...........................      $1,080            --          --     $1,080
    Sales...................................         540           $24          --        564
                                               -----------------------------------------------
    Total...................................      $1,620           $24          --     $1,644
                                               ===============================================

    For the period October 25, 1997
      through December 31, 1997:
    Scheduled principal repayments, calls,
      and tenders...........................        $555            $1          --       $556
                                               ===============================================

    PRE-MERGER:

    For the period January 1, 1997
     through October 24, 1997:

    Scheduled principal repayments, calls,
      and tenders...........................        $226            --          --       $226
                                               ===============================================

Investment Valuation Analysis: The Company analyzes its investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of fixed maturities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During 1999, 1998, and 1997, no investments were identified as having an impairment other than temporary.

Investments on Deposit: At December 31, 1999 and 1998, affidavits of deposits covering bonds with a par value of $400,000 were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Company's investment policies related to its investment portfolio require diversification by asset type, company, and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 1999 and December 31, 1998. Fixed maturities included investments in industrials (48% in 1999, 40% in 1998), financial companies (29% in 1999, 24% in 1998), various government bonds and government or agency mortgage-backed securities (14% in 1999, 13% in 1998), and conventional mortgage-backed securities (6% in 1999, 11% in 1998).

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

3. INVESTMENT OPERATIONS (continued)


No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceed ten percent of stockholder's equity at December 31, 1999.

4. COMPREHENSIVE INCOME


Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by and distributions to the stockholder. Other comprehensive income (loss) excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts totaled $(108,000) and $16,000 in 1999 and 1998, respectively. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $(58,000) and $8,000 in 1999 and 1998, respectively.

5. FAIR VALUES OF FINANCIAL INSTRUMENTS


SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Company's investments, investment contracts and debt fall within the standards' definition of a financial instrument. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

The Company closely monitors the composition and yield of its invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

5. FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)


The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                                                POST-MERGER
                                             -----------------------------------------------
                                                 December 31, 1999       December 31, 1998
                                             ------------------------  ---------------------
                                              Carrying     Estimated   Carrying   Estimated
                                                 Value    Fair Value      Value  Fair Value
                                             ----------   -----------  --------  ----------
                                                          (Dollars in thousands)
  ASSETS

     Fixed maturities, available for sale..    $28,095       $28,095    $30,994     $30,994
     Short-term investments................      2,309         2,309      3,231       3,231
     Cash and cash equivalents.............      1,026         1,026      1,932       1,932
     Separate account assets...............     47,215        47,215     26,717      26,717

  LIABILITIES

    Annuity products.......................      7,583         7,170     10,830      10,166
    Revolving note payable.................        100           100         --          --
    Separate account liabilities...........     47,215        47,215     26,717      26,717

The following methods and assumptions were used by the Company in estimating fair values.

Fixed maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded fixed
Maturities are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of the securities.

Short-term investments and cash and cash equivalents: Carrying values reported in the Company's historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate account assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate account.

Annuity products: Estimated fair values of the Company's liabilities for future policy benefits for the fixed interest division of the variable products are stated at cash surrender value, the cost the Company would incur to extinguish the liability.

Revolving note payable: Carrying value reported in the Company's historical cost basis balance sheet approximates estimated fair value for this instrument, as the agreement carries a variable interest rate provision.

Separate account liabilities: Separate account liabilities are reported at full account value in the Company's historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

6. MERGER


Transaction: On October 23, 1997, Equitable's shareholders approved the Merger Agreement dated July 7, 1997 among Equitable, PFHI, and ING. On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa and Golden American and their wholly owned subsidiaries. In addition, Equitable also owned all the outstanding capital stock of Locust Street Securities, Inc., Equitable Investment Services, Inc. (subsequently dissolved), Directed Services, Inc., Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II, and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. All costs of the merger, including expenses to terminate certain benefit plans, were paid by EIC.

Accounting Treatment: The merger has been accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries with $25,936,000 allocated to the Company. Goodwill was established for the excess of the merger cost over the fair value of the net assets and attributed to EIC and its subsidiaries including Golden American and First Golden. The amount of goodwill allocated to the Company relating to the merger was $96,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value.

Value of Purchased Insurance In Force: As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with the Company at the merger date. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flows at the discount rate determined by ING.

An analysis of the VPIF asset follows:

                                                              POST-MERGER
                                            -----------------------------------------------------
                                                                                  For the period
                                                                                     October 25,
                                             For the year        For the year               1997
                                                    ended               ended            through
                                             December 31,        December 31,       December 31,
                                                     1999                1998               1997
                                            -----------------------------------------------------
                                                             (Dollars in thousands)
       Beginning balance.................           $117                $126                $132
                                            -----------------------------------------------------

       Imputed interest..................              8                   9                   3
       Amortization......................            (40)                (23)                 (6)
       Changes in assumptions of
         timing of gross profits.........             (3)                  6                  --
                                            -----------------------------------------------------
       Net amortization..................            (35)                 (8)                 (3)
       Adjustment for unrealized gains
          (losses) on available for
          sale securities................             20                  (1)                 (3)
                                            -----------------------------------------------------
       Ending balance....................           $102                $117                $126
                                            =====================================================

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

6. MERGER (continued)


Interest is imputed on the unamortized balance of VPIF at a rate of 7.33% for the year ended December 31, 1999, 7.06% for the year ended December 31, 1998, and 7.03% for the period October 25, 1997 through December 31, 1997. The amortization of VPIF, net of imputed interest, is charged to expense. VPIF is adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1999 is $12,000 in 2000, $10,000 in 2001, $9,000 in 2002, $8,000
in 2003, and $7,000 in 2004. Actual amortization may vary based upon changes in assumptions and experience.


7. INCOME TAXES


The Company files a consolidated federal income tax return with Golden American, also a life insurance company.

INCOME TAX EXPENSE

Income tax expense included in the financial statements follows:


                                     POST-MERGER                       |     PRE-MERGER
                -------------------------------------------------------|--------------------
                                                        For the period |     For the period
                                                           October 25, |         January 1,
                     For the year       For the year              1997 |               1997
                            ended              ended           through |            through
                     December 31,       December 31,      December 31, |        October 24,
                             1999               1998              1997 |               1997
                -------------------------------------------------------|--------------------
                                              (Dollars in thousands)   |
                                                                       |
   Current....              $619                $37               $(64)|              $261
   Deferred...               (50)               465                 98 |                26
                -------------------------------------------------------|--------------------
                            $569               $502                $34 |              $287
                ============================================================================

The effective tax rate on income before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference follows:

                                                           POST-MERGER                       |    PRE-MERGER
                                         ----------------------------------------------------|-------------------
                                                                              For the period |    For the period
                                                                                 October 25, |        January 1,
                                          For the year       For the year               1997 |              1997
                                                 ended              ended            through |           through
                                          December 31,       December 31,       December 31, |       October 24,
                                                  1999               1998               1997 |              1997
                                         ----------------------------------------------------|-------------------
                                                                (Dollars in thousands)       |
                                                                                             |
                                                                                             |
Income before income taxes............          $1,380            $1,277                $97  |              $953
                                         ====================================================|===================
                                                                                             |
Income tax at federal statutory rate..            $483              $447                $34  |              $334
Tax effect (decrease) of:                                                                    |
  Compensatory stock option and                                                              |
     Restricted stock expense.........              --                --                 --  |               (35)
  Other items.........................              86                55                 --  |               (12)
                                         ----------------------------------------------------|-------------------
Income tax expense....................            $569              $502                $34  |              $287
                                         ========================================================================

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

7. INCOME TAXES (continued)


DEFERRED INCOME TAXES

The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 1999 and 1998 follows:

                                                      POST-MERGER
                                                -----------------------
                                                December 31   December 31
                                                    1999          1998
                                                -----------   -----------
                                                  (Dollars in thousands)

Deferred tax assets:
    Future policy benefits...................       $560        $11
    Net unrealized depreciation of
      available for sale fixed maturities....        324         --
    Net operating loss carryforwards.........         --        327
                                                   ------     ------
                                                     884        338
Deferred tax liabilities:
    Net unrealized appreciation of
      available for sale fixed maturities....         --       (184)
    Fixed maturities.........................        (68)      (222)
    Investment income........................       (117)        --
    Deferred policy acquisition costs .......       (913)      (714)
    Value of purchased insurance in force....        (30)       (41)
    Other....................................        (42)       (27)
                                                   ------     ------
                                                  (1,170)    (1,188)
                                                   ------     ------
Valuation allowance..........................       (324)        --
                                                   ------     ------
Deferred income tax liability................      $(610)     $(850)
                                                   ======     ======

At December 31, 1999, the Company reported, for financial statement purposes, unrealized losses on certain investments which have not been recognized for tax purposes. The Company has established a valuation allowance against the deferred income tax assets associated with the unrealized depreciation on fixed maturities available for sale as the Company is uncertain as to whether the capital losses, if ever realized, could be utilized to offset future capital gains.

8. RELATED PARTY TRANSACTIONS


Directed Services, Inc. ("DSI") acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable annuity products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's variable insurance products and appoint representatives of the broker/dealers as agents. As of December 31, 1999, the Company's variable annuity products were sold primarily through broker/dealer institutions. The Company paid commissions and expenses to DSI totaling $697,000 and $1,754,000 for the years ended December 31, 1999 and 1998, respectively. For the period October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the commissions and expenses were $141,000 and $267,000, respectively.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

8. RELATED PARTY TRANSACTIONS (continued)


The Company has service  agreements  with Golden  American  and  Equitable  Life
Insurance Company of Iowa ("Equitable Life"), an affiliate, in which Golden American and Equitable Life provide administrative and financial related services. Under the agreement with Golden American, the Company incurred expenses of $137,000, $248,000, $8,000, and $16,000 for the years ended December 31, 1999 and 1998, the period October 25, 1997 through December 31, 1997, and the period January 1, 1997 through October 24, 1997, respectively. Under the agreement with Equitable Life, the Company incurred expenses of $142,000, $165,000, $13,000, and $16,000 for the years ended December 31, 1999 and 1998, the period October 25, 1997 through December 31, 1997, and the period January 1, 1997 through October 24, 1997, respectively.

The Company provides resources and services to Golden American and DSI. Revenues for these services, which reduce general expenses incurred by the Company, totaled $269,000 and $210,000 from Golden American, for the years ended December 31, 1999 and 1998, respectively. Revenues for these services, which reduce general expenses incurred by the Company, totaled $387,000 and $75,000 from DSI for the years ended December 31, 1999 and 1998, respectively.

Effective January 1, 1998, the Company has an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Company records a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 1999 and 1998, the Company incurred fees of $73,000 and $56,000, respectively, under this agreement.

Prior to 1998, the Company had a service agreement with Equitable Investment Services, Inc. ("EISI"), an affiliate, in which EISI provided investment management services. Payments for these services totaled $11,000 and $51,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively.

The Company provides resources and services to Security Life of Denver Insurance Company ("Security Life"), an affiliate, and Southland Life Insurance Company ("Southland"), an affiliate. For the year ended December 31, 1999, charges for these services were $149,000 to Security Life and $63,000 to Southland.

The Company had premiums, net of reinsurance, for variable annuity products for the year ended December 31, 1999 and 1998, that totaled $2,000 and $94,000, respectively, from Locust Street Securities, Inc. ("LSSI"), an affiliate. For the year ended December 31, 1997, the premiums, net of reinsurance, for variable products from LSSI totaled $13,000.

The Golden American Board of Directors has agreed by resolution to provide funds as needed for the Company to maintain policyholders' surplus that meets or exceeds the greater of: (1) the minimum capital adequacy standards to maintain a level of capitalization necessary to meet A.M. Best Company's guidelines or one level less than the one originally given to First Golden, or (2) the New York State Insurance Department risk-based capital minimum requirements as determined in accordance with New York statutory accounting principles. No funds were transferred from Golden American in 1999, 1998, or 1997. On January 31, 2000, Golden American provided a cash capital contribution of $2,100,000 to First Golden.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

9. COMMITMENTS AND CONTINGENCIES


Reinsurance: At December 31, 1999, First Golden had a reinsurance treaty with an unaffiliated reinsurer covering a significant portion of the mortality risks under its variable contracts. First Golden remains liable to the extent its reinsurer does not meet its obligation under the reinsurance agreement. At December 31, 1999 and December 31, 1998, the Company has a payable of $4,000 and $1,000, respectively, for reinsurance premiums. Included in the accompanying financial statements are net considerations to the reinsurer of $27,000, $9,000, and $1,000 for the years ended December 31, 1999 and 1998 and for the period October 25, 1997 through December 31, 1997, respectively. In addition, the accompanying financial statements contain net policy benefits recoveries of $7,000 for the year ended December 31, 1999.

The reinsurance treaty that covered the nonstandard minimum guaranteed death benefits for new business has been terminated for business issued after December 31, 1999. The Company is currently pursuing alternative reinsurance arrangements for new business issued after December 31, 1999. There can be no assurance that such alternative arrangements will be available. Any reinsurance covering business in force at December 31, 1999 will continue to apply in the future.

Litigation: The Company, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Company currently believes no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Company.

Vulnerability from Concentrations: The Company has various concentrations in its investment portfolio (see Note 3 for further information). The Company's asset growth, net investment income, and cash flow are primarily generated from the sale of variable annuities and associated future policy benefits. Substantial changes in tax laws would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed could cause a severe impact to the Company's financial condition. A significant portion of the Company's sales is generated by three broker/dealers, each having at least ten percent of total sales. One of these distributors sold 62.1% of the Company's products in 1998. This relationship was discontinued as of July, 1999 for new business.

Leases: The Company has a lease for its home office space which expires December 31, 2001. The Company also leases certain other equipment under operating leases which expire in 2000. Rent expense for the years ended December 31, 1999 and 1998 and the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997 was $158,000, $95,000, $25,000, and $34,000,
respectively. At December 31, 1999, minimum rental payments due under the operating leases are $82,000 in 2000 and $76,000 in 2001.

Revolving Note Payable: To enhance short-term liquidity, the Company established a revolving note payable effective July 31, 1999 and expiring July 31, 2000 with SunTrust Bank, Atlanta (the "Bank"). The note was approved by the Company's Board of Directors on September 29, 1998. The total amount the Company may have outstanding is $10,000,000. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or (2) a rate quoted by the Bank to the Company for the advance. The terms of the agreement require the Company to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. Under this agreement, the Company incurred interest expense of $12,000 in 1999. At December 31, 1999, the Company had borrowings of $100,000 under this agreement.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

     ITEM                                                                   PAGE
     Introduction............................................................  1
     Description of First Golden American Life Insurance Company of New York.  1
     Safekeeping of Assets...................................................  1
     The Administrator.......................................................  1
     Independent Auditors....................................................  1
     Distribution of Contracts...............................................  2
     Performance Information.................................................  2
     IRA Partial Withdrawal Option...........................................  7
     Other Information.......................................................  7
     Financial Statements of Separate Account NY-B ..........................  8



--------------------------------------------------------------------------------

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                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of First Golden Separate Account NY-B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

TOTAL RETURN

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 18.20           32,717           $  595           $  18.06          123,053           $  2,222
1998                  17.83           15,411              275              17.72           81,617              1,446
1997                  16.18            2,430               39              16.10           13,026                209
5/6/97                14.36               --               --              14.31               --                 --
----------------------------------------------------------------------------------------------------------------------

RESEARCH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 28.25           32,639           $  921           $  28.04          122,839           $  3,444
1998                  23.03           26,762              616              22.89           20,466              1,865
1997                  18.95            4,095               78              18.87            9,642                182
5/6/97                16.72               --               --              16.66               --                 --
----------------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 39.97           11,889           $  475           $  39.59          47,634            $  1,896
1998                  22.60            7,677              173              22.43          27,872                 625
1997                  18.64            1,402               26              18.52           2,866                  53
5/6/97                15.76               --               --              15.68              --                  --
----------------------------------------------------------------------------------------------------------------------

                                       A1

SMITH BARNEY LARGE CAP VALUE

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 19.11           39,627           $    757         $  18.98          86,551            $  1,642
1998                  19.35           36,973                715            19.24          76,929               1,480
1997                  17.84            4,356                 78            17.77          14,386                 256
5/6/97                15.64               --                 --            15.60              --                  --
----------------------------------------------------------------------------------------------------------------------

SMITH BARNEY INTERNATIONAL EQUITY

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 23.78           6,006            $    143         $  23.61          23,956            $    566
1998                  14.35           8,768                 126            14.28          23,498                 335
1997                  13.65           1,021                  14            13.59           4,996                  68
5/6/97                13.79              --                  --            13.75              --                  --
----------------------------------------------------------------------------------------------------------------------

SMITH BARNEY HIGH INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 13.84           10,584           $    146         $  13.74          17,055            $    234
1998                  13.66            9,401                128            13.58          15,845                 215
1997                  13.77            1,880                 26            13.72           2,031                  28
5/6/97                12.53               --                 --            12.49              --                  --
----------------------------------------------------------------------------------------------------------------------

SMITH BARNEY MONEY MARKET

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 11.82           12,604           $    149         $  11.74           42,839           $     503
1998                  11.43           35,357                404            11.37          165,659               1,883
1997                  11.02           16,207                179            10.97           36,677                 402
5/6/97                10.75               --                 --            10.71               --                  --
----------------------------------------------------------------------------------------------------------------------

                                       A2

APPRECIATION

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 18.47           76,186           $   1,407        $  18.36          213,407           $   3,918
1998                  16.53           73,470               1,215           16.47          151,948               2,502
1997                  14.05            9,350                 131           14.01           16,089                 225
5/6/97                12.35               --                  --           12.33               --                  --
----------------------------------------------------------------------------------------------------------------------

SELECT HIGH GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 15.54           23,981           $    373         $  15.47           98,054           $   1,517
1998                  12.36           29,056                359            12.33          101,228               1,248
1997                  10.89               --                 --            10.87           19,321                 210
5/6/97                 9.96               --                 --             9.95               --                  --
----------------------------------------------------------------------------------------------------------------------

SELECT GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 14.28           40,969           $    585         $  14.21          182,316           $   2,591
1998                  12.32           30,896                381            12.29          177,617               2,183
1997                  11.06              367                  4            11.05           63,115                 697
5/6/97                10.04               --                 --            10.03               --                  --
----------------------------------------------------------------------------------------------------------------------

SELECT BALANCED

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 12.72           77,274           $    983         $  12.66          246,738           $   3,124
1998                  11.83           73,693                872            11.79          236,475               2,789
1997                  11.07           27,709                307            11.06           48,240                 533
5/6/97                10.21               --                 --            10.20               --                  --
----------------------------------------------------------------------------------------------------------------------

                                       A3

SELECT CONSERVATIVE

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 11.95           49,301           $    589         $  11.89          113,214           $  1,346
1998                  11.55           48,704                563            11.52           85,695                987
1997                  11.08           32,783                363            11.07           26,551                294
5/6/97                10.19               --                 --            10.18               --                 --
----------------------------------------------------------------------------------------------------------------------

SELECT INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
1999                $ 11.44           22,717           $  260           $  11.39          12,184            $  138
1998                  11.49            2,546               29              11.45          11,168               128
1997                  11.04               --               --              11.03              --                --
5/6/97                10.19               --               --              10.18              --                --
----------------------------------------------------------------------------------------------------------------------

                                       A4

                                   APPENDIX B

                        MARKET VALUE ADJUSTMENT EXAMPLES

EXAMPLE #1:  FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

     1.   The contract value of the Fixed Interest Allocation on the date of
          surrender is                   3
               $124,230 ($100,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Market Value Adjustment =
                                         2,555/365
               $124,230 x [((1.07/1.0825)          ) -1 ] = $9,700

     Therefore, the amount paid to you on full surrender ignoring any surrender charge is $114,530 ($124,230 - $9,700 ).

EXAMPLE #2:  FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

Calculate the Market Value Adjustment

     1.   The contract value of the Fixed Interest Allocation on the date of
          surrender is                   3
               $124,230 ($100,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Market Value Adjustment =
                                          2,555/365
               $124,230 x [(( 1.07/1.0625)          ) -1 ] = $6,270

     Therefore, the amount paid to you on full surrender ignoring any surrender charge is $130,500 ($124,230 + $6,270 ).

EXAMPLE #3:  WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a withdrawal of $114,530 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

                                       B1

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

     1.   The contract value of the Fixed Interest Allocation on the date of
          withdrawal is                        3
                    $248,459 ( $200,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Amount that must be withdrawn =
                                          2,555/365
               [ $114,530 / ((1.07/1.0825)          )] = $124,230

     Then calculate the Market Value Adjustment on that amount.

4.  Market Value Adjustment =
                                         2,555/365
               $124,230 x [((1.07/1.0825)          ) -1 ] = $9,700

     Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $114,530, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $114,530, and also reduced by the Market Value Adjustment of $9,700, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4:  WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a withdrawal of $130,500 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

     1.   The contract value of Fixed Interest Allocation on the date of
          surrender is                    3
               $248,459 ( $200,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Amount that must be withdrawn =
                                               2,555/365
                    [ $130,500 / ((1.07/1.0625)          )] = $124,230

     Then calculate the Market Value Adjustment on that amount.

     4.   Market Value Adjustment =
                                         2,555/365
               $124,230 x [((1.07/1.0625)          ) -1 ] = $6,270

     Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $130,500, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $130,500, but increased by the Market Value Adjustment of $6,270, for a total reduction in the Fixed Interest Allocation of $124,230.

                                       B2

                                   APPENDIX C

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the beginning of the fourth contract year of 20% of the contract value of $35,000.

In this example, $5,250 ($35,000 x .15) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $7,000 ($35,000 x .20). Therefore, $1,750 ($7,000 -
$5,250) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $70 ($1,750 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

                                       C1

                             ING VARIABLE ANNUITIES

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

  First Golden American Life Insurance Company of New York is a stock company domiciled in New York, New York

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106968   EMPIRE PRIMELITE   05/00

                                            File Nos. 333-16501, 811-7935
                                            Filed under Rule 497(c)

                           PROFILE AND PROSPECTUS FOR
                           DVA PLUS-NY GALAXY VIP FUND

  | [DVA PLUS (NY) PROFILE AND PROSPECTUS appears down the left margin]
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  |   PROFILE AND PROSPECTUS FOR GOLDENSELECT/R/ DVA PLUS (NY)
  |   FEATURING THE GALAXY VIP FUND
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  |   Deferred Combination Variable and Fixed Annuity Contract, May 1, 2000
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  |  First Golden American Life Insurance Company of New York
  |  Separate Account NY-B of First Golden American Life Insurance
  |   Company of New York                              ING VARIABLE ANNUITIES
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ING  VARIABLE  ANNUITIES

FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY
OF NEW YORK

--------------------------------------------------------------------------------
                                   PROFILE OF
                              GOLDENSELECT DVA PLUS
                          FEATURING THE GALAXY VIP FUND

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT
                                   MAY 1, 2000

     ----------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The
     Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ----------------------------------------------------------------------
--------------------------------------------------------------------------------


1.  THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and First Golden American Life Insurance Company of New York ("First Golden"). It is offered exclusively to customers of Fleet Financial Group, Inc. and its affiliates. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of 32 mutual fund investment portfolios through our Separate Account NY-B and/or (ii) in a fixed account of First Golden with guaranteed interest periods. The 32 mutual fund portfolios are listed on page 3 below. We currently offer guaranteed interest periods of 1, 3, 5, 7 and 10 years in the fixed account. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by First Golden as long as you do not take your money out before the maturity date for the applicable interest period. If you withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you take out. Generally the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase

DVA PLUS PROFILE                                         PROSPECTUS BEGINS AFTER
                                                          PAGE 9 OF THIS PROFILE
begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

     -----------------------------------------------------------------------------------------
                                            ANNUITY OPTIONS
     -----------------------------------------------------------------------------------------
     Option 1            Income for a fixed      Payments are made for a specified number of
                         period                  years to you or your beneficiary.
     -----------------------------------------------------------------------------------------
     Option 2            Income for life with    Payments are made for the rest of your life
                         a period certain        or longer for a specified  period such as 10
                                                 or 20 years or until the total  amount used
                                                 to buy this option has been repaid. This
                                                 option comes with an added guarantee that
                                                 payments will continue to your beneficiary
                                                 for the remainder of such period if you
                                                 should die during the period.
     -----------------------------------------------------------------------------------------
     Option 3            Joint life income       Payments are made for your life and the life
                                                 of another person (usually your spouse).
     -----------------------------------------------------------------------------------------
     Option 4            Annuity plan            Any other annuitization plan that we choose
                                                 to offer on the annuity start date.
     -----------------------------------------------------------------------------------------

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($250 for a qualified Contract) at any time before you turn 85. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

Who may purchase this Contract? Contracts offered by the prospectus accompanying this Profile are available only to customers of Fleet Boston Financial Corporation and its affiliates. The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal

                                       2                        DVA PLUS PROFILE
and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into: (1) the fixed account with guaranteed interest periods of 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 32 mutual fund investment portfolios through our Separate Account NY-B. The investment portfolios are described in the prospectuses for The GCG Trust, The Galaxy VIP Fund, the PIMCO Variable Insurance Trust, ING Variable Insurance Trust and The Prudential Series Fund, Inc. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

     THE GCG TRUST
        Liquid Asset Series           Rising Dividends Series           Mid-Cap Growth Series
        Limited Maturity Bond Series  Managed Global Series             Small Cap Series
        Global Fixed Income Series    Large Cap Value Series            Growth Series
        Fully Managed Series          All Cap Series                    Real Estate Series
        Total Return Series           Research Series                   Hard Assets Series
        Equity Income Series          Capital Appreciation Series       Developing World Series
        Investors Series              Capital Growth Series             Emerging Markets Series
        Value Equity Series           Strategic Equity Series

     THE GALAXY VIP FUND
        Equity Fund                   Small Company Growth Fund         High Quality Bond Fund
        Growth and Income Fund        Asset Allocation Fund

     THE PIMCO VARIABLE INSURANCE TRUST
        PIMCO High Yield Bond Portfolio
        PIMCO StocksPLUS Growth and Income Portfolio

     ING VARIABLE INSURANCE TRUST
        ING Global Brand Names Fund

     THE PRUDENTIAL SERIES FUND, INC.
        Prudential Jennison Portfolio

5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts an annual contract administrative charge of $30, and if you invest in an investment portfolio, a mortality and expense risk charge and an asset-based administrative charge. The mortality and expense risk charge and the asset-based administrative charge are deducted daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                               STANDARD        ANNUAL RATCHET ENHANCED
                                             DEATH BENEFIT          DEATH BENEFIT
                                             -------------          -------------
     Mortality & Expense Risk Charge             1.10%                  1.25%
     Asset-Based Administrative Charge           0.15%                  0.15%
                                                 -----                  -----
        Total                                    1.25%                  1.40%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.56% to 1.75% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

                                       3                        DVA PLUS PROFILE

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 15% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.


     COMPLETE YEARS ELAPSED        0    1    2    3    4    5    6    7+
        SINCE PREMIUM PAYMENT

     SURRENDER CHARGE              7%   6%   5%   4%   3%   2%   1%   0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.04% (based on an average contract value of $77,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1999, except for the portfolios that commenced operations during 2000 where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Annual Ratchet Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

                                       4                        DVA PLUS PROFILE

---------------------------------------------------------------------------------------------------
                                                                              EXAMPLES:
                                         TOTAL ANNUAL                         --------
                         TOTAL ANNUAL     INVESTMENT         TOTAL    TOTAL CHARGES AT THE END OF:
                           INSURANCE       PORTFOLIO        ANNUAL
INVESTMENT PORTFOLIO        CHARGES         CHARGES         CHARGES      1 YEAR        10 YEARS
---------------------------------------------------------------------------------------------------
THE GCG TRUST
Liquid Asset                 1.44%           0.56%          2.00%          $ 90          $ 233
---------------------------------------------------------------------------------------------------
Limited Maturity Bond        1.44%           0.57%          2.01%          $ 90          $ 234
---------------------------------------------------------------------------------------------------
Global Fixed Income          1.44%           1.60%          3.04%          $101          $ 336
---------------------------------------------------------------------------------------------------
Fully Managed                1.44%           0.97%          2.41%          $ 94          $ 275
---------------------------------------------------------------------------------------------------
Total Return                 1.44%           0.91%          2.35%          $ 94          $ 269
---------------------------------------------------------------------------------------------------
Equity Income                1.44%           0.96%          2.40%          $ 94          $ 274
---------------------------------------------------------------------------------------------------
Investors                    1.44%           1.01%          2.45%          $ 95          $ 279
---------------------------------------------------------------------------------------------------
Value Equity                 1.44%           0.96%          2.40%          $ 94          $ 274
---------------------------------------------------------------------------------------------------
Rising Dividends             1.44%           0.96%          2.40%          $ 94          $ 274
---------------------------------------------------------------------------------------------------
Managed Global               1.44%           1.25%          2.69%          $ 97          $ 302
---------------------------------------------------------------------------------------------------
Large Cap Value              1.44%           1.01%          2.45%          $ 95          $ 279
---------------------------------------------------------------------------------------------------
All Cap                      1.44%           1.01%          2.45%          $ 95          $ 279
---------------------------------------------------------------------------------------------------
Research                     1.44%           0.91%          2.35%          $ 94          $ 269
---------------------------------------------------------------------------------------------------
Capital Appreciation         1.44%           0.96%          2.40%          $ 94          $ 274
---------------------------------------------------------------------------------------------------
Capital Growth               1.44%           1.05%          2.49%          $ 95          $ 283
---------------------------------------------------------------------------------------------------
Strategic Equity             1.44%           0.96%          2.40%          $ 94          $ 274
---------------------------------------------------------------------------------------------------
Mid-Cap Growth               1.44%           0.91%          2.35%          $ 94          $ 269
---------------------------------------------------------------------------------------------------
Small Cap                    1.44%           0.96%          2.40%          $ 94          $ 274
---------------------------------------------------------------------------------------------------
Growth                       1.44%           1.04%          2.48%          $ 95          $ 282
---------------------------------------------------------------------------------------------------
Real Estate                  1.44%           0.96%          2.40%          $ 94          $ 274
---------------------------------------------------------------------------------------------------
Hard Assets                  1.44%           0.96%          2.40%          $ 94          $ 274
---------------------------------------------------------------------------------------------------
Developing World             1.44%           1.75%          3.19%          $102          $ 349
---------------------------------------------------------------------------------------------------
Emerging Markets             1.44%           1.75%          3.19%          $102          $ 349

THE GALAXY VIP FUND
---------------------------------------------------------------------------------------------------
Equity                       1.44%           0.96%          2.40%          $ 94          $ 274
---------------------------------------------------------------------------------------------------
Growth and Income            1.44%           1.49%          2.93%          $100          $ 325
---------------------------------------------------------------------------------------------------
Small Company Growth         1.44%           1.60%          3.04%          $101          $ 336
---------------------------------------------------------------------------------------------------
Asset Allocation             1.44%           1.02%          2.46%          $ 95          $ 280
---------------------------------------------------------------------------------------------------
High Quality Bond            1.44%           0.64%          2.08%          $ 91          $ 241
---------------------------------------------------------------------------------------------------
THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond        1.44%           0.75%          2.19%          $ 92          $ 252
---------------------------------------------------------------------------------------------------
PIMCO StocksPLUS
  Growth and Income          1.44%           0.65%          2.09%          $ 91          $ 242
---------------------------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
ING Global Brand Names       1.44%           1.23%          2.67%          $ 97          $ 300

THE PRUDENTIAL SERIES FUND, INC.
---------------------------------------------------------------------------------------------------
Prudential Jennison          1.44%           1.03%          2.47%          $ 95          $ 281
---------------------------------------------------------------------------------------------------

The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. The 1 Year examples above include a 7% surrender charge. For more detailed information, see the fee table in the prospectus for the Contract.


6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

                                       5                        DVA PLUS PROFILE

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 9. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for the entire calendar years of 1998 and 1999. These numbers reflect the deduction of the mortality and expense risk charge (based on the Annual Ratchet Enhanced Death Benefit), the asset-based administrative charge and the annual contract fee, but do not reflect deductions for surrender charges, if any. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

                                       6                        DVA PLUS PROFILE

--------------------------------------------------------------------------------
                                                              CALENDAR YEAR
INVESTMENT PORTFOLIO                                        1999          1998
--------------------------------------------------------------------------------
Managed by A I M Capital Management, Inc.
  Capital Appreciation(1)                                   22.86%       11.06%
  Strategic Equity(2)                                       54.02%       -0.61%
--------------------------------------------------------------------------------
Managed by Alliance Capital Management L.P.
  Capital Growth (2)                                        23.76%       10.37%
--------------------------------------------------------------------------------
Managed by Baring International Investment Limited
  Developing World(2)                                       59.36%          --
  Emerging Markets(5)                                       82.68%      -25.19%
  Global Fixed Income                                       -9.94%       10.25%
  Hard Assets(2)                                            21.62%      -30.61%
--------------------------------------------------------------------------------
Managed by Capital Guardian Trust Company
  Large Cap Value                                             --            --
  Managed Global(3)                                         60.98%       27.47%
  Small Cap (3)                                             48.46%       19.25%
--------------------------------------------------------------------------------
Managed by Eagle Asset Management, Inc.
  Value Equity                                              -0.93%        0.09%
--------------------------------------------------------------------------------
Managed by ING Investment Management, LLC
  Limited Maturity Bond                                     -0.32%        5.33%
  Liquid Asset                                               3.23%        3.54%
--------------------------------------------------------------------------------
Managed by Janus Capital Corporation
  Growth(2)                                                 75.61%       25.01%
--------------------------------------------------------------------------------
Managed by Kayne Anderson Investment Management, LLC
  Rising Dividends                                          14.22%       12.50%
--------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company
  Mid-Cap Growth                                            76.52%       21.06%
  Research                                                  22.45%       21.29%
  Total Return                                               1.89%        9.99%
--------------------------------------------------------------------------------
Managed by The Prudential Investment Corporation
  Real Estate(4)                                            -5.19%      -14.70%
--------------------------------------------------------------------------------
Managed by Salomon Brothers Asset Management, Inc.
  All Cap                                                     --            --
  Investors                                                   --            --
--------------------------------------------------------------------------------
Managed by T. Rowe Price Associates, Inc.
  Equity Income(2)                                          -2.15%        6.71%
  Fully Managed                                              5.39%        4.37%
--------------------------------------------------------------------------------
Managed by Fleet Investment Advisors Inc.
  Asset Allocation                                            --            --
  Equity                                                      --            --
  Growth and Income                                           --            --
  High Quality Bond                                           --            --
  Small Company Growth                                        --            --
--------------------------------------------------------------------------------
Managed by Pacific Investment Management Company
  PIMCO High Yield Bond                                      1.54%          --
  PIMCO StocksPLUS Growth and Income                        18.14%          --
--------------------------------------------------------------------------------
Managed by ING Investment Management Advisors B.V.
  ING Global Brand Names                                      --            --
--------------------------------------------------------------------------------
Managed by Jennison Associates LLC
  Prudential Jennison Portfolio                               --            --
------------------------

(1) Prior to April 1, 1999, a different firm managed the Portfolio.
(2) Prior to March 1, 1999, a different firm managed the Portfolio.
(3) Prior to February 1, 2000, a different firm managed the Portfolio.
(4) Prior to April 28, 2000, a different firm managed the Portfolio.
(5) Prior to March 15, 2000, a different firm managed the Portfolio.


                                       7                        DVA PLUS PROFILE

9.   DEATH BENEFIT
You may choose (i) the Standard Death Benefit, or (ii) the Annual Ratchet Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit is available only if the contract owner or the annuitant (if the contract owner is not an individual) is less than 80 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit may not be available where a Contract is held by joint owners.

The death benefit is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract after subtracting any withdrawals; or

     3)   the cash surrender value.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract after subtracting any withdrawals;

     3)   the cash surrender value; or

     4) the enhanced death benefit, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount:
          On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then we subtract any withdrawals made since the preceding day (including any market value adjustment applied to such withdrawal), and then we subtract for any associated surrender charges. That amount becomes the new enhanced death benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a full refund of your contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, we will include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium you paid.

                                       8                        DVA PLUS PROFILE

     TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus.

     ADDITIONAL FEATURES. This Contract has other features that may interest you. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with a 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

          Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing.

11.  INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     230 PARK AVENUE, SUITE 966
     NEW YORK, NEW YORK  10169
     (800) 963-9539

or your registered representative.

                                       9                        DVA PLUS PROFILE

                       This page intentionally left blank.

--------------------------------------------------------------------------------
FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF FIRST GOLDEN AMERICAN LIFE INSURANCE
COMPANY OF NEW YORK

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
                              GOLDENSELECT DVA PLUS
                          FEATURING THE GALAXY VIP FUND
--------------------------------------------------------------------------------

                                                                     MAY 1, 2000

     This prospectus describes GOLDENSELECT DVA PLUS, an individual deferred variable annuity contract (the "Contract") offered by First Golden American Life Insurance Company of New York ("First Golden," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more of 32 mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

     We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid).

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated May 1, 2000, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at 230 Park Avenue, Suite 966, New York, New York 10169 or call (800) 963-9539, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO VARIABLE INSURANCE TRUST, ING VARIABLE INSURANCE TRUST OR THE PRUDENTIAL SERIES FUND, INC. IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY A BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO VARIABLE INSURANCE TRUST, ING VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND, INC.

--------------------------------------------------------------------------------
A LIST OF THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

     The investment portfolios available under your Contract and the portfolio managers are:

          A I M CAPITAL MANAGEMENT, INC.
               Capital Appreciation Series
               Strategic Equity Series
          ALLIANCE CAPITAL MANAGEMENT L. P.
               Capital Growth Series
          BARING INTERNATIONAL INVESTMENT LIMITED (AN AFFILIATE)
               Developing World Series
               Emerging Markets Series
               Global Fixed Income Series
               Hard Assets Series
          CAPITAL GUARDIAN TRUST COMPANY
               Large Cap Value Series
               Managed Global Series
               Small Cap Series
          EAGLE ASSET MANAGEMENT, INC.
               Value Equity Series
          ING  INVESTMENT MANAGEMENT, LLC (AN AFFILIATE)
               Limited Maturity Bond Series
               Liquid Asset Series
          JANUS CAPITAL CORPORATION
               Growth Series
          KAYNE ANDERSON INVESTMENT MANAGEMENT, LLC
               Rising Dividends Series
          MASSACHUSETTS FINANCIAL SERVICES COMPANY
               Mid-Cap Growth Series
               Research Series
               Total Return Series
          THE PRUDENTIAL INVESTMENT CORPORATION
               Real Estate Series
          SALOMON BROTHERS ASSET MANAGEMENT, INC
               All Cap Series
               Investors Series
          T. ROWE PRICE ASSOCIATES, INC.
               Equity Income Series
               Fully Managed Series
          FLEET INVESTMENT ADVISORS INC.
               Asset Allocation Fund
               Equity Fund
               Growth and Income Fund
               High Quality Bond Fund
               Small Company Growth Fund
          PACIFIC INVESTMENT MANAGEMENT COMPANY
               PIMCO High Yield Bond Portfolio
               PIMCO StocksPLUS Growth and Income Portfolio
          ING INVESTMENT MANAGEMENT ADVISORS B.V. (AN AFFILIATE)
               ING Global Brand Names Fund
          JENNISON ASSOCIATES LLC
               Prudential Jennison Portfolio


     The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account NY-B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            PAGE
    Index of Special Terms..................................................   1
    Fees and Expenses.......................................................   2
    Performance Information.................................................   8
        Accumulation Unit...................................................   8
        Net Investment Factor...............................................   8
        Condensed Financial Information.....................................   8
        Financial Statements................................................   8
        Performance Information.............................................   8
    First Golden American Life Insurance Company of New York................   9
    The Trusts..............................................................   9
    First Golden Separate Account NY-B......................................  10
    The Investment Portfolios...............................................  11
        Investment Objectives...............................................  11
        Investment Management Fees and Other Expenses.......................  15
    The Fixed Interest Allocation...........................................  16
        Selecting a Guaranteed Interest Period..............................  16
        Guaranteed Interest Rates...........................................  16
        Transfers from a Fixed Interest Allocation..........................  17
        Withdrawals from a Fixed Interest Allocation........................  17
        Market Value Adjustment.............................................  18
    The Annuity Contract....................................................  19
        Contract Date and Contract Year ....................................  19
        Annuity Start Date..................................................  19
        Contract Owner......................................................  19
        Annuitant...........................................................  19
        Beneficiary.........................................................  20
        Purchase and Availability of the Contract...........................  20
        Crediting of Premium Payments.......................................  21
        Administrative Procedures...........................................  21
        Contract Value......................................................  21
        Cash Surrender Value................................................  22
        Surrendering to Receive the Cash Surrender Value....................  22
        The Subaccounts.....................................................  22
        Addition, Deletion or Substitution of Subaccounts and Other Changes.  23
        The Fixed Account...................................................  23
        Other Important Provisions..........................................  23
    Withdrawals.............................................................  23
        Regular Withdrawals.................................................  24
        Systematic Withdrawals..............................................  24
        IRA Withdrawals.....................................................  25
    Transfers Among Your Investments........................................  26
        Dollar Cost Averaging...............................................  26
        Automatic Rebalancing...............................................  27
    Death Benefit Choices...................................................  27
        Death Benefit During the Accumulation Phase.........................  27
            Standard Death Benefit..........................................  28
            Annual Ratchet Enhanced Death Benefit...........................  28
        Death Benefit During the Income Phase...............................  28
        Required Distributions upon Contract Owner's Death..................  28

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                            PAGE
    Charges and Fees........................................................  29
        Charge Deduction Subaccount.........................................  29
        Charges Deducted from the Contract Value............................  29
            Surrender Charge................................................  29
            Free Withdrawal Amount..........................................  30
            Surrender Charge for Excess Withdrawals.........................  30
            Premium Taxes...................................................  30
            Administrative Charge...........................................  30
            Transfer Charge.................................................  30
        Charges Deducted from the Subaccounts...............................  31
            Mortality and Expense Risk Charge...............................  31
            Asset-Based Administrative Charge...............................  31
        Trust Expenses......................................................  31
    The Annuity Options.....................................................  31
        Annuitization of Your Contract......................................  31
        Selecting the Annuity Start Date....................................  32
        Frequency of Annuity Payments.......................................  32
        The Annuity Options.................................................  32
            Income for a Fixed Period.......................................  32
            Income for Life with a Period Certain...........................  32
            Joint Life Income...............................................  33
            Annuity Plan....................................................  33
        Payment When Named Person Dies......................................  33
    Other Contract Provisions...............................................  33
        Reports to Contract Owners..........................................  33
        Suspension of Payments..............................................  33
        In Case of Errors in Your Application...............................  33
        Assigning the Contract as Collateral................................  34
        Contract Changes-Applicable Tax Law.................................  34
        Free Look...........................................................  34
        Group or Sponsored Arrangements.....................................  34
        Selling the Contract................................................  34
    Other Information.......................................................  35
        Voting Rights.......................................................  35
        State Regulation....................................................  35
        Legal Proceedings...................................................  35
        Legal Matters.......................................................  35
        Experts.............................................................  35
    Federal Tax Considerations..............................................  36
    More Information About First Golden American Life
        Insurance Company of New York.......................................  41
    Financial Statements of First Golden American Life
        Insurance Company of New York.......................................  53
    Statement of Additional Information
        Table of Contents...................................................  76
    Appendix A
        Condensed Financial Information.....................................  A1
    Appendix B
        Market Value Adjustment Examples....................................  B1
    Appendix C
        Surrender Charge for Excess Withdrawals Example.....................  C1

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                             PAGE
Accumulation Unit                                           8
Annual Ratchet Enhanced Death Benefit                      28
Annuitant                                                  19
Annuity Start Date                                         19
Cash Surrender Value                                       22
Contract Date                                              19
Contract Owner                                             19
Contract Value                                             21
Contract Year                                              19
Fixed Interest Allocation                                  16
Free Withdrawal Amount                                     29
Market Value Adjustment                                    18
Net Investment Factor                                       8
Standard Death Benefit                                     27

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS             CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value                  Index of Investment Experience
Annuity Start Date                       Annuity Commencement Date
Contract Owner                           Owner or Certificate Owner
Contract Value                           Accumulation Value
Transfer Charge                          Excess Allocation Charge
Fixed Interest Allocation                Fixed Allocation
Free Look Period                         Right to Examine Period
Guaranteed Interest Period               Guarantee Period
Subaccount(s)                            Division(s)
Net Investment Factor                    Experience Factor
Regular Withdrawals                      Conventional Partial Withdrawals
Withdrawals                              Partial Withdrawals

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*

     Surrender Charge:

     COMPLETE YEARS ELAPSED        0    1    2    3    4    5    6    7+
        SINCE PREMIUM PAYMENT

     SURRENDER CHARGE              7%   6%   5%   4%   3%   2%   1%   0%

     Transfer Charge..............................................    None**

     * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

     ** We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
     Administrative Charge............................................    $30

     (We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.)

SEPARATE ACCOUNT NY-B ANNUAL CHARGES***

                                                       STANDARD       ENHANCED DEATH BENEFIT
                                                     DEATH BENEFIT        ANNUAL RATCHET
                                                     -------------        --------------
     Mortality and Expense Risk Charge.............      1.10%                 1.25%
     Asset-Based Administrative Charge.............      0.15%                 0.15%
                                                         -----                 -----
     Total Separate Account Charges................      1.25%                 1.40%

     *** As a percentage of average assets in each subaccount. The mortality and expense risk charge and the asset-based administrative charge are deducted daily.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                MANAGEMENT           OTHER             TOTAL
PORTFOLIO                         FEE(1)           EXPENSES(2)       EXPENSES(3)
--------------------------------------------------------------------------------
Liquid Asset                       0.56%              0.00%             0.56%
--------------------------------------------------------------------------------
Limited Maturity Bond              0.56%              0.01%             0.57%
--------------------------------------------------------------------------------
Global Fixed Income                1.60%              0.00%             1.60%
--------------------------------------------------------------------------------
Fully Managed                      0.96%              0.01%             0.97%
--------------------------------------------------------------------------------
Total Return                       0.91%              0.00%             0.91%
--------------------------------------------------------------------------------
Equity Income                      0.96%              0.00%             0.96%
--------------------------------------------------------------------------------
Investors                          1.00%              0.01%             1.01%
--------------------------------------------------------------------------------
Value Equity                       0.96%              0.00%             0.96%
--------------------------------------------------------------------------------
Rising Dividends                   0.96%              0.00%             0.96%
--------------------------------------------------------------------------------
Managed Global                     1.25%              0.00%             1.25%
--------------------------------------------------------------------------------
Large Cap Value                    1.00%              0.01%             1.01%
--------------------------------------------------------------------------------
All Cap                            1.00%              0.01%             1.01%
--------------------------------------------------------------------------------
Research                           0.91%              0.00%             0.91%
--------------------------------------------------------------------------------
Capital Appreciation               0.96%              0.00%             0.96%
--------------------------------------------------------------------------------
Capital Growth                     1.04%              0.01%             1.05%
--------------------------------------------------------------------------------
Strategic Equity                   0.96%              0.00%             0.96%
--------------------------------------------------------------------------------
Mid-Cap Growth                     0.91%              0.00%             0.91%
--------------------------------------------------------------------------------
Small Cap                          0.96%              0.00%             0.96%
--------------------------------------------------------------------------------
Growth                             1.04%              0.00%             1.04%
--------------------------------------------------------------------------------
Real Estate                        0.96%              0.00%             0.96%
--------------------------------------------------------------------------------
Hard Assets                        0.96%              0.00%             0.96%
--------------------------------------------------------------------------------
Developing World                   1.75%              0.00%             1.75%
--------------------------------------------------------------------------------
Emerging Markets                   1.75%              0.00%             1.75%
--------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.

     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1999, except for portfolios that commenced operations in 2000 where the charges have been estimated.

     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 1999.

THE GALAXY VIP FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                                  OTHER         TOTAL EXPENSES
                             MANAGEMENT          EXPENSES      AFTER FEE WAIVER
                              FEE AFTER       AFTER EXPENSE      AND EXPENSE
PORTFOLIO                   FEE WAIVER(1)    REIMBURSEMENT(1)  REIMBURSEMENT(1)
--------------------------------------------------------------------------------
Equity                          0.75%             0.21%             0.96%
--------------------------------------------------------------------------------
Growth and Income               0.75%             0.74%             1.49%
--------------------------------------------------------------------------------
Small Company Growth            0.75%             0.85%             1.60%
--------------------------------------------------------------------------------
Asset Allocation                0.75%             0.27%             1.02%
--------------------------------------------------------------------------------
High Quality Bond               0.29%             0.35%             0.64%
--------------------------------------------------------------------------------

     (1) Total Expenses are based on actual expenses for the fiscal year ended December 31, 1999. Fleet Investment Advisors Inc. and/or the administrator have agreed to waive certain fees and/or reimburse Fund expenses of 4.37% and 0.39% for the Small Company Growth Fund and High Quality Bond Fund, respectively, for the year ending December 31, 2000. Without this agreement, and based on actual waivers and reimbursements for the fiscal year ended December 31, 1999, total expenses would have been 0.96%, 1.49%, 5.97%, 1.02% and 1.03% for the Equity Fund, Growth and Income Fund, Small Company Growth Fund, Asset Allocation Fund and High Quality Bond, respectively.

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                      MANAGEMENT        OTHER           TOTAL
PORTFOLIO                               FEE(1)       EXPENSES(1)     EXPENSES(1)
--------------------------------------------------------------------------------
PIMCO High Yield Bond                   0.25%           0.50%           0.75%
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income      0.40%           0.25%           0.65%
--------------------------------------------------------------------------------

     (1) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% and 0.75% for the High Yield Bond and the StocksPLUS Growth and Income Portfolios, respectively, of average daily net assets. Without such reductions, total annual operating expenses for the fiscal year ended December 31, 1999 would have remained unchanged for both Portfolios. Under the Expense Limitation Agreement, PIMCO may recoup any such waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fees expressed are restated as of April 1, 2000.

ING VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

---------------------------------------------------------------------------------------------------
                                                                   OTHER          TOTAL EXPENSES
                             MANAGEMENT      12B-1 FEE(3)        EXPENSES        AFTER FEE WAIVER
                             FEE AFTER          AFTER         AFTER EXPENSE         AND EXPENSE
PORTFOLIO                 FEE WAIVER(1)(2)   FEE WAIVER    REIMBURSEMENT(1)(2)  REIMBURSEMENT(1)(2)
---------------------------------------------------------------------------------------------------
ING Global Brand Names          0.30%            0.15%             0.78%               1.23%
---------------------------------------------------------------------------------------------------

     (1) Since the portfolio had not commenced operations as of December 31, 1999, expenses as shown are based on estimates of the portfolio's operating expenses for the portfolio's first fiscal year.

     (2) ING Mutual Funds Management Co. LLC, the investment manager, has entered into an expense limitation contract with the portfolio, under which it will limit expenses of the portfolio as shown, excluding interest, taxes, brokerage, and extraordinary expenses through December 31, 2000. Fee waiver and/or reimbursements by the investment manager may vary in order to achieve such contractually obligated Total Expenses. Without this contract, and based on estimates for the fiscal year ending December 31, 2000, total expenses are estimated to be 2.03% for the portfolio.

     (3) Pursuant to a Plan of Distribution adopted by the portfolio under Rule 12b-1 under the 1940 Act, the portfolio pays its distributor an annual fee of up to 0.25% of average daily net assets attributable to portfolio shares. The distribution fee may be used by the distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the portfolio. For more information see the portfolio's Statement of Additional Information.

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                           MANAGEMENT                     OTHER          TOTAL
PORTFOLIO                     FEE        12B-1 FEE(1)    EXPENSES       EXPENSES
--------------------------------------------------------------------------------
Prudential Jennison          0.60%          0.25%          0.18%          1.03%
--------------------------------------------------------------------------------

     (1) The 12b-1 fee for the Prudential Jennison Portfolio is imposed to enable to portfolio to recover certain sales expenses, including compensation to broker-dealers, the cost of printing prospectuses for delivery to prospective investors and advertising costs for the portfolio. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of sales charges imposed by the product.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. The tables reflect expenses of Account NY-B as well as the expenses of the investment portfolios. See the prospectuses of The GCG Trust, The Galaxy VIP Fund, the PIMCO Variable Insurance Trust, ING Variable Insurance Trust and The Prudential Series Fund, Inc. for additional information on portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
In the following examples, surrender charges may apply if you choose to annuitize within the first 7 contract years. The examples also assume election of the Annual Ratchet Enhanced Death Benefit and are based on an assumed 5% annual return.

If you surrender your Contract at the end of the applicable time period, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                     1 YEAR          3 YEARS          5 YEARS        10 YEARS
     Liquid Asset....................   $ 90            $ 113            $ 138           $ 233
     Limited Maturity Bond...........   $ 90            $ 113            $ 138           $ 234
     Global Fixed Income.............   $101            $ 144            $ 190           $ 336
     Fully Managed...................   $ 94            $ 125            $ 159           $ 275
     Total Return....................   $ 94            $ 123            $ 156           $ 269
     Equity Income...................   $ 94            $ 125            $ 158           $ 274
     Investors.......................   $ 95            $ 126            $ 161           $ 279
     Value Equity....................   $ 94            $ 125            $ 158           $ 274
     Rising Dividends................   $ 94            $ 125            $ 158           $ 274
     Managed Global..................   $ 97            $ 134            $ 172           $ 302
     Large Cap Value.................   $ 95            $ 126            $ 161           $ 279
     All Cap.........................   $ 95            $ 126            $ 161           $ 279
     Research........................   $ 94            $ 123            $ 156           $ 269
     Capital Appreciation............   $ 94            $ 125            $ 158           $ 274
     Capital Growth..................   $ 95            $ 128            $ 163           $ 283
     Strategic Equity................   $ 94            $ 125            $ 158           $ 274
     Mid-Cap Growth..................   $ 94            $ 123            $ 156           $ 269
     Small Cap.......................   $ 94            $ 125            $ 158           $ 274
     Growth..........................   $ 95            $ 127            $162            $ 282
     Real Estate.....................   $ 94            $ 125            $ 158           $ 274
     Hard Assets.....................   $ 94            $ 125            $ 158           $ 274
     Developing World................   $102            $ 148            $197            $ 349
     Emerging Markets................   $102            $ 148            $ 197           $ 349

     THE GALAXY VIP FUND
     Equity..........................   $ 94            $ 125            $ 158           $ 274
     Growth and Income...............   $100            $ 141            $ 184           $ 325
     Small Company Growth............   $101            $ 144            $ 190           $ 336
     Asset Allocation................   $ 95            $ 127            $161            $ 280
     High Quality Bond...............   $ 91            $ 115            $ 142           $ 241

     THE PIMCO VARIABLE INSURANCE TRUST
     PIMCO High Yield Bond...........   $ 92            $ 119            $ 147           $ 252
     PIMCO StocksPLUS Growth
       and Income....................   $ 91            $ 115            $ 142           $ 242

     ING VARIABLE INSURANCE TRUST
     ING Global Brand Names..........   $ 97            $ 133            $ 171           $ 300

     THE PRUDENTIAL SERIES FUND, INC.
     Prudential Jennison.............   $ 95            $ 127            $ 162           $ 281

If you do not surrender your Contract or if you annuitize on the annuity start date, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                     1 YEAR          3 YEARS          5 YEARS        10 YEARS
     Liquid Asset....................    $20            $  63            $ 108           $ 233
     Limited Maturity Bond...........    $20            $  63            $ 108           $ 234
     Global Fixed Income.............    $31            $  94            $ 160           $ 336
     Fully Managed...................    $24            $  75            $ 129           $ 275
     Total Return....................    $24            $  73            $ 126           $ 269
     Equity Income...................    $24            $  75            $ 128           $ 274
     Investors.......................    $25            $  76            $ 131           $ 279
     Value Equity....................    $24            $  75            $ 128           $ 274
     Rising Dividends................    $24            $  75            $ 128           $ 274
     Managed Global..................    $27            $  84            $ 142           $ 302
     Large Cap Value.................    $25            $  76            $ 131           $ 279
     All Cap.........................    $25            $  76            $ 131           $ 279
     Research........................    $24            $  73            $ 126           $ 269
     Capital Appreciation............    $24            $  75            $ 128           $ 274
     Capital Growth..................    $25            $  78            $ 133           $ 283
     Strategic Equity................    $24            $  75            $ 128           $ 274
     Mid-Cap Growth..................    $24            $  73            $ 126           $ 269
     Small Cap.......................    $24            $  75            $ 128           $ 274
     Growth..........................    $25            $  77            $ 132           $ 282
     Real Estate.....................    $24            $  75            $ 128           $ 274
     Hard Assets.....................    $24            $  75            $ 128           $ 274
     Developing World................    $32            $  98            $ 167           $ 349
     Emerging Markets................    $32            $  98            $ 167           $ 349
     THE GALAXY VIP FUND
     Equity..........................    $24            $  75            $ 128           $ 274
     Growth and Income...............    $30            $  91            $ 154           $ 325
     Small Company Growth............    $31            $  94            $ 160           $ 336
     Asset Allocation................    $25            $  77            $ 131           $ 280
     High Quality Bond...............    $21            $  65            $ 112           $241

     THE PIMCO VARIABLE INSURANCE TRUST
     PIMCO High Yield Bond...........    $22            $  69            $ 117           $ 252
     PIMCO StocksPLUS Growth
       and Income....................    $21            $  65            $ 112           $ 242

     ING VARIABLE INSURANCE TRUST
     ING Global Brand Names..........    $27            $  83             $141           $300

     THE PRUDENTIAL SERIES FUND, INC.
     Prudential Jennison.............    $25            $  77            $132            $281

The examples above reflect the annual administrative charge as an annual charge of 0.04% of assets (based on an average contract value of $77,000). If the Standard Death Benefit is elected instead of the Annual Ratchet Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account NY-B of First Golden ("Account NY-B") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Account NY-B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Account NY-B for the year ended December 31, 1999 are included in the Statement of Additional Information. The audited financial statements of First Golden for the years ended December 31, 1999, 1998 and 1997 are included in this prospectus.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Account NY-B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Account NY-B has been in existence. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Account NY-B, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Account NY-B. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (a measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information, including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------

First Golden American Life Insurance Company of New York ("First Golden") was incorporated on May 24, 1996 as a New York stock life insurance company. First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"). Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. First Golden's financial statements appear in this prospectus. First Golden is authorized to do business in Delaware and New York.

Equitable of Iowa is the holding company for Golden American, Directed Services, Inc. (the investment advisor of The GCG Trust and the distributor of the Contracts) and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management Co. LLC, one of the portfolio managers of The GCG Trust and the ING Variable Insurance Trust. ING also owns Baring International Investment Limited, another portfolio manager of The GCG Trust and ING Investment Management Advisors B.V., another portfolio manager of the ING Variable Insurance Trust.

Our principal office is located at 230 Park Avenue, Suite 966, New York, New York 10169.

--------------------------------------------------------------------------------
                                   THE TRUSTS
--------------------------------------------------------------------------------

In this prospectus, we refer to The GCG Trust, The Galaxy VIP Fund, the PIMCO Variable Insurance Trust, ING Variable Insurance Trust and The Prudential Series Fund, Inc. collectively as the "Trusts" and individually as a "Trust."

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by First Golden and other affiliated insurance companies. The GCG
Trust may also sell its shares to separate accounts of insurance companies, not affiliated with First Golden. Pending SEC approval, shares of The GCG Trust may also be sold to certain qualified pension and retirement plans. The principal address of The GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The Galaxy VIP Fund is a mutual fund whose shares are offered to separate accounts of various life insurance companies for variable annuity contracts, including certain variable contracts of First Golden and its affiliates. The principal office of The Galaxy VIP Fund is 4400 Computer Drive, Westborough, MA 01581.

The PIMCO Variable Insurance Trust is a mutual fund whose shares are available to separate accounts of insurance companies, including First Golden, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The principal address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

ING Variable Insurance Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by insurance companies such as First Golden and Golden American. Pending SEC approval, shares of ING Variable Insurance Trust may also be sold to variable annuity and variable life insurance policies offered by other insurance companies, both affiliated and unaffiliated with First Golden. The address of ING Variable Insurance Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The Prudential Series Fund is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of The GCG Trust, The Galaxy VIP Fund, the PIMCO Variable Insurance Trust, and ING Variable Insurance Trust, the Board of Directors of The Prudential Series Fund, Inc., and the management of Directed Services, Inc., Fleet Investment Advisors Inc., Pacific Investment Management Company, ING Mutual Funds Management Co. LLC., The Prudential Insurance Corporation, and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE COMPLETE INFORMATION ABOUT THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO VARIABLE INSURANCE TRUST, ING VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND, INC. IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.


--------------------------------------------------------------------------------
                       FIRST GOLDEN SEPARATE ACCOUNT NY-B
--------------------------------------------------------------------------------

First Golden Separate Account NY-B ("Account NY-B") was established as a separate account of First Golden on June 13, 1996. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Account NY-B is a separate investment account used for our variable annuity contracts. We own all the assets in Account NY-B but such assets are kept separate from our other accounts.

Account NY-B is divided in subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of The GCG Trust, The Galaxy VIP Fund, the PIMCO Variable Insurance Trust, ING Variable Insurance Trust or The Prudential Series Fund, Inc. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account NY-B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account NY-B. If the assets in Account NY-B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account NY-B but are not discussed in this prospectus. Account NY-B may also invest in other investment portfolios which are not available under your Contract.

--------------------------------------------------------------------------------
                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed in the section below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objective. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST, THE GALAXY FUND VIP FUND, THE PIMCO VARIABLE INSURANCE TRUST, ING VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND, INC. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING. TO OBTAIN FREE COPIES OF THESE PROSPECTUSES, PLEASE WRITE TO OUR CUSTOMER SERVICE CENTER AT P.O. BOX 2700, WEST CHESTER, PENNSYLVANIA 19380 OR CALL (800) 366-0066 OR ACCESS THE SEC'S WEBSITE (HTTP://WWW.SEC.GOV).

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
THE GCG TRUST
Liquid Asset            Seeks high level of current income  consistent  with the
                        preservation of capital and liquidity.

                        Invests primarily in obligations of the U.S.  Government
                        and   its   agencies   and    instrumentalities,    bank
                        obligations,  commercial paper and short-term  corporate
                        debt securities. All securities will mature in less than
                        one year.
                        --------------------------------------------------------
Limited Maturity Bond   Seeks highest current income consistent with low risk to
                        principal and liquidity. Also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

                        Invests  primarily in diversified  limited maturity debt
                        securities with average  maturity dates of five years or
                        shorter and in no cases more than seven years.
                        --------------------------------------------------------
Global Fixed Income     Seeks high total return.

                        Invests primarily in high-grade fixed income securities, both foreign and domestic.
                        --------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Fully Managed           Seeks,  over  the long  term,  a high  total  investment
                        return consistent with the preservation of capital and with prudent investment risk.

                        Invests  primarily in the common  stocks of  established
                        companies  believed  by the  portfolio  manager  to have
                        above-average potential for capital growth.
                        --------------------------------------------------------
Total Return            Seeks  above-average  income  (compared  to a  portfolio
                        entirely invested in equity securities) consistent with the prudent employment of capital.

                        Invests  primarily in a combination  of equity and fixed
                        income securities.
                        --------------------------------------------------------
Equity Income           Seeks  substantial  dividend income as well as long-term
                        growth of capital.

                        Invests  primarily in common stocks of  well-established
                        companies paying above-average dividends.
                        --------------------------------------------------------
Investors               Seeks long-term  growth of capital.  Current income is a
                        secondary objective.

                        Invests primarily in equity securities of U.S. companies
                        and to a lesser degree, debt securities.
                        --------------------------------------------------------
Value Equity            Seeks  capital   appreciation.   Dividend  income  is  a
                        secondary objective.

                        Invests  primarily  in  common  stocks of  domestic  and
                        foreign  issuers  which  meet   quantitative   standards
                        relating to financial soundness and high intrinsic value
                        relative to price.
                        --------------------------------------------------------
Rising Dividends        Seeks  capital  appreciation.  A secondary  objective is
                        dividend income.

                        Invests  in equity  securities  that meet the  following
                        quality  criteria:  regular dividend  increases;  35% of
                        earnings reinvested annually; and a credit rating of "A"
                        to "AAA."
                        --------------------------------------------------------
Managed Global          Seeks capital  appreciation.  Current  income is only an
                        incidental consideration.

                        Invests  primarily in common stocks traded in securities
                        markets throughout the world.
                        --------------------------------------------------------
Large Cap Value         Seeks long-term growth of capital and income.

                        Invests   primarily   in   equity   and   equity-related
                        securities of companies with market capitalization greater than $1 billion.
                        --------------------------------------------------------
All Cap Seeks capital appreciation through investment in securities which the portfolio manager believes have above-average capital appreciation potential.

                        Invests primarily in equity securities of U.S. companies
                        of any size.
                        --------------------------------------------------------
Research                Seeks long-term growth of capital and future income.

                        Invests   primarily  in  common   stocks  or  securities
                        convertible into common stocks of companies  believed to
                        have better than average prospects for long-term growth.
                        --------------------------------------------------------
Capital Appreciation    Seeks long-term capital growth.

                        Invests primarily in equity securities believed by the portfolio manager to be undervalued.
                        --------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Capital Growth          Seeks long-term total return.

                        Invests  primarily in common  stocks of companies  where
                        the  potential  for change  (earnings  acceleration)  is
                        significant.
                        --------------------------------------------------------
Strategic Equity        Seeks capital appreciation.

                        Invests  primarily  in  common  stocks  of  medium-  and
                        small-sized companies.
                        --------------------------------------------------------
Mid-Cap Growth          Seeks long-term growth of capital.

                        Invests primarily in equity securities of companies with
                        medium market capitalization which the portfolio manager
                        believes have above-average growth potential.
                        --------------------------------------------------------
Small Cap               Seeks long-term capital appreciation.

                        Invests primarily in equity securities of companies that
                        have a total market  capitalization  within the range of
                        companies  in  the  Russell  2000  Growth  Index  or the
                        Standard & Poor's Small-Cap 600 Index.
                        --------------------------------------------------------
Growth                  Seeks capital appreciation.

                        Invests  primarily in common stocks of growth  companies
                        that have favorable relationships between price/earnings
                        ratios  and  growth   rates  in  sectors   offering  the
                        potential for above-average returns.
                        --------------------------------------------------------
Real Estate             Seeks  capital   appreciation.   Current   income  is  a
                        secondary objective.

                        Invests  primarily in publicly traded real estate equity
                        securities.
                        --------------------------------------------------------
Hard Assets             Seeks long-term capital appreciation.

                        Invests primarily in hard asset  securities.  Hard asset
                        companies   produce  a  commodity  which  the  portfolio
                        manager is able to price on a daily or weekly basis.
                        --------------------------------------------------------
Developing World        Seeks capital appreciation.

                        Invests  primarily in equity  securities of companies in
                        developing or emerging countries.
                        --------------------------------------------------------
Emerging Markets        Seeks long-term capital appreciation.

                        Invests primarily in equity securities of companies in at least six different emerging market countries.
                        --------------------------------------------------------
THE GALAXY VIP FUND
Equity Seeks long-term growth by investing in companies that the portfolio manager believes have above-average earnings potential.

                        Invests normally at least 75% of its total assets in
                        common stocks and securities convertible into common
                        stocks issued by U.S. companies.
                        --------------------------------------------------------
Growth and Income       Seeks to provide a relatively high total return through
                        long-term capital appreciation and current income.

                        Invests normally at least 65% of its total assets in the common stocks of U.S. companies with large market capitalizations (generally over $2 billion) that have prospects for above-average growth and dividends.
                        --------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Small Company Growth    Seeks capital appreciation.

                        Invests normally at least 65% of its total assets in the
                        equity securities, primarily common stocks, of small
                        companies that have market capitalizations of $1.5
                        billion or less. The portfolio invests primarily in the
                        common stock of U.S. companies, but may invest up to 20%
                        of its total assets in foreign equity securities.
                        --------------------------------------------------------
Asset Allocation        Seeks a high total return by providing both a current
                        level of income that is greater than that provided by the popular stock market averages, as well as long-term growth in the value of the portfolio's assets.

                        Invests in a mix of stocks and bonds that the portfolio
                        manager believes will produce both income and long-term
                        capital growth. This mix will change from time to time
                        as a result of economic and market conditions. However,
                        the portfolio keeps at least 25% of its total assets in
                        fixed income investments, including debt securities and
                        preferred stocks, at all times.ll produce both income
                        and long-term capital growth. This mix will change from
                        time to time as a result of economic and market
                        conditions. However, the portfolio keeps at least 25% of
                        its total assets in fixed income investments, including
                        debt securities and preferred stocks, at all times.
                        --------------------------------------------------------
High Quality Bond       Seeks a high level of current income consistent with
                        prudent risk of capital.

                        Invests primarily in obligations issued or guaranteed by
                        the U.S. Government, its agencies and instrumentalities,
                        as well as in corporate debt obligations such as notes
                        and bonds. The portfolio also invests in asset-backed
                        and mortgage-backed securities and in money market
                        instruments, such as commercial paper and bank
                        obligations. Normally, at least 65% of the portfolio's
                        total assets will be invested in high quality debt
                        obligations that have one of the top two ratings
                        assigned by Standard & Poor's Ratings Group or Moody's
                        Investors Services, Inc. or are unrated securities
                        determined by the portfolio manager to be of comparable
                        quality.
                        --------------------------------------------------------
THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond   Seeks to maximize total return, consistent with
                        preservation of capital and prudent investment management.

                        Invests at least 65% of its assets in a diversified
                        portfolio of junk bonds rated at least B by Moody's
                        Investor Services, Inc. or Standard & Poor's or, if
                        unrated, determined by the portfolio manager to be of
                        comparable quality.
                        --------------------------------------------------------
PIMCO StocksPLUS
   Growth and Income    Seeks to achieve a total return which exceeds the total
                        return performance of the S&P 500

                        Invests primarily in common stocks, options, futures, options on futures and swaps.
                        --------------------------------------------------------

ING VARIABLE INSURANCE TRUST
ING Global Brand Names  Seeks to provide investors with long-term capital appreciation.

                        Invests at least 65% of its total assets in equity securities of companies that have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods.
                        --------------------------------------------------------

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INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
Prudential Jennison     Seeks long-term growth of capital.

                        Invests primarily in companies that have shown growth in earnings and sales, high return on equity and assets or other strong financial data and are also attractively valued in the opinion of the manager. Dividend income from investments will be incidental.
                        --------------------------------------------------------


INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES
Directed Services, Inc. ("Directed Services") serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services has retained portfolio managers to manage the assets of each portfolio of the GCG Trust. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Fleet Investment Advisors Inc. ("Fleet") serves as the investment advisor to The Galaxy VIP Fund. The Galaxy VIP Fund pays Fleet a monthly investment advisory fee based on the average daily net assets of each investment portfolio. Each portfolio pays its own administrative costs. Except for agreements to reimburse certain expenses of some portfolios, Fleet does not bear any portfolio expenses.

Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

ING Mutual Funds Management Co. LLC ("ING") serves as the overall manager of ING Variable Insurance Trust. ING supervises all aspects of the Trust's operations and provides investment advisory services to the portfolios of the Trust, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING Groep N.V.

The Prudential Insurance Company of America ("Prudential") serves as the overall investment adviser for The Prudential Series Fund, Inc. Prudential is responsible for the management of The Prudential Series Fund, Inc. and provides investment advice and related services. Prudential engages Jennison Associates LLC to serve as sub-adviser for the Prudential Jennison Portfolio and to provide day-to-day management. Prudential pays the sub-adviser out of the fee Prudential receives from The Prudential Series Fund, Inc.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, two portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. For 1999, total portfolio fees and charges ranged from 0.56% to 1.75%. See "Fees and Expenses" in this prospectus.

We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO'S ADVISORY FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

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                          THE FIXED INTEREST ALLOCATION
--------------------------------------------------------------------------------

You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 1, 3, 5, 7 and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the applicable guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE APPLY A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customers, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEED INTEREST PERIOD
You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered.

Your contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals (including any Market Value Adjustment applied to such withdrawals), transfers or other charges we may impose. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate, which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. To find out the current guaranteed interest rate for a guaranteed interest period you are interested in, please contact our Customer Service Center or your registered representative. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Account NY-B. Unless you tell us the Fixed Interest Allocations from which such transfers will be made, we will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date, until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $250. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer is subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccount(s) and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest Allocation with a guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the contract value to a subaccount specially designated by the Company for such purpose. Currently we use the Liquid Asset subaccount for such purpose.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:

                                            N/365
                         ((1+I)/(1+J+.0025))      -1

Where,
     o "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

     o "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining in the guaranteed interest period, at the time of calculation; and

     o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average is currently based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently. The Index Rate will always be based on a period of at least 28 days. If the Ask Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix B.

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                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of The GCG Trust, The Galaxy VIP Fund, the PIMCO Variable Insurance Trust, ING Variable Insurance Trust and

The Prudential Series Fund, Inc., funded by Account NY-B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit. If no beneficial owner of the trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit if Enhanced Death Benefits are available for multiple owners.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($250 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.

The Contracts offered by this prospectus are available only to customers of Fleet Financial Group, Inc. and its affiliates.

CREDITING OF PREMIUM PAYMENTS
We will allocate your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be credited to a Contract within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. For initial premium payments, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccount(s) and/or Fixed Interest Allocations specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account NY-B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

We may require that an initial premium designated for a subaccount of Account NY-B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocations is the sum of premium payments allocated to the Fixed Interest Allocations under the Contract, plus contract value transferred to the Fixed Interest Allocations, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawals), contract fees, and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount.

On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any surrender charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the 32 subaccounts of Account NY-B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Account NY-B invests in a corresponding portfolio of the GCG Trust, a corresponding portfolio of The Galaxy VIP Fund, a corresponding portfolio of the PIMCO Variable Insurance Trust, a corresponding portfolio of the ING Variable Insurance Trust, or a corresponding portfolio of the Prudential Series Fund, Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise.

We also reserve the right to: (i) deregister Account NY-B under the 1940 Act;
(ii) operate Account NY-B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account NY-B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account NY-B; and
(v) combine Account NY-B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same investment portfolios of the Trusts. These contracts have different charges that could effect their performance, and many offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

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                                   WITHDRAWALS
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Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market

Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.


We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS
You may elect to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                                     MAXIMUM PERCENTAGE
               FREQUENCY             OF CONTRACT VALUE
               Monthly                      1.25%
               Quarterly                    3.75%
               Annually                    15.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be systematically withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with

Section 72(q) or 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 15% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the systematic withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the systematic withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Internal Revenue Code (the "Code") may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustment when they exceed the applicable free withdrawal amount.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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                        TRANSFERS AMONG YOUR INVESTMENTS
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You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date unless the transfer is made under the dollar cost averaging program.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account NY-B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocation serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Account NY-B, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

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                              DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit is payable when either the annuitant (when contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required claims forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For more information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

You may choose from the following 2 death benefit choices: (1) the Standard Death Benefit Option; and (2) the Annual Ratchet Enhanced Death Benefit Option. Once you choose a death benefit, it cannot be changed.

We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the guaranteed death benefit.

     STANDARD DEATH BENEFIT. You will automatically receive the Standard Death Benefit unless you choose the Annual Ratchet Enhanced Death Benefit. The Standard Death Benefit under the Contract is the greatest of (i) your contract value; (ii) total premium payments less any withdrawals; and (iii) the cash surrender value.


    ANNUAL RATCHET ENHANCED DEATH BENEFIT. The Annual Ratchet Enhanced Death Benefit under the Contract is the greatest of (i) the contract value; (ii) total premium payments less any withdrawals; (iii) the cash surrender value; and (iv) the enhanced death benefit as calculated below.

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                  HOW THE ENHANCED DEATH BENEFIT IS CALCULATED
                  FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT
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On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit.

On all other days, the enhanced death benefit is the amount determined below. We first take the enhanced death benefit from the preceding day (which would be the initial premium if the valuation date is the contract date) and then we add additional premiums paid since the preceding day, then we subtract any withdrawals (including any Market Value Adjustment applied to such withdrawals) since the preceding day, then we subtract any associated surrender charges. That amount becomes the new enhanced death benefit.
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The Annual Ratchet Enhanced Death Benefit is available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is less than 80 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit may not be available where a Contract is held by joint owners.

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by First Golden will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

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                                CHARGES AND FEES
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We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.


CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED        0    1    2    3    4    5    6    7+
        SINCE PREMIUM PAYMENT

     SURRENDER CHARGE              7%   6%   5%   4%   3%   2%   1%   0%

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER
A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time the initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct the annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract. This charge is waived if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by First Golden. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 1.10% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .003030% for each day since the previous business day. If you have elected the Annual Ratchet Enhanced Death Benefit, the charge, on an annual basis, is equal to 1.25% of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003446% for each day since the previous business day.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. The charge is deducted daily from your assets in each subaccount in order to compensate First Golden for a portion of the administrative expenses under the Contract.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, two portfolios deduct 12b-1 fees. For 1999, total portfolio fees and charges ranged from 0.56% to 1.75%. See "Fees and Expenses" in this Prospectus for details.

Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

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                               THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option chosen. You may change the annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value adjusted for any applicable Market Value Adjustment on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate), the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.


SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult your tax adviser for tax advice.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Payment is made for the life of the annuitant in equal monthly installments and guaranteed for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.


PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and First Golden. The amounts we will pay are determined as follows:

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and 3.50% for Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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                            OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Account NY-B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Account NY-B may not reasonably occur or so that the Company may not reasonably determine the value of Account NY-B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. We may, in our discretion, require that premiums designated for investment in the subaccounts as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT
Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Account NY-B and other separate accounts of First Golden and Golden American Life Insurance Company. We pay Directed Services for acting as principal underwriter under a distribution agreement, which in turn pays the writing agent. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Directed Services enters into sales agreements with broker-dealers affiliated with Fleet Financial Group, Inc. to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. Directed Services receives a maximum of 5.5% commission, and passes through 100% of the commission to the broker-dealer whose registered representative sold the contract.

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                            UNDERWRITER COMPENSATION
--------------------------------------------------------------------------------
      NAME OF PRINCIPAL             AMOUNT OF                  OTHER
         UNDERWRITER          COMMISSION TO BE PAID         COMPENSATION

   Directed Services, Inc.       Maximum of 5.5%        Reimbursement of any
                                 of any initial           covered expenses
                                  or additional        incurred by registered
                                premium payments.        representatives in
                                                           connection with
                                                          the distribution
                                                          of the Contracts.
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                                OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Account NY-B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Account NY-B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of New York. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company and its parent, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Account NY-B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of First Golden. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of First Golden and Account NY-B appearing in this prospectus or in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this prospectus or incorporated by reference in the Statement of Additional Informa-tion and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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                           FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.


TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals for whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account NY-B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account NY-B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account NY-B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form.
The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchaser of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRA
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

ENHANCED DEATH BENEFIT
The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the contract value. The IRS has not ruled whether an Enhanced Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Employers using the Contract may want to consult their tax adviser regarding such information. Further, the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the Enhanced Death Benefit provision in the Contract comports with IRA qualification requirements.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

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 MORE INFORMATION ABOUT FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
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SELECTED FINANCIAL DATA
The following selected financial data prepared in accordance with generally accepted accounting principles ("GAAP") for First Golden should be read in conjunction with the financial statements, and notes thereto included in this Prospectus.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a wholly owned subsidiary of ING Groep N.V. ("ING") and a Delaware corporation, acquired all of the outstanding capital stock of First Golden's ultimate parent, Equitable of Iowa Companies, pursuant to a merger agreement. For financial statement purposes, the change in control of First Golden was accounted for as a purchase effective October 25, 1997. This merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at the merger date. As a result, the GAAP financial data presented below for the period after October 24, 1997, is presented on the Post-Merger new basis of accounting, while the financial statements for October 24, 1997 and prior periods are presented on the Pre-Merger historical cost basis of accounting.

                                                  SELECTED GAAP BASIS FINANCIAL DATA
                                                            (IN THOUSANDS)
                                               POST-MERGER                |        PRE-MERGER
                               ------------------------------------------ | -------------------------
                                                                          |  For the
                                                                For the   |  Period        For the
                                 For the        For the         Period    | January 1,      Period
                                   Year           Year        October 25, |    1997      December 17,
                                  Ended          Ended       1997 through |  through     1996 through
                               December 31,  December 31,    December 31, | October 24,  December 31,
                                   1999           1998           1997     |    1997          1996
                               ------------  ------------    ------------ | -----------  ------------
Annuity Product Charges ......   $   556        $   239        $     8    |  $     4             --
Net Income before Federal                                                 |
   Income Tax ................   $ 1,380        $ 1,277        $    97    |  $   953        $    65
Net Income ...................   $   811        $   775        $    63    |  $   666        $    42
Total Assets .................   $83,078        $66,034        $33,927    |      N/A        $24,967
Total Liabilities ............   $56,420        $38,924        $ 7,832    |      N/A        $    24
Total Stockholder's Equity ...   $26,658        $27,110        $26,095    |      N/A        $24,943

The following selected financial data was prepared on the basis of statutory accounting practices ("SAP"), which have been prescribed by the Department of Insurance of the State of New York and the National Association of Insurance Commissioners. These practices differ in certain respects from GAAP. The selected financial data should be read in conjunction with the financial statements and notes thereto included in this Prospectus, which describe the differences between SAP and GAAP. See First Golden's Annual Report for more detail.

                                                         SELECTED STATUTORY FINANCIAL DATA
                                                                  (IN THOUSANDS)
                                            ---------------------------------------------------------
                                                               For The Years Ended
                                            ---------------------------------------------------------
                                            December 31, 1999   December 31, 1998   December 31, 1997
                                            -----------------   -----------------   -----------------
Premiums and Annuity Considerations ..........   $     --            $  9,005            $  2,514
Net Income (Loss) before Federal Income Tax ..   $  1,629            $   (938)           $    635
Net Income (Loss) ............................   $    790            $   (966)           $    439
Total Assets .................................   $ 80,009            $ 62,469            $ 32,965
Total Liabilities ............................   $ 54,927            $ 38,092            $  7,541
Total Capital and Surplus ....................   $ 25,082            $ 24,377            $ 25,424

BUSINESS ENVIRONMENT
The current business and regulatory environment presents many challenges to the insurance industry. The variable annuity competitive environment remains intense and is dominated by a number of large highly rated insurance companies. Increasing competition from traditional insurance carriers as well as banks and mutual fund companies offers consumers many choices. However, overall demand for variable products remains strong for several reasons including: strong stock market performance over the last four years; relatively low interest rates; an aging U. S. population that is increasingly concerned about retirement, estate planning, and maintaining their standard of living in retirement; and potential reductions in government and employer-provided benefits at retirement, as well as lower public confidence in the adequacy of those benefits.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF RESULTS OF OPERATIONS
The purpose of this section is to discuss and analyze First Golden American Life Insurance Company of New York's ("First Golden" or the "Company") results of operations. In addition, some analysis and information regarding financial condition and liquidity and capital resources is also provided. This analysis should be read jointly with the financial statements, related notes, and the Cautionary Statement Regarding Forward-Looking Statements, which appear elsewhere in this report.

RESULTS OF OPERATIONS
MERGER. On October 23, 1997, Equitable of Iowa Companies' ("Equitable") shareholders approved an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI Holdings, Inc. ("PFHI"), and ING Groep N.V. ("ING"). On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa and Golden American Life Insurance Company ("Golden American" or "Parent") and their wholly owned subsidiaries. In addition, Equitable owned all the outstanding capital stock of Locust Street Securities, Inc., Equitable Investment Services, Inc. (subsequently dissolved), Directed Services, Inc., Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II, and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC"), a Delaware corporation.

For financial statement purposes, the change in control of the Company through the ING merger was accounted for as a purchase effective October 25, 1997. This merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at the merger date. As a result, the Company's financial statements for the periods after October 24, 1997 are presented on the Post-Merger new basis of accounting. The financial statements for October 24, 1997 and prior periods are presented on the Pre-Merger historical cost basis of accounting.

The purchase price was allocated to EIC and its subsidiaries with $25.9 million allocated to the Company. Goodwill of $1.4 billion was established for the excess of the merger cost over the fair value of the assets and liabilities of EIC with $96,000 attributed to the Company. Goodwill resulting from the merger is being amortized over 40 years on a straight-line basis. The carrying value will be reviewed periodically for any indication of impairment in value.

PREMIUMS. The Company reported variable annuity premiums of $11.7 million for the year ended December 31, 1999 and $29.2 million for the year ended December 31, 1998. This decrease was mainly due to the discontinuance of a sales relationship with a distributor that sold 62.1% of the Company's products during 1998. This distributor discontinued the sales relationship as of July, 1999 for new business.

For the Company's variable contracts, premiums collected are not reported as revenues, but as deposits to insurance liabilities. Revenues for these products are recognized over time in the form of investment spread and product charges.

Premiums, net of reinsurance, for variable products from three significant broker/dealers, each having at least ten percent of total sales, for the year ended December 31, 1999 totaled $10.6 million, or 90.6% of premiums compared to $27.5 million, or 94.4% from three significant broker/dealers for the year ended December 31, 1998.

REVENUES. Product charges from variable annuities totaled $556,000 in 1999 and $239,000 in 1998. This increase is due to higher account balances associated with the Company's fixed account and separate account options. Net investment income was $2.1 million for the year ended December 31, 1999. This was an increase of 16.4% compared to net investment income of $1.8 million for the year ended December 31, 1998. The Company recognized realized losses of $166,000 during 1999 compared to a realized gain of $24,000 from the sale of investments during 1998.

EXPENSES. The Company reported total insurance benefits and expenses of $1.2 million for the year ended December 31, 1999 and $830,000 for the year ended December 31, 1998. Insurance benefits and expenses consisted of interest credited to account balances, benefit claims incurred in excess of account balances, commissions, general expenses, insurance taxes, state licenses, and fees, amortization of deferred policy acquisition expenses, goodwill, and value of purchased insurance in force, net of deferred policy acquisition costs. Interest credited to account balances was $590,000 and $376,000 for the years ended December 31, 1999 and December 31, 1998, respectively. This increase is primarily due to higher average account balances associated with the Company's fixed account option within the variable product.

Commissions, general expenses, and insurance taxes, state licenses, and fees were $697,000, $362,000 and $128,000, respectively, for the year ended December 31, 1999. For the year ended December 31, 1998, commissions, general expenses, and insurance taxes, state licenses, and fees were $1.8 million, $834,000 and $44,000, respectively. Most costs incurred as the result of sales have been deferred, thus having very little impact on current earnings.

The Company's deferred policy acquisition costs ("DPAC") was eliminated and an asset of $132,000 representing value of purchased insurance in force ("VPIF") was established for policies in force at the merger date. The Company deferred $879,000 of expenses associated with the sale of variable annuity contracts for the year ended December 31, 1999. Expenses of $2.3 million were deferred for the year ended December 31, 1998. These acquisition costs are amortized in proportion to the expected gross profits. Amortization of DPAC was $201,000 and $76,000 for the years ended December 31, 1999 and 1998, respectively. The amortization of VPIF was $35,000 for the year ended December 31, 1999 and $8,000 for the year ended December 31, 1998. During 1999 and 1998, VPIF was adjusted to increase amortization by $3,000 and $6,000, respectively, to reflect changes in the assumptions related to the timing of future gross profits. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1999 is $12,000 in 2000, $10,000 in 2001, $9,000 in 2002, $8,000
in 2003, and $7,000 in 2004. Actual amortization may vary based upon changes in assumptions and experience.

INCOME. Net income for the year ended December 31, 1999 was $811,000. This was an increase of $36,000 from net income for the year ended December 31, 1998.

Comprehensive loss for 1999 was $452,000, a decrease of approximately $1.5 million from $1.0 million for 1998.

FINANCIAL CONDITION
RATINGS. Currently, the Company's ratings are A+ by A.M. Best Company, AAA by Duff & Phelps Credit Rating Company, and AA+ by Standard & Poor's Rating Services ("Standard & Poor's").

INVESTMENTS. First Golden's assets are invested in accordance with applicable laws. These laws govern the nature and the quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits subject to certain qualifications, in federal, state, and municipal obligations, corporate bonds, preferred or common stocks, real estate mortgages, real estate, and certain other investments.

First Golden purchases investments in accordance with investment guidelines that take into account investment quality, liquidity, and diversification and invests primarily in investment grade securities. All of First Golden's assets except for variable separate account assets are available to meet its obligations under the contracts.

All of the Company's investments are carried at fair value in the Company's financial statements. The decrease in the carrying value of the Company's investment portfolio was due to changes in unrealized depreciation of fixed maturities. The Company manages the growth of insurance operations in order to maintain adequate capital ratios.

FIXED MATURITIES. At December 31, 1999, the Company had fixed maturities with an amortized cost of $29.2 million and an estimated fair value of $28.1 million. The Company classifies 100% of its securities as available for sale. Net unrealized depreciation on fixed maturities of $1.1 million was comprised entirely of gross depreciation. Net unrealized holding losses on these securities, net of adjustments for VPIF, DPAC, and deferred income taxes of $603,000 was included in stockholder's equity at December 31, 1999.

The individual securities in the Company's fixed maturities portfolio (at amortized cost) include investment grade securities, which include securities issued by the U. S. government, its agencies, and corporations that are rated at least A- by Standard & Poor's ($18.6 million or 63.6%), that are rated BBB+ to BBB- by Standard & Poor's ($9.1 million or 31.1%), and below investment grade securities which are securities issued by corporations that are rated BB+ to BB-by Standard & Poor's ($1.5 million or 5.3%).

Fixed maturities rated BBB+ to BBB- may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than is the case with higher rated fixed maturities. The Company intends to purchase additional below investment grade securities, but it does not expect the percentage of its portfolio invested in such securities to exceed 10% of its investment portfolio. At December 31, 1999, the yield at amortized cost on the Company's below investment grade portfolio was 7.3% compared to 6.7% for the Company's investment grade corporate bond portfolio. The Company estimates the fair value of its below investment grade portfolio was $1.4 million, or 94.0% of amortized cost value, at December 31, 1999.

Below investment grade securities have different characteristics than investment grade corporate debt securities. Risk of loss upon default by the borrower is significantly greater with respect to below investment grade securities than with other corporate debt securities. Below investment grade securities are generally unsecured and are often subordinated to other creditors of the issuer. Also, issuers of below investment grade securities usually have higher levels of debt and are more sensitive to adverse economic conditions, such as a recession or increasing interest rates, than are issuers of investment grade securities. The Company attempts to reduce the overall risk in its below investment grade portfolio, as in all of its investments, through careful credit analysis, strict investment policy guidelines, and diversification by company and by industry.

The Company analyzes its investment portfolio, including below investment grade securities, at least quarterly in order to determine if the Company's ability to realize the carrying value on any investment has been impaired. For debt securities, if impairment in value is determined to be other than temporary (i.e., if it is probable the Company will be unable to collect all amounts due according to the contractual terms of the security), the cost basis of the impaired security is written down to fair value, which becomes the new cost basis. The amount of the write-down is included in earnings as a realized loss. Future events may occur, or additional or updated information may be received, which may necessitate future write-downs of securities in the Company's portfolio. Significant write-downs in the carrying value of investments could materially adversely affect the Company's net income in future periods.

During the year ended December 31, 1999, the amortized cost basis of the Company's fixed maturities portfolio was reduced by $10.8 million as a result of sales, maturities, and scheduled principal repayments. In total, net pre-tax losses from sales, calls, and scheduled principal repayments of fixed maturities amounted to $166,000 in 1999.

At December 31, 1999, no fixed maturities were deemed to have impairments in value that are other than temporary. At December 31, 1999, the Company had no investment in default. The Company's fixed maturities portfolio had a combined yield at amortized cost of 6.5% at December 31, 1999.

OTHER ASSETS. DPAC represents certain deferred costs of acquiring new insurance business, principally first year commissions and interest bonuses and other expenses related to the production of new business after the merger. The Company's DPAC was eliminated as of the merger date and an asset of $132,000 representing VPIF was established for all policies in force at the merger date. VPIF is amortized into income in proportion to the expected gross profits of in force acquired in a manner similar to DPAC amortization. Any expenses which vary directly with the sales of the Company's products are deferred and amortized. At December 31, 1999, the Company had VPIF and DPAC balances of $102,000 and $3.2 million, respectively.

Goodwill totaling $96,000, representing the excess of the acquisition cost over the fair value of net assets acquired, was established at the merger date. Accumulated amortization of goodwill as of December 31, 1999 was approximately $5,000.

At December 31, 1999, the Company had $47.2 million of separate account assets compared to $26.7 million at December 31, 1998. The increase in separate account assets resulted from market appreciation, increased transfer activity, and sales of the Company's variable products, net of redemptions.

At December 31, 1999, the Company had total assets of $83.1 million, an increase of 25.8% over total assets at December 31, 1998.

LIABILITIES. Future policy benefits decreased $3.2 million during 1999 to $7.6 million, due to net reallocations to the Company's separate account. Policy reserves represent the premiums received plus accumulated interest less mortality and administration charges. At December 31, 1999, the Company had $47.2 million of separate account liabilities. This is an increase of 76.7% over separate account liabilities as of December 31, 1998, and is primarily related to market appreciation, increased transfer activity, and sales of the Company's variable annuity products, net of redemptions.

Other liabilities decreased $187,000 during 1999. The decrease results primarily due to a decrease in outstanding checks and accounts payable.

The Company's total liabilities increased $17.3 million, or 45.0%, during 1999 and totaled $56.4 million at December 31, 1999. The increase is primarily the result of an increase in separate account liabilities.

The effects of inflation and changing prices on the Company's financial position are not material since insurance assets and liabilities are both primarily monetary and remain in balance. An effect of inflation, which has been low in recent years, is a decline in stockholder's equity when monetary assets exceed monetary liabilities.

LIQUIDITY AND CAPITAL RESOURCES
Liquidity is the ability of the Company to generate sufficient cash flows to meet the cash requirements of its operating, investing, and financing activities. The Company's principal sources of cash are variable annuity premiums and product charges, investment income, and maturing investments. Primary uses of these funds are payments of commissions and operating expenses, investment purchases, as well as withdrawals and surrenders.

Net cash provided by operating activities was $892,000 in 1999 compared to net cash used in operations of $307,000 in 1998. The operating cash flows result primarily from an increase in annuity product charges, net investment income, and decreased commission expense.

Net cash provided by investing activities was $1.9 million during 1999 as compared to $6.3 million net cash used in investing activities in 1998. This increase is primarily due to greater net sales of fixed maturities. Net sales of fixed maturities were $1.0 million in 1999 versus net purchases of fixed maturities of $3.9 million in 1998.

Net cash used in financing activities was $3.7 million during 1999 as compared to net cash provided by financing activities of $8.0 million during the prior year. In 1999, net cash used in financing activities was impacted by net fixed account deposits of $780,000 compared to $8.8 million in 1998. The change was also impacted by net reallocations to the Company's separate account, which increased to $4.6 million from $872,000 during the prior year.

The Company's liquidity position is managed by maintaining adequate levels of liquid assets, such as cash or cash equivalents and short-term investments. Additional sources of liquidity include borrowing facilities to meet short-term cash requirements. The Company has a $10.0 million revolving note facility with SunTrust Bank, Atlanta, which expires on July 31, 2000. Management believes these sources of liquidity are adequate to meet the Company's short-term cash obligations.

First Golden believes it will be able to fund the capital required for projected new business primarily with existing capital and future capital contributions from its Parent. First Golden expects to continue to receive capital contributions from Golden American, if necessary. It is ING's policy to ensure adequate capital and surplus is provided for the Company and, if necessary, additional funds will be contributed.

The Golden American Board of Directors has agreed by resolution to provide funds as needed for the Company to maintain policyholders' surplus that meets or exceeds the greater of: (1) the minimum capital adequacy standards to maintain a level of capitalization necessary to meet A.M. Best Company's guidelines for a rating one level less than the one originally given to First Golden or (2) the New York State Insurance Department risk-based capital minimum requirements as determined in accordance with New York statutory accounting principles. No funds were transferred from Golden American in 1998 or 1999. On January 31, 2000, Golden American provided a cash capital contribution of $2.1 million to First Golden.

First Golden's principal office is located in New York, New York, where certain of the Company's records are maintained. The 2,568 square feet of office space is leased through 2001.

First Golden is required to maintain a minimum capital and surplus of not less than $6 million under the provisions of the insurance laws of the State of New York.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to the Company within thirty days after the filing. The management of First Golden does not anticipate paying dividends to its Parent during 2000.

The NAIC's risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to monitor the capitalization of insurance companies based upon the type and mixture of risks inherent in a company's operations. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. The Company has complied with the NAIC's risk-based capital reporting requirements. Amounts reported indicate the Company has total adjusted capital well above all required capital levels.

Vulnerability from Concentrations: First Golden's operations consist of one business segment, the sale of variable annuity products. First Golden is not dependent upon any single customer, however, three broker/dealers accounted for a significant portion of its sales volume in 1999. One distributor sold 62.1% of the Company's products in 1998. This distributor discontinued the sales relationship as of July, 1999 for new business. All premiums are generated from consumers and corporations in the states of New York and Delaware.

Reinsurance: At December 31, 1999, First Golden had a reinsurance treaty with an unaffiliated reinsurer covering a significant portion of the mortality risks under its variable contracts. First Golden remains liable to the extent its reinsurer does not meet its obligation under the reinsurance agreement.

The reinsurance treaty that covered the nonstandard minimum guaranteed death benefits for new business has been terminated for business issued after December 31, 1999. The Company is currently pursuing alternative reinsurance arrangements for new business issued after December 31, 1999. There can be no assurance that such alternative arrangements will be available. Any reinsurance covering business in force at December 31, 1999 will continue to apply in the future.

Impact of Year 2000: In prior years, the Company discussed the nature and progress of Golden American's plans for the Company to become Year 2000 ready. In late 1999, Golden American completed remediation and testing of the Company's systems. As a result of those planning and implementation efforts, the Company experienced no significant disruptions in mission critical information technology and non-information technology systems and believes those systems successfully responded to the Year 2000 date change. Golden American incurred all expenses during 1999 in connection with remediating the Company's systems. The Company is not aware of any material problems resulting from Year 2000 issues, either with its products, its internal systems, or the products and services of third parties. Golden American will continue to monitor the Company's mission critical computer applications and those of suppliers and vendors throughout the Year 2000 to ensure that any latent Year 2000 matters that may arise are addressed promptly.

MARKET RISK AND RISK MANAGEMENT
Asset/liability management is integrated into many aspects of the Company's operations, including investment decisions, product development, and crediting rates determination. As part of its risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables include contractowner behavior and the variable separate account's performance.

Contractowners bear the majority of the investment risks related to the variable annuity products. Therefore, the risks associated with the investments supporting the variable separate account are assumed by contractowners, not by the Company (subject to, among other things, certain minimum guarantees). The Company's products also provide certain minimum death benefits that depend on the performance of the variable separate account. Currently the majority of death benefit risks are reinsured, which protects the Company from adverse mortality experience and prolonged capital market decline.

A surrender, partial withdrawal, transfer, or annuitization made prior to the end of a guarantee period from the fixed account may be subject to a market value adjustment. As the liabilities in the fixed account are subject to market value adjustment, the Company does not face a material amount of market risk volatility. The fixed account liabilities are supported by a portfolio principally composed of fixed rate investments that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available for sale. This enables the Company to respond to changes in market interest rates, changes in prepayment risk, changes in relative values of asset sectors and individual securities and loans, changes in credit quality outlook, and other relevant factors. The objective of portfolio management is to maximize returns, taking into account interest rate and credit risks, as well as other risks. The Company's asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change.

On the basis of these analyses, management believes there is no material solvency risk to the Company. With respect to a 10% drop in equity values from year end 1999 levels, variable separate account funds, which represent 86% of the in force, pass the risk in underlying fund performance to the contractowner (except for certain minimum guarantees). With respect to interest rate movements up or down 100 basis points from year end 1999 levels, the remaining 14% of the in force are fixed account funds and almost all of these have market value adjustments which provide significant protection against changes in interest rates.

CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING STATEMENTS
Any forward-looking statements contained herein or in any other oral or written statement by the Company or any of its officers, directors, or employees is qualified by the fact that actual results of the Company may differ materially from such statement, among other risks and uncertainties inherent in the Company's business, due to the following important factors:

     1. Prevailing interest rate levels and stock market performance, which may affect the ability of the Company to sell its products, the market value and liquidity of the Company's investments, fee revenue, and the lapse rate of the Company's policies, notwithstanding product design features intended to enhance persistency of the Company's products.


     2. Changes in the federal income tax laws and regulations, which may affect the tax status of the Company's products.

     3. Changes in the regulation of financial services, including bank sales and underwriting of insurance products, which may affect the competitive environment for the Company's products.

     4.   Increasing competition in the sale of the Company's products.

     5. Other factors that could affect the performance of the Company, including, but not limited to, market conduct claims, litigation, insurance industry insolvencies, availability of competitive reinsurance on new business, investment performance of the underlying portfolios of the variable products, variable product design, and sales volume by significant sellers of the Company's variable products.

OTHER INFORMATION
CERTAIN AGREEMENTS. On November 8, 1996, First Golden and Golden American entered into an administrative service agreement pursuant to which Golden American agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to First Golden. Expenses incurred by Golden American in relation to this service agreement will be reimbursed by First Golden on an allocated cost basis. First Golden entered into a similar agreement with another affiliate, Equitable Life Insurance Company of Iowa ("Equitable Life"), for additional services. For the years ended December 31, 1999 and 1998, First Golden incurred expenses of $137,000 and $248,000, respectively, under the agreement with Golden American and $142,000 and $165,000, respectively, under the agreement with Equitable Life.

Effective January 1, 1998 the Company entered into an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, under which ING IM provides asset management and accounting services. For the years ended December 31, 1999 and 1998, the Company incurred expenses of $73,000 and $56,000, respectively.

First Golden has an agreement with Golden American and DSI pursuant to which First Golden has agreed to provide Golden American and DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. First Golden charges Golden American and DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by First Golden's employees on behalf of Golden American and DSI. For the years ended December 31, 1999 and 1998, charges to Golden American for these services were $269,000 and 210,000, respectively, and charges to DSI for these services were $387,000 and $75,000, respectively.

The Company provides resources and services to Security Life of Denver Insurance Company ("Security Life"), an affiliate, and Southland Life Insurance Company ("Southland"), another affiliate. For the year ended December 31, 1999, charges for these services were $149,000 to Security Life and $63,000 to Southland.

DISTRIBUTION AGREEMENT. First Golden has entered into agreements with DSI to perform services related to the distribution of its products. DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by First Golden. For the years ended December 31, 1999 and 1998, commissions paid by First Golden to DSI were $697,000 and $1,754,000, respectively.

EMPLOYEES. During 1996, Golden American provided the support necessary for the incorporation and licensing of First Golden. During 1999 and 1998, First Golden had few direct employees due to its small size and will continue to receive support pursuant to various management services from DSI, Golden American and other affiliates as described above under "Certain Agreements." The cost of these services are allocated to First Golden.

Certain officers of First Golden are also officers of Golden American and DSI, and certain officers of First Golden are also officers of EIC, and/or Equitable Life Insurance Company of Iowa. See "Directors and Executive Officers."

PROPERTIES. First Golden's principal office is located at 230 Park Avenue, Suite 966, New York, New York 10169, where certain of the Company's records are maintained. The 2,568 square feet of office space is leased for a 5 year term which ends in the year 2001.

DIRECTORS AND EXECUTIVE OFFICERS

NAME (AGE)                         POSITION(S) WITH THE COMPANY
--------------------------         ---------------------------------------------
Barnett Chernow (50)               Director, Chairman and President
Myles R. Tashman (57)              Director, Executive Vice President, General
                                      Counsel and Secretary
James R. McInnis (52)              Executive Vice President
E. Robert Koster (41)              Senior V.P. and Chief Financial Officer
Carol V. Coleman (50)              Director
Michael W. Cunningham (51)         Director
Stephen J. Friedman (62)           Director
Bernard Levitt (74)                Director
Roger A. Martin (68)               Director
Andrew Kalinowski (55)             Director
Phillip R. Lowery (46)             Director
Mark A. Tullis (44)                Director
David L. Jacobson (50)             Senior Vice President and Assistant Secretary
Stephen J. Preston (42)            Executive Vice President and Chief Actuary
Mary B. Wilkinson (43)             Senior Vice President and Treasurer
Marilyn Talman (53)                Vice President, Associate General Counsel
                                      and Assistant Secretary

Each director is elected to serve for one year or until the next annual meeting of shareholders or until his or her successor is elected. Some directors and/or officers are directors and/or officers of First Golden's insurance company affiliates. The principal positions of First Golden's directors and senior executive officers for the past five years are listed below:

Mr. Barnett Chernow became President of First Golden and Golden American in April, 1998. From 1996 to 1998, Mr. Chernow served as Executive Vice President of First Golden. From 1993 to 1998, Mr. Chernow also served as Executive Vice President of Golden American. He was elected to serve as a director of First Golden in June, 1996 and Golden American in April, 1998.

Mr. Myles R. Tashman is Executive Vice President, General Counsel, Secretary and Director of First Golden. Since December, 1995, Mr. Tashman has also served as Executive Vice President of Golden American, and since January, 1998, he has served as a director of Golden American. He was elected to serve as a director of First Golden in June, 1996.

Mr. James R. McInnis is Executive Vice President of First Golden since December, 1997. From 1982 through November, 1997, he was with the Endeavor Group and held several offices, including President at the time of his departure.

Mr. E. Robert Koster was elected Senior Vice President and Chief Financial Officer of First Golden and Golden American in September 1998. From August, 1984 to September, 1998 he has held various positions with ING companies in The Netherlands.

Ms. Carol V. Coleman is a Director of First Golden, having been first appointed in December, 1997. She has been a financial recruiter with Vantage Staffing since 1994.

Mr. Michael W. Cunningham became a Director of First Golden and Golden American in April, 1999. Also, he has served as a Director of Life of Georgia and Security Life of Denver since 1995. Currently, he serves as Executive Vice President and Chief Financial Officer of ING North America Insurance Corporation, and has worked for them since 1991.

Mr. Stephen J. Friedman is a Director of First Golden, having been first appointed in June, 1996. Mr. Friedman is a partner of the law firm of Debevoise & Plimpton in New York, NY since 1993.

Mr. Bernard Levitt is a Director of First Golden, having been first appointed in June, 1996. Until his retirement in 1990, Mr. Levitt was a life insurance consultant with American Life Insurance Company of New York, since 1989.

Mr. Roger A. Martin is a Director of First Golden, having been first appointed in June, 1996. From 1984 until his retirement in July, 1995, Mr. Martin was a Vice President with Bear Sterns.

Mr. Andrew Kalinowski is a Director of First Golden, having been first appointed in June, 1996. Mr. Kalinowski has been a Principal and the President of Upstate Special Risk Services, Incorporated since 1974. He also has been a Principal, the Chief Marketing Officer and Vice President of LifeMark Securities Corporation since 1983, a Principal, Vice President and Secretary of LifeMark Associates, Incorporated since 1993, and a Principal and Director of LIFE Incorporated.

Mr. Phillip R. Lowery became a Director of First Golden in December 1999 and Golden American in April 1999. He has served as Executive Vice President and Chief Actuary for ING Americas Region since 1990.

Mr. Mark A. Tullis became a Director of First Golden and Golden American in December 1999. He has served as Executive Vice President, Strategy and Operations for ING Americas Region since September, 1999. From June, 1994 to August, 1999, he was with Pimerica, serving as Executive Vice President at the time of his departure.

Mr. David L. Jacobson was elected Senior Vice President and Assistant Secretary of First Golden in June, 1996. Since November, 1993, Mr. Jacobson has also served as Senior Vice President and Assistant Secretary of Golden American. Since September, 1996, Mr. Jacobson has also served as Assistant Secretary of Equitable Life Insurance Company of Iowa.

Mr. Stephen J. Preston joined Golden American in December, 1993 as Senior Vice President, Chief Actuary and Controller. He became an Executive Vice President and Chief Actuary in June, 1998. He was elected Senior Vice President and Chief Actuary of First Golden in June, 1996 and elected Executive Vice President in June, 1998.

Ms. Mary Bea Wilkinson was elected Senior Vice President and Treasurer of First Golden in June 1996. From November, 1993 through 1996, Ms. Wilkinson served as Senior Vice President, Assistant Secretary and Treasurer of Golden American.

Ms. Marilyn Talman was elected Vice President, Associate General Counsel and Assistant Secretary of First Golden in June, 1996. Since April, 1996, Ms. Talman has also served as Vice President, Associate General Counsel and Assistant Secretary for Golden American. Since September, 1996, Ms. Talman has also served as Assistant Secretary of Equitable Life Insurance Company of Iowa. From March, 1992 through March, 1996, she held various positions with Rodney Square Management Corp. and was Vice President and General Counsel upon leaving.

COMPENSATION TABLE AND OTHER INFORMATION
The following sets forth information with respect to the Chief Executive Officer of First Golden as well as the annual salary and bonus for the next five highly compensated executive officers for the fiscal years ended December 31, 1999. Certain executive officers of First Golden are also officers of Golden American and DSI.

The salaries of such individuals are allocated among First Golden, Golden American and DS pursuant to an arrangement among these companies.

EXECUTIVE COMPENSATION TABLE
The following table sets forth information with respect to the annual salary and bonus for First Golden's Chief Executive Officer, the four other most highly compensated executive officers and the two most highly compensated former executive officers for the fiscal year ended December 31, 1999.

                                                                    LONG-TERM
                                  ANNUAL COMPENSATION              COMPENSATION
                                  -------------------        -----------------------
                                                              RESTRICTED  SECURITIES
NAME AND                                                     STOCK AWARDS UNDERLYING     ALL OTHER
PRINCIPAL POSITION           YEAR      SALARY      BONUS 1     OPTIONS 2    OPTIONS    COMPENSATION 3
------------------           ----      ------      -------     ---------    -------    --------------
Barnett Chernow,..........   1999    $ 300,009    $ 698,380                   6,950      $ 20,464 4
President                    1998    $ 284,171    $ 105,375                   8,000
                             1997    $ 234,167    $  31,859    $ 277,576      4,000

James R. McInnis..........   1999    $ 250,007    $ 955,646                   5,550      $ 15,663 4
Executive Vice               1998    $ 250,004    $ 626,245                   2,000
President

Myles R. Tashman..........   1999    $ 199,172    $ 293,831                   1,800      $ 14,598 4
Executive Vice               1998    $ 189,337    $  54,425                   3,500
President, General           1997    $ 181,417    $  25,000    $ 165,512      5,000
Counsel and Secretary

Stephen J. Preston........   1999    $ 198,964    $ 235,002                   2,050      $ 12,564 4
Executive Vice               1998    $ 173.870    $  32,152                   3,500
President and Chief          1997    $ 160,758    $  16,470
Actuary


Mary Bea Wilkinson........   1999    $ 158,088    $ 191,968                   1,425      $ 11,736 4
Senior Vice                  1998    $ 110,484    $  30,747
President                    1997    $ 141,233    $  14,466

R. Brock Armstrong........   1999    $ 500,014    $ 500,000                  10,175      $ 23,921 4
Former Chief
Executive Officer

Keith Glover..............   1999    $  87,475    $ 761,892                              $558,541 4,5
Former Executive             1998    $ 250,000    $ 145,120                   3,900
Vice  President

--------------------
1    The amount shown relates to bonuses paid in 1999, 1998, and 1997.
2 Restricted stock awards granted to executive officers vested on October 24, 1997 with the change in control of Equitable of Iowa.
3 Other compensation for 1999 includes reimbursements to named employee for participation in company sponsored programs such as tuition reimbursement, PC purchase assistance program, and other miscellaneous payments or reimbursements. For 1999, Mr. Chernow received $2,464; Mr. McInnis received $636; Mr. Tashman received $2,598; Mr. Preston received $564; Ms. Wilkinson received $1,196; Mr. Armstrong received $1,421; and Mr. Glover received $3,089;
4 Other compensation for 1999 includes a business allowance for each named executive which is required to be applied to specific business expenses of the named executive.
5 In connection with the termination of his employment, Mr. Glover received payments and benefits totaling $555,452.

OPTION GRANTS IN LAST FISCAL YEAR

                                                                                    POTENTIAL
                                                                               REALIZABLE VALUE AT
                                       % OF TOTAL                                ASSUMED ANNUAL
                          NUMBER OF      OPTIONS                                 RATES OF STOCK
                         SECURITIES    GRANTED TO                              PRICE APPRECIATION
                         UNDERLYING     EMPLOYEES   EXERCISE                    FOR OPTION TERM 3
                           OPTIONS      IN FISCAL    OR BASE    EXPIRATION    ----------------------
NAME                      GRANTED 1       YEAR       PRICE 2       DATE           5%           10%
----                     -----------     ------     ---------     ------         ----         -----
Barnett Chernow..........   2,000         3.18       $54.210    01/04/2004    $  29,954    $  66,191
                            4,950         7.86       $54.210    04/01/2009    $ 168,757    $ 427,664
James R. McInnis.........   2,550         4.05       $54.210    04/01/2009    $  86,936    $ 220,312
                            3,000         4.77       $55.070    10/01/2009    $ 103,900    $ 263,302
Myles R. Tashman.........   1,800         2.86       $54.210    04/01/2009    $  61,366    $ 155,514
Stephen J. Preston.......   2,050         3.26       $54.210    04/01/2009    $  69,889    $ 177,113
Mary Bea Wilkinson.......   1,425         2.26       $54.210    04/01/2009    $  48,582    $ 123,115
R. Brock Armstrong.......  10,175        16.16       $54.210    04/01/2009    $ 346,890    $ 879,087

--------------------
1 Stock appreciation rights granted in 1999 to the officers of First Golden have a three-year vesting period and an expiration date as shown.
2 The base price was equal to the fair market value of ING's stock on the date of grant.
3 Total dollar gains based on indicated rates of appreciation of share price over the total term of the rights.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------



REPORT OF INDEPENDENT AUDITORS



The Board of Directors and Stockholder
First Golden American Life Insurance Company of New York

We have audited the accompanying balance sheets of First Golden American Life Insurance Company of New York as of December 31, 1999 and 1998, and the related statements of operations, changes in stockholder's equity, and cash flows for the years ended December 31, 1999 and 1998 and for the periods from October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Golden American Life Insurance Company of New York at December 31, 1999 and 1998, and the results of its operations and its cash flows for the years ended December 31, 1999 and 1998 and for the periods from October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, in conformity with accounting principles generally accepted in the United States.

                                                             s/Ernst & Young LLP

Des Moines, Iowa
February 4, 2000

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                  (Dollars in thousands, except per share data)

                                                        POST-MERGER
                                                 ------------  ------------
                                                 December 31,  December 31,
                                                     1999         1998
                                                 ------------  ------------
  ASSETS

  Investments:
    Fixed maturities, available for sale,
       at fair value (Cost: 1999 - $29,178;
       1998 - $30,431)........................      $28,095       $30,994
    Short-term investments....................        2,309         3,231
                                                    -------       -------
  Total investments...........................       30,404        34,225

  Cash and cash equivalents...................        1,026         1,932

  Due from affiliates.........................          539            37

  Accrued investment income...................          443           414

  Deferred policy acquisition costs...........        3,198         2,347

  Value of purchased insurance in force.......          102           117

  Property and equipment, less allowances
     for depreciation of $31 in 1999 and
     $16 in 1998..............................           41            48

  Goodwill, less accumulated amortization
     of $5 in 1999 and $3 in 1998.............           91            93

  Current income taxes recoverable............           --            89

  Other assets................................           19            15

  Separate account assets.....................       47,215        26,717
                                                    -------       -------
  Total assets................................      $83,078       $66,034
                                                    =======       ========



                               See accompanying notes.

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                            BALANCE SHEETS - CONTINUED
                  (Dollars in thousands, except per share data)

                                                        POST-MERGER
                                                 ------------  ------------
                                                 December 31,  December 31,
                                                     1999         1998
                                                 ------------  ------------

  LIABILITIES AND STOCKHOLDER'S EQUITY

  Policy liabilities and accruals:
     Future policy benefits:
       Annuity products.......................      $ 7,583       $10,830
  Current income taxes payable................          557            --
  Deferred income tax liability...............          610           850
  Revolving note payable......................          100            --
  Due to affiliates...........................           32            17
  Other liabilities...........................          323           510
  Separate account liabilities................       47,215        26,717
                                                    -------       -------
                                                     56,420        38,924


  Commitments and contingencies

  Stockholder's equity:
     Preferred stock, par value $5,000
       per share, authorized 6,000 shares.....          --             --
     Common stock, par value $10 per
       share, authorized, issued, and
       outstanding 200,000 shares.............       2,000          2,000
     Additional paid-in capital...............      23,936         23,936
     Accumulated other comprehensive
       income (loss)..........................        (927)           336
     Retained earnings........................       1,649            838
                                                   -------        -------
  Total stockholder's equity..................      26,658         27,110
                                                   -------        -------
  Total liabilities and stockholder's
    equity....................................     $83,078        $66,034
                                                   =======        =======



                               See accompanying notes.


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                      STATEMENTS OF OPERATIONS
                                                      (Dollars in thousands)



                                                     POST-MERGER                 |   PRE-MERGER
                                      -----------------------------------------------------------
                                                                  For the period | For the period
                                                                     October 25, |     January 1,
                                      For the year  For the year            1997 |           1997
                                             ended         ended         through |        through
                                      December 31,  December 31,    December 31, |    October 24,
                                              1999          1998            1997 |           1997
                                      -----------------------------------------------------------
  Revenues                                                                       |
    Annuity product charges...........       $556           $239             $8  |            $4
    Net investment income.............      2,147          1,844            286  |         1,449
    Realized gains (losses) on
       investments....                       (166)            24              1  |            --
    Other income......................         63             --             --  |            --
                                           ------         ------         ------  |        ------
                                            2,600          2,107            295  |         1,453
                                                                                 |
  Insurance benefits and expenses:                                               |
    Annuity benefits:                                                            |
       Interest credited to account                                              |
          balances....................        590            376             26  |            48
       Benefit claims incurred in                                                |
          excess of account balances..         72             --             --  |            --
    Underwriting, acquisition, and                                               |
       insurance expenses:                                                                 |
       Commissions....................        697          1,754            141  |           267
       General expenses...............        362            834            124  |           461
       Insurance taxes, state                                                    |
          licenses, and fees..........        128             44             94  |            15
       Policy acquisition costs                                                  |
          deferred....................       (879)        (2,264)          (204) |          (298)
       Amortization:                                                             |
         Deferred policy acquisition                                             |
           costs.........                     201             76             13  |             7
         Value of purchased insurance                                            |
           in force...................         35              8              3  |            --
         Goodwill.....................          2              2              1  |            --
                                           ------         ------         ------  |        ------
                                            1,208            830            198  |           500
                                                                                 |
  Interest expense....................         12             --             --  |            --
                                           ------         ------         ------  |        ------
                                            1,220            830            198  |          500
                                           ------         ------         ------  |        ------
                                                                                 |
  Income before income taxes..........      1,380          1,277             97  |           953
                                                                                 |
  Income taxes........................        569            502             34  |           287
                                           ------         ------         ------  |        ------
                                                                                 |
  Net income..........................     $  811           $775            $63  |          $666
                                           ======         ======         ======  |        ======



                                                      See accompanying notes.


                       FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                                      (Dollars in thousands)


                                                       Accumulated
                                         Additional       Other                    Total
                                 Common    Paid-in    Comprehensive  Retained   Stockholder's
                                  Stock    Capital    Income (Loss)  Earnings      Equity
                                ------------------------------------------------------------
                                                        PRE-MERGER
                                ------------------------------------------------------------
Balance at January 1, 1997.....  $2,000    $23,000           $(99)       $42       $24,943
Comprehensive income:
  Net income...................      --         --             --        666           666
  Change in net unrealized
  investment gains (losses)....      --         --           (130)        --          (130)
                                                                                   -------
Comprehensive income...........                                                        536
                                 ------    -------         ------     ------       -------
Balance at October 24, 1997....  $2,000    $23,000         $ (229)    $  708       $25,479
                                 ======    =======         =======    ======       =======

                                -----------------------------------------------------------
                                                     POST-MERGER
                                -----------------------------------------------------------
Balance at October 25, 1997....  $2,000    $23,936             --         --       $25,936
Comprehensive income:
  Net income...................      --         --             --        $63            63
  Change in net unrealized
     investment gains (losses).      --         --            $96         --            96
                                                                                   -------
Comprehensive income...........                                                        159
                                 ------    -------         ------     ------       -------
Balance at December 31,1997....   2,000     23,936             96         63        26,095
Comprehensive income:
  Net income...................      --         --             --        775           775
  Change in net unrealized
     investment gains (losses).      --         --            240         --           240
                                                                                   -------
Comprehensive income...........                                                      1,015
                                 ------    -------         ------     ------       -------
Balance at December 31,1998....   2,000     23,936            336        838        27,110
Comprehensive income:
  Net income...................      --         --             --        811           811
  Change in net unrealized
     investment gains (losses).      --         --         (1,263)        --        (1,263)
                                                                                   -------
Comprehensive income...........                                                       (452)
                                 ------    -------         ------     ------       -------
Balance at December 31,1999....  $2,000    $23,936          $(927)    $1,649       $26,658
                                 ======    =======         ======     ======       =======




                                  See accompanying notes.


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                      STATEMENTS OF CASH FLOWS
                                                       (Dollars in thousands)


                                                                                 POST-MERGER                      |   PRE-MERGER
                                                              ----------------------------------------------------|----------------
                                                                                                  For the period  | For the period
                                                                                                     October 25,  |     January 1,
                                                                 For the year      For the year             1997  |           1997
                                                                        ended             ended          through  |        through
                                                                 December 31,      December 31,     December 31,  |    October 24,
                                                                         1999              1998             1997  |           1997
                                                              ----------------------------------------------------|---------------
OPERATING ACTIVITIES                                                                                              |
                                                                                                                  |
Net income..............................................                 $811             $775               $63  |          $666
Adjustments to reconcile net income to net cash                                                                   |
  provided by (used in) operations:                                                                               |
  Adjustments related to annuity products:                                                                        |
     Interest credited to account balances..............                  590              376                26  |            48
     Charges for mortality and administration...........                  (11)             (11)               --  |            (1)
  Decrease (increase) in accrued investment income......                  (29)             (38)               35  |           (73)
  Policy acquisition costs deferred.....................                 (879)          (2,264)             (204) |          (298)
  Amortization of deferred policy acquisition costs.....                  201               76                13  |             7
  Amortization of value of purchased insurance in force.                   35                8                 3  |            --
  Change in other assets, due to/from affiliates, other                                                           |
     liabilities, and accrued income taxes..............                  (32)             248              (625) |           739
  Provision for depreciation and amortization...........                   90               82                12  |            17
  Provision for deferred income taxes...................                  (50)             465                98  |            26
  Realized gains (losses) on investments................                  166              (24)               (1) |            --
                                                              ----------------------------------------------------|----------------
Net cash provided by (used in) operating activities.....                  892             (307)             (580) |         1,131
                                                                                                                  |
INVESTING ACTIVITIES                                                                                              |
                                                                                                                  |
Sale, maturity, or repayment of investments:                                                                      |
  Fixed maturities - available for sale.................               10,849            1,644               556  |          226
  Short-term investments - net..........................                  922               --                --  |            --
                                                              ----------------------------------------------------|----------------
                                                                       11,771            1,644               556  |           226
Acquisition of investments:                                                                                       |
  Fixed maturities - available for sale.................               (9,835)          (5,549)           (2,635) |            --
  Short-term investments - net..........................                   --           (2,432)              (59) |          (390)
                                                              ----------------------------------------------------|----------------
                                                                       (9,835)          (7,981)           (2,694) |         (390)
                                                                                                                  |
Purchase of property and equipment......................                   (8)              (4)               (2) |           (64)
                                                              ----------------------------------------------------|----------------
Net cash provided by (used in) investing activities.....                1,928           (6,341)           (2,140) |          (228)





                                                      See accompanying notes.


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                STATEMENTS OF CASH FLOWS - CONTINUED
                                                       (Dollars in thousands)

                                                                                 POST-MERGER                     |   PRE-MERGER
                                                              ---------------------------------------------------|-----------------
                                                                                                  For the period |  For the period
                                                                                                     October 25, |      January 1,
                                                                 For the year     For the year              1997 |            1997
                                                                        ended            ended           through |         through
                                                                 December 31,     December 31,      December 31, |     October 24,
                                                                         1999             1998              1997 |            1997
                                                              ---------------------------------------------------|-----------------
FINANCING ACTIVITIES                                                                                             |
                                                                                                                 |
Proceeds from revolving note payable....................              $13,000               --                -- |             --
Repayment of revolving note payable.....................              (12,900)              --                -- |             --
Receipts from investment contracts credited to account                                                           |
  balances..............................................                1,008           $9,009              $354 |         $2,160
Return of account balances on investment contracts......                 (228)            (178)               (8)|            (15)
Net reallocations to separate account...................               (4,606)            (872)              (20)|            (38)
                                                              ---------------------------------------------------|-----------------
Net cash provided by (used in) financing activities.....               (3,726)           7,959               326 |          2,107
                                                              ---------------------------------------------------|-----------------
                                                                                                                 |
Increase (decrease) in cash and cash equivalents........                 (906)           1,311            (2,394)|          3,010
                                                                                                                 |
Cash and cash equivalents at beginning of period........                1,932              621             3,015 |              5
                                                              ---------------------------------------------------|----------------
Cash and cash equivalents at end of period..............               $1,026           $1,932              $621 |         $3,015
                                                              ===================================================|=================
                                                                                                                 |
SUPPLEMENTAL  DISCLOSURE  OF CASH FLOW  INFORMATION                                                              |
Cash paid during the period for:                                                                                 |
   Interest.............................................                   $1               --                -- |             --
   Income taxes.........................................                   --              $99                -- |           $283




                                                      See accompanying notes.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES


ORGANIZATION
First Golden American Life Insurance Company of New York ("First Golden" or "Company"), a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American" or "Parent"), was incorporated on May 24, 1996. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. On January 2, 1997 and December 23, 1997, First Golden became licensed as a life insurance company under the laws of the states of New York and Delaware, respectively. First Golden received policy approvals on March 25, 1997 and December 23, 1997 in New York and Delaware, respectively. The Company's products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations. See Note 8 for further information regarding related party transactions.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC"), a Delaware corporation. See Note 6 for additional information regarding the merger.

For financial statement purposes, the ING merger was accounted for as a purchase effective October 25, 1997. The merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities. As a result, the Company's financial statements for the periods after October 24, 1997 are presented on the Post-Merger new basis of accounting and financial statements for October 24, 1997 and prior periods are presented on the Pre-Merger historical cost basis of accounting.

INVESTMENTS
Fixed Maturities: The Company accounts for investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment," or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC"), and deferred income taxes. At December 31, 1999 and 1998, all of the Company's fixed maturities are designated as available for sale, although the Company is not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Company's Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Other Investments: Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains and Losses: Realized gains and losses are determined on the basis of specific identification.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bonds.


CASH AND CASH EQUIVALENTS
For purposes of the accompanying Statements of Cash Flows, the Company considers all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally first year commissions, interest bonuses, and other expenses related to the production of new business, have been deferred. Acquisition costs for variable annuity products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Company has designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE
As the result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities. See Note 6 for additional information on VPIF resulting from the merger.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements and office furniture and equipment and are not considered to be significant to the Company's overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis. See Note 6 for additional information on the merger.

FUTURE POLICY BENEFITS
Future policy benefits for the fixed interest division of the variable products are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 4.10% to 6.00% during 1999, 3.95% to 7.10% during 1998, and 5.60% to 7.50%
during 1997.

SEPARATE ACCOUNT
Assets and liabilities of the separate account reported in the accompanying Balance Sheets represent funds that are separately administered principally for variable annuity contracts. Contractowners, rather than the

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (continued)


Company,  bear the investment   risk  for  the  variable   products.   At  the
direction of the contractowners, the separate account invests the premiums from the sale of variable annuity products in shares of specified mutual funds. The assets and liabilities of the separate account are clearly identified and segregated from other assets and liabilities of the Company. The portion of the separate account assets equal to the reserves and other liabilities of variable annuity contracts cannot be charged with liabilities arising out of any other business the Company may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractowner investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity contracts invested in the separate account; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Company from variable annuity products consist of charges applicable to each contract for mortality and expense risk, contract administration, and surrender charges.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Company has designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Company's Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of the Company does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to the Company within thirty days after the filing.

SEGMENT REPORTING
The Company manages its business as one segment, the sale of variable products designed to meet customer needs for tax-advantaged saving for retirement and protection from death. Variable products are sold to consumers and corporations throughout New York.

USE OF ESTIMATES
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are: (1) estimates of fair values of investments in securities and other financial

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (continued)


instruments,   as  well  as  fair  values  of
policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of the merger transaction, (5) asset valuation allowances, (6) deferred tax benefits (liabilities), and (7) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding items are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

RECLASSIFICATIONS
Certain amounts for the periods ended in the 1998 and 1997 financial statements have been reclassified to conform to the 1999 financial statement presentation.

2. BASIS OF FINANCIAL REPORTING


The financial statements of the Company differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger and is amortized and charged to expense; (3) future policy benefit reserves for the fixed interest division of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) revenues for variable annuity products consist of policy administration charges and surrender charges assessed rather than premiums received; and (10) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

2. BASIS OF FINANCIAL REPORTING (continued)


A reconciliation of net income and stockholder's equity as reported to regulatory authorities under statutory accounting principles to equivalent amounts reported under generally accepted accounting principles follows:

                                                                                 |    PRE-
                                                    POST-MERGER                  |    MERGER
                                 ------------------------------------------------|---------------
                                                     Net Income                  |  Net Income
                                 ------------------------------------------------|---------------
                                                                 For the period  |For the period
                                    For the year    For the year    October 25,  |    January 1,
                                           ended           ended   1997 through  |  1997 through
                                    December 31,    December 31,    December 31  |   October 24,
                                            1999            1998           1997  |          1997
                                 ------------------------------------------------|---------------
                                                                    (Dollars in thousands)
                                                                                 |
As reported under statutory                                                      |
  accounting principles.........            $790            $(966)         $(142)|        $581
Interest maintenance reserve....             (52)              14              1 |          --
Asset valuation reserve.........              --               --             -- |          --
Future policy benefits..........            (681)              45            115 |        (179)
Nonadmitted assets..............              --               --             -- |          --
Net unrealized appreciation                                                      |
  (depreciation) of fixed                                                        |
  maturities at fair value......              --               --             -- |          --
Change in investment basis as                                                    |
  result of merger..............            (118)             (39)            (1)|          --
Deferred policy acquisition                                                      |
  costs.........................             678            2,188            191 |         291
Value of purchased insurance in                                                  |
  force.........................             (35)              (8)            (3)|          --
Current income taxes                                                             |
  payable.......................             193               --             -- |          --
Goodwill........................              (2)              (2)            (1)|          --
Deferred income taxes...........              50             (465)           (98)|         (26)
Other...........................             (12)               8              1 |          (1)
                                 ------------------------------------------------|---------------
As reported herein..............            $811             $775            $63 |        $666
                                 ================================================================



             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

2. BASIS OF FINANCIAL REPORTING (continued)



                                             POST-MERGER
                                 ---------------------------------
                                        Stockholder's Equity
                                 ---------------------------------



                                     December 31,     December 31,
                                             1999             1998
                                 ---------------------------------
                                        (Dollars in thousands)

As reported under statutory
  accounting principles.........        $25,082          $24,377
Interest maintenance reserve....             --               15
Asset valuation reserve.........            145               96
Future policy benefits..........           (697)             (16)
Nonadmitted assets..............             41               43
Net unrealized appreciation
  (depreciation) of fixed
  maturities at fair value......         (1,083)             563
Change in investment basis as
  result of merger..............            200              318
Deferred policy acquisition
  costs.........................          3,198            2,347
Value of purchased insurance in
  force.........................            102              117
Current income taxes
  payable.......................            193               --
Goodwill........................             91               93
Deferred income taxes...........           (610)            (850)
Other...........................             (4)               7
                                 ---------------------------------
As reported herein..............        $26,658          $27,110
                                 =================================



             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

3. INVESTMENT OPERATIONS


INVESTMENT RESULTS

Major categories of net investment income are summarized below:

                                                  POST-MERGER                      |   PRE-MERGER
                              -----------------------------------------------------|-------------------
                                                                   For the period  |    For the period
                                  For the year     For the year       October 25,  |        January 1,
                                         ended            ended      1997 through  |      1997 through
                                  December 31,     December 31,      December 31,  |       October 24,
                                          1999             1998              1997  |              1997
                              -----------------------------------------------------|-------------------
                                                       (DOLLARS IN THOUSANDS)      |
                                                                                   |
Fixed maturities.............          $1,901            $1,726             $294   |           $1,449
Short-term investments.......             148               157               13   |               30
Other, net...................             171                --               --   |                2
                              -----------------------------------------------------|-------------------
Gross investment income......           2,220             1,883              307   |            1,481
Less investment expenses.....             (73)              (39)             (21)  |              (32)
                              -----------------------------------------------------|-------------------
Net investment income........          $2,147            $1,844             $286   |           $1,449
                              =========================================================================

The change in unrealized appreciation (depreciation) on fixed maturities designated as available for sale at fair value for the year ended December 31, 1999, the year ended December 31, 1998, the period October 25, 1997 through December 31, 1997, and the period January 1, 1997 through October 24, 1997 were $(1,646,000), $412,000, $(212,000), and $516,000, respectively.

At December 31, 1999 and December 31, 1998, amortized cost, gross unrealized gains and losses, and estimated fair values of fixed maturities, all of which are designated as available for sale, follows:


                                                       POST-MERGER
                                    ---------------------------------------------------
                                                    Gross       Gross      Estimated
                                     Amortized    Unrealized  Unrealized      Fair
                                        Cost         Gains      Losses       Value
                                    ----------    ----------  ----------   ---------
                                                  (Dollars in thousands)
    December 31, 1999
    -----------------------------
    U.S. government and
       governmental agencies
       and authorities............      $3,486           --         $(88)     $3,398
    Public utilities..............       2,030           --          (77)      1,953
    Corporate securities..........      21,994           --         (910)     21,084
    Mortgage-backed securities....       1,556           --           (8)      1,548
    Other asset-backed securities.         112           --           --         112
                                       -------       ------      -------     -------
    Total.........................     $29,178           --      $(1,083)    $28,095
                                       =======       ======      =======     =======

    December 31, 1998
    -----------------------------
    U. S. government and
       governmental agencies
       and authorities............      $3,997         $118          $(3)     $4,112
    Public utilities..............       2,543           63           (4)      2,602
    Corporate securities..........      20,351          426          (53)     20,724
    Mortgage-backed securities....       3,540           17           (1)      3,556
                                       -------       ------      -------     -------
    Total.........................     $30,431         $624         $(61)    $30,994
                                       =======       ======      =======     =======

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

3. INVESTMENT OPERATIONS (continued)


Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair values for these securities.

At December 31, 1999, net unrealized investment losses on fixed maturities designated as available for sale totaled $1,083,000. Depreciation of $603,000 was included in stockholder's equity at December 31, 1999 (net of adjustments of $16,000 to VPIF, $141,000 to DPAC, and $324,000 to deferred income taxes). At December 31, 1998, net unrealized investment gains on fixed maturities designated as available for sale totaled $563,000. Appreciation of $336,000 was included in stockholder's equity at December 31, 1998 (net of adjustments of $5,000 to VPIF, $32,000 to DPAC, and $190,000 to deferred income taxes).

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 1999 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                       POST-MERGER
                                         ------------------------------------
                                                  Amortized        Estimated
December 31, 1999                                      Cost       Fair Value
-----------------------------------------------------------------------------
                                                    (Dollars in thousands)

Due in one year or less..................            $1,690           $1,616
Due after one year through five years....            11,465           11,107
Due after five years through ten years...            14,355           13,712
                                         ------------------------------------
                                                     27,510           26,435
Mortgage-backed securities...............             1,556            1,548
Other asset-backed securities............               112              112
                                         ------------------------------------
Total ...................................           $29,178          $28,095
                                         ====================================

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

3. INVESTMENT OPERATIONS (continued)


An analysis of sales, maturities, and principal repayments of the Company's fixed maturities portfolio follows:

                                                                 Gross       Gross   Proceeds
                                                 Amortized    Realized    Realized       from
                                                      Cost       Gains      Losses       Sale
    ------------------------------------------------------------------------------------------
                                                              (Dollars in thousands)

    POST-MERGER:

    For the year ended December 31, 1999:
    Scheduled principal repayments, calls,
      and tenders...........................      $2,385            --          --     $2,385
    Sales...................................       8,630            $4       $(170)     8,464
                                               -----------------------------------------------
    Total...................................     $11,015            $4       $(170)   $10,849
                                               ===============================================

    For the year ended December 31, 1998:
    Scheduled principal repayments, calls,
      and tenders...........................      $1,080            --          --     $1,080
    Sales...................................         540           $24          --        564
                                               -----------------------------------------------
    Total...................................      $1,620           $24          --     $1,644
                                               ===============================================

    For the period October 25, 1997
      through December 31, 1997:
    Scheduled principal repayments, calls,
      and tenders...........................        $555            $1          --       $556
                                               ===============================================

    PRE-MERGER:

    For the period January 1, 1997
     through October 24, 1997:

    Scheduled principal repayments, calls,
      and tenders...........................        $226            --          --       $226
                                               ===============================================

Investment Valuation Analysis: The Company analyzes its investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of fixed maturities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During 1999, 1998, and 1997, no investments were identified as having an impairment other than temporary.

Investments on Deposit: At December 31, 1999 and 1998, affidavits of deposits covering bonds with a par value of $400,000 were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Company's investment policies related to its investment portfolio require diversification by asset type, company, and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 1999 and December 31, 1998. Fixed maturities included investments in industrials (48% in 1999, 40% in 1998), financial companies (29% in 1999, 24% in 1998), various government bonds and government or agency mortgage-backed securities (14% in 1999, 13% in 1998), and conventional mortgage-backed securities (6% in 1999, 11% in 1998).

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

3. INVESTMENT OPERATIONS (continued)


No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceed ten percent of stockholder's equity at December 31, 1999.

4. COMPREHENSIVE INCOME


Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by and distributions to the stockholder. Other comprehensive income (loss) excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts totaled $(108,000) and $16,000 in 1999 and 1998, respectively. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $(58,000) and $8,000 in 1999 and 1998, respectively.

5. FAIR VALUES OF FINANCIAL INSTRUMENTS


SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Company's investments, investment contracts and debt fall within the standards' definition of a financial instrument. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

The Company closely monitors the composition and yield of its invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

5. FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)


The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                                                POST-MERGER
                                             -----------------------------------------------
                                                 December 31, 1999       December 31, 1998
                                             ------------------------  ---------------------
                                              Carrying     Estimated   Carrying   Estimated
                                                 Value    Fair Value      Value  Fair Value
                                             ----------   -----------  --------  ----------
                                                          (Dollars in thousands)
  ASSETS

     Fixed maturities, available for sale..    $28,095       $28,095    $30,994     $30,994
     Short-term investments................      2,309         2,309      3,231       3,231
     Cash and cash equivalents.............      1,026         1,026      1,932       1,932
     Separate account assets...............     47,215        47,215     26,717      26,717

  LIABILITIES

    Annuity products.......................      7,583         7,170     10,830      10,166
    Revolving note payable.................        100           100         --          --
    Separate account liabilities...........     47,215        47,215     26,717      26,717

The following methods and assumptions were used by the Company in estimating fair values.

Fixed maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded fixed
Maturities are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of the securities.

Short-term investments and cash and cash equivalents: Carrying values reported in the Company's historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate account assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate account.

Annuity products: Estimated fair values of the Company's liabilities for future policy benefits for the fixed interest division of the variable products are stated at cash surrender value, the cost the Company would incur to extinguish the liability.

Revolving note payable: Carrying value reported in the Company's historical cost basis balance sheet approximates estimated fair value for this instrument, as the agreement carries a variable interest rate provision.

Separate account liabilities: Separate account liabilities are reported at full account value in the Company's historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

6. MERGER


Transaction: On October 23, 1997, Equitable's shareholders approved the Merger Agreement dated July 7, 1997 among Equitable, PFHI, and ING. On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa and Golden American and their wholly owned subsidiaries. In addition, Equitable also owned all the outstanding capital stock of Locust Street Securities, Inc., Equitable Investment Services, Inc. (subsequently dissolved), Directed Services, Inc., Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II, and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. All costs of the merger, including expenses to terminate certain benefit plans, were paid by EIC.

Accounting Treatment: The merger has been accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries with $25,936,000 allocated to the Company. Goodwill was established for the excess of the merger cost over the fair value of the net assets and attributed to EIC and its subsidiaries including Golden American and First Golden. The amount of goodwill allocated to the Company relating to the merger was $96,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value.

Value of Purchased Insurance In Force: As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with the Company at the merger date. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flows at the discount rate determined by ING.

An analysis of the VPIF asset follows:

                                                              POST-MERGER
                                            -----------------------------------------------------
                                                                                  For the period
                                                                                     October 25,
                                             For the year        For the year               1997
                                                    ended               ended            through
                                             December 31,        December 31,       December 31,
                                                     1999                1998               1997
                                            -----------------------------------------------------
                                                             (Dollars in thousands)
       Beginning balance.................           $117                $126                $132
                                            -----------------------------------------------------

       Imputed interest..................              8                   9                   3
       Amortization......................            (40)                (23)                 (6)
       Changes in assumptions of
         timing of gross profits.........             (3)                  6                  --
                                            -----------------------------------------------------
       Net amortization..................            (35)                 (8)                 (3)
       Adjustment for unrealized gains
          (losses) on available for
          sale securities................             20                  (1)                 (3)
                                            -----------------------------------------------------
       Ending balance....................           $102                $117                $126
                                            =====================================================

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

6. MERGER (continued)


Interest is imputed on the unamortized balance of VPIF at a rate of 7.33% for the year ended December 31, 1999, 7.06% for the year ended December 31, 1998, and 7.03% for the period October 25, 1997 through December 31, 1997. The amortization of VPIF, net of imputed interest, is charged to expense. VPIF is adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1999 is $12,000 in 2000, $10,000 in 2001, $9,000 in 2002, $8,000
in 2003, and $7,000 in 2004. Actual amortization may vary based upon changes in assumptions and experience.


7. INCOME TAXES


The Company files a consolidated federal income tax return with Golden American, also a life insurance company.

INCOME TAX EXPENSE

Income tax expense included in the financial statements follows:


                                     POST-MERGER                       |     PRE-MERGER
                -------------------------------------------------------|--------------------
                                                        For the period |     For the period
                                                           October 25, |         January 1,
                     For the year       For the year              1997 |               1997
                            ended              ended           through |            through
                     December 31,       December 31,      December 31, |        October 24,
                             1999               1998              1997 |               1997
                -------------------------------------------------------|--------------------
                                              (Dollars in thousands)   |
                                                                       |
   Current....              $619                $37               $(64)|              $261
   Deferred...               (50)               465                 98 |                26
                -------------------------------------------------------|--------------------
                            $569               $502                $34 |              $287
                ============================================================================

The effective tax rate on income before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference follows:

                                                           POST-MERGER                       |    PRE-MERGER
                                         ----------------------------------------------------|-------------------
                                                                              For the period |    For the period
                                                                                 October 25, |        January 1,
                                          For the year       For the year               1997 |              1997
                                                 ended              ended            through |           through
                                          December 31,       December 31,       December 31, |       October 24,
                                                  1999               1998               1997 |              1997
                                         ----------------------------------------------------|-------------------
                                                                (Dollars in thousands)       |
                                                                                             |
                                                                                             |
Income before income taxes............          $1,380            $1,277                $97  |              $953
                                         ====================================================|===================
                                                                                             |
Income tax at federal statutory rate..            $483              $447                $34  |              $334
Tax effect (decrease) of:                                                                    |
  Compensatory stock option and                                                              |
     Restricted stock expense.........              --                --                 --  |               (35)
  Other items.........................              86                55                 --  |               (12)
                                         ----------------------------------------------------|-------------------
Income tax expense....................            $569              $502                $34  |              $287
                                         ========================================================================

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

7. INCOME TAXES (continued)


DEFERRED INCOME TAXES

The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 1999 and 1998 follows:

                                                      POST-MERGER
                                                -----------------------
                                                December 31   December 31
                                                    1999          1998
                                                -----------   -----------
                                                  (Dollars in thousands)

Deferred tax assets:
    Future policy benefits...................       $560        $11
    Net unrealized depreciation of
      available for sale fixed maturities....        324         --
    Net operating loss carryforwards.........         --        327
                                                   ------     ------
                                                     884        338
Deferred tax liabilities:
    Net unrealized appreciation of
      available for sale fixed maturities....         --       (184)
    Fixed maturities.........................        (68)      (222)
    Investment income........................       (117)        --
    Deferred policy acquisition costs .......       (913)      (714)
    Value of purchased insurance in force....        (30)       (41)
    Other....................................        (42)       (27)
                                                   ------     ------
                                                  (1,170)    (1,188)
                                                   ------     ------
Valuation allowance..........................       (324)        --
                                                   ------     ------
Deferred income tax liability................      $(610)     $(850)
                                                   ======     ======

At December 31, 1999, the Company reported, for financial statement purposes, unrealized losses on certain investments which have not been recognized for tax purposes. The Company has established a valuation allowance against the deferred income tax assets associated with the unrealized depreciation on fixed maturities available for sale as the Company is uncertain as to whether the capital losses, if ever realized, could be utilized to offset future capital gains.

8. RELATED PARTY TRANSACTIONS


Directed Services, Inc. ("DSI") acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable annuity products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's variable insurance products and appoint representatives of the broker/dealers as agents. As of December 31, 1999, the Company's variable annuity products were sold primarily through broker/dealer institutions. The Company paid commissions and expenses to DSI totaling $697,000 and $1,754,000 for the years ended December 31, 1999 and 1998, respectively. For the period October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the commissions and expenses were $141,000 and $267,000, respectively.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

8. RELATED PARTY TRANSACTIONS (continued)


The Company has service  agreements  with Golden  American  and  Equitable  Life
Insurance Company of Iowa ("Equitable Life"), an affiliate, in which Golden American and Equitable Life provide administrative and financial related services. Under the agreement with Golden American, the Company incurred expenses of $137,000, $248,000, $8,000, and $16,000 for the years ended December 31, 1999 and 1998, the period October 25, 1997 through December 31, 1997, and the period January 1, 1997 through October 24, 1997, respectively. Under the agreement with Equitable Life, the Company incurred expenses of $142,000, $165,000, $13,000, and $16,000 for the years ended December 31, 1999 and 1998, the period October 25, 1997 through December 31, 1997, and the period January 1, 1997 through October 24, 1997, respectively.

The Company provides resources and services to Golden American and DSI. Revenues for these services, which reduce general expenses incurred by the Company, totaled $269,000 and $210,000 from Golden American, for the years ended December 31, 1999 and 1998, respectively. Revenues for these services, which reduce general expenses incurred by the Company, totaled $387,000 and $75,000 from DSI for the years ended December 31, 1999 and 1998, respectively.

Effective January 1, 1998, the Company has an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Company records a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 1999 and 1998, the Company incurred fees of $73,000 and $56,000, respectively, under this agreement.

Prior to 1998, the Company had a service agreement with Equitable Investment Services, Inc. ("EISI"), an affiliate, in which EISI provided investment management services. Payments for these services totaled $11,000 and $51,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively.

The Company provides resources and services to Security Life of Denver Insurance Company ("Security Life"), an affiliate, and Southland Life Insurance Company ("Southland"), an affiliate. For the year ended December 31, 1999, charges for these services were $149,000 to Security Life and $63,000 to Southland.

The Company had premiums, net of reinsurance, for variable annuity products for the year ended December 31, 1999 and 1998, that totaled $2,000 and $94,000, respectively, from Locust Street Securities, Inc. ("LSSI"), an affiliate. For the year ended December 31, 1997, the premiums, net of reinsurance, for variable products from LSSI totaled $13,000.

The Golden American Board of Directors has agreed by resolution to provide funds as needed for the Company to maintain policyholders' surplus that meets or exceeds the greater of: (1) the minimum capital adequacy standards to maintain a level of capitalization necessary to meet A.M. Best Company's guidelines or one level less than the one originally given to First Golden, or (2) the New York State Insurance Department risk-based capital minimum requirements as determined in accordance with New York statutory accounting principles. No funds were transferred from Golden American in 1999, 1998, or 1997. On January 31, 2000, Golden American provided a cash capital contribution of $2,100,000 to First Golden.

             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

9. COMMITMENTS AND CONTINGENCIES


Reinsurance: At December 31, 1999, First Golden had a reinsurance treaty with an unaffiliated reinsurer covering a significant portion of the mortality risks under its variable contracts. First Golden remains liable to the extent its reinsurer does not meet its obligation under the reinsurance agreement. At December 31, 1999 and December 31, 1998, the Company has a payable of $4,000 and $1,000, respectively, for reinsurance premiums. Included in the accompanying financial statements are net considerations to the reinsurer of $27,000, $9,000, and $1,000 for the years ended December 31, 1999 and 1998 and for the period October 25, 1997 through December 31, 1997, respectively. In addition, the accompanying financial statements contain net policy benefits recoveries of $7,000 for the year ended December 31, 1999.

The reinsurance treaty that covered the nonstandard minimum guaranteed death benefits for new business has been terminated for business issued after December 31, 1999. The Company is currently pursuing alternative reinsurance arrangements for new business issued after December 31, 1999. There can be no assurance that such alternative arrangements will be available. Any reinsurance covering business in force at December 31, 1999 will continue to apply in the future.

Litigation: The Company, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Company currently believes no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Company.

Vulnerability from Concentrations: The Company has various concentrations in its investment portfolio (see Note 3 for further information). The Company's asset growth, net investment income, and cash flow are primarily generated from the sale of variable annuities and associated future policy benefits. Substantial changes in tax laws would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed could cause a severe impact to the Company's financial condition. A significant portion of the Company's sales is generated by three broker/dealers, each having at least ten percent of total sales. One of these distributors sold 62.1% of the Company's products in 1998. This relationship was discontinued as of July, 1999 for new business.

Leases: The Company has a lease for its home office space which expires December 31, 2001. The Company also leases certain other equipment under operating leases which expire in 2000. Rent expense for the years ended December 31, 1999 and 1998 and the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997 was $158,000, $95,000, $25,000, and $34,000,
respectively. At December 31, 1999, minimum rental payments due under the operating leases are $82,000 in 2000 and $76,000 in 2001.

Revolving Note Payable: To enhance short-term liquidity, the Company established a revolving note payable effective July 31, 1999 and expiring July 31, 2000 with SunTrust Bank, Atlanta (the "Bank"). The note was approved by the Company's Board of Directors on September 29, 1998. The total amount the Company may have outstanding is $10,000,000. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or (2) a rate quoted by the Bank to the Company for the advance. The terms of the agreement require the Company to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. Under this agreement, the Company incurred interest expense of $12,000 in 1999. At December 31, 1999, the Company had borrowings of $100,000 under this agreement.

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--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


TABLE OF CONTENTS

     ITEM                                                                   PAGE
     Introduction........................................................      1
     Description of First Golden American Life
        Insurance Company of New York....................................      1
     Safekeeping of Assets...............................................      1
     The Administrator...................................................      1
     Independent Auditors................................................      1
     Distribution of Contracts...........................................      2
     Performance Information.............................................      2
     IRA Partial Withdrawal Option.............................................8
     Other Information...................................................      9
     Financial Statements of Separate Account NY-B ......................      9

--------------------------------------------------------------------------------

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                      NAME

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                      SOCIAL SECURITY NUMBER

                      --------------------------------------------------
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                      CITY, STATE, ZIP

106959  NY DVA PLUS  05/00

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                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

Except for the Equity, Growth and Income, Small Company Growth, Asset Allocation and High Quality Bond subaccounts which commenced operations as of February 1, 2000, the following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of First Golden Separate Account NY-B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table. The Equity, Growth and Income, Small Company Growth, Asset Allocation and High Quality Bond subaccounts have starting accumulation unit values of $10.00.

LIQUID ASSET

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 15.04             11,408          $  172           $  14.79             22,393           $    331
1998          14.54              2,755              40              14.33              5,974                 86
1997          14.02                 --              --              13.83                 --                 --
5/6/97        13.67                 --              --              13.51                 --                 --
-----------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 17.00              6,379          $  108           $  16.72              7,746           $    130
1998          17.02                 --              --              16.77              1,506                 25
1997          16.13                 --              --              15.91                632                 10
5/6/97        15.43                 --              --              15.24                 --                 --
-----------------------------------------------------------------------------------------------------------------

GLOBAL FIXED INCOME

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 11.88                822          $   10           $  11.79              2,216           $     26
1998          13.17                 --              --              13.09                 --                 --
5/1/98        12.17                 --              --              12.11                 --                 --
-----------------------------------------------------------------------------------------------------------------

                                       A1

FULLY MANAGED

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 22.01             13,633          $  300           $  21.65             11,023           $    239
1998          20.84              2,619              55              20.53              4,512                 93
1997          19.93                 --              --              19.66              1,701                 33
5/6/97        17.95                 --              --              17.73                 --                 --
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 18.20             32,717          $  595           $  18.06            123,053           $  2,222
1998          17.83             15,411             275              17.72             81,617              1,446
1997          16.18              2,430              39              16.10             13,026                209
5/6/97        14.36                 --              --              14.31                 --                 --
-----------------------------------------------------------------------------------------------------------------

EQUITY INCOME

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 21.83             12,749          $  278           $  21.47             15,934           $    342
1998          22.27              9,623             214              21.94              6,014                132
1997          20.83                 --              --              20.55              1,243                 26
5/6/97        18.54                 --              --              18.32                 --                 --
-----------------------------------------------------------------------------------------------------------------

VALUE EQUITY

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 18.28              5,400          $   99           $  18.14             15,606           $    283
1998          18.41              1,678              31              18.31              4,464                 82
1997          18.36              1,048              19              18.28              1,056                 19
5/6/97        15.72                 --              --              15.66                 --                 --
-----------------------------------------------------------------------------------------------------------------

                                       A2

RISING DIVIDENDS

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 26.07             13,823          $  360           $  25.83             79,175           $  2,045
1998          22.79              1,734              40              22.61             34,310                776
1997          20.22                 90               2              20.09              8,223                165
5/6/97        17.27                 --              --              17.18                 --                 --
-----------------------------------------------------------------------------------------------------------------

MANAGED GLOBAL

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 24.23              9,519          $  231           $  23.97             31,419           $    753
1998          15.02              2,440              37              14.88              9,572                142
1997          11.76                 --              --              11.67              2,969                 35
5/6/97        11.24                 --              --              11.16                 --                 --
-----------------------------------------------------------------------------------------------------------------

RESEARCH

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 28.25             32,639          $  921           $  28.04            122,839           $  3,444
1998          23.03             26,762             616              22.89             20,466              1,865
1997          18.95              4,095              78              18.87              9,642                182
5/6/97        16.72                 --              --              16.66                 --                 --
-----------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 30.46             11,524          $  351           $  30.11             15,289           $    460
1998          24.75                578              14              24.50              4,904                120
1997          22.24                 --              --              22.05                734                 16
5/6/97        18.45                 --              --              18.31                 --                 --
-----------------------------------------------------------------------------------------------------------------

                                       A3

CAPITAL GROWTH

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 21.18              9,819          $  208           $  21.06             53,276           $  1,122
1998          17.08              6,031             103              17.01             20,311                346
1997          15.45                 --              --              15.41                334                  5
5/6/97        12.46                 --              --              12.44                 --                 --
-----------------------------------------------------------------------------------------------------------------

STRATEGIC EQUITY

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 22.06              6,034          $  133           $  21.92             11,085           $    243
1998          14.30              2,037              29              14.23              1,867                 27
1997          14.36                 --              --              14.31              1,265                 18
5/6/97        11.96                 --              --              11.93                 --                 --
-----------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 39.97             11,889          $  475           $  39.59             47,634           $  1,896
1998          22.60              7,677             173              22.43             27,872                625
1997          18.64              1,402              26              18.52              2,866                 53
5/6/97        15.76                 --              --              15.68                 --                 --
-----------------------------------------------------------------------------------------------------------------

SMALL CAP

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 22.96              2,466          $   57           $  22.82             51,013           $  1,164
1998          15.44              3,612              56              15.37              9,918                152
1997          12.92                 --              --              12.88              3,434                 44
5/6/97        10.72                 --              --              10.70                 --                 --
-----------------------------------------------------------------------------------------------------------------

                                       A4

GROWTH

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 28.78             27,730          $  798           $  28.62            197,439           $  5,651
1998          16.36              8,286             136              16.29             17,549                286
1997          13.06                 --              --              13.03              3,093                 40
5/6/97        12.47                 --              --              12.45                 --                 --
-----------------------------------------------------------------------------------------------------------------

REAL ESTATE

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 20.96                356          $    7           $  20.62              1,581           $     33
1998          22.07                356               8              21.74              1,474                 32
1997          25.82                 --              --              25.48                478                 12
5/6/97        21.31                 --              --              21.05                 --                 --
-----------------------------------------------------------------------------------------------------------------

HARD ASSETS

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $                       --          $   --           $  17.37                525           $      9
1998          14.50                 --              --              14.28              1,007                 14
1997          20.85                 --              --              20.57                238                  5
5/6/97        19.34                 --              --              19.11                 --                 --
-----------------------------------------------------------------------------------------------------------------

DEVELOPING WORLD

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $                       --          $   --           $  11.61             13,214           $    153
1998           7.29                 --              --               7.28                 --                 --
2/19/98       10.00                 --              --              10.00                 --                 --
-----------------------------------------------------------------------------------------------------------------

                                       A5

EMERGING MARKETS

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 12.01                523          $    6           $  11.90              5,437           $     65
1998           6.56                 --              --               6.51              2,917                 19
1997           8.75                 --              --               8.70              1,812                 16
5/6/97        10.38                 --              --              10.33                 --                 --
-----------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD BOND

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 10.27              1,835          $   19           $  10.24              2,126           $     22
1998          10.09                 --              --              10.08                 --                 --
5/1/98        10.00                 --              --              10.00                 --                 --
-----------------------------------------------------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME

-----------------------------------------------------------------------------------------------------------------
                       STANDARD DEATH BENEFIT                             ANNUAL RATCHET DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
                             TOTAL # OF                                            TOTAL # OF
                            ACCUMULATION                                          ACCUMULATION
            AUV AT            UNITS AT           TOTAL            AUV AT            UNITS AT            TOTAL
         YEAR END (AND      YEAR END (AND       AUV AT         YEAR END (AND      YEAR END (AND        AUV AT
        AT BEGINNING OF    AT BEGINNING OF     YEAR END       AT BEGINNING OF    AT BEGINNING OF      YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)    FOLLOWING YEAR)    FOLLOWING YEAR)   (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
1999        $ 13.16              1,205          $   16           $  13.13             23,566           $    309
1998          11.12                 --              --              11.11                 --                 --
5/1/98        10.00                 --              --              10.00                 --                 --
-----------------------------------------------------------------------------------------------------------------

                                       A6

                                   APPENDIX B

                        MARKET VALUE ADJUSTMENT EXAMPLES

EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

1.   The  contract  value  of the  Fixed  Interest  Allocation  on the  date  of
                                            3
     surrender is $124,230 ($100,000 x 1.075 )

2.   N = 2,555 ( 365 x 7 )

                                                         2,555/365
3.   Market Value Adjustment = $124,230 x [((1.07/1.0825)         )-1] = $9,700

     Therefore, the amount paid to you on full surrender ignoring any surrender charge is $114,530 ($124,230 - $9,700 ).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

1.   The  contract  value  of the  Fixed  Interest  Allocation  on the  date  of
                                            3
     surrender is $124,230 ($100,000 x 1.075 )

2.   N = 2,555 ( 365 x 7 )
                                                         2,555/365
3.   Market Value Adjustment = $124,230 x [((1.07/1.0625)         )-1] = $6,270

     Therefore, the amount paid to you on full surrender ignoring any surrender charge is $130,500 ($124,230 + $6,270 ).

EXAMPLE #3: WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a withdrawal of $114,530 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

                                       B1

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

1.   The  contract  value  of the  Fixed  Interest  Allocation  on the  date  of
                                              3
     withdrawal is $248,459 ( $200,000 x 1.075  )

2.   N = 2,555 ( 365 x 7 )

3.   Amount that must be withdrawn =
                                        2,555/365
               [$114,530 /((1.07/1.0825)         )] = $124,230

     Then calculate the Market Value Adjustment on that amount.
                                                         2,555/365
4.   Market Value Adjustment = $124,230 x [((1.07/1.0825)         )-1] = $9,700

      Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $114,530, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $114,530, and also reduced by the Market Value Adjustment of $9,700, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4: WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a withdrawal of $130,500 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

1.   The contract value of Fixed Interest Allocation on the date of surrender is
                                3
     $248,459 ( $200,000 x 1.075 )

2.   N = 2,555 ( 365 x 7 )

3.   Amount that must be withdrawn =
                                        2,555/365
               [$130,500 /((1.07/1.0625)         )] = $124,230

     Then calculate the Market Value Adjustment on that amount.
                                                         2,555/365
4.   Market Value Adjustment = $124,230 x [((1.07/1.0625)         )-1] = $6,270

     Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $130,500, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $130,500, but increased by the Market Value Adjustment of $6,270, for a total reduction in the Fixed Interest Allocation of $124,230.

                                       B2

                                   APPENDIX C

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the beginning of the fourth contract year of 20% of the contract value of $35,000.

In this example, $5,250 ($35,000 x .15) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $7,000 ($35,000 x .20). Therefore, $1,750 ($7,000 -
$5,250) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $70 ($1,750 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

                                       C1

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                             This page intentionally left blank.

                             ING VARIABLE ANNUITIES

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

   First Golden American Life Insurance Company of New York is a stock company domiciled in New York, New York

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

106959  NY DVA PLUS  5/00

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                        ING VARIABLE ANNUITIES                            |
        FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK          |
  First Golden American Life Insurance Company of New York is a stock     |
                      company domiciled in New York                       |
                                                                          |
                                                                          |
106959 Galaxy DVA Plus (NY)                                 05/01/2000    |

                             PART B

                                            File Nos. 333-16501, 811-7935
                                            Filed under Rule 497(c)

                  STATEMENT OF ADDITIONAL INFORMATION
                           FOR DVA PLUS-NY

                       Statement of Additional Information

                                    DVA PLUS

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY
                              SEPARATE ACCOUNT NY-B

                                       OF
                      FIRST GOLDEN AMERICAN LIFE INSURANCE
                               COMPANY OF NEW YORK

This Statement of Additional Information is not a Prospectus. The information contained herein should be read in Conjunction with the prospectus for the First Golden American Life Insurance Company of New York deferred combination variable and fixed annuity contract which is referred to herein.

The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, send a written request to First Golden American Life Insurance Company of New York, customer service center, 230 Park Avenue, Suite 966, New York, New York 10169-0999 or telephone 1-800-963-9539.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   MAY 1, 2000

                                TABLE OF CONTENTS

Item                                                                        Page
Introduction.............................................................      1
Description of First Golden American Life Insurance Company of New York..      1
Safekeeping of Assets....................................................      1
The Administrator........................................................      1
Independent Auditors.....................................................      1
Distribution of Contracts................................................      2
Performance Information..................................................      2
IRA Partial Withdrawal Option............................................      8
Other Information........................................................      8
Financial Statements of Separate Account NY-B............................      9

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account NY-B.

               DESCRIPTION OF FIRST GOLDEN AMERICAN LIFE INSURANCE
                               COMPANY OF NEW YORK

First Golden American Life Insurance Company of New York ("First Golden") is a stock life insurance company organized under the laws of the State of New York. First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"). On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, Equitable of Iowa and ING Groep N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with approximately $495 billion in assets as of December 31, 1999. As of December 31, 1999, First Golden has approximately $83.1 million in total assets. First Golden is licensed to do variable annuity business in the states of Delaware and New York.

                              SAFEKEEPING OF ASSETS
First Golden American acts as its own custodian for Separate Account NY-B.

                                THE ADMINISTRATOR
On November 8, 1996, First Golden and Golden American entered into an administrative service agreement pursuant to which Golden American agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Golden American in relation to this service agreement will be reimbursed by First Golden on an allocated cost basis. First Golden entered into a similar agreement with another affiliate, Equitable Life Insurance Company of Iowa ("Equitable Life"), for additional services. For the years ended December 31, 1999 and 1998, First Golden incurred expenses of $137,000 and $248,000, respectively, under the agreement with Golden American and $142,000 and $165,000, respectively, under the agreement with Equitable Life.

Also on November 8, 1996, First Golden and DSI entered into a service agreement pursuant to which First Golden has agreed to provide DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. First Golden expects to charge DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by First Golden's employees on behalf of DSI. For the year ended December 31, 1999 and 1998, charges to Golden American for these services were $269,000 and $210,000, respectively, and charges to DSI for these services were $387,000 and $75,000, respectively.

                              INDEPENDENT AUDITORS
Ernst & Young LLP, independent auditors, performs annual audits of First Golden and Separate Account NY-B.

                            DISTRIBUTION OF CONTRACTS
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of First Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by First Golden American. The variable insurance products were sold primarily through two broker/dealer institutions during the year ended December 31, 1997, through two broker/dealer institutions during the year ended December 31, 1998 and through three broker/dealer institutions during the year ended December 31, 1999. For the years ended 1999, and 1998 commissions paid by First Golden to Directed Services, Inc. aggregated $697,000 and $1,754,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

                             PERFORMANCE INFORMATION
Performance information for the subaccounts of Separate Account NY-B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non- standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by parentheses. Performance information for measures other than total return do not reflect sales load which can have a maximum level of 6.5% of premium, and any applicable premium tax that can range from 0% to 3.5%.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro-rata share of subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             EFFECTIVE YIELD = [(BASE PERIOD RETURN) +1)^365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 1999 to December 31, 1999 were 4.14% and 4.23%, respectively.

SEC STANDARD 30-DAY YIELD FOR ALL SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income per Unit (contract value divided by the index of investment experience) earned during a particular 30- day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                    Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account NY-B is earned from the increase in net asset value of shares of the Investment portfolio in which the Subaccount invests and from dividends declared and paid by the Investment portfolio, which are automatically reinvested in shares of the Investment portfolio.

SEC (SECURITIES AND EXCHANGE COMMISSION) STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the investment portfolio), calculated pursuant to the formula:

                                 P(1+T)^n = ERV

Where:
          (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The SEC requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the All Cap, Investors, Large Cap Value, ING Global Brand Names and Prudential Jennison subaccounts which had not commenced operations as of December 31, 1999, Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 1999 were as follows:

Average Annual Total Return for Periods Ending 12/31/99 - Standardized
----------------------------------------------------------------------

                                                                              From       Inception
                                      1 Year       5 Years    10 Years      Inception       Date
THE GCG TRUST
Liquid Asset                          -3.77%         n/a          n/a         1.67%*       5/1/97
Limited Maturity Bond                 -7.32%         n/a          n/a         1.73%*       5/1/97
Global Fixed Income                  -16.93%         n/a          n/a        -1.11%*       5/1/97
Fully Managed                         -1.61%         n/a          n/a         6.75%*       5/1/97
Total Return                          -5.11%         n/a          n/a         8.31%*       5/1/97
Equity Income                         -9.15%         n/a          n/a         5.00%*       5/1/97
Investors                                n/a         n/a          n/a         5.22%        2/1/00
Value Equity                          -7.93%         n/a          n/a        16.51%        5/1/97
Rising Dividends                       7.22%         n/a          n/a        33.30%        5/1/97
Managed Global                        53.98%         n/a          n/a        37.59%*       5/1/97
Large Cap                                n/a         n/a          n/a          n/a         2/1/00
All Cap                                  n/a         n/a          n/a          n/a         2/1/00
Research                              15.45%         n/a          n/a        21.79%*       5/1/97
Capital Appreciation                  15.86%         n/a          n/a        20.39%*       5/1/97
Capital Growth                        16.76%         n/a          n/a        21.91%        5/1/97
Strategic Equity                      47.02%         n/a          n/a        25.36%        5/1/97
Mid-Cap Growth                        69.52%         n/a          n/a        43.76%*       5/1/97
Small Cap                             41.46%         n/a          n/a        34.73%        5/1/97
Growth                                68.61%         n/a          n/a        37.89%*       5/1/97
Real Estate                          -12.19%         n/a          n/a        -2.02%*       5/1/97
Hard Assets                           14.60%         n/a          n/a        -4.69%*       5/1/97
Developing World                      52.36%         n/a          n/a         5.25%       2/18/98
Emerging Markets                      75.68%         n/a          n/a         4.11%        5/1/97

THE PIMCO TRUST
High Yield Bond                       -5.46%*        n/a          n/a        -2.20%*       5/1/98
StocksPLUS Growth and Income          11.13%*        n/a          n/a        14.43%*       5/1/98

ING VARIABLE INSURANCE TRUST
ING Global Brand Names                   n/a         n/a          n/a          n/a         5/1/00

THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison                      n/a         n/a          n/a          n/a         5/1/00

-------------------------
* Total return calculation reflects partial waiver of fees and expenses.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the Investment portfolio), calculated pursuant to the formula:

                                [P(1+T)^n] = ERV

Where:
          (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Except for the All Cap, Investors, Large Cap Value, ING Global Brand Names and Prudential Jennison subaccounts which had not commenced operations as of December 31, 1999, Average Annual Total Return for the subaccounts presented on a non- standardized basis which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 1999 were as follows:

Average Annual Total Return for Periods Ending 12/31/99 - Non-Standardized
--------------------------------------------------------------------------

                                                                              From         Inception
                                      1 Year       5 Years    10 Years      Inception        Date
THE GCG TRUST
Liquid Asset                           3.27%         n/a          n/a         3.49%*       5/1/97
Limited Maturity Bond                 -0.28%         n/a          n/a         3.55%*       5/1/97
Global Fixed Income                   -9.90%         n/a          n/a         0.79%*       5/1/97
Fully Managed                          5.43%         n/a          n/a         8.43%*       5/1/97
Total Return                           1.93%         n/a          n/a         9.96%*       5/1/97
Equity Income                         -2.11%         n/a          n/a         6.73%*       5/1/97
Investors                                n/a         n/a          n/a          n/a         2/1/00
Value Equity                          -0.89%         n/a          n/a         6.95%        5/1/97
Rising Dividends                      14.26%         n/a          n/a        17.97%        5/1/97
Managed Global                        61.02%         n/a          n/a        34.47%*       5/1/97
Large Cap                                n/a         n/a          n/a          n/a         2/1/00
All Cap                                  n/a         n/a          n/a          n/a         2/1/00
Research                              22.49%         n/a          n/a        23.14%*       5/1/97
Capital Appreciation                  22.90%         n/a          n/a        21.77%*       5/1/97
Capital Growth                        23.80%         n/a          n/a        23.27%        5/1/97
Strategic Equity                      54.06%         n/a          n/a        26.66%        5/1/97
Mid-Cap Growth                        76.56%         n/a          n/a        44.80%*       5/1/97
Small Cap                             48.50%         n/a          n/a        35.88%        5/1/97
Growth                                75.65%         n/a          n/a        39.00%*       5/1/97
Real Estate                           -5.15%         n/a          n/a        -0.09%*       5/1/97
Hard Assets                           21.64%         n/a          n/a        -2.67%*       5/1/97
Developing World                      59.40%         n/a          n/a         8.32%       2/18/98
Emerging Markets                      82.72%         n/a          n/a         5.87%        5/1/97

THE PIMCO TRUST
High Yield Bond                        1.58%*        n/a          n/a         1.43%*       5/1/98
StocksPLUS Growth and Income          18.17%*        n/a          n/a        17.70%*       5/1/98

ING VARIABLE INSURANCE TRUST
ING Global Brand Names                   n/a         n/a          n/a          n/a         5/1/00

THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison                      n/a         n/a          n/a          n/a         5/1/00

-------------------------
* Total return calculation reflects partial waiver of fees and expenses.

Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii)other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Subaccount reflects only the performance of a hypothetical contract under which accumulation on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Investment portfolio of the trust in which Separate Account NY-B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of First Golden as an insurance company by A.M. Best Company may be referred to in advertisements or in reports to contract owners. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A++ to F.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Measurement of Investment Experience. Note that in your contract contract value is referred to as Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Annual Ratchet Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the Standard Death Benefit Option is lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV
   EXAMPLE 1.

   1. AUV, beginning of period                                         $ 10.00
   2. Value of securities, beginning of period                         $ 10.00
   3. Change in value of securities                                    $  0.10
   4. Gross investment return (3) divided by (2)                          0.01
   5. Less daily mortality and expense charge                       0.00003446
   6. Less asset based administrative charge                        0.00000411
   7. Net investment return (4) minus (5) minus (6)                 0.00996164
   8. Net investment factor (1.000000) plus (7)                     1.00996164
   9. AUV, end of period (1) multiplied by (8)                   $ 10.09961644

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
   EXAMPLE 2.

   1. Initial Premium Payment                                          $ 1,000
   2. AUV on effective date of purchase (see Example 1)                $ 10.00
   3. Number of Units purchased [(1) divided by (2)]                       100
   4. AUV for valuation date following purchase
      (see Example 1)                                             $ 10.0996164
   5. Contract  Value in account for valuation date
      following purchase [(3) multiplied by (4)]                    $ 1,009.96

                          IRA PARTIAL WITHDRAWAL OPTION
If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code")are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

First Golden notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment modes elected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when First Golden receives the completed election form.

First Golden calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION
Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                  FINANCIAL STATEMENTS OF SEPARATE ACCOUNT NY-B

The audited financial statements of Separate Account NY-B are listed below and are included in this Statement of Additional Information:

        Report of Independent Auditors
        Audited Financial Statements
        Statement of Net Assets as of December 31, 1999
        Statements of Operations for the year ended December 31, 1999 Statements of Changes in Net Assets for the year ended December
             31, 1999 and 1998
        Notes to Financial Statements

                              FINANCIAL STATEMENTS

                  FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                  OF NEW YORK
                             SEPARATE ACCOUNT NY-B

                          YEAR ENDED DECEMBER 31, 1999
                      WITH REPORT OF INDEPENDENT AUDITORS

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B

                              FINANCIAL STATEMENTS


                          YEAR ENDED DECEMBER 31, 1999




                                TABLE OF CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Statement of Net Assets.......................................................2
Statements of Operations......................................................3
Statements of Changes in Net Assets...........................................9
Notes to Financial Statements................................................15

                         Report of Independent Auditors

The Board of Directors and Participants
First Golden American Life Insurance Company of New York


We have audited the accompanying statement of net assets of First Golden American Life Insurance Company of New York Separate Account NY-B (comprised of the Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging Markets, Value Equity, Strategic Equity, Small Cap, Managed Global, Liquid Asset, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, Select Income, Smith Barney Money Market, Smith Barney Large Cap Value, Smith Barney International Equity, and Smith Barney High Income Divisions) as of December 31, 1999, and the related statements of operations and the changes in net assets for the periods as disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of of First Golden American Life Insurance Company of New York Separate Account NY-B at December 31, 1999, and the results of its operations and the changes in its net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa
February 25, 2000



                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                       STATEMENTS OF NET ASSETS
                                                          DECEMBER 31, 1999

   ASSETS                                                                                              COMBINED
                                                                                                  --------------------
     Investments at net asset value:
      The GCG Trust:
        Limited Maturity Bond Series, 22,837 shares (cost - $244,185).....................               $237,962
        Hard Assets Series, 774 shares (cost - $8,531)....................................                  9,108
        All-Growth Series, 6,500 shares (cost - $114,299).................................                163,552
        Real Estate Series, 3,306 shares (cost - $50,977).................................                 40,071
        Fully Managed Series, 35,790 shares (cost - $564,123).............................                538,639
        Equity Income Series, 55,204 shares (cost - $717,983).............................                620,495
        Capital Appreciation Series, 40,527 shares (cost - $770,596)......................                811,347
        Rising Dividends Series, 96,849 shares (cost - $2,257,887)........................              2,405,727
        Emerging Markets Series, 5,794 shares (cost - $56,438)............................                 70,978
        Value Equity Series, 24,603 shares (cost - $393,447)..............................                381,841
        Strategic Equity Series, 18,852 shares (cost - $275,782)..........................                376,096
        Small Cap Series, 52,081 shares (cost - $1,045,933)...............................              1,220,774
        Managed Global Series, 49,279 shares (cost - $747,627)............................                983,600
        Liquid Asset Series, 502,868 shares (cost - $502,868).............................                502,868
        Mid-Cap Growth Series, 79,796 shares (cost - $1,635,314)..........................              2,361,168
        Capital Growth Series, 71,808 shares (cost - $1,195,412)..........................              1,329,879
        Research Series, 175,994 shares (cost - $3,543,016)...............................              4,366,418
        Total Return Series, 178,326 shares (cost - $2,840,725)...........................              2,817,746
        Growth Series, 234,593 shares (cost - $4,731,376).................................              6,448,964
        Global Fixed Income Series, 3,568 shares (cost - $37,407).........................                 35,899
        Developing World Series, 13,271 shares (cost - $142,315)..........................                153,417
      PIMCO Variable Insurance Trust:
        PIMCO High Yield Bond Portfolio, 4,423 shares (cost - $41,656)....................                 40,604
        PIMCO StocksPLUS Growth and Income Portfolio, 23,991 shares
          (cost - $326,118)...............................................................                325,313
      Greenwich Street Series Fund Inc.:
        Appreciation Portfolio, 227,675 shares (cost - $4,665,532)........................              5,325,309
      Smith Barney Concert Allocation Series Inc.:
        Select High Growth Portfolio, 120,353 shares (cost - $1,448,022)..................              1,889,359
        Select Growth Portfolio, 223,709 shares (cost - $2,682,476).......................              3,176,344
        Select Balanced Portfolio, 332,525 shares (cost - $3,858,420).....................              4,106,503
        Select Conservative Portfolio, 165,255 shares (cost - $1,883,414).................              1,935,109
        Select Income Portfolio, 35,410 shares (cost - $403,534)..........................                398,713
      Travelers Series Fund Inc.:
        Smith Barney Money Market Portfolio, 651,960 shares (cost - $651,960).............                651,960
        Smith Barney Large Cap Value Portfolio, 122,991 shares (cost - $2,438,947)........              2,399,560
        Smith Barney International Equity Portfolio, 30,841 shares (cost - $439,898)......                708,424
        Smith Barney High Income Portfolio, 31,520 shares (cost - $399,165)...............                380,762
                                                                                                  --------------------
        TOTAL NET ASSETS (cost - $41,115,383).............................................            $47,214,509
                                                                                                  ====================



See accompanying notes.




                                                                  2


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED


                                          LIMITED
                                          MATURITY          HARD           ALL-          REAL           FULLY         EQUITY
                                            BOND           ASSETS         GROWTH        ESTATE         MANAGED        INCOME
                                          DIVISION        DIVISION       DIVISION      DIVISION       DIVISION       DIVISION
                                          ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................        $8,082            $83        $24,364        $1,664        $20,869        $30,117
    Capital gains distributions .....            --             --          6,417         1,115         18,294         33,255
                                          ------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........         8,082             83         30,781         2,779         39,163         63,372

   Expenses:
    Mortality and expense risk and
      other charges .................         1,473            230          1,848           565          4,907          6,159
    Annual administrative charges ...            36              2              7             2             55             43
    Contingent deferred sales charges            27             --             39           215             --             --
                                          ------------------------------------------------------------------------------------
   TOTAL EXPENSES ...................         1,536            232          1,894           782          4,962          6,202
                                          ------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....         6,546           (149)        28,887         1,997         34,201         57,170

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................          (171)        (3,598)        28,525        (1,532)           711         (1,008)
    Net unrealized appreciation
      (depreciation) of investments .        (5,878)         6,598         35,537        (2,686)       (17,827)       (77,800)
                                          ------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........          $497         $2,851        $92,949       $(2,221)       $17,085       $(21,638)
                                          ====================================================================================




(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.




See accompanying notes.


                                                                  3


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                            (CONTINUED)


                                           CAPITAL
                                           APPREC-       RISING        EMERGING        VALUE         STRATEGIC        SMALL
                                           IATION       DIVIDENDS      MARKETS         EQUITY          EQUITY          CAP
                                          DIVISION      DIVISION       DIVISION       DIVISION        DIVISION       DIVISION
                                          -----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................       $14,853       $11,666          $632         $2,171           $401        $22,342
    Capital gains distributions .....        78,395        48,022            --          4,305          1,042         10,083
                                          -----------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........        93,248        59,688           632          6,476          1,443         32,425

   Expenses:
    Mortality and expense risk and
      other charges .................         6,093        22,360           442          2,320          2,328          4,952
    Annual administrative charges ...             4           138             3             14             17             10
    Contingent deferred sales charges         1,782         1,659            --            160            202            326
                                          -----------------------------------------------------------------------------------
   TOTAL EXPENSES ...................         7,879        24,157           445          2,494          2,547          5,288
                                          -----------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....        85,369        35,531           187          3,982         (1,104)        27,137

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................         5,171        25,624          (108)        (3,825)         7,780         34,207
    Net unrealized appreciation
      (depreciation) of investments .        48,292       142,866        21,886         (4,651)       101,437        152,967
                                          -----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........      $138,832      $204,021       $21,965        $(4,494)      $108,113       $214,311
                                          ===================================================================================




(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.




See accompanying notes.


                                                                 4


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)


                                             MANAGED        LIQUID         MID-CAP        CAPITAL                        TOTAL
                                             GLOBAL          ASSET         GROWTH         GROWTH        RESEARCH        RETURN
                                            DIVISION       DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                          --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................        $47,377        $27,537       $186,537        $69,176        $51,338        $78,562
    Capital gains distributions .....         81,504             --         10,492          2,087         18,579         10,921
                                          --------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........        128,881         27,537        197,029         71,263         69,917         89,483

   Expenses:
    Mortality and expense risk and
      other charges .................          6,545          8,007         17,001         13,527         45,393         31,114
    Annual administrative charges ...             46             --            147             52            274             90
    Contingent deferred sales charges             93              8          1,765             11          8,739          3,187
                                          --------------------------------------------------------------------------------------
   TOTAL EXPENSES ...................          6,684          8,015         18,913         13,590         54,406         34,391
                                          --------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....        122,197         19,522        178,116         57,673         15,511         55,092

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................         12,409             --         37,274        123,518         49,575         10,698
    Net unrealized appreciation
      (depreciation) of investments .        218,315             --        685,536        106,673        685,833        (22,288)
                                          --------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........       $352,921        $19,522       $900,926       $287,864       $750,919        $43,502
                                          ======================================================================================



(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 5


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)


                                                                                                          PIMCO
                                                           GLOBAL                                       STOCKSPLUS
                                                            FIXED        DEVELOPING     PIMCO HIGH      GROWTH AND         APPRE-
                                             GROWTH        INCOME          WORLD        YIELD BOND        INCOME          CIATION
                                            DIVISION     DIVISION(a)    DIVISION(d)    DIVISION(b)      DIVISION(c)       DIVISION
                                         ------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................        $65,864           $506          $4,322         $1,650         $15,133         $34,538
    Capital gains distributions .....          5,774             --              --             --          10,373          77,617
                                          -----------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........         71,638            506           4,322          1,650          25,506         112,155

   Expenses:
    Mortality and expense risk and
      other charges .................         26,319            306             141            272           1,204          66,551
    Annual administrative charges ...            117             --               4              2              --             387
    Contingent deferred sales charges          1,785             --              --             --              --          15,421
                                          -----------------------------------------------------------------------------------------
   TOTAL EXPENSES ...................         28,221            306             145            274           1,204          82,359
                                          -----------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....         43,417            200           4,177          1,376          24,302          29,796

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................         40,070           (243)             23            (34)             (4)         58,669
    Net unrealized appreciation
      (depreciation) of investments .      1,685,588         (1,508)         11,102         (1,052)           (805)        419,137
                                          -----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........     $1,769,075        $(1,551)        $15,302           $290         $23,493        $507,602
                                          =========================================================================================



(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 6


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)


                                             SELECT
                                              HIGH          SELECT         SELECT         SELECT          SELECT
                                             GROWTH         GROWTH        BALANCED     CONSERVATIVE       INCOME
                                            DIVISION       DIVISION       DIVISION       DIVISION        DIVISION
                                          ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................         $8,415        $30,756        $71,263        $42,709         $8,385
    Capital gains distributions .....         25,293         57,588        108,357         26,405          1,781
                                          -----------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........         33,708         88,344        179,620         69,114         10,166

   Expenses:
    Mortality and expense risk and
      other charges .................         23,706         41,199         54,134         25,024          4,099
    Annual administrative charges ...             --             69             22            105              3
    Contingent deferred sales charges          5,005          9,384          2,186          2,986             --
                                          -----------------------------------------------------------------------
   TOTAL EXPENSES ...................         28,711         50,652         56,342         28,115          4,102
                                          -----------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....          4,997         37,692        123,278         40,999          6,064

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................         60,963         69,352         40,676          5,157             (4)
    Net unrealized appreciation
      (depreciation) of investments .        328,588        309,860         96,713          7,624         (7,958)
                                          -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........       $394,548       $416,904       $260,667        $53,780        $(1,898)
                                          =======================================================================



(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 7


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)


                                            SMITH           SMITH           SMITH           SMITH
                                            BARNEY          BARNEY          BARNEY          BARNEY
                                             MONEY         LARGE CAP     INTERNATIONAL       HIGH
                                            MARKET          VALUE           EQUITY          INCOME
                                           DIVISION        DIVISION        DIVISION        DIVISION        COMBINED
                                         ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................        $46,382        $28,748          $1,487         $26,502        $984,431
    Capital gains distributions .....             --         61,645              --              --         699,344
                                         ---------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........         46,382         90,393           1,487          26,502       1,683,775

   Expenses:
    Mortality and expense risk and
      other charges .................         13,599         33,251           6,715           5,122         476,906
    Annual administrative charges ...             --            101              43               1           1,794
    Contingent deferred sales charges          4,572          4,367             851           1,430          66,200
                                         ---------------------------------------------------------------------------
   TOTAL EXPENSES ...................         18,171         37,719           7,609           6,553         544,900
                                         ---------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....         28,211         52,674          (6,122)         19,949       1,138,875

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................             --         16,020           9,157          (6,820)        618,232
    Net unrealized appreciation
      (depreciation) of investments .             --       (104,858)        277,097         (10,457)      5,083,881
                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........        $28,211       $(36,164)       $280,132          $2,672      $6,840,988
                                         ===========================================================================



(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 8


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED


                                                   LIMITED
                                                   MATURITY        HARD          ALL-          REAL          FULLY         EQUITY
                                                     BOND         ASSETS        GROWTH        ESTATE        MANAGED        INCOME
                                                   DIVISION      DIVISION      DIVISION      DIVISION      DIVISION       DIVISION
                                                -----------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................      $10,053        $4,897        $8,300       $12,171       $33,448       $25,543

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............        3,017         1,171            (8)        5,119        11,005        34,110
    Net realized gain (loss) on investments ..        1,392           (82)         (177)          (57)          140           189
    Net unrealized appreciation (depreciation)
      of investments .........................          203        (5,017)       14,043        (8,862)       (7,735)      (18,339)
                                                -----------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............        4,612        (3,928)       13,858        (3,800)        3,410        15,960

  Changes from principal transactions:
    Purchase payments ........................        4,243        10,986        52,783        23,949        75,951       102,392
    Contract distributions and terminations ..       (5,921)           --        (2,091)       (1,942)       (2,915)       (2,978)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................       12,241         2,411         8,932         9,503        37,266       205,138
                                                -----------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................       10,563        13,397        59,624        31,510       110,302       304,552
                                                -----------------------------------------------------------------------------------
  Total increase .............................       15,175         9,469        73,482        27,710       113,712       320,512
                                                -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............       25,228        14,366        81,782        39,881       147,160       346,055

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............        6,546          (149)       28,887         1,997        34,201        57,170
    Net realized gain (loss) on investments ..         (171)       (3,598)       28,525        (1,532)          711        (1,008)
    Net unrealized appreciation (depreciation)
      of investments .........................       (5,878)        6,598        35,537        (2,686)      (17,827)      (77,800)
                                                -----------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............          497         2,851        92,949        (2,221)       17,085       (21,638)

  Changes from principal transactions:
    Purchase payments ........................       19,412           154           212           107       288,781       144,601
    Contract distributions and terminations ..       (1,897)           --        (1,475)       (5,274)      (12,450)       (3,093)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................      194,722        (8,263)       (9,916)        7,578        98,063       154,570
                                                -----------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ............      212,237        (8,109)      (11,179)        2,411       374,394       296,078
                                                -----------------------------------------------------------------------------------
  Total increase (decrease) ..................      212,734        (5,258)       81,770           190       391,479       274,440
                                                -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 ..............     $237,962        $9,108      $163,552       $40,071      $538,639      $620,495
                                                ===================================================================================




(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 9


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                            (CONTINUED)


                                                   CAPITAL        RISING       EMERGING        VALUE      STRATEGIC        SMALL
                                                APPRECIATION    DIVIDENDS       MARKETS       EQUITY        EQUITY          CAP
                                                  DIVISION       DIVISION      DIVISION      DIVISION      DIVISION       DIVISION
                                                ------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................      $16,177      $166,960       $15,761       $38,518       $18,077       $44,207

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............       10,398        24,107          (229)        1,897         3,094        (1,398)
    Net realized gain (loss) on investments ..       (1,319)        9,972          (111)       (1,535)           43           108
    Net unrealized appreciation (depreciation)
      of investments .........................       (7,271)         (683)       (4,156)       (3,654)       (2,309)       22,839
                                                ------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............        1,808        33,396        (4,496)       (3,292)          828        21,549

  Changes from principal transactions:
    Purchase payments ........................      106,557       502,600         3,608        71,576            --        79,797
    Contract distributions and terminations ..       (2,271)      (30,903)           --        (7,632)           --        (3,119)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................       12,077       142,849         4,120        13,355        36,747        65,610
                                                ------------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................      116,363       614,546         7,728        77,299        36,747       142,288
                                                ------------------------------------------------------------------------------------
  Total increase .............................      118,171       647,942         3,232        74,007        37,575       163,837
                                                ------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............      134,348       814,902        18,993       112,525        55,652       208,044

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............       85,369        35,531           187         3,982        (1,104)       27,137
    Net realized gain (loss) on investments ..        5,171        25,624          (108)       (3,825)        7,780        34,207
    Net unrealized appreciation (depreciation)
      of investments .........................       48,292       142,866        21,886        (4,651)      101,437       152,967
                                                ------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............      138,832       204,021        21,965        (4,494)      108,113       214,311

  Changes from principal transactions:
    Purchase payments ........................      468,603       833,819        17,090       101,843        38,186       336,813
    Contract distributions and terminations ..      (35,181)      (68,076)         (402)      (11,027)       (3,582)      (11,372)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................      104,745       621,061        13,332       182,994       177,727       472,978
                                                ------------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ............      538,167     1,386,804        30,020       273,810       212,331       798,419
                                                ------------------------------------------------------------------------------------
  Total increase (decrease) ..................      676,999     1,590,825        51,985       269,316       320,444     1,012,730
                                                ------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 ..............     $811,347    $2,405,727       $70,978      $381,841      $376,096    $1,220,774
                                                ====================================================================================




(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 10


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)


                                                    MANAGED       LIQUID        MID-CAP       CAPITAL                       TOTAL
                                                    GLOBAL        ASSET         GROWTH        GROWTH       RESEARCH        RETURN
                                                   DIVISION     DIVISION(B)    DIVISION      DIVISION      DIVISION       DIVISION
                                                -----------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................      $34,636            --       $79,104        $5,148      $259,191      $248,873

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............        5,600        $2,482        25,175         5,173       102,772        77,712
    Net realized gain (loss) on investments ..          (94)           --         1,857        (2,689)        3,010           682
    Net unrealized appreciation (depreciation)
      of investments .........................       21,964            --        43,328        28,182       141,414           458
                                                -----------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............       27,470         2,482        70,360        30,666       247,196        78,852

  Changes from principal transactions:
    Purchase payments ........................       85,280       404,872       165,922       294,490       360,909       512,655
    Contract distributions and terminations ..       (7,541)       (4,052)       (9,513)       (9,417)      (45,655)      (22,799)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................       39,165      (277,715)      492,058       127,530     1,657,534       902,063
                                                -----------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................      116,904       123,105       648,467       412,603     1,972,788     1,391,919
                                                -----------------------------------------------------------------------------------
  Total increase .............................      144,374       125,587       718,827       443,269     2,219,984     1,470,771
                                                -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............      179,010       125,587       797,931       448,417     2,479,175     1,719,644

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............      122,197        19,522       178,116        57,673        15,511        55,092
    Net realized gain (loss) on investments ..       12,409            --        37,274       123,518        49,575        10,698
    Net unrealized appreciation (depreciation)
      of investments .........................      218,315            --       685,536       106,673       685,833       (22,288)
                                                -----------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............      352,921        19,522       900,926       287,864       750,919        43,502

  Changes from principal transactions:
    Purchase payments ........................      205,637       922,298       261,909       914,015       631,122       519,903
    Contract distributions and terminations ..      (12,035)      (22,343)      (50,924)      (19,737)     (190,642)      (84,670)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................      258,067      (542,196)      451,326      (300,680)      695,844       619,367
                                                -----------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ............      451,669       357,759       662,311       593,598     1,136,324     1,054,600
                                                -----------------------------------------------------------------------------------
  Total increase (decrease) ..................      804,590       377,281     1,563,237       881,462     1,887,243     1,098,102
                                                -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 ..............     $983,600      $502,868    $2,361,168    $1,329,879    $4,366,418    $2,817,746
                                                ===================================================================================



(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 11


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)


                                                                                                           PIMCO
                                                                                                        STOCKSPLUS
                                                               GLOBAL FIXED  DEVELOPING   PIMCO HIGH    GROWTH AND
                                                    GROWTH        INCOME       WORLD      YIELD BOND      INCOME     APPRECIATION
                                                   DIVISION     DIVISION(C)  DIVISION(F)  DIVISION(D)   DIVISION(E)     DIVISION
                                                -----------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................      $40,279            --            --           --            --      $356,552

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............       12,257            --            --           --            --        76,934
    Net realized gain (loss) on investments ..       (2,543)           --            --           --            --         1,129
    Net unrealized appreciation (depreciation)
      of investments .........................       38,290            --            --           --            --       251,837
                                                -----------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............       48,004            --            --           --            --       329,900

  Changes from principal transactions:
    Purchase payments ........................      224,415            --            --           --            --       246,628
    Contract distributions and terminations ..      (14,318)           --            --           --            --      (104,211)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................      122,959            --            --           --            --     2,884,568
                                                -----------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................      333,056            --            --           --            --     3,026,985
                                                -----------------------------------------------------------------------------------
  Total increase .............................      381,060            --            --           --            --     3,356,885
                                                -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............      421,339            --            --           --            --     3,713,437

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............       43,417          $200        $4,177       $1,376       $24,302        29,796
    Net realized gain (loss) on investments ..       40,070          (243)           23          (34)           (4)       58,669
    Net unrealized appreciation (depreciation)
      of investments .........................    1,685,588        (1,508)       11,102       (1,052)         (805)      419,137
                                                -----------   -----------   -----------  -----------   -----------   -----------
    Net increase (decrease) in net assets
      resulting from operations ..............    1,769,075        (1,551)       15,302          290        23,493       507,602

  Changes from principal transactions:
    Purchase payments ........................    2,761,610        13,873        55,587        3,169       285,521       321,209
    Contract distributions and terminations ..      (82,730)         (467)           --           --          (137)     (353,244)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................    1,579,670        24,044        82,528       37,145        16,436     1,136,305
                                                -----------   -----------   -----------  -----------   -----------   -----------
    Increase (decrease) in net assets derived
      from principal transactions ............    4,258,550        37,450       138,115       40,314       301,820     1,104,270
                                                -----------   -----------   -----------  -----------   -----------   -----------
  Total increase (decrease) ..................    6,027,625        35,899       153,417       40,604       325,313     1,611,872
                                                -----------   -----------   -----------  -----------   -----------   -----------
NET ASSETS AT DECEMBER 31, 1999 ..............   $6,448,964       $35,899      $153,417      $40,604      $325,313    $5,325,309
                                                ===========   ===========   ===========  ===========   ===========   ===========



(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 12


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)




                                                      SELECT
                                                       HIGH           SELECT          SELECT          SELECT          SELECT
                                                      GROWTH          GROWTH         BALANCED      CONSERVATIVE       INCOME
                                                     DIVISION        DIVISION        DIVISION        DIVISION       DIVISION(a)
                                                 -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................       $209,696        $700,943        $839,872        $657,048            --

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............        (14,742)        (12,163)         (7,361)          4,218             $(6)
    Net realized gain (loss) on investments ..          3,082           4,062           3,647           4,927              18
    Net unrealized appreciation (depreciation)
      of investments .........................        114,108         174,548         143,123          36,419           3,137
                                                 ------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............        102,448         166,447         139,409          45,564           3,149

  Changes from principal transactions:
    Purchase payments ........................         29,101         192,819         265,944          30,578              10
    Contract distributions and terminations ..       (103,262)        (81,738)       (162,374)        (21,156)         (1,383)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................      1,366,959       1,582,676       2,575,782         837,276         155,315
                                                 ------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................      1,292,798       1,693,757       2,679,352         846,698         153,942
                                                 ------------------------------------------------------------------------------
  Total increase .............................      1,395,246       1,860,204       2,818,761         892,262         157,091
                                                 ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............      1,604,942       2,561,147       3,658,633       1,549,310         157,091

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............          4,997          37,692         123,278          40,999           6,064
    Net realized gain (loss) on investments ..         60,963          69,352          40,676           5,157              (4)
    Net unrealized appreciation (depreciation)
      of investments .........................        328,588         309,860          96,713           7,624          (7,958)
                                                 ------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............        394,548         416,904         260,667          53,780          (1,898)

  Changes from principal transactions:
    Purchase payments ........................         55,479         166,612          64,932          13,232             138
    Contract distributions and terminations ..       (165,439)       (219,182)        (89,122)        (75,642)         (4,004)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................           (171)        250,863         211,393         394,429         247,386
                                                 ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ............       (110,131)        198,293         187,203         332,019         243,520
                                                 ------------------------------------------------------------------------------
  Total increase (decrease) ..................        284,417         615,197         447,870         385,799         241,622
                                                 ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 ..............     $1,889,359      $3,176,344      $4,106,503      $1,935,109        $398,713
                                                 ==============================================================================



(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.


See accompanying notes.


                                                                 13


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)


                                                                                      SMITH
                                                      SMITH           SMITH           BARNEY          SMITH
                                                      BARNEY          BARNEY          INTER-          BARNEY
                                                      MONEY          LARGE CAP       NATIONAL          HIGH
                                                      MARKET           VALUE          EQUITY          INCOME
                                                     DIVISION        DIVISION        DIVISION        DIVISION       COMBINED
                                                 ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................       $580,437        $332,970         $81,728         $53,714      $4,874,303

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............         38,681          27,201          (4,401)          6,532         438,347
    Net realized gain (loss) on investments ..           --             1,374             297             289          27,611
    Net unrealized appreciation (depreciation)
      of investments .........................           --            53,676          (6,646)         (9,106)      1,013,791
                                                 ------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............         38,681          82,251         (10,750)         (2,285)      1,479,749

  Changes from principal transactions:
    Purchase payments ........................     16,185,163          99,461          44,293           5,132      20,182,114
    Contract distributions and terminations ..         (1,865)        (33,049)         (8,720)        (18,198)       (709,023)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................    (14,516,270)      1,712,477         354,375         305,058         872,059
                                                 ------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................      1,667,028       1,778,889         389,948         291,992      20,345,150
                                                 ------------------------------------------------------------------------------
  Total increase .............................      1,705,709       1,861,140         379,198         289,707      21,824,899
                                                 ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............      2,286,146       2,194,110         460,926         343,421      26,699,202

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............         28,211          52,674          (6,122)         19,949       1,138,875
    Net realized gain (loss) on investments ..           --            16,020           9,157          (6,820)        618,232
    Net unrealized appreciation (depreciation)
      of investments .........................           --          (104,858)        277,097         (10,457)      5,083,881
                                                 ------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............         28,211         (36,164)        280,132           2,672       6,840,988

  Changes from principal transactions:
    Purchase payments ........................      1,227,624          81,924          37,165          32,993      10,825,573
    Contract distributions and terminations ..        (57,927)       (128,005)        (17,915)        (28,838)     (1,756,832)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................     (2,832,094)        287,695         (51,884)         30,514       4,605,578
                                                 ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ............     (1,662,397)        241,614         (32,634)         34,669      13,674,319
                                                 ------------------------------------------------------------------------------
  Total increase (decrease) ..................     (1,634,186)        205,450         247,498          37,341      20,515,307
                                                 ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 ..............       $651,960      $2,399,560        $708,424        $380,762     $47,214,509
                                                 ==============================================================================



(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 14

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

NOTE 1 - ORGANIZATION
First Golden American Life Insurance Company of New York Separate Account NY-B (the "Account") was established by First Golden American Life Insurance Company of New York ("First Golden") to support the operations of variable annuity contracts ("Contracts"). First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"), a wholly owned subsidiary of Equitable of Iowa Companies, Inc. First Golden is primarily engaged in the issuance of variable insurance products and is licensed as a stock life insurance company in the states of New York and Delaware.

Operations of the Account commenced on May 19, 1997. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. First Golden provides for variable accumulation and benefits under the contracts by crediting annuity considerations to one or more divisions within the Account or the First Golden Fixed Separate Account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business First
Golden may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of First Golden. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of First Golden.

At December  31,  1999,  the Account  had,  under  First  Golden's  GoldenSelect
Contracts ("DVA Plus"), twenty-three investment divisions: Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity Income (formerly Multiple Allocation), Capital Appreciation, Rising Dividends, Emerging Markets, Value Equity, Strategic Equity, Small Cap, Managed Global, Liquid Asset, Mid-Cap Growth, Capital Growth (formerly Growth & Income), Research, Total Return, Growth (formerly Value + Growth), Global Fixed Income, Developing World, PIMCO High Yield Bond, and PIMCO StocksPLUS Growth and Income. The Account also had, under First Golden's Empire PrimElite Contracts ("Empire DVA"), thirteen investment divisions: Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, Select Income, Smith Barney Money Market, Smith Barney Large Cap Value, Smith Barney International Equity, Smith Barney High Income, Mid-Cap Growth, Research, and Total Return Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as a "Portfolio") of mutual funds of The GCG Trust, PIMCO Variable Insurance Trust, Greenwich Street Series Fund Inc., Smith Barney Concert Allocation Series Inc., or Travelers Series Fund Inc. (the "Trusts"). At December 31, 1999, the Growth Opportunities division was available under GoldenSelect Contracts but did not have investments.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, First Golden requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust. On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:

    Equi-Select Series Trust                       The GCG Trust
       Investment Division                      Investment Division
 --------------------------------    ------------------------------------------

   OTC                                  Mid-Cap Growth
   Research                             Research
   Total Return                         Total Return
   Value + Growth                       Growth (formerly Value + Growth)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of First Golden which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of First Golden.

NOTE 3 - CHARGES AND FEES

There are two different death benefit options referred to as Standard and Annual Ratchet. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover First Golden's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: First Golden assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.10% and 1.25% of the assets attributable to the Standard and Annual Ratchet, respectively, to cover these risks.

ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .15% of assets attributable to the Contracts is deducted.

ADMINISTRATIVE CHARGES: An administrative charge of $30 per Contract year is deducted from the accumulation value of the Contracts to cover ongoing administrative expenses. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period.

CONTINGENT DEFERRED SALES CHARGES: A contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven-year period from the date a premium payment is received. The Surrender Charge is imposed at a rate of 7% during the first year of purchase declining to 6%, 5%, 4%, 3%, 2%, and 1% in the second, third, fourth, fifth, sixth, and seventh years, respectively.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the payment by First Golden depends on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                                      YEAR ENDED DECEMBER 31
                                                               ---------------------------------------------------------------------
                                                                            1999                                 1998
                                                               -------------------------------     ---------------------------------
                                                                 PURCHASES         SALES              PURCHASES          SALES
                                                               -------------------------------     ---------------------------------

The GCG Trust:
   Limited Maturity Bond Series..........................           $233,217          $14,477            $235,270          $221,658
   Hard Assets Series....................................              5,536           13,808              14,708               134
   All-Growth Series.....................................            129,198          111,522              61,539             1,900
   Real Estate Series....................................             10,197            5,821              38,778             2,124
   Fully Managed Series..................................            424,061           15,534             124,010             2,642
   Equity Income Series..................................            362,784            9,699             343,055             4,237
   Capital Appreciation Series...........................            790,040          166,600             162,917            36,070
   Rising Dividends Series...............................          1,594,116          172,103             719,476            80,558
   Emerging Markets Series...............................             30,981              782               7,711               210
   Value Equity Series...................................            331,388           53,685              87,808             8,564
   Strategic Equity Series...............................            284,056           72,861              40,224               370
   Small Cap Series......................................          1,008,740          183,298             144,977             3,999
   Managed Global Series.................................            616,769           43,023             128,677             6,075
   Liquid Asset Series...................................          1,562,563        1,185,346             568,535           442,884
   Mid-Cap Growth Series.................................          1,029,322          189,550             696,570            22,376
   Capital Growth Series.................................          1,595,773          944,593             507,147            89,281
   Research Series.......................................          1,448,811          299,087           2,125,108            47,761
   Total Return Series...................................          1,461,416          352,870           1,522,048            51,457
   Growth Series.........................................          4,493,415          191,652             374,316            28,818
   Global Fixed Income Series............................             42,195            4,545                  --                --
   Developing World Series...............................            142,412              120                  --                --
PIMCO Variable Insurance Trust:
   PIMCO High Yield Bond Portfolio.......................             42,460              770                  --                --
   PIMCO StocksPLUS Growth and Income Portfolio..........            327,316            1,194                  --                --
Greenwich Street Series Fund Inc.:
   Appreciation Portfolio................................          1,564,618          433,804           3,149,672           42,817
Smith Barney Concert Allocation Series Inc.:
   Select High Growth Portfolio..........................            223,352          330,386           1,463,771          184,149
   Select Growth Portfolio...............................            689,556          455,948           1,748,031           64,469
   Select Balanced Portfolio.............................            763,119          454,372           2,896,438          223,104
   Select Conservative Portfolio.........................            486,134          113,678             952,350          101,016
   Select Income Portfolio...............................            259,067            9,533             156,208            2,222
Travelers Series Fund Inc.:
   Smith Barney Money Market Portfolio...................          1,081,672        2,716,821          10,349,942        8,643,728
   Smith Barney Large Cap Value Portfolio................            439,349          146,409           1,832,568           25,463
   Smith Barney International Equity Portfolio...........             54,415           93,549             393,338            7,523
   Smith Barney High Income Portfolio....................            118,610           64,235             339,882           41,154
                                                               -------------------------------     ---------------------------------
COMBINED.................................................        $23,646,658       $8,851,675         $31,185,074      $10,386,763
                                                               ===============================     =================================




                                                                 17

NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division.

                                                                                          YEAR ENDED DECEMBER 31
                                                                        ------------------------------------------------------------
                                                                                   1999                            1998
                                                                        ----------------------------    ----------------------------
                                                                          PURCHASES       SALES           PURCHASES       SALES
                                                                        ----------------------------    ----------------------------

   Limited Maturity Bond Division................................            13,464           845            13,900         13,026
   Hard Assets Division..........................................               326           808               769             --
   All-Growth Division...........................................             5,921         6,103             4,825            105
   Real Estate Division..........................................               350           243             1,438             86
   Fully Managed Division........................................            18,110           585             5,510             80
   Equity Income Division........................................            13,318           272            14,526            132
   Capital Appreciation Division.................................            27,498         6,167             6,319          1,571
   Rising Dividends Division.....................................            64,466         7,512            31,350          3,619
   Emerging Markets Division.....................................             3,087            44             1,106              1
   Value Equity Division.........................................            19,220         4,356             4,502            464
   Strategic Equity Division.....................................            17,663         4,448             2,640              1
   Small Cap Division............................................            51,164        11,215            10,361            265
   Managed Global Division.......................................            31,115         2,189             9,472            429
   Liquid Asset Division.........................................           105,019        79,947            39,492         30,763
   Mid-Cap Growth Division.......................................            31,808         7,834            32,310          1,029
   Capital Growth Division.......................................            85,918        49,165            31,543          5,535
   Research Division.............................................            61,611        14,370            97,017          2,517
   Total Return Division.........................................            79,305        20,563            84,907          3,335
   Growth Division...............................................           210,644        11,310            24,811          2,069
   Global Fixed Income Division..................................             3,383           345                --             --
   Developing World Division.....................................            13,214            --                --             --
   PIMCO High Yield Bond Division................................             4,011            50                --             --
   PIMCO StocksPLUS Growth and Income Division...................            24,782            11                --             --
   Appreciation Division.........................................            88,587        24,412           206,044          6,065
   Select High Growth Division...................................            15,526        23,775           126,910         15,947
   Select Growth Division........................................            48,429        33,657           149,805          4,774
   Select Balanced Division......................................            50,092        36,248           253,839         19,620
   Select Conservative Division..................................            36,505         8,389            82,952          7,887
   Select Income Division........................................            21,716           529            13,837            123
   Smith Barney Money Market Division............................           100,813       246,386         1,056,277        908,145
   Smith Barney Large Cap Value Division.........................            19,242         6,966            96,558          1,398
   Smith Barney International Equity Division....................             3,938         6,242            26,616            367
   Smith Barney High Income Division.............................             7,159         4,766            24,173          2,838
                                                                        ----------------------------    ----------------------------
   COMBINED......................................................         1,277,404       619,752         2,453,809      1,032,191
                                                                        ============================    ============================


                                                                 18

NOTE 6 - NET ASSETS
Investments at net asset value at December 31, 1999 consisted of the following:

                                                LIMITED
                                                MATURITY           HARD             ALL-              REAL             FULLY
                                                  BOND            ASSETS           GROWTH            ESTATE           MANAGED
                                                DIVISION         DIVISION         DIVISION          DIVISION         DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................         $232,801          $10,287           $56,874         $44,741           $515,702
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................           11,384           (1,756)           57,425           6,236             48,421
   Net unrealized appreciation
     (depreciation) of investments.....           (6,223)             577            49,253         (10,906)           (25,484)
                                            --------------------------------------------------------------------------------------
                                                $237,962           $9,108          $163,552         $40,071           $538,639
                                            ======================================================================================

                                                 EQUITY            CAPITAL          RISING          EMERGING           VALUE
                                                 INCOME         APPRECIATION      DIVIDENDS         MARKETS           EQUITY
                                                DIVISION          DIVISION         DIVISION         DIVISION         DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................          $625,395          $669,695       $2,159,564         $56,782          $389,883
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................            92,588           100,901           98,323            (344)            3,564
   Net unrealized appreciation
     (depreciation) of investments.....           (97,488)           40,751          147,840          14,540           (11,606)
                                            --------------------------------------------------------------------------------------
                                                 $620,495          $811,347       $2,405,727         $70,978          $381,841
                                            ======================================================================================

                                                STRATEGIC           SMALL          MANAGED           LIQUID           MID-CAP
                                                 EQUITY              CAP            GLOBAL           ASSET            GROWTH
                                                DIVISION          DIVISION         DIVISION         DIVISION         DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................         $265,204            $986,008        $605,175       $480,864         $1,390,210
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................           10,578              59,925         142,452         22,004            245,104
   Net unrealized appreciation
     (depreciation) of investments.....          100,314             174,841         235,973             --            725,854
                                            --------------------------------------------------------------------------------------
                                                $376,096          $1,220,774        $983,600       $502,868         $2,361,168
                                            ======================================================================================

                                                 CAPITAL                                                            GLOBAL FIXED
                                                 GROWTH            RESEARCH       TOTAL RETURN       GROWTH            INCOME
                                                DIVISION           DIVISION         DIVISION        DIVISION          DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................        $1,011,351         $3,366,266      $2,689,349       $4,638,358          $37,450
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................           184,061            176,750         151,376           93,018              (43)
   Net unrealized appreciation
     (depreciation) of investments.....           134,467            823,402         (22,979)       1,717,588           (1,508)
                                            --------------------------------------------------------------------------------------
                                               $1,329,879         $4,366,418      $2,817,746       $6,448,964          $35,899
                                            ======================================================================================


                                                                 19

                                                                                     PIMCO
                                                                                   STOCKSPLUS
                                                DEVELOPING       PIMCO HIGH        GROWTH AND                          SELECT
                                                  WORLD          YIELD BOND          INCOME       APPRECIATION       HIGH GROWTH
                                                 DIVISION         DIVISION          DIVISION        DIVISION          DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................          $138,115          $40,314          $301,820       $4,480,078        $1,394,437
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................             4,200            1,342            24,298          185,454            53,585
   Net unrealized appreciation
     (depreciation) of investments.....            11,102           (1,052)             (805)         659,777           441,337
                                            --------------------------------------------------------------------------------------
                                                 $153,417          $40,604          $325,313       $5,325,309        $1,889,359
                                            ======================================================================================

                                                                                                                        SMITH
                                                 SELECT            SELECT           SELECT           SELECT             BARNEY
                                                 GROWTH           BALANCED       CONSERVATIVE        INCOME          MONEY MARKET
                                                DIVISION          DIVISION         DIVISION         DIVISION           DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................        $2,584,970         $3,699,952     $1,829,563         $397,462           $578,479
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................            97,506            158,468         53,851            6,072             73,481
   Net unrealized appreciation
     (depreciation) of investments.....           493,868            248,083         51,695           (4,821)                --
                                            --------------------------------------------------------------------------------------
                                               $3,176,344         $4,106,503     $1,935,109         $398,713           $651,960
                                            ======================================================================================

                                                                     SMITH            SMITH
                                              SMITH BARNEY           BARNEY           BARNEY
                                                LARGE CAP        INTERNATIONAL        HIGH
                                                 VALUE               EQUITY           INCOME
                                                DIVISION            DIVISION         DIVISION         COMBINED
                                            ---------------------------------------------------------------------

   Unit transactions...................        $2,342,686           $441,230         $379,393       $38,840,458
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................            96,261             (1,332)          19,772         2,274,925
   Net unrealized appreciation
     (depreciation) of investments.....           (39,387)           268,526          (18,403)        6,099,126
                                            ---------------------------------------------------------------------
                                               $2,399,560           $708,424         $380,762       $47,214,509
                                            =====================================================================


                                                                 20

NOTE 7 - UNIT VALUES
Accumulation unit value information for units outstanding, by Contract type, as of December 31, 1999 follows:

                                                                                                             EXTENDED
               DIVISION/CONTRACT                            UNITS                  UNIT VALUE                 VALUE
-------------------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND
   Contracts in accumulation period:
     DVA PLUS - Standard                                      6,379                  $17.00                   $108,433
     DVA PLUS - Annual Ratchet                                7,746                   16.72                    129,529
                                                                                                          ---------------
                                                                                                               237,962

HARD ASSETS
   Contracts in accumulation period:
     DVA PLUS - Annual Ratchet                                  525                   17.37                      9,108

ALL-GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                         98                   32.46                      3,181
     DVA PLUS - Annual Ratchet                                5,022                   31.93                    160,371
                                                                                                          ---------------
                                                                                                               163,552

REAL ESTATE
   Contracts in accumulation period:
     DVA PLUS - Standard                                        356                   20.96                      7,463
     DVA PLUS - Annual Ratchet                                1,581                   20.62                     32,608
                                                                                                          ---------------
                                                                                                                40,071

FULLY MANAGED
   Contracts in accumulation period:
     DVA PLUS - Standard                                     13,633                   22.01                    300,015
     DVA PLUS - Annual Ratchet                               11,023                   21.65                    238,624
                                                                                                          ---------------
                                                                                                               538,639

EQUITY INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                     12,749                   21.83                    278,319
     DVA PLUS - Annual Ratchet                               15,934                   21.47                    342,176
                                                                                                          ---------------
                                                                                                               620,495

CAPITAL APPRECIATION
   Contracts in accumulation period:
     DVA PLUS - Standard                                     11,524                   30.46                    351,008
     DVA PLUS - Annual Ratchet                               15,289                   30.11                    460,339
                                                                                                          ---------------
                                                                                                               811,347

RISING DIVIDENDS
   Contracts in accumulation period:
     DVA PLUS - Standard                                     13,823                   26.07                    360,434
     DVA PLUS - Annual Ratchet                               79,175                   25.83                  2,045,293
                                                                                                          ---------------
                                                                                                             2,405,727

EMERGING MARKETS
   Contracts in accumulation period:
     DVA PLUS - Standard                                        523                   12.01                      6,280
     DVA PLUS - Annual Ratchet                                5,437                   11.90                     64,698
                                                                                                          ---------------
                                                                                                                70,978


                                                                 21


                                                                                                             EXTENDED
               DIVISION/CONTRACT                            UNITS                  UNIT VALUE                 VALUE
-------------------------------------------------------------------------------------------------------------------------

VALUE EQUITY
   Contracts in accumulation period:
     DVA PLUS - Standard                                      5,400                  $18.28                    $98,702
     DVA PLUS - Annual Ratchet                               15,606                   18.14                    283,139
                                                                                                          ---------------
                                                                                                               381,841

STRATEGIC EQUITY
   Contracts in accumulation period:
     DVA PLUS - Standard                                      6,034                   22.06                    133,111
     DVA PLUS - Annual Ratchet                               11,085                   21.92                    242,985
                                                                                                          ---------------
                                                                                                               376,096

SMALL CAP
   Contracts in accumulation period:
     DVA PLUS - Standard                                      2,466                   22.96                     56,620
     DVA PLUS - Annual Ratchet                               51,013                   22.82                  1,164,154
                                                                                                          ---------------
                                                                                                             1,220,774

MANAGED GLOBAL
   Contracts in accumulation period:
     DVA PLUS - Standard                                      9,519                   24.23                    230,606
     DVA PLUS - Annual Ratchet                               31,419                   23.97                    752,994
                                                                                                          ---------------
                                                                                                               983,600

LIQUID ASSET
   Contracts in accumulation period:
     DVA PLUS - Standard                                     11,408                   15.04                    171,572
     DVA PLUS - Annual Ratchet                               22,393                   14.79                    331,296
                                                                                                          ---------------
                                                                                                               502,868

MID-CAP GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                      5,029                   39.97                    200,991
     DVA PLUS - Annual Ratchet                               20,524                   39.59                    812,641
     Empire DVA - Standard                                    6,860                   39.97                    274,170
     Empire DVA - Annual Ratchet                             27,110                   39.59                  1,073,366
                                                                                                          ---------------
                                                                                                             2,361,168

CAPITAL GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                      9,819                   21.18                    207,943
     DVA  PLUS - Annual Ratchet                              53,276                   21.06                  1,121,936
                                                                                                          ---------------
                                                                                                             1,329,879

RESEARCH
   Contracts in accumulation period:
     DVA PLUS - Standard                                      4,336                   28.25                    122,494
     DVA PLUS - Annual Ratchet                               42,718                   28.04                  1,197,765
     Empire DVA - Standard                                   28,303                   28.25                    799,572
     Empire DVA - Annual Ratchet                             80,121                   28.04                  2,246,587
                                                                                                          ---------------
                                                                                                             4,366,418


                                                                 22


                                                                                                             EXTENDED
               DIVISION/CONTRACT                            UNITS                  UNIT VALUE                 VALUE
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
   Contracts in accumulation period:
     DVA PLUS - Standard                                     21,350                  $18.20                   $388,548
     DVA PLUS - Annual Ratchet                               59,347                   18.06                  1,071,798
     Empire DVA - Standard                                   11,367                   18.20                    206,868
     Empire DVA - Annual Ratchet                             63,706                   18.06                  1,150,532
                                                                                                          ---------------
                                                                                                             2,817,746

GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                     27,730                   28.78                    798,100
     DVA PLUS - Annual Ratchet                              197,439                   28.62                  5,650,864
                                                                                                          ---------------
                                                                                                             6,448,964

GLOBAL FIXED INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                        822                   11.88                      9,769
     DVA PLUS - Annual Ratchet                                2,216                   11.79                     26,130
                                                                                                          ---------------
                                                                                                                35,899

DEVELOPING WORLD
   Contracts in accumulation period:
     DVA PLUS - Annual Ratchet                               13,214                   11.61                    153,417

PIMCO HIGH YIELD BOND
   Contracts in accumulation period:
     DVA PLUS - Standard                                      1,835                   10.27                     18,837
     DVA PLUS - Annual Ratchet                                2,126                   10.24                     21,767
                                                                                                          ---------------
                                                                                                                40,604

PIMCO STOCKSPLUS GROWTH AND INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                      1,205                   13.16                     15,863
     DVA PLUS - Annual Ratchet                               23,566                   13.13                    309,450
                                                                                                          ---------------
                                                                                                               325,313

APPRECIATION
   Contracts in accumulation period:
     Empire DVA - Standard                                   76,186                   18.47                  1,406,817
     Empire DVA - Annual Ratchet                            213,407                   18.36                  3,918,492
                                                                                                          ---------------
                                                                                                             5,325,309

SELECT HIGH GROWTH
   Contracts in accumulation period:
     Empire DVA - Standard                                   23,981                   15.54                    372,586
     Empire DVA - Annual Ratchet                             98,054                   15.47                  1,516,773
                                                                                                          ---------------
                                                                                                             1,889,359

SELECT GROWTH
   Contracts in accumulation period:
     Empire DVA - Standard                                   40,969                   14.28                    584,901
     Empire DVA - Annual Ratchet                            182,316                   14.21                  2,591,443
                                                                                                          ---------------
                                                                                                             3,176,344


                                                                 23


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                             EXTENDED
               DIVISION/CONTRACT                            UNITS                  UNIT VALUE                 VALUE
------------------------------------------------- --------------------------- --------------------- ----- ---------------

SELECT BALANCED
   Contracts in accumulation period:
     Empire DVA - Standard                                   77,274                  $12.72                    $982,802
     Empire DVA - Annual Ratchet                            246,738                   12.66                   3,123,701
                                                                                                          ---------------
                                                                                                              4,106,503

SELECT CONSERVATIVE
   Contracts in accumulation period:
     Empire DVA - Standard                                   49,301                   11.95                     588,998
     Empire DVA - Annual Ratchet                            113,214                   11.89                   1,346,111
                                                                                                          ---------------
                                                                                                              1,935,109

SELECT INCOME
   Contracts in accumulation period:
     Empire DVA - Standard                                   22,717                   11.44                     259,924
     Empire DVA - Annual Ratchet                             12,184                   11.39                     138,789
                                                                                                          ---------------
                                                                                                                398,713
SMITH BARNEY MONEY MARKET
   Contracts in accumulation period:
     Empire DVA - Standard                                   12,604                   11.82                     149,030
     Empire DVA - Annual Ratchet                             42,839                   11.74                     502,930
                                                                                                          ---------------
                                                                                                                651,960
SMITH BARNEY LARGE CAP VALUE
   Contracts in accumulation period:
     Empire DVA - Standard                                   39,627                   19.11                     757,216
     Empire DVA - Annual Ratchet                             86,551                   18.98                   1,642,344
                                                                                                          ---------------
                                                                                                              2,399,560
SMITH BARNEY INTERNATIONAL EQUITY
   Contracts in accumulation period:
     Empire DVA - Standard                                    6,006                   23.78                     142,796
     Empire DVA - Annual Ratchet                             23,956                   23.61                     565,628
                                                                                                          ---------------
                                                                                                                708,424
SMITH BARNEY HIGH INCOME
   Contracts in accumulation period:
     Empire DVA - Standard                                   10,584                   13.84                     146,431
     Empire DVA - Annual Ratchet                             17,055                   13.74                     234,331
                                                                                                          ---------------
                                                                                                                380,762
                                                        -------------                                     ---------------
COMBINED                                                  2,466,742                                         $47,214,509
                                                        =============                                     ===============


                                                                 24

                                            File Nos. 333-16501, 811-7935
                                            Filed under Rule 497(c)

                  STATEMENT OF ADDITIONAL INFORMATION
                           FOR EMPIRE PRIMELITE

<

                       Statement of Additional Information

                                EMPIRE PRIMELITE

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

                         ISSUED BY SEPARATE ACCOUNT NY-B
           OF FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus for the First Golden American Life Insurance Company of New York Deferred Combination Variable and Fixed Annuity Contract which is referred to herein.

The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to First Golden American Life Insurance Company of New York, Customer Service Center, 230 Park Avenue, Suite 966, New York, New York 10169-0999 or telephone 1-800-963-9539.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   MAY 1, 2000

                                TABLE OF CONTENTS

Item                                                                        Page
Introduction.............................................................      1
Description of First Golden American Life Insurance Company of New York..      1
Safekeeping of Assets....................................................      1
The Administrator........................................................      1
Independent Auditors.....................................................      1
Distribution of Contracts................................................      2
Performance Information..................................................      2
IRA Partial Withdrawal Option............................................      7
Other Information........................................................      7
Financial Statements of Separate Account NY-B............................      8

                                  INTRODUCTION
This Statement of Additional Information provides background information regarding Separate Account NY-B.

               DESCRIPTION OF FIRST GOLDEN AMERICAN LIFE INSURANCE
                               COMPANY OF NEW YORK
First Golden American Life Insurance Company of New York ("First Golden") is a stock life insurance company organized under the laws of the State of New York. First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"). On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, Equitable of Iowa and ING Groep N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with approximately $495 billion in assets as of December 31, 1999. As of December 31, 1999, First Golden has approximately $83.1 million in total assets. First Golden is licensed to do variable annuity business in the states of Delaware and New York.

                              SAFEKEEPING OF ASSETS
First Golden American acts as its own custodian for Separate Account NY-B.

                                THE ADMINISTRATOR
On November 8, 1996, First Golden and Golden American entered into an administrative service agreement pursuant to which Golden American agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Golden American in relation to this service agreement will be reimbursed by First Golden on an allocated cost basis. First Golden entered into a similar agreement with another affiliate, Equitable Life Insurance Company of Iowa ("Equitable Life"), for additional services. For the years ended December 31, 1999 and 1998, First Golden incurred expenses of $137,000 and $248,000, respectively, under the agreement with Golden American and $142,000 and $165,000, respectively, under the agreement with Equitable Life.

Also on November 8, 1996, First Golden and DSI entered into a service agreement pursuant to which First Golden has agreed to provide DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. First Golden expects to charge DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by First Golden's employees on behalf of DSI. For the year ended December 31, 1999 and 1998, charges to Golden American for these services were $269,000 and $210,000, respectively, and charges to DSI for these services were $387,000 and $75,000, respectively.

                              INDEPENDENT AUDITORS
Ernst & Young LLP, independent auditors, performs annual audits of First Golden and Separate Account NY-B.

                            DISTRIBUTION OF CONTRACTS
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of First Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by First Golden American. The variable insurance products were sold primarily through two broker/dealer institutions during the year ended December 31, 1997, through two broker/dealer institutions during the year ended December 31, 1998 and through three broker/dealer institutions during the year ended December 31, 1999. For the years ended 1999, and 1998 commissions paid by First Golden to Directed Services, Inc. aggregated $697,000 and $1,754,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

                             PERFORMANCE INFORMATION
Performance information for the subaccounts of Separate Account NY-B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non- standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by parentheses. Performance information for measures other than total return do not reflect sales load which can have a maximum level of 6.5% of premium, and any applicable premium tax that can range from 0% to 3.5%.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS
Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro-rata share of subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

            EFFECTIVE YIELD = [(BASE PERIOD RETURN) +1)^(365/7)] - 1

The current yield and effective yield of the Smith Barney Money Market subaccount for the 7-day period December 25, 1999 to December 31, 1999 were 3.89% and 3.97%, respectively.

SEC STANDARD 30-DAY YIELD FOR ALL SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income per Unit (contract value divided by the index of investment experience) earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                    Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account NY-B is earned from the increase in net asset value of shares of the Investment portfolio in which the Subaccount invests and from dividends declared and paid by the Investment portfolio, which are automatically reinvested in shares of the Investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the investment portfolio), calculated pursuant to the formula:

                               P(1+T)^n = ERV

Where:
          (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The SEC requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 1999 were as follows:

Average Annual Total Return for Periods Ending 12/31/99 - Standardized
----------------------------------------------------------------------

                                                                              From        Inception
                                      1 Year       5 Years    10 Years      Inception        Date
THE GCG TRUST
Total Return                          -5.17%       12.51%*       n/a         11.64%*       10/7/94
Research                              15.39%       23.24%*       n/a         21.53%*       10/7/94
Mid-Cap Growth                        69.45%       30.46%*       n/a         29.86%*       10/7/94

TRAVELERS SERIES FUND, INC.
Smith Barney Large Cap Value          -8.48%         n/a         n/a         14.02%         4/5/95
Smith Barney International Equity     58.29%         n/a         n/a         19.35%        3/27/95
Smith Barney High Income              -5.96%         n/a         n/a          6.44%        4/28/95
Smith Barney Money Market             -3.82%         n/a         n/a          2.88%        5/24/95

GREENWICH STREET SERIES FUND
Appreciation                           4.41%         n/a         n/a         16.69%        3/22/96

SMITH BARNEY CONCERT ALLOCATION SERIES, INC.
Select High Growth                    17.97%         n/a         n/a         14.83%         2/5/97
Select Growth                          7.39%         n/a         n/a         11.42%         2/5/97
Select Balanced                       -1.08%         n/a         n/a          6.90%         2/5/97
Select Conservative                   -4.45%         n/a         n/a          4.53%         2/5/97
Select Income                         -7.88%         n/a         n/a          2.92%         2/5/97

-------------------------
* Total return calculation reflects partial waiver of fees and expenses.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the Investment portfolio), calculated pursuant to the formula:

                                 P(1+T)^n = ERV

Where:
          (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for the subaccounts presented on a non-standardized basis which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/99 - Non-Standardized
--------------------------------------------------------------------------

                                                                              From        Inception
                                      1 Year       5 Years     10 Years     Inception        Date
THE GCG TRUST
Total Return                           1.93%       12.96%*        n/a        11.95%*       10/7/94
Research                              22.49%       23.56%*        n/a        21.76%*       10/7/94
Mid-Cap Growth                        76.56%       30.74%*        n/a        30.06%*       10/7/94

TRAVELERS SERIES FUND, INC.
Smith Barney Large Cap Value          -1.38%         n/a          n/a        14.46%         4/5/95
Smith Barney International Equity     65.39%         n/a          n/a        19.75%        3/27/95
Smith Barney High Income               1.14%         n/a          n/a         7.02%        4/28/95
Smith Barney Money Market              3.29%         n/a          n/a         3.54%        5/24/95

GREENWICH STREET SERIES FUND
Appreciation                          11.51%         n/a          n/a        17.44%        3/22/96

SMITH BARNEY CONCERT ALLOCATION SERIES, INC.
Select High Growth                    25.08%         n/a          n/a        16.21%         2/5/97
Select Growth                         14.49%         n/a          n/a        12.87%         2/5/97
Select Balanced                        6.02%         n/a          n/a         8.47%         2/5/97
Select Conservative                    2.65%         n/a          n/a         6.16%         2/5/97
Select Income                         -0.78%         n/a          n/a         4.59%         2/5/97

-------------------------
* Total return calculation reflects partial waiver of fees and expenses.

Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Investment portfolio of the trust in which the Separate Account NY-B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of First Golden as an insurance company by A.M. Best Company may be referred to in advertisements or in reports to contract owners. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A++ to F.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Measurement of Investment Experience. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Annual Ratchet Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the Standard Death Benefit Option is lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV
   EXAMPLE 1.

   1. AUV, beginning of period                                          $10.00
   2. Value of securities, beginning of period                          $10.00
   3. Change in value of securities                                    $  0.10
   4. Gross investment return (3) divided by (2)                          0.01
   5. Less daily mortality and expense charge                       0.00003446
   6. Less asset based administrative charge                        0.00000411
   7. Net investment return (4) minus (5) minus (6)                 0.00996164
   8. Net investment factor (1.000000) plus (7)                     1.00996164
   9. AUV, end of period (1) multiplied by (8)                    $10.09961644

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
   EXAMPLE 2.

   1. Initial Premium Payment                                         $  1,000
   2. AUV on effective date of purchase (see Example 1)               $  10.00
   3. Number of Units purchased [(1) divided by (2)]                       100
   4. AUV for valuation date following purchase
      (see Example 1)                                              $10.0996164
   5. Contract  Value in account for valuation date
      following purchase [(3) multiplied by (4)]                   $  1,009.96

                          IRA PARTIAL WITHDRAWAL OPTION
If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected distributions must nonetheless be made in accordance with the requirements of Federal tax law.

First Golden notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when First Golden receives the completed election form.

First Golden calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner

                                OTHER INFORMATION
Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                  FINANCIAL STATEMENTS OF SEPARATE ACCOUNT NY-B
The audited financial statements of Separate Account NY-B are listed below and are included in this Statement of Additional Information:

        Report of Independent Auditors
        Audited Financial Statements
        Statement of Net Assets as of December 31, 1999
        Statements of Operations for the year ended December 31, 1999 Statements of Changes in Net Assets for the year ended December
                 31, 1999 and 1998
        Notes to Financial Statements

                              FINANCIAL STATEMENTS

                  FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                  OF NEW YORK
                             SEPARATE ACCOUNT NY-B

                          YEAR ENDED DECEMBER 31, 1999
                      WITH REPORT OF INDEPENDENT AUDITORS

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B

                              FINANCIAL STATEMENTS


                          YEAR ENDED DECEMBER 31, 1999




                                TABLE OF CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Statement of Net Assets.......................................................2
Statements of Operations......................................................3
Statements of Changes in Net Assets...........................................9
Notes to Financial Statements................................................15

                         Report of Independent Auditors

The Board of Directors and Participants
First Golden American Life Insurance Company of New York


We have audited the accompanying statement of net assets of First Golden American Life Insurance Company of New York Separate Account NY-B (comprised of the Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging Markets, Value Equity, Strategic Equity, Small Cap, Managed Global, Liquid Asset, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, Select Income, Smith Barney Money Market, Smith Barney Large Cap Value, Smith Barney International Equity, and Smith Barney High Income Divisions) as of December 31, 1999, and the related statements of operations and the changes in net assets for the periods as disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of of First Golden American Life Insurance Company of New York Separate Account NY-B at December 31, 1999, and the results of its operations and the changes in its net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa
February 25, 2000



                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                       STATEMENTS OF NET ASSETS
                                                          DECEMBER 31, 1999

   ASSETS                                                                                              COMBINED
                                                                                                  --------------------
     Investments at net asset value:
      The GCG Trust:
        Limited Maturity Bond Series, 22,837 shares (cost - $244,185).....................               $237,962
        Hard Assets Series, 774 shares (cost - $8,531)....................................                  9,108
        All-Growth Series, 6,500 shares (cost - $114,299).................................                163,552
        Real Estate Series, 3,306 shares (cost - $50,977).................................                 40,071
        Fully Managed Series, 35,790 shares (cost - $564,123).............................                538,639
        Equity Income Series, 55,204 shares (cost - $717,983).............................                620,495
        Capital Appreciation Series, 40,527 shares (cost - $770,596)......................                811,347
        Rising Dividends Series, 96,849 shares (cost - $2,257,887)........................              2,405,727
        Emerging Markets Series, 5,794 shares (cost - $56,438)............................                 70,978
        Value Equity Series, 24,603 shares (cost - $393,447)..............................                381,841
        Strategic Equity Series, 18,852 shares (cost - $275,782)..........................                376,096
        Small Cap Series, 52,081 shares (cost - $1,045,933)...............................              1,220,774
        Managed Global Series, 49,279 shares (cost - $747,627)............................                983,600
        Liquid Asset Series, 502,868 shares (cost - $502,868).............................                502,868
        Mid-Cap Growth Series, 79,796 shares (cost - $1,635,314)..........................              2,361,168
        Capital Growth Series, 71,808 shares (cost - $1,195,412)..........................              1,329,879
        Research Series, 175,994 shares (cost - $3,543,016)...............................              4,366,418
        Total Return Series, 178,326 shares (cost - $2,840,725)...........................              2,817,746
        Growth Series, 234,593 shares (cost - $4,731,376).................................              6,448,964
        Global Fixed Income Series, 3,568 shares (cost - $37,407).........................                 35,899
        Developing World Series, 13,271 shares (cost - $142,315)..........................                153,417
      PIMCO Variable Insurance Trust:
        PIMCO High Yield Bond Portfolio, 4,423 shares (cost - $41,656)....................                 40,604
        PIMCO StocksPLUS Growth and Income Portfolio, 23,991 shares
          (cost - $326,118)...............................................................                325,313
      Greenwich Street Series Fund Inc.:
        Appreciation Portfolio, 227,675 shares (cost - $4,665,532)........................              5,325,309
      Smith Barney Concert Allocation Series Inc.:
        Select High Growth Portfolio, 120,353 shares (cost - $1,448,022)..................              1,889,359
        Select Growth Portfolio, 223,709 shares (cost - $2,682,476).......................              3,176,344
        Select Balanced Portfolio, 332,525 shares (cost - $3,858,420).....................              4,106,503
        Select Conservative Portfolio, 165,255 shares (cost - $1,883,414).................              1,935,109
        Select Income Portfolio, 35,410 shares (cost - $403,534)..........................                398,713
      Travelers Series Fund Inc.:
        Smith Barney Money Market Portfolio, 651,960 shares (cost - $651,960).............                651,960
        Smith Barney Large Cap Value Portfolio, 122,991 shares (cost - $2,438,947)........              2,399,560
        Smith Barney International Equity Portfolio, 30,841 shares (cost - $439,898)......                708,424
        Smith Barney High Income Portfolio, 31,520 shares (cost - $399,165)...............                380,762
                                                                                                  --------------------
        TOTAL NET ASSETS (cost - $41,115,383).............................................            $47,214,509
                                                                                                  ====================



See accompanying notes.




                                                                  2


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED


                                          LIMITED
                                          MATURITY          HARD           ALL-          REAL           FULLY         EQUITY
                                            BOND           ASSETS         GROWTH        ESTATE         MANAGED        INCOME
                                          DIVISION        DIVISION       DIVISION      DIVISION       DIVISION       DIVISION
                                          ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................        $8,082            $83        $24,364        $1,664        $20,869        $30,117
    Capital gains distributions .....            --             --          6,417         1,115         18,294         33,255
                                          ------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........         8,082             83         30,781         2,779         39,163         63,372

   Expenses:
    Mortality and expense risk and
      other charges .................         1,473            230          1,848           565          4,907          6,159
    Annual administrative charges ...            36              2              7             2             55             43
    Contingent deferred sales charges            27             --             39           215             --             --
                                          ------------------------------------------------------------------------------------
   TOTAL EXPENSES ...................         1,536            232          1,894           782          4,962          6,202
                                          ------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....         6,546           (149)        28,887         1,997         34,201         57,170

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................          (171)        (3,598)        28,525        (1,532)           711         (1,008)
    Net unrealized appreciation
      (depreciation) of investments .        (5,878)         6,598         35,537        (2,686)       (17,827)       (77,800)
                                          ------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........          $497         $2,851        $92,949       $(2,221)       $17,085       $(21,638)
                                          ====================================================================================




(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.




See accompanying notes.


                                                                  3


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                            (CONTINUED)


                                           CAPITAL
                                           APPREC-       RISING        EMERGING        VALUE         STRATEGIC        SMALL
                                           IATION       DIVIDENDS      MARKETS         EQUITY          EQUITY          CAP
                                          DIVISION      DIVISION       DIVISION       DIVISION        DIVISION       DIVISION
                                          -----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................       $14,853       $11,666          $632         $2,171           $401        $22,342
    Capital gains distributions .....        78,395        48,022            --          4,305          1,042         10,083
                                          -----------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........        93,248        59,688           632          6,476          1,443         32,425

   Expenses:
    Mortality and expense risk and
      other charges .................         6,093        22,360           442          2,320          2,328          4,952
    Annual administrative charges ...             4           138             3             14             17             10
    Contingent deferred sales charges         1,782         1,659            --            160            202            326
                                          -----------------------------------------------------------------------------------
   TOTAL EXPENSES ...................         7,879        24,157           445          2,494          2,547          5,288
                                          -----------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....        85,369        35,531           187          3,982         (1,104)        27,137

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................         5,171        25,624          (108)        (3,825)         7,780         34,207
    Net unrealized appreciation
      (depreciation) of investments .        48,292       142,866        21,886         (4,651)       101,437        152,967
                                          -----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........      $138,832      $204,021       $21,965        $(4,494)      $108,113       $214,311
                                          ===================================================================================




(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.




See accompanying notes.


                                                                 4


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)


                                             MANAGED        LIQUID         MID-CAP        CAPITAL                        TOTAL
                                             GLOBAL          ASSET         GROWTH         GROWTH        RESEARCH        RETURN
                                            DIVISION       DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                          --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................        $47,377        $27,537       $186,537        $69,176        $51,338        $78,562
    Capital gains distributions .....         81,504             --         10,492          2,087         18,579         10,921
                                          --------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........        128,881         27,537        197,029         71,263         69,917         89,483

   Expenses:
    Mortality and expense risk and
      other charges .................          6,545          8,007         17,001         13,527         45,393         31,114
    Annual administrative charges ...             46             --            147             52            274             90
    Contingent deferred sales charges             93              8          1,765             11          8,739          3,187
                                          --------------------------------------------------------------------------------------
   TOTAL EXPENSES ...................          6,684          8,015         18,913         13,590         54,406         34,391
                                          --------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....        122,197         19,522        178,116         57,673         15,511         55,092

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................         12,409             --         37,274        123,518         49,575         10,698
    Net unrealized appreciation
      (depreciation) of investments .        218,315             --        685,536        106,673        685,833        (22,288)
                                          --------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........       $352,921        $19,522       $900,926       $287,864       $750,919        $43,502
                                          ======================================================================================



(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 5


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)


                                                                                                          PIMCO
                                                           GLOBAL                                       STOCKSPLUS
                                                            FIXED        DEVELOPING     PIMCO HIGH      GROWTH AND         APPRE-
                                             GROWTH        INCOME          WORLD        YIELD BOND        INCOME          CIATION
                                            DIVISION     DIVISION(a)    DIVISION(d)    DIVISION(b)      DIVISION(c)       DIVISION
                                         ------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................        $65,864           $506          $4,322         $1,650         $15,133         $34,538
    Capital gains distributions .....          5,774             --              --             --          10,373          77,617
                                          -----------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........         71,638            506           4,322          1,650          25,506         112,155

   Expenses:
    Mortality and expense risk and
      other charges .................         26,319            306             141            272           1,204          66,551
    Annual administrative charges ...            117             --               4              2              --             387
    Contingent deferred sales charges          1,785             --              --             --              --          15,421
                                          -----------------------------------------------------------------------------------------
   TOTAL EXPENSES ...................         28,221            306             145            274           1,204          82,359
                                          -----------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....         43,417            200           4,177          1,376          24,302          29,796

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................         40,070           (243)             23            (34)             (4)         58,669
    Net unrealized appreciation
      (depreciation) of investments .      1,685,588         (1,508)         11,102         (1,052)           (805)        419,137
                                          -----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........     $1,769,075        $(1,551)        $15,302           $290         $23,493        $507,602
                                          =========================================================================================



(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 6


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)


                                             SELECT
                                              HIGH          SELECT         SELECT         SELECT          SELECT
                                             GROWTH         GROWTH        BALANCED     CONSERVATIVE       INCOME
                                            DIVISION       DIVISION       DIVISION       DIVISION        DIVISION
                                          ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................         $8,415        $30,756        $71,263        $42,709         $8,385
    Capital gains distributions .....         25,293         57,588        108,357         26,405          1,781
                                          -----------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........         33,708         88,344        179,620         69,114         10,166

   Expenses:
    Mortality and expense risk and
      other charges .................         23,706         41,199         54,134         25,024          4,099
    Annual administrative charges ...             --             69             22            105              3
    Contingent deferred sales charges          5,005          9,384          2,186          2,986             --
                                          -----------------------------------------------------------------------
   TOTAL EXPENSES ...................         28,711         50,652         56,342         28,115          4,102
                                          -----------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....          4,997         37,692        123,278         40,999          6,064

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................         60,963         69,352         40,676          5,157             (4)
    Net unrealized appreciation
      (depreciation) of investments .        328,588        309,860         96,713          7,624         (7,958)
                                          -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........       $394,548       $416,904       $260,667        $53,780        $(1,898)
                                          =======================================================================



(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 7


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)


                                            SMITH           SMITH           SMITH           SMITH
                                            BARNEY          BARNEY          BARNEY          BARNEY
                                             MONEY         LARGE CAP     INTERNATIONAL       HIGH
                                            MARKET          VALUE           EQUITY          INCOME
                                           DIVISION        DIVISION        DIVISION        DIVISION        COMBINED
                                         ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................        $46,382        $28,748          $1,487         $26,502        $984,431
    Capital gains distributions .....             --         61,645              --              --         699,344
                                         ---------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........         46,382         90,393           1,487          26,502       1,683,775

   Expenses:
    Mortality and expense risk and
      other charges .................         13,599         33,251           6,715           5,122         476,906
    Annual administrative charges ...             --            101              43               1           1,794
    Contingent deferred sales charges          4,572          4,367             851           1,430          66,200
                                         ---------------------------------------------------------------------------
   TOTAL EXPENSES ...................         18,171         37,719           7,609           6,553         544,900
                                         ---------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....         28,211         52,674          (6,122)         19,949       1,138,875

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................             --         16,020           9,157          (6,820)        618,232
    Net unrealized appreciation
      (depreciation) of investments .             --       (104,858)        277,097         (10,457)      5,083,881
                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........        $28,211       $(36,164)       $280,132          $2,672      $6,840,988
                                         ===========================================================================



(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 8


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED


                                                   LIMITED
                                                   MATURITY        HARD          ALL-          REAL          FULLY         EQUITY
                                                     BOND         ASSETS        GROWTH        ESTATE        MANAGED        INCOME
                                                   DIVISION      DIVISION      DIVISION      DIVISION      DIVISION       DIVISION
                                                -----------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................      $10,053        $4,897        $8,300       $12,171       $33,448       $25,543

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............        3,017         1,171            (8)        5,119        11,005        34,110
    Net realized gain (loss) on investments ..        1,392           (82)         (177)          (57)          140           189
    Net unrealized appreciation (depreciation)
      of investments .........................          203        (5,017)       14,043        (8,862)       (7,735)      (18,339)
                                                -----------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............        4,612        (3,928)       13,858        (3,800)        3,410        15,960

  Changes from principal transactions:
    Purchase payments ........................        4,243        10,986        52,783        23,949        75,951       102,392
    Contract distributions and terminations ..       (5,921)           --        (2,091)       (1,942)       (2,915)       (2,978)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................       12,241         2,411         8,932         9,503        37,266       205,138
                                                -----------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................       10,563        13,397        59,624        31,510       110,302       304,552
                                                -----------------------------------------------------------------------------------
  Total increase .............................       15,175         9,469        73,482        27,710       113,712       320,512
                                                -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............       25,228        14,366        81,782        39,881       147,160       346,055

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............        6,546          (149)       28,887         1,997        34,201        57,170
    Net realized gain (loss) on investments ..         (171)       (3,598)       28,525        (1,532)          711        (1,008)
    Net unrealized appreciation (depreciation)
      of investments .........................       (5,878)        6,598        35,537        (2,686)      (17,827)      (77,800)
                                                -----------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............          497         2,851        92,949        (2,221)       17,085       (21,638)

  Changes from principal transactions:
    Purchase payments ........................       19,412           154           212           107       288,781       144,601
    Contract distributions and terminations ..       (1,897)           --        (1,475)       (5,274)      (12,450)       (3,093)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................      194,722        (8,263)       (9,916)        7,578        98,063       154,570
                                                -----------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ............      212,237        (8,109)      (11,179)        2,411       374,394       296,078
                                                -----------------------------------------------------------------------------------
  Total increase (decrease) ..................      212,734        (5,258)       81,770           190       391,479       274,440
                                                -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 ..............     $237,962        $9,108      $163,552       $40,071      $538,639      $620,495
                                                ===================================================================================




(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 9


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                            (CONTINUED)


                                                   CAPITAL        RISING       EMERGING        VALUE      STRATEGIC        SMALL
                                                APPRECIATION    DIVIDENDS       MARKETS       EQUITY        EQUITY          CAP
                                                  DIVISION       DIVISION      DIVISION      DIVISION      DIVISION       DIVISION
                                                ------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................      $16,177      $166,960       $15,761       $38,518       $18,077       $44,207

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............       10,398        24,107          (229)        1,897         3,094        (1,398)
    Net realized gain (loss) on investments ..       (1,319)        9,972          (111)       (1,535)           43           108
    Net unrealized appreciation (depreciation)
      of investments .........................       (7,271)         (683)       (4,156)       (3,654)       (2,309)       22,839
                                                ------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............        1,808        33,396        (4,496)       (3,292)          828        21,549

  Changes from principal transactions:
    Purchase payments ........................      106,557       502,600         3,608        71,576            --        79,797
    Contract distributions and terminations ..       (2,271)      (30,903)           --        (7,632)           --        (3,119)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................       12,077       142,849         4,120        13,355        36,747        65,610
                                                ------------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................      116,363       614,546         7,728        77,299        36,747       142,288
                                                ------------------------------------------------------------------------------------
  Total increase .............................      118,171       647,942         3,232        74,007        37,575       163,837
                                                ------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............      134,348       814,902        18,993       112,525        55,652       208,044

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............       85,369        35,531           187         3,982        (1,104)       27,137
    Net realized gain (loss) on investments ..        5,171        25,624          (108)       (3,825)        7,780        34,207
    Net unrealized appreciation (depreciation)
      of investments .........................       48,292       142,866        21,886        (4,651)      101,437       152,967
                                                ------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............      138,832       204,021        21,965        (4,494)      108,113       214,311

  Changes from principal transactions:
    Purchase payments ........................      468,603       833,819        17,090       101,843        38,186       336,813
    Contract distributions and terminations ..      (35,181)      (68,076)         (402)      (11,027)       (3,582)      (11,372)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................      104,745       621,061        13,332       182,994       177,727       472,978
                                                ------------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ............      538,167     1,386,804        30,020       273,810       212,331       798,419
                                                ------------------------------------------------------------------------------------
  Total increase (decrease) ..................      676,999     1,590,825        51,985       269,316       320,444     1,012,730
                                                ------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 ..............     $811,347    $2,405,727       $70,978      $381,841      $376,096    $1,220,774
                                                ====================================================================================




(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 10


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)


                                                    MANAGED       LIQUID        MID-CAP       CAPITAL                       TOTAL
                                                    GLOBAL        ASSET         GROWTH        GROWTH       RESEARCH        RETURN
                                                   DIVISION     DIVISION(B)    DIVISION      DIVISION      DIVISION       DIVISION
                                                -----------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................      $34,636            --       $79,104        $5,148      $259,191      $248,873

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............        5,600        $2,482        25,175         5,173       102,772        77,712
    Net realized gain (loss) on investments ..          (94)           --         1,857        (2,689)        3,010           682
    Net unrealized appreciation (depreciation)
      of investments .........................       21,964            --        43,328        28,182       141,414           458
                                                -----------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............       27,470         2,482        70,360        30,666       247,196        78,852

  Changes from principal transactions:
    Purchase payments ........................       85,280       404,872       165,922       294,490       360,909       512,655
    Contract distributions and terminations ..       (7,541)       (4,052)       (9,513)       (9,417)      (45,655)      (22,799)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................       39,165      (277,715)      492,058       127,530     1,657,534       902,063
                                                -----------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................      116,904       123,105       648,467       412,603     1,972,788     1,391,919
                                                -----------------------------------------------------------------------------------
  Total increase .............................      144,374       125,587       718,827       443,269     2,219,984     1,470,771
                                                -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............      179,010       125,587       797,931       448,417     2,479,175     1,719,644

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............      122,197        19,522       178,116        57,673        15,511        55,092
    Net realized gain (loss) on investments ..       12,409            --        37,274       123,518        49,575        10,698
    Net unrealized appreciation (depreciation)
      of investments .........................      218,315            --       685,536       106,673       685,833       (22,288)
                                                -----------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............      352,921        19,522       900,926       287,864       750,919        43,502

  Changes from principal transactions:
    Purchase payments ........................      205,637       922,298       261,909       914,015       631,122       519,903
    Contract distributions and terminations ..      (12,035)      (22,343)      (50,924)      (19,737)     (190,642)      (84,670)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................      258,067      (542,196)      451,326      (300,680)      695,844       619,367
                                                -----------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ............      451,669       357,759       662,311       593,598     1,136,324     1,054,600
                                                -----------------------------------------------------------------------------------
  Total increase (decrease) ..................      804,590       377,281     1,563,237       881,462     1,887,243     1,098,102
                                                -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 ..............     $983,600      $502,868    $2,361,168    $1,329,879    $4,366,418    $2,817,746
                                                ===================================================================================



(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 11


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)


                                                                                                           PIMCO
                                                                                                        STOCKSPLUS
                                                               GLOBAL FIXED  DEVELOPING   PIMCO HIGH    GROWTH AND
                                                    GROWTH        INCOME       WORLD      YIELD BOND      INCOME     APPRECIATION
                                                   DIVISION     DIVISION(C)  DIVISION(F)  DIVISION(D)   DIVISION(E)     DIVISION
                                                -----------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................      $40,279            --            --           --            --      $356,552

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............       12,257            --            --           --            --        76,934
    Net realized gain (loss) on investments ..       (2,543)           --            --           --            --         1,129
    Net unrealized appreciation (depreciation)
      of investments .........................       38,290            --            --           --            --       251,837
                                                -----------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............       48,004            --            --           --            --       329,900

  Changes from principal transactions:
    Purchase payments ........................      224,415            --            --           --            --       246,628
    Contract distributions and terminations ..      (14,318)           --            --           --            --      (104,211)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................      122,959            --            --           --            --     2,884,568
                                                -----------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................      333,056            --            --           --            --     3,026,985
                                                -----------------------------------------------------------------------------------
  Total increase .............................      381,060            --            --           --            --     3,356,885
                                                -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............      421,339            --            --           --            --     3,713,437

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............       43,417          $200        $4,177       $1,376       $24,302        29,796
    Net realized gain (loss) on investments ..       40,070          (243)           23          (34)           (4)       58,669
    Net unrealized appreciation (depreciation)
      of investments .........................    1,685,588        (1,508)       11,102       (1,052)         (805)      419,137
                                                -----------   -----------   -----------  -----------   -----------   -----------
    Net increase (decrease) in net assets
      resulting from operations ..............    1,769,075        (1,551)       15,302          290        23,493       507,602

  Changes from principal transactions:
    Purchase payments ........................    2,761,610        13,873        55,587        3,169       285,521       321,209
    Contract distributions and terminations ..      (82,730)         (467)           --           --          (137)     (353,244)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................    1,579,670        24,044        82,528       37,145        16,436     1,136,305
                                                -----------   -----------   -----------  -----------   -----------   -----------
    Increase (decrease) in net assets derived
      from principal transactions ............    4,258,550        37,450       138,115       40,314       301,820     1,104,270
                                                -----------   -----------   -----------  -----------   -----------   -----------
  Total increase (decrease) ..................    6,027,625        35,899       153,417       40,604       325,313     1,611,872
                                                -----------   -----------   -----------  -----------   -----------   -----------
NET ASSETS AT DECEMBER 31, 1999 ..............   $6,448,964       $35,899      $153,417      $40,604      $325,313    $5,325,309
                                                ===========   ===========   ===========  ===========   ===========   ===========



(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 12


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)




                                                      SELECT
                                                       HIGH           SELECT          SELECT          SELECT          SELECT
                                                      GROWTH          GROWTH         BALANCED      CONSERVATIVE       INCOME
                                                     DIVISION        DIVISION        DIVISION        DIVISION       DIVISION(a)
                                                 -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................       $209,696        $700,943        $839,872        $657,048            --

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............        (14,742)        (12,163)         (7,361)          4,218             $(6)
    Net realized gain (loss) on investments ..          3,082           4,062           3,647           4,927              18
    Net unrealized appreciation (depreciation)
      of investments .........................        114,108         174,548         143,123          36,419           3,137
                                                 ------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............        102,448         166,447         139,409          45,564           3,149

  Changes from principal transactions:
    Purchase payments ........................         29,101         192,819         265,944          30,578              10
    Contract distributions and terminations ..       (103,262)        (81,738)       (162,374)        (21,156)         (1,383)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................      1,366,959       1,582,676       2,575,782         837,276         155,315
                                                 ------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................      1,292,798       1,693,757       2,679,352         846,698         153,942
                                                 ------------------------------------------------------------------------------
  Total increase .............................      1,395,246       1,860,204       2,818,761         892,262         157,091
                                                 ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............      1,604,942       2,561,147       3,658,633       1,549,310         157,091

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............          4,997          37,692         123,278          40,999           6,064
    Net realized gain (loss) on investments ..         60,963          69,352          40,676           5,157              (4)
    Net unrealized appreciation (depreciation)
      of investments .........................        328,588         309,860          96,713           7,624          (7,958)
                                                 ------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............        394,548         416,904         260,667          53,780          (1,898)

  Changes from principal transactions:
    Purchase payments ........................         55,479         166,612          64,932          13,232             138
    Contract distributions and terminations ..       (165,439)       (219,182)        (89,122)        (75,642)         (4,004)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................           (171)        250,863         211,393         394,429         247,386
                                                 ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ............       (110,131)        198,293         187,203         332,019         243,520
                                                 ------------------------------------------------------------------------------
  Total increase (decrease) ..................        284,417         615,197         447,870         385,799         241,622
                                                 ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 ..............     $1,889,359      $3,176,344      $4,106,503      $1,935,109        $398,713
                                                 ==============================================================================



(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.


See accompanying notes.


                                                                 13


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)


                                                                                      SMITH
                                                      SMITH           SMITH           BARNEY          SMITH
                                                      BARNEY          BARNEY          INTER-          BARNEY
                                                      MONEY          LARGE CAP       NATIONAL          HIGH
                                                      MARKET           VALUE          EQUITY          INCOME
                                                     DIVISION        DIVISION        DIVISION        DIVISION       COMBINED
                                                 ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................       $580,437        $332,970         $81,728         $53,714      $4,874,303

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............         38,681          27,201          (4,401)          6,532         438,347
    Net realized gain (loss) on investments ..           --             1,374             297             289          27,611
    Net unrealized appreciation (depreciation)
      of investments .........................           --            53,676          (6,646)         (9,106)      1,013,791
                                                 ------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............         38,681          82,251         (10,750)         (2,285)      1,479,749

  Changes from principal transactions:
    Purchase payments ........................     16,185,163          99,461          44,293           5,132      20,182,114
    Contract distributions and terminations ..         (1,865)        (33,049)         (8,720)        (18,198)       (709,023)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................    (14,516,270)      1,712,477         354,375         305,058         872,059
                                                 ------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................      1,667,028       1,778,889         389,948         291,992      20,345,150
                                                 ------------------------------------------------------------------------------
  Total increase .............................      1,705,709       1,861,140         379,198         289,707      21,824,899
                                                 ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............      2,286,146       2,194,110         460,926         343,421      26,699,202

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............         28,211          52,674          (6,122)         19,949       1,138,875
    Net realized gain (loss) on investments ..           --            16,020           9,157          (6,820)        618,232
    Net unrealized appreciation (depreciation)
      of investments .........................           --          (104,858)        277,097         (10,457)      5,083,881
                                                 ------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............         28,211         (36,164)        280,132           2,672       6,840,988

  Changes from principal transactions:
    Purchase payments ........................      1,227,624          81,924          37,165          32,993      10,825,573
    Contract distributions and terminations ..        (57,927)       (128,005)        (17,915)        (28,838)     (1,756,832)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................     (2,832,094)        287,695         (51,884)         30,514       4,605,578
                                                 ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ............     (1,662,397)        241,614         (32,634)         34,669      13,674,319
                                                 ------------------------------------------------------------------------------
  Total increase (decrease) ..................     (1,634,186)        205,450         247,498          37,341      20,515,307
                                                 ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 ..............       $651,960      $2,399,560        $708,424        $380,762     $47,214,509
                                                 ==============================================================================



(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 14

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

NOTE 1 - ORGANIZATION
First Golden American Life Insurance Company of New York Separate Account NY-B (the "Account") was established by First Golden American Life Insurance Company of New York ("First Golden") to support the operations of variable annuity contracts ("Contracts"). First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"), a wholly owned subsidiary of Equitable of Iowa Companies, Inc. First Golden is primarily engaged in the issuance of variable insurance products and is licensed as a stock life insurance company in the states of New York and Delaware.

Operations of the Account commenced on May 19, 1997. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. First Golden provides for variable accumulation and benefits under the contracts by crediting annuity considerations to one or more divisions within the Account or the First Golden Fixed Separate Account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business First
Golden may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of First Golden. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of First Golden.

At December  31,  1999,  the Account  had,  under  First  Golden's  GoldenSelect
Contracts ("DVA Plus"), twenty-three investment divisions: Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity Income (formerly Multiple Allocation), Capital Appreciation, Rising Dividends, Emerging Markets, Value Equity, Strategic Equity, Small Cap, Managed Global, Liquid Asset, Mid-Cap Growth, Capital Growth (formerly Growth & Income), Research, Total Return, Growth (formerly Value + Growth), Global Fixed Income, Developing World, PIMCO High Yield Bond, and PIMCO StocksPLUS Growth and Income. The Account also had, under First Golden's Empire PrimElite Contracts ("Empire DVA"), thirteen investment divisions: Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, Select Income, Smith Barney Money Market, Smith Barney Large Cap Value, Smith Barney International Equity, Smith Barney High Income, Mid-Cap Growth, Research, and Total Return Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as a "Portfolio") of mutual funds of The GCG Trust, PIMCO Variable Insurance Trust, Greenwich Street Series Fund Inc., Smith Barney Concert Allocation Series Inc., or Travelers Series Fund Inc. (the "Trusts"). At December 31, 1999, the Growth Opportunities division was available under GoldenSelect Contracts but did not have investments.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, First Golden requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust. On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:

    Equi-Select Series Trust                       The GCG Trust
       Investment Division                      Investment Division
 --------------------------------    ------------------------------------------

   OTC                                  Mid-Cap Growth
   Research                             Research
   Total Return                         Total Return
   Value + Growth                       Growth (formerly Value + Growth)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of First Golden which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of First Golden.

NOTE 3 - CHARGES AND FEES

There are two different death benefit options referred to as Standard and Annual Ratchet. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover First Golden's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: First Golden assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.10% and 1.25% of the assets attributable to the Standard and Annual Ratchet, respectively, to cover these risks.

ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .15% of assets attributable to the Contracts is deducted.

ADMINISTRATIVE CHARGES: An administrative charge of $30 per Contract year is deducted from the accumulation value of the Contracts to cover ongoing administrative expenses. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period.

CONTINGENT DEFERRED SALES CHARGES: A contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven-year period from the date a premium payment is received. The Surrender Charge is imposed at a rate of 7% during the first year of purchase declining to 6%, 5%, 4%, 3%, 2%, and 1% in the second, third, fourth, fifth, sixth, and seventh years, respectively.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the payment by First Golden depends on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                                      YEAR ENDED DECEMBER 31
                                                               ---------------------------------------------------------------------
                                                                            1999                                 1998
                                                               -------------------------------     ---------------------------------
                                                                 PURCHASES         SALES              PURCHASES          SALES
                                                               -------------------------------     ---------------------------------

The GCG Trust:
   Limited Maturity Bond Series..........................           $233,217          $14,477            $235,270          $221,658
   Hard Assets Series....................................              5,536           13,808              14,708               134
   All-Growth Series.....................................            129,198          111,522              61,539             1,900
   Real Estate Series....................................             10,197            5,821              38,778             2,124
   Fully Managed Series..................................            424,061           15,534             124,010             2,642
   Equity Income Series..................................            362,784            9,699             343,055             4,237
   Capital Appreciation Series...........................            790,040          166,600             162,917            36,070
   Rising Dividends Series...............................          1,594,116          172,103             719,476            80,558
   Emerging Markets Series...............................             30,981              782               7,711               210
   Value Equity Series...................................            331,388           53,685              87,808             8,564
   Strategic Equity Series...............................            284,056           72,861              40,224               370
   Small Cap Series......................................          1,008,740          183,298             144,977             3,999
   Managed Global Series.................................            616,769           43,023             128,677             6,075
   Liquid Asset Series...................................          1,562,563        1,185,346             568,535           442,884
   Mid-Cap Growth Series.................................          1,029,322          189,550             696,570            22,376
   Capital Growth Series.................................          1,595,773          944,593             507,147            89,281
   Research Series.......................................          1,448,811          299,087           2,125,108            47,761
   Total Return Series...................................          1,461,416          352,870           1,522,048            51,457
   Growth Series.........................................          4,493,415          191,652             374,316            28,818
   Global Fixed Income Series............................             42,195            4,545                  --                --
   Developing World Series...............................            142,412              120                  --                --
PIMCO Variable Insurance Trust:
   PIMCO High Yield Bond Portfolio.......................             42,460              770                  --                --
   PIMCO StocksPLUS Growth and Income Portfolio..........            327,316            1,194                  --                --
Greenwich Street Series Fund Inc.:
   Appreciation Portfolio................................          1,564,618          433,804           3,149,672           42,817
Smith Barney Concert Allocation Series Inc.:
   Select High Growth Portfolio..........................            223,352          330,386           1,463,771          184,149
   Select Growth Portfolio...............................            689,556          455,948           1,748,031           64,469
   Select Balanced Portfolio.............................            763,119          454,372           2,896,438          223,104
   Select Conservative Portfolio.........................            486,134          113,678             952,350          101,016
   Select Income Portfolio...............................            259,067            9,533             156,208            2,222
Travelers Series Fund Inc.:
   Smith Barney Money Market Portfolio...................          1,081,672        2,716,821          10,349,942        8,643,728
   Smith Barney Large Cap Value Portfolio................            439,349          146,409           1,832,568           25,463
   Smith Barney International Equity Portfolio...........             54,415           93,549             393,338            7,523
   Smith Barney High Income Portfolio....................            118,610           64,235             339,882           41,154
                                                               -------------------------------     ---------------------------------
COMBINED.................................................        $23,646,658       $8,851,675         $31,185,074      $10,386,763
                                                               ===============================     =================================




                                                                 17

NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division.

                                                                                          YEAR ENDED DECEMBER 31
                                                                        ------------------------------------------------------------
                                                                                   1999                            1998
                                                                        ----------------------------    ----------------------------
                                                                          PURCHASES       SALES           PURCHASES       SALES
                                                                        ----------------------------    ----------------------------

   Limited Maturity Bond Division................................            13,464           845            13,900         13,026
   Hard Assets Division..........................................               326           808               769             --
   All-Growth Division...........................................             5,921         6,103             4,825            105
   Real Estate Division..........................................               350           243             1,438             86
   Fully Managed Division........................................            18,110           585             5,510             80
   Equity Income Division........................................            13,318           272            14,526            132
   Capital Appreciation Division.................................            27,498         6,167             6,319          1,571
   Rising Dividends Division.....................................            64,466         7,512            31,350          3,619
   Emerging Markets Division.....................................             3,087            44             1,106              1
   Value Equity Division.........................................            19,220         4,356             4,502            464
   Strategic Equity Division.....................................            17,663         4,448             2,640              1
   Small Cap Division............................................            51,164        11,215            10,361            265
   Managed Global Division.......................................            31,115         2,189             9,472            429
   Liquid Asset Division.........................................           105,019        79,947            39,492         30,763
   Mid-Cap Growth Division.......................................            31,808         7,834            32,310          1,029
   Capital Growth Division.......................................            85,918        49,165            31,543          5,535
   Research Division.............................................            61,611        14,370            97,017          2,517
   Total Return Division.........................................            79,305        20,563            84,907          3,335
   Growth Division...............................................           210,644        11,310            24,811          2,069
   Global Fixed Income Division..................................             3,383           345                --             --
   Developing World Division.....................................            13,214            --                --             --
   PIMCO High Yield Bond Division................................             4,011            50                --             --
   PIMCO StocksPLUS Growth and Income Division...................            24,782            11                --             --
   Appreciation Division.........................................            88,587        24,412           206,044          6,065
   Select High Growth Division...................................            15,526        23,775           126,910         15,947
   Select Growth Division........................................            48,429        33,657           149,805          4,774
   Select Balanced Division......................................            50,092        36,248           253,839         19,620
   Select Conservative Division..................................            36,505         8,389            82,952          7,887
   Select Income Division........................................            21,716           529            13,837            123
   Smith Barney Money Market Division............................           100,813       246,386         1,056,277        908,145
   Smith Barney Large Cap Value Division.........................            19,242         6,966            96,558          1,398
   Smith Barney International Equity Division....................             3,938         6,242            26,616            367
   Smith Barney High Income Division.............................             7,159         4,766            24,173          2,838
                                                                        ----------------------------    ----------------------------
   COMBINED......................................................         1,277,404       619,752         2,453,809      1,032,191
                                                                        ============================    ============================


                                                                 18

NOTE 6 - NET ASSETS
Investments at net asset value at December 31, 1999 consisted of the following:

                                                LIMITED
                                                MATURITY           HARD             ALL-              REAL             FULLY
                                                  BOND            ASSETS           GROWTH            ESTATE           MANAGED
                                                DIVISION         DIVISION         DIVISION          DIVISION         DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................         $232,801          $10,287           $56,874         $44,741           $515,702
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................           11,384           (1,756)           57,425           6,236             48,421
   Net unrealized appreciation
     (depreciation) of investments.....           (6,223)             577            49,253         (10,906)           (25,484)
                                            --------------------------------------------------------------------------------------
                                                $237,962           $9,108          $163,552         $40,071           $538,639
                                            ======================================================================================

                                                 EQUITY            CAPITAL          RISING          EMERGING           VALUE
                                                 INCOME         APPRECIATION      DIVIDENDS         MARKETS           EQUITY
                                                DIVISION          DIVISION         DIVISION         DIVISION         DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................          $625,395          $669,695       $2,159,564         $56,782          $389,883
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................            92,588           100,901           98,323            (344)            3,564
   Net unrealized appreciation
     (depreciation) of investments.....           (97,488)           40,751          147,840          14,540           (11,606)
                                            --------------------------------------------------------------------------------------
                                                 $620,495          $811,347       $2,405,727         $70,978          $381,841
                                            ======================================================================================

                                                STRATEGIC           SMALL          MANAGED           LIQUID           MID-CAP
                                                 EQUITY              CAP            GLOBAL           ASSET            GROWTH
                                                DIVISION          DIVISION         DIVISION         DIVISION         DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................         $265,204            $986,008        $605,175       $480,864         $1,390,210
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................           10,578              59,925         142,452         22,004            245,104
   Net unrealized appreciation
     (depreciation) of investments.....          100,314             174,841         235,973             --            725,854
                                            --------------------------------------------------------------------------------------
                                                $376,096          $1,220,774        $983,600       $502,868         $2,361,168
                                            ======================================================================================

                                                 CAPITAL                                                            GLOBAL FIXED
                                                 GROWTH            RESEARCH       TOTAL RETURN       GROWTH            INCOME
                                                DIVISION           DIVISION         DIVISION        DIVISION          DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................        $1,011,351         $3,366,266      $2,689,349       $4,638,358          $37,450
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................           184,061            176,750         151,376           93,018              (43)
   Net unrealized appreciation
     (depreciation) of investments.....           134,467            823,402         (22,979)       1,717,588           (1,508)
                                            --------------------------------------------------------------------------------------
                                               $1,329,879         $4,366,418      $2,817,746       $6,448,964          $35,899
                                            ======================================================================================


                                                                 19

                                                                                     PIMCO
                                                                                   STOCKSPLUS
                                                DEVELOPING       PIMCO HIGH        GROWTH AND                          SELECT
                                                  WORLD          YIELD BOND          INCOME       APPRECIATION       HIGH GROWTH
                                                 DIVISION         DIVISION          DIVISION        DIVISION          DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................          $138,115          $40,314          $301,820       $4,480,078        $1,394,437
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................             4,200            1,342            24,298          185,454            53,585
   Net unrealized appreciation
     (depreciation) of investments.....            11,102           (1,052)             (805)         659,777           441,337
                                            --------------------------------------------------------------------------------------
                                                 $153,417          $40,604          $325,313       $5,325,309        $1,889,359
                                            ======================================================================================

                                                                                                                        SMITH
                                                 SELECT            SELECT           SELECT           SELECT             BARNEY
                                                 GROWTH           BALANCED       CONSERVATIVE        INCOME          MONEY MARKET
                                                DIVISION          DIVISION         DIVISION         DIVISION           DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................        $2,584,970         $3,699,952     $1,829,563         $397,462           $578,479
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................            97,506            158,468         53,851            6,072             73,481
   Net unrealized appreciation
     (depreciation) of investments.....           493,868            248,083         51,695           (4,821)                --
                                            --------------------------------------------------------------------------------------
                                               $3,176,344         $4,106,503     $1,935,109         $398,713           $651,960
                                            ======================================================================================

                                                                     SMITH            SMITH
                                              SMITH BARNEY           BARNEY           BARNEY
                                                LARGE CAP        INTERNATIONAL        HIGH
                                                 VALUE               EQUITY           INCOME
                                                DIVISION            DIVISION         DIVISION         COMBINED
                                            ---------------------------------------------------------------------

   Unit transactions...................        $2,342,686           $441,230         $379,393       $38,840,458
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................            96,261             (1,332)          19,772         2,274,925
   Net unrealized appreciation
     (depreciation) of investments.....           (39,387)           268,526          (18,403)        6,099,126
                                            ---------------------------------------------------------------------
                                               $2,399,560           $708,424         $380,762       $47,214,509
                                            =====================================================================


                                                                 20

NOTE 7 - UNIT VALUES
Accumulation unit value information for units outstanding, by Contract type, as of December 31, 1999 follows:

                                                                                                             EXTENDED
               DIVISION/CONTRACT                            UNITS                  UNIT VALUE                 VALUE
-------------------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND
   Contracts in accumulation period:
     DVA PLUS - Standard                                      6,379                  $17.00                   $108,433
     DVA PLUS - Annual Ratchet                                7,746                   16.72                    129,529
                                                                                                          ---------------
                                                                                                               237,962

HARD ASSETS
   Contracts in accumulation period:
     DVA PLUS - Annual Ratchet                                  525                   17.37                      9,108

ALL-GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                         98                   32.46                      3,181
     DVA PLUS - Annual Ratchet                                5,022                   31.93                    160,371
                                                                                                          ---------------
                                                                                                               163,552

REAL ESTATE
   Contracts in accumulation period:
     DVA PLUS - Standard                                        356                   20.96                      7,463
     DVA PLUS - Annual Ratchet                                1,581                   20.62                     32,608
                                                                                                          ---------------
                                                                                                                40,071

FULLY MANAGED
   Contracts in accumulation period:
     DVA PLUS - Standard                                     13,633                   22.01                    300,015
     DVA PLUS - Annual Ratchet                               11,023                   21.65                    238,624
                                                                                                          ---------------
                                                                                                               538,639

EQUITY INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                     12,749                   21.83                    278,319
     DVA PLUS - Annual Ratchet                               15,934                   21.47                    342,176
                                                                                                          ---------------
                                                                                                               620,495

CAPITAL APPRECIATION
   Contracts in accumulation period:
     DVA PLUS - Standard                                     11,524                   30.46                    351,008
     DVA PLUS - Annual Ratchet                               15,289                   30.11                    460,339
                                                                                                          ---------------
                                                                                                               811,347

RISING DIVIDENDS
   Contracts in accumulation period:
     DVA PLUS - Standard                                     13,823                   26.07                    360,434
     DVA PLUS - Annual Ratchet                               79,175                   25.83                  2,045,293
                                                                                                          ---------------
                                                                                                             2,405,727

EMERGING MARKETS
   Contracts in accumulation period:
     DVA PLUS - Standard                                        523                   12.01                      6,280
     DVA PLUS - Annual Ratchet                                5,437                   11.90                     64,698
                                                                                                          ---------------
                                                                                                                70,978


                                                                 21


                                                                                                             EXTENDED
               DIVISION/CONTRACT                            UNITS                  UNIT VALUE                 VALUE
-------------------------------------------------------------------------------------------------------------------------

VALUE EQUITY
   Contracts in accumulation period:
     DVA PLUS - Standard                                      5,400                  $18.28                    $98,702
     DVA PLUS - Annual Ratchet                               15,606                   18.14                    283,139
                                                                                                          ---------------
                                                                                                               381,841

STRATEGIC EQUITY
   Contracts in accumulation period:
     DVA PLUS - Standard                                      6,034                   22.06                    133,111
     DVA PLUS - Annual Ratchet                               11,085                   21.92                    242,985
                                                                                                          ---------------
                                                                                                               376,096

SMALL CAP
   Contracts in accumulation period:
     DVA PLUS - Standard                                      2,466                   22.96                     56,620
     DVA PLUS - Annual Ratchet                               51,013                   22.82                  1,164,154
                                                                                                          ---------------
                                                                                                             1,220,774

MANAGED GLOBAL
   Contracts in accumulation period:
     DVA PLUS - Standard                                      9,519                   24.23                    230,606
     DVA PLUS - Annual Ratchet                               31,419                   23.97                    752,994
                                                                                                          ---------------
                                                                                                               983,600

LIQUID ASSET
   Contracts in accumulation period:
     DVA PLUS - Standard                                     11,408                   15.04                    171,572
     DVA PLUS - Annual Ratchet                               22,393                   14.79                    331,296
                                                                                                          ---------------
                                                                                                               502,868

MID-CAP GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                      5,029                   39.97                    200,991
     DVA PLUS - Annual Ratchet                               20,524                   39.59                    812,641
     Empire DVA - Standard                                    6,860                   39.97                    274,170
     Empire DVA - Annual Ratchet                             27,110                   39.59                  1,073,366
                                                                                                          ---------------
                                                                                                             2,361,168

CAPITAL GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                      9,819                   21.18                    207,943
     DVA  PLUS - Annual Ratchet                              53,276                   21.06                  1,121,936
                                                                                                          ---------------
                                                                                                             1,329,879

RESEARCH
   Contracts in accumulation period:
     DVA PLUS - Standard                                      4,336                   28.25                    122,494
     DVA PLUS - Annual Ratchet                               42,718                   28.04                  1,197,765
     Empire DVA - Standard                                   28,303                   28.25                    799,572
     Empire DVA - Annual Ratchet                             80,121                   28.04                  2,246,587
                                                                                                          ---------------
                                                                                                             4,366,418


                                                                 22


                                                                                                             EXTENDED
               DIVISION/CONTRACT                            UNITS                  UNIT VALUE                 VALUE
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
   Contracts in accumulation period:
     DVA PLUS - Standard                                     21,350                  $18.20                   $388,548
     DVA PLUS - Annual Ratchet                               59,347                   18.06                  1,071,798
     Empire DVA - Standard                                   11,367                   18.20                    206,868
     Empire DVA - Annual Ratchet                             63,706                   18.06                  1,150,532
                                                                                                          ---------------
                                                                                                             2,817,746

GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                     27,730                   28.78                    798,100
     DVA PLUS - Annual Ratchet                              197,439                   28.62                  5,650,864
                                                                                                          ---------------
                                                                                                             6,448,964

GLOBAL FIXED INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                        822                   11.88                      9,769
     DVA PLUS - Annual Ratchet                                2,216                   11.79                     26,130
                                                                                                          ---------------
                                                                                                                35,899

DEVELOPING WORLD
   Contracts in accumulation period:
     DVA PLUS - Annual Ratchet                               13,214                   11.61                    153,417

PIMCO HIGH YIELD BOND
   Contracts in accumulation period:
     DVA PLUS - Standard                                      1,835                   10.27                     18,837
     DVA PLUS - Annual Ratchet                                2,126                   10.24                     21,767
                                                                                                          ---------------
                                                                                                                40,604

PIMCO STOCKSPLUS GROWTH AND INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                      1,205                   13.16                     15,863
     DVA PLUS - Annual Ratchet                               23,566                   13.13                    309,450
                                                                                                          ---------------
                                                                                                               325,313

APPRECIATION
   Contracts in accumulation period:
     Empire DVA - Standard                                   76,186                   18.47                  1,406,817
     Empire DVA - Annual Ratchet                            213,407                   18.36                  3,918,492
                                                                                                          ---------------
                                                                                                             5,325,309

SELECT HIGH GROWTH
   Contracts in accumulation period:
     Empire DVA - Standard                                   23,981                   15.54                    372,586
     Empire DVA - Annual Ratchet                             98,054                   15.47                  1,516,773
                                                                                                          ---------------
                                                                                                             1,889,359

SELECT GROWTH
   Contracts in accumulation period:
     Empire DVA - Standard                                   40,969                   14.28                    584,901
     Empire DVA - Annual Ratchet                            182,316                   14.21                  2,591,443
                                                                                                          ---------------
                                                                                                             3,176,344


                                                                 23


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                             EXTENDED
               DIVISION/CONTRACT                            UNITS                  UNIT VALUE                 VALUE
------------------------------------------------- --------------------------- --------------------- ----- ---------------

SELECT BALANCED
   Contracts in accumulation period:
     Empire DVA - Standard                                   77,274                  $12.72                    $982,802
     Empire DVA - Annual Ratchet                            246,738                   12.66                   3,123,701
                                                                                                          ---------------
                                                                                                              4,106,503

SELECT CONSERVATIVE
   Contracts in accumulation period:
     Empire DVA - Standard                                   49,301                   11.95                     588,998
     Empire DVA - Annual Ratchet                            113,214                   11.89                   1,346,111
                                                                                                          ---------------
                                                                                                              1,935,109

SELECT INCOME
   Contracts in accumulation period:
     Empire DVA - Standard                                   22,717                   11.44                     259,924
     Empire DVA - Annual Ratchet                             12,184                   11.39                     138,789
                                                                                                          ---------------
                                                                                                                398,713
SMITH BARNEY MONEY MARKET
   Contracts in accumulation period:
     Empire DVA - Standard                                   12,604                   11.82                     149,030
     Empire DVA - Annual Ratchet                             42,839                   11.74                     502,930
                                                                                                          ---------------
                                                                                                                651,960
SMITH BARNEY LARGE CAP VALUE
   Contracts in accumulation period:
     Empire DVA - Standard                                   39,627                   19.11                     757,216
     Empire DVA - Annual Ratchet                             86,551                   18.98                   1,642,344
                                                                                                          ---------------
                                                                                                              2,399,560
SMITH BARNEY INTERNATIONAL EQUITY
   Contracts in accumulation period:
     Empire DVA - Standard                                    6,006                   23.78                     142,796
     Empire DVA - Annual Ratchet                             23,956                   23.61                     565,628
                                                                                                          ---------------
                                                                                                                708,424
SMITH BARNEY HIGH INCOME
   Contracts in accumulation period:
     Empire DVA - Standard                                   10,584                   13.84                     146,431
     Empire DVA - Annual Ratchet                             17,055                   13.74                     234,331
                                                                                                          ---------------
                                                                                                                380,762
                                                        -------------                                     ---------------
COMBINED                                                  2,466,742                                         $47,214,509
                                                        =============                                     ===============


                                                                 24

                                            File Nos. 333-16501, 811-7935
                                            Filed under Rule 497(c)

                  STATEMENT OF ADDITIONAL INFORMATION
                    FOR DVA PLUS-NY GALAXY VIP FUND

                       Statement of Additional Information

                                    DVA PLUS
                            FEATURING GALAXY VIP FUND

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY
                              SEPARATE ACCOUNT NY-B

                                       OF
                      FIRST GOLDEN AMERICAN LIFE INSURANCE
                               COMPANY OF NEW YORK

This Statement of Additional Information is not a Prospectus. The information contained herein should be read in Conjunction with the prospectus for the First Golden American Life Insurance Company of New York deferred combination variable and fixed annuity contract which is referred to herein.

The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, send a written request to First Golden American Life Insurance Company of New York, customer service center, 230 Park Avenue, Suite 966, New York, New York 10169-0999 or telephone 1-800-963-9539.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   MAY 1, 2000

                                TABLE OF CONTENTS

ITEM                                                                        PAGE

Introduction.............................................................      1
Description of First Golden American Life Insurance Company of New York..      1
Safekeeping of Assets....................................................      1
The Administrator........................................................      1
Independent Auditors.....................................................      1
Distribution of Contracts................................................      2
Performance Information..................................................      2
IRA Partial Withdrawal Option............................................      8
Other Information........................................................      9
Financial Statements of Separate Account NY-B............................      9

                                  INTRODUCTION
This Statement of Additional Information provides background information regarding Separate Account NY-B.

               DESCRIPTION OF FIRST GOLDEN AMERICAN LIFE INSURANCE
                               COMPANY OF NEW YORK
First Golden American Life Insurance Company of New York ("First Golden") is a stock life insurance company organized under the laws of the State of New York. First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"). On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, Equitable of Iowa and ING Groep N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with over $495 billion in assets as of December 31, 1999. As of December 31, 1999, First Golden has approximately $83.1 million in total assets. First Golden is licensed to do variable annuity business in the states of Delaware and New York.

                              SAFEKEEPING OF ASSETS
First Golden American acts as its own custodian for Separate Account NY-B.

                                THE ADMINISTRATOR
On November 8, 1996, First Golden and Golden American entered into an administrative service agreement pursuant to which Golden American agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Golden American in relation to this service agreement will be reimbursed by First Golden on an allocated cost basis. First Golden entered into a similar agreement with another affiliate, Equitable Life Insurance Company of Iowa ("Equitable Life"), for additional services. For the years ended December 31, 1999 and 1998, First Golden incurred expenses of $137,000 and $248,000, respectively, under the agreement with Golden American and $142,000 and $165,000, respectively, under the agreement with Equitable Life.

Also on November 8, 1996, First Golden and DSI entered into a service agreement pursuant to which First Golden has agreed to provide DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. First Golden expects to charge DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by First Golden's employees on behalf of DSI. For the year ended December 31, 1999 and 1998, charges to Golden American for these services were $269,000 and $210,000, respectively, and charges to DSI for these services were $387,000 and $75,000, respectively.

                              INDEPENDENT AUDITORS
Ernst & Young LLP, independent auditors, performs annual audits of First Golden and Separate Account NY-B.

                            DISTRIBUTION OF CONTRACTS
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of First Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by First Golden American. The variable insurance products were sold primarily through two broker/dealer institutions during the year ended December 31, 1997, through two broker/dealer institutions during the year ended December 31, 1998 and through two broker/dealer institutions during the year ended December 31, 1999. For the years ended 1999, and 1998 commissions paid by First Golden to Directed Services, Inc. aggregated $697,000 and $1,754,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

                             PERFORMANCE INFORMATION
Performance information for the subaccounts of Separate Account NY-B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non- standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by parentheses. Performance information for measures other than total return do not reflect sales load which can have a maximum level of 6.5% of premium, and any applicable premium tax that can range from 0% to 3.5%.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro-rata share of subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             EFFECTIVE YIELD = [(BASE PERIOD RETURN) +1)^365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 1999 to December 31, 1999 were 4.14% and 4.23%, respectively.

SEC STANDARD 30-DAY YIELD FOR ALL SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income per Unit (contract value divided by the index of investment experience) earned during a particular 30- day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                    Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account NY-B is earned from the increase in net asset value of shares of the Investment portfolio in which the Subaccount invests and from dividends declared and paid by the Investment portfolio, which are automatically reinvested in shares of the Investment portfolio.

SEC (SECURITIES AND EXCHANGE COMMISSION) STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the investment portfolio), calculated pursuant to the formula:

                               P(1+T)^n = ERV

Where:
          (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The SEC requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the All Cap, Investors, Large Cap Value, ING Global Brand Names and Prudential Jennison subaccounts which had not commenced operations as of December 31, 1999, Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 1999 were as follows:

Average Annual Total Return for Periods Ending 12/31/99 - Standardized
----------------------------------------------------------------------

                                                                              From        Inception
                                      1 Year       5 Years     10 Years     Inception        Date
THE GCG TRUST
Liquid Asset                          -3.77%         n/a          n/a         1.67%*        5/1/97
Limited Maturity Bond                 -7.32%         n/a          n/a         1.73%*        5/1/97
Global Fixed Income                  -16.93%         n/a          n/a        -1.11%*        5/1/97
Fully Managed                         -1.61%         n/a          n/a         6.75%*        5/1/97
Total Return                          -5.11%         n/a          n/a         8.31%*        5/1/97
Equity Income                         -9.15%         n/a          n/a         5.00%*        5/1/97
Investors                                n/a         n/a          n/a         5.22%         2/1/00
Value Equity                          -7.93%         n/a          n/a        16.51%         5/1/97
Rising Dividends                       7.22%         n/a          n/a        33.30%         5/1/97
Managed Global                        53.98%         n/a          n/a        37.59%*        5/1/97
Large Cap                                n/a         n/a          n/a          n/a          2/1/00
All Cap                                  n/a         n/a          n/a          n/a          2/1/00
Research                              15.45%         n/a          n/a        21.79%*        5/1/97
Capital Appreciation                  15.86%         n/a          n/a        20.39%*        5/1/97
Capital Growth                        16.76%         n/a          n/a        21.91%         5/1/97
Strategic Equity                      47.02%         n/a          n/a        25.36%         5/1/97
Mid-Cap Growth                        69.52%         n/a          n/a        43.76%*        5/1/97
Small Cap                             41.46%         n/a          n/a        34.73%         5/1/97
Growth                                68.61%         n/a          n/a        37.89%*        5/1/97
Real Estate                          -12.19%         n/a          n/a        -2.02%*        5/1/97
Hard Assets                           14.60%         n/a          n/a        -4.69%*        5/1/97
Developing World                      52.36%         n/a          n/a         5.25%        2/18/98
Emerging Markets                      75.68%         n/a          n/a         4.11%         5/1/97

THE GALAXY VIP FUND
Equity                                   n/a         n/a          n/a        10.93%*#      10/1/99
Growth and Income                        n/a         n/a          n/a        -1.48%*#      10/1/99
Small Company Growth                     n/a         n/a          n/a        41.73%*#      10/1/99
Asset Allocation                         n/a         n/a          n/a         0.04%*#      10/1/99
High Quality Bond                        n/a         n/a          n/a        -7.74%*#      10/1/99

THE PIMCO TRUST
High Yield Bond                       -5.46%*        n/a          n/a        -2.20%*        5/1/98
StocksPLUS Growth and Income          11.13%*        n/a          n/a        14.43%*        5/1/98

ING VARIABLE INSURANCE TRUST
ING Global Brand Names                   n/a         n/a          n/a          n/a          5/1/00

THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison                      n/a         n/a          n/a          n/a          5/1/00

-------------------------
* Total return calculation reflects partial waiver of fees and expenses. # Non-annualized.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the Investment portfolio), calculated pursuant to the formula:

                                [P(1+T)^n] = ERV

Where:
          (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Except for the All Cap, Investors, Large Cap Value, ING Global Brand Names and Prudential Jennison subaccounts which had not commenced operations as of December 31, 1999, Average Annual Total Return for the subaccounts presented on a non- standardized basis which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 1999 were as follows:

Average Annual Total Return for Periods Ending 12/31/99 - Non-Standardized
--------------------------------------------------------------------------

                                                                              From       Inception
                                      1 Year       5 Years     10 Years     Inception       Date
THE GCG TRUST
Liquid Asset                           3.27%         n/a          n/a         3.49%*       5/1/97
Limited Maturity Bond                 -0.28%         n/a          n/a         3.55%*       5/1/97
Global Fixed Income                   -9.90%         n/a          n/a         0.79%*       5/1/97
Fully Managed                          5.43%         n/a          n/a         8.43%*       5/1/97
Total Return                           1.93%         n/a          n/a         9.96%*       5/1/97
Equity Income                         -2.11%         n/a          n/a         6.73%*       5/1/97
Investors                                n/a         n/a          n/a          n/a         2/1/00
Value Equity                          -0.89%         n/a          n/a         6.95%        5/1/97
Rising Dividends                      14.26%         n/a          n/a        17.97%        5/1/97
Managed Global                        61.02%         n/a          n/a        34.47%*       5/1/97
Large Cap                                n/a         n/a          n/a          n/a         2/1/00
All Cap                                  n/a         n/a          n/a          n/a         2/1/00
Research                              22.49%         n/a          n/a        23.14%*       5/1/97
Capital Appreciation                  22.90%         n/a          n/a        21.77%*       5/1/97
Capital Growth                        23.80%         n/a          n/a        23.27%        5/1/97
Strategic Equity                      54.06%         n/a          n/a        26.66%        5/1/97
Mid-Cap Growth                        76.56%         n/a          n/a        44.80%*       5/1/97
Small Cap                             48.50%         n/a          n/a        35.88%        5/1/97
Growth                                75.65%         n/a          n/a        39.00%*       5/1/97
Real Estate                           -5.15%         n/a          n/a        -0.09%*       5/1/97
Hard Assets                           21.64%         n/a          n/a        -2.67%*       5/1/97
Developing World                      59.40%         n/a          n/a         8.32%       2/18/98
Emerging Markets                      82.72%         n/a          n/a         5.87%        5/1/97

THE GALAXY VIP FUND
Equity                                   n/a         n/a          n/a        17.93%*#     10/1/99
Growth and Income                        n/a         n/a          n/a         5.52%*#     10/1/99
Small Company Growth                     n/a         n/a          n/a        48.73%*#     10/1/99
Asset Allocation                         n/a         n/a          n/a         7.04%*#     10/1/99
High Quality Bond                        n/a         n/a          n/a        -0.74%*#     10/1/99

THE PIMCO TRUST
High Yield Bond                        1.58%*        n/a          n/a         1.43%*       5/1/98
StocksPLUS Growth and Income          18.17%*        n/a          n/a        17.70%*       5/1/98

ING VARIABLE INSURANCE TRUST
ING Global Brand Names                   n/a         n/a          n/a          n/a         5/1/00

THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison                      n/a         n/a          n/a          n/a         5/1/00

-------------------------
* Total return calculation reflects partial waiver of fees and expenses. # Non-annualized.

Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii)other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Subaccount reflects only the performance of a hypothetical contract under which accumulation on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Investment portfolio of the trust in which Separate Account NY-B subaccounts inve st, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of First Golden as an insurance company by A.M. Best Company may be referred to in advertisements or in reports to contract owners. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A++ to F.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Measurement of Investment Experience. Note that in your contract contract value is referred to as Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Annual Ratchet Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the Standard Death Benefit Option is lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV
   EXAMPLE 1.

   1. AUV, beginning of period                                          $10.00
   2. Value of securities, beginning of period                          $10.00
   3. Change in value of securities                                    $  0.10
   4. Gross investment return (3) divided by (2)                          0.01
   5. Less daily mortality and expense charge                       0.00003446
   6. Less asset based administrative charge                        0.00000411
   7. Net investment return (4) minus (5) minus (6)                 0.00996164
   8. Net investment factor (1.000000) plus (7)                     1.00996164
   9. AUV, end of period (1) multiplied by (8)                    $10.09961644


ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
   EXAMPLE 2.

   1. Initial Premium Payment                                         $  1,000
   2. AUV on effective date of purchase (see Example 1)               $  10.00
   3. Number of Units purchased [(1) divided by (2)]                       100
   4. AUV for valuation date following purchase
      (see Example 1)                                              $10.0996164
   5. Contract  Value in account for valuation date
      following purchase [(3) multiplied by (4)]                   $  1,009.96

                          IRA PARTIAL WITHDRAWAL OPTION
If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code")are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

First Golden notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment modes elected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when First Golden receives the completed election form.

First Golden calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION
Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                  FINANCIAL STATEMENTS OF SEPARATE ACCOUNT NY-B
The audited financial statements of Separate Account NY-B are listed below and are included in this Statement of Additional Information:

        Report of Independent Auditors
        Audited Financial Statements
        Statement of Net Assets as of December 31, 1999
        Statements of Operations for the year ended December 31, 1999 Statements of Changes in Net Assets for the year ended December
             31, 1999 and 1998
        Notes to Financial Statements

                              FINANCIAL STATEMENTS

                  FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                  OF NEW YORK
                             SEPARATE ACCOUNT NY-B

                          YEAR ENDED DECEMBER 31, 1999
                      WITH REPORT OF INDEPENDENT AUDITORS

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B

                              FINANCIAL STATEMENTS


                          YEAR ENDED DECEMBER 31, 1999




                                TABLE OF CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Statement of Net Assets.......................................................2
Statements of Operations......................................................3
Statements of Changes in Net Assets...........................................9
Notes to Financial Statements................................................15

                         Report of Independent Auditors

The Board of Directors and Participants
First Golden American Life Insurance Company of New York


We have audited the accompanying statement of net assets of First Golden American Life Insurance Company of New York Separate Account NY-B (comprised of the Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging Markets, Value Equity, Strategic Equity, Small Cap, Managed Global, Liquid Asset, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, Select Income, Smith Barney Money Market, Smith Barney Large Cap Value, Smith Barney International Equity, and Smith Barney High Income Divisions) as of December 31, 1999, and the related statements of operations and the changes in net assets for the periods as disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of of First Golden American Life Insurance Company of New York Separate Account NY-B at December 31, 1999, and the results of its operations and the changes in its net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa
February 25, 2000



                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                       STATEMENTS OF NET ASSETS
                                                          DECEMBER 31, 1999

   ASSETS                                                                                              COMBINED
                                                                                                  --------------------
     Investments at net asset value:
      The GCG Trust:
        Limited Maturity Bond Series, 22,837 shares (cost - $244,185).....................               $237,962
        Hard Assets Series, 774 shares (cost - $8,531)....................................                  9,108
        All-Growth Series, 6,500 shares (cost - $114,299).................................                163,552
        Real Estate Series, 3,306 shares (cost - $50,977).................................                 40,071
        Fully Managed Series, 35,790 shares (cost - $564,123).............................                538,639
        Equity Income Series, 55,204 shares (cost - $717,983).............................                620,495
        Capital Appreciation Series, 40,527 shares (cost - $770,596)......................                811,347
        Rising Dividends Series, 96,849 shares (cost - $2,257,887)........................              2,405,727
        Emerging Markets Series, 5,794 shares (cost - $56,438)............................                 70,978
        Value Equity Series, 24,603 shares (cost - $393,447)..............................                381,841
        Strategic Equity Series, 18,852 shares (cost - $275,782)..........................                376,096
        Small Cap Series, 52,081 shares (cost - $1,045,933)...............................              1,220,774
        Managed Global Series, 49,279 shares (cost - $747,627)............................                983,600
        Liquid Asset Series, 502,868 shares (cost - $502,868).............................                502,868
        Mid-Cap Growth Series, 79,796 shares (cost - $1,635,314)..........................              2,361,168
        Capital Growth Series, 71,808 shares (cost - $1,195,412)..........................              1,329,879
        Research Series, 175,994 shares (cost - $3,543,016)...............................              4,366,418
        Total Return Series, 178,326 shares (cost - $2,840,725)...........................              2,817,746
        Growth Series, 234,593 shares (cost - $4,731,376).................................              6,448,964
        Global Fixed Income Series, 3,568 shares (cost - $37,407).........................                 35,899
        Developing World Series, 13,271 shares (cost - $142,315)..........................                153,417
      PIMCO Variable Insurance Trust:
        PIMCO High Yield Bond Portfolio, 4,423 shares (cost - $41,656)....................                 40,604
        PIMCO StocksPLUS Growth and Income Portfolio, 23,991 shares
          (cost - $326,118)...............................................................                325,313
      Greenwich Street Series Fund Inc.:
        Appreciation Portfolio, 227,675 shares (cost - $4,665,532)........................              5,325,309
      Smith Barney Concert Allocation Series Inc.:
        Select High Growth Portfolio, 120,353 shares (cost - $1,448,022)..................              1,889,359
        Select Growth Portfolio, 223,709 shares (cost - $2,682,476).......................              3,176,344
        Select Balanced Portfolio, 332,525 shares (cost - $3,858,420).....................              4,106,503
        Select Conservative Portfolio, 165,255 shares (cost - $1,883,414).................              1,935,109
        Select Income Portfolio, 35,410 shares (cost - $403,534)..........................                398,713
      Travelers Series Fund Inc.:
        Smith Barney Money Market Portfolio, 651,960 shares (cost - $651,960).............                651,960
        Smith Barney Large Cap Value Portfolio, 122,991 shares (cost - $2,438,947)........              2,399,560
        Smith Barney International Equity Portfolio, 30,841 shares (cost - $439,898)......                708,424
        Smith Barney High Income Portfolio, 31,520 shares (cost - $399,165)...............                380,762
                                                                                                  --------------------
        TOTAL NET ASSETS (cost - $41,115,383).............................................            $47,214,509
                                                                                                  ====================



See accompanying notes.




                                                                  2


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED


                                          LIMITED
                                          MATURITY          HARD           ALL-          REAL           FULLY         EQUITY
                                            BOND           ASSETS         GROWTH        ESTATE         MANAGED        INCOME
                                          DIVISION        DIVISION       DIVISION      DIVISION       DIVISION       DIVISION
                                          ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................        $8,082            $83        $24,364        $1,664        $20,869        $30,117
    Capital gains distributions .....            --             --          6,417         1,115         18,294         33,255
                                          ------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........         8,082             83         30,781         2,779         39,163         63,372

   Expenses:
    Mortality and expense risk and
      other charges .................         1,473            230          1,848           565          4,907          6,159
    Annual administrative charges ...            36              2              7             2             55             43
    Contingent deferred sales charges            27             --             39           215             --             --
                                          ------------------------------------------------------------------------------------
   TOTAL EXPENSES ...................         1,536            232          1,894           782          4,962          6,202
                                          ------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....         6,546           (149)        28,887         1,997         34,201         57,170

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................          (171)        (3,598)        28,525        (1,532)           711         (1,008)
    Net unrealized appreciation
      (depreciation) of investments .        (5,878)         6,598         35,537        (2,686)       (17,827)       (77,800)
                                          ------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........          $497         $2,851        $92,949       $(2,221)       $17,085       $(21,638)
                                          ====================================================================================




(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.




See accompanying notes.


                                                                  3


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                            (CONTINUED)


                                           CAPITAL
                                           APPREC-       RISING        EMERGING        VALUE         STRATEGIC        SMALL
                                           IATION       DIVIDENDS      MARKETS         EQUITY          EQUITY          CAP
                                          DIVISION      DIVISION       DIVISION       DIVISION        DIVISION       DIVISION
                                          -----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................       $14,853       $11,666          $632         $2,171           $401        $22,342
    Capital gains distributions .....        78,395        48,022            --          4,305          1,042         10,083
                                          -----------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........        93,248        59,688           632          6,476          1,443         32,425

   Expenses:
    Mortality and expense risk and
      other charges .................         6,093        22,360           442          2,320          2,328          4,952
    Annual administrative charges ...             4           138             3             14             17             10
    Contingent deferred sales charges         1,782         1,659            --            160            202            326
                                          -----------------------------------------------------------------------------------
   TOTAL EXPENSES ...................         7,879        24,157           445          2,494          2,547          5,288
                                          -----------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....        85,369        35,531           187          3,982         (1,104)        27,137

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................         5,171        25,624          (108)        (3,825)         7,780         34,207
    Net unrealized appreciation
      (depreciation) of investments .        48,292       142,866        21,886         (4,651)       101,437        152,967
                                          -----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........      $138,832      $204,021       $21,965        $(4,494)      $108,113       $214,311
                                          ===================================================================================




(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.




See accompanying notes.


                                                                 4


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)


                                             MANAGED        LIQUID         MID-CAP        CAPITAL                        TOTAL
                                             GLOBAL          ASSET         GROWTH         GROWTH        RESEARCH        RETURN
                                            DIVISION       DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                          --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................        $47,377        $27,537       $186,537        $69,176        $51,338        $78,562
    Capital gains distributions .....         81,504             --         10,492          2,087         18,579         10,921
                                          --------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........        128,881         27,537        197,029         71,263         69,917         89,483

   Expenses:
    Mortality and expense risk and
      other charges .................          6,545          8,007         17,001         13,527         45,393         31,114
    Annual administrative charges ...             46             --            147             52            274             90
    Contingent deferred sales charges             93              8          1,765             11          8,739          3,187
                                          --------------------------------------------------------------------------------------
   TOTAL EXPENSES ...................          6,684          8,015         18,913         13,590         54,406         34,391
                                          --------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....        122,197         19,522        178,116         57,673         15,511         55,092

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................         12,409             --         37,274        123,518         49,575         10,698
    Net unrealized appreciation
      (depreciation) of investments .        218,315             --        685,536        106,673        685,833        (22,288)
                                          --------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........       $352,921        $19,522       $900,926       $287,864       $750,919        $43,502
                                          ======================================================================================



(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 5


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)


                                                                                                          PIMCO
                                                           GLOBAL                                       STOCKSPLUS
                                                            FIXED        DEVELOPING     PIMCO HIGH      GROWTH AND         APPRE-
                                             GROWTH        INCOME          WORLD        YIELD BOND        INCOME          CIATION
                                            DIVISION     DIVISION(a)    DIVISION(d)    DIVISION(b)      DIVISION(c)       DIVISION
                                         ------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................        $65,864           $506          $4,322         $1,650         $15,133         $34,538
    Capital gains distributions .....          5,774             --              --             --          10,373          77,617
                                          -----------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........         71,638            506           4,322          1,650          25,506         112,155

   Expenses:
    Mortality and expense risk and
      other charges .................         26,319            306             141            272           1,204          66,551
    Annual administrative charges ...            117             --               4              2              --             387
    Contingent deferred sales charges          1,785             --              --             --              --          15,421
                                          -----------------------------------------------------------------------------------------
   TOTAL EXPENSES ...................         28,221            306             145            274           1,204          82,359
                                          -----------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....         43,417            200           4,177          1,376          24,302          29,796

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................         40,070           (243)             23            (34)             (4)         58,669
    Net unrealized appreciation
      (depreciation) of investments .      1,685,588         (1,508)         11,102         (1,052)           (805)        419,137
                                          -----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........     $1,769,075        $(1,551)        $15,302           $290         $23,493        $507,602
                                          =========================================================================================



(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 6


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)


                                             SELECT
                                              HIGH          SELECT         SELECT         SELECT          SELECT
                                             GROWTH         GROWTH        BALANCED     CONSERVATIVE       INCOME
                                            DIVISION       DIVISION       DIVISION       DIVISION        DIVISION
                                          ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................         $8,415        $30,756        $71,263        $42,709         $8,385
    Capital gains distributions .....         25,293         57,588        108,357         26,405          1,781
                                          -----------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........         33,708         88,344        179,620         69,114         10,166

   Expenses:
    Mortality and expense risk and
      other charges .................         23,706         41,199         54,134         25,024          4,099
    Annual administrative charges ...             --             69             22            105              3
    Contingent deferred sales charges          5,005          9,384          2,186          2,986             --
                                          -----------------------------------------------------------------------
   TOTAL EXPENSES ...................         28,711         50,652         56,342         28,115          4,102
                                          -----------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....          4,997         37,692        123,278         40,999          6,064

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................         60,963         69,352         40,676          5,157             (4)
    Net unrealized appreciation
      (depreciation) of investments .        328,588        309,860         96,713          7,624         (7,958)
                                          -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........       $394,548       $416,904       $260,667        $53,780        $(1,898)
                                          =======================================================================



(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 7


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)


                                            SMITH           SMITH           SMITH           SMITH
                                            BARNEY          BARNEY          BARNEY          BARNEY
                                             MONEY         LARGE CAP     INTERNATIONAL       HIGH
                                            MARKET          VALUE           EQUITY          INCOME
                                           DIVISION        DIVISION        DIVISION        DIVISION        COMBINED
                                         ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends .......................        $46,382        $28,748          $1,487         $26,502        $984,431
    Capital gains distributions .....             --         61,645              --              --         699,344
                                         ---------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..........         46,382         90,393           1,487          26,502       1,683,775

   Expenses:
    Mortality and expense risk and
      other charges .................         13,599         33,251           6,715           5,122         476,906
    Annual administrative charges ...             --            101              43               1           1,794
    Contingent deferred sales charges          4,572          4,367             851           1,430          66,200
                                         ---------------------------------------------------------------------------
   TOTAL EXPENSES ...................         18,171         37,719           7,609           6,553         544,900
                                         ---------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) .....         28,211         52,674          (6,122)         19,949       1,138,875

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments ...................             --         16,020           9,157          (6,820)        618,232
    Net unrealized appreciation
      (depreciation) of investments .             --       (104,858)        277,097         (10,457)      5,083,881
                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........        $28,211       $(36,164)       $280,132          $2,672      $6,840,988
                                         ===========================================================================



(a) Commencement of operations, January 21, 1999.
(b) Commencement of operations, February 24, 1999.
(c) Commencement of operations, June 21, 1999.
(d) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 8


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED


                                                   LIMITED
                                                   MATURITY        HARD          ALL-          REAL          FULLY         EQUITY
                                                     BOND         ASSETS        GROWTH        ESTATE        MANAGED        INCOME
                                                   DIVISION      DIVISION      DIVISION      DIVISION      DIVISION       DIVISION
                                                -----------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................      $10,053        $4,897        $8,300       $12,171       $33,448       $25,543

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............        3,017         1,171            (8)        5,119        11,005        34,110
    Net realized gain (loss) on investments ..        1,392           (82)         (177)          (57)          140           189
    Net unrealized appreciation (depreciation)
      of investments .........................          203        (5,017)       14,043        (8,862)       (7,735)      (18,339)
                                                -----------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............        4,612        (3,928)       13,858        (3,800)        3,410        15,960

  Changes from principal transactions:
    Purchase payments ........................        4,243        10,986        52,783        23,949        75,951       102,392
    Contract distributions and terminations ..       (5,921)           --        (2,091)       (1,942)       (2,915)       (2,978)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................       12,241         2,411         8,932         9,503        37,266       205,138
                                                -----------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................       10,563        13,397        59,624        31,510       110,302       304,552
                                                -----------------------------------------------------------------------------------
  Total increase .............................       15,175         9,469        73,482        27,710       113,712       320,512
                                                -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............       25,228        14,366        81,782        39,881       147,160       346,055

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............        6,546          (149)       28,887         1,997        34,201        57,170
    Net realized gain (loss) on investments ..         (171)       (3,598)       28,525        (1,532)          711        (1,008)
    Net unrealized appreciation (depreciation)
      of investments .........................       (5,878)        6,598        35,537        (2,686)      (17,827)      (77,800)
                                                -----------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............          497         2,851        92,949        (2,221)       17,085       (21,638)

  Changes from principal transactions:
    Purchase payments ........................       19,412           154           212           107       288,781       144,601
    Contract distributions and terminations ..       (1,897)           --        (1,475)       (5,274)      (12,450)       (3,093)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................      194,722        (8,263)       (9,916)        7,578        98,063       154,570
                                                -----------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ............      212,237        (8,109)      (11,179)        2,411       374,394       296,078
                                                -----------------------------------------------------------------------------------
  Total increase (decrease) ..................      212,734        (5,258)       81,770           190       391,479       274,440
                                                -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 ..............     $237,962        $9,108      $163,552       $40,071      $538,639      $620,495
                                                ===================================================================================




(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 9


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                            (CONTINUED)


                                                   CAPITAL        RISING       EMERGING        VALUE      STRATEGIC        SMALL
                                                APPRECIATION    DIVIDENDS       MARKETS       EQUITY        EQUITY          CAP
                                                  DIVISION       DIVISION      DIVISION      DIVISION      DIVISION       DIVISION
                                                ------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................      $16,177      $166,960       $15,761       $38,518       $18,077       $44,207

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............       10,398        24,107          (229)        1,897         3,094        (1,398)
    Net realized gain (loss) on investments ..       (1,319)        9,972          (111)       (1,535)           43           108
    Net unrealized appreciation (depreciation)
      of investments .........................       (7,271)         (683)       (4,156)       (3,654)       (2,309)       22,839
                                                ------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............        1,808        33,396        (4,496)       (3,292)          828        21,549

  Changes from principal transactions:
    Purchase payments ........................      106,557       502,600         3,608        71,576            --        79,797
    Contract distributions and terminations ..       (2,271)      (30,903)           --        (7,632)           --        (3,119)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................       12,077       142,849         4,120        13,355        36,747        65,610
                                                ------------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................      116,363       614,546         7,728        77,299        36,747       142,288
                                                ------------------------------------------------------------------------------------
  Total increase .............................      118,171       647,942         3,232        74,007        37,575       163,837
                                                ------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............      134,348       814,902        18,993       112,525        55,652       208,044

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............       85,369        35,531           187         3,982        (1,104)       27,137
    Net realized gain (loss) on investments ..        5,171        25,624          (108)       (3,825)        7,780        34,207
    Net unrealized appreciation (depreciation)
      of investments .........................       48,292       142,866        21,886        (4,651)      101,437       152,967
                                                ------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............      138,832       204,021        21,965        (4,494)      108,113       214,311

  Changes from principal transactions:
    Purchase payments ........................      468,603       833,819        17,090       101,843        38,186       336,813
    Contract distributions and terminations ..      (35,181)      (68,076)         (402)      (11,027)       (3,582)      (11,372)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................      104,745       621,061        13,332       182,994       177,727       472,978
                                                ------------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ............      538,167     1,386,804        30,020       273,810       212,331       798,419
                                                ------------------------------------------------------------------------------------
  Total increase (decrease) ..................      676,999     1,590,825        51,985       269,316       320,444     1,012,730
                                                ------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 ..............     $811,347    $2,405,727       $70,978      $381,841      $376,096    $1,220,774
                                                ====================================================================================




(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 10


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)


                                                    MANAGED       LIQUID        MID-CAP       CAPITAL                       TOTAL
                                                    GLOBAL        ASSET         GROWTH        GROWTH       RESEARCH        RETURN
                                                   DIVISION     DIVISION(B)    DIVISION      DIVISION      DIVISION       DIVISION
                                                -----------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................      $34,636            --       $79,104        $5,148      $259,191      $248,873

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............        5,600        $2,482        25,175         5,173       102,772        77,712
    Net realized gain (loss) on investments ..          (94)           --         1,857        (2,689)        3,010           682
    Net unrealized appreciation (depreciation)
      of investments .........................       21,964            --        43,328        28,182       141,414           458
                                                -----------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............       27,470         2,482        70,360        30,666       247,196        78,852

  Changes from principal transactions:
    Purchase payments ........................       85,280       404,872       165,922       294,490       360,909       512,655
    Contract distributions and terminations ..       (7,541)       (4,052)       (9,513)       (9,417)      (45,655)      (22,799)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................       39,165      (277,715)      492,058       127,530     1,657,534       902,063
                                                -----------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................      116,904       123,105       648,467       412,603     1,972,788     1,391,919
                                                -----------------------------------------------------------------------------------
  Total increase .............................      144,374       125,587       718,827       443,269     2,219,984     1,470,771
                                                -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............      179,010       125,587       797,931       448,417     2,479,175     1,719,644

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............      122,197        19,522       178,116        57,673        15,511        55,092
    Net realized gain (loss) on investments ..       12,409            --        37,274       123,518        49,575        10,698
    Net unrealized appreciation (depreciation)
      of investments .........................      218,315            --       685,536       106,673       685,833       (22,288)
                                                -----------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............      352,921        19,522       900,926       287,864       750,919        43,502

  Changes from principal transactions:
    Purchase payments ........................      205,637       922,298       261,909       914,015       631,122       519,903
    Contract distributions and terminations ..      (12,035)      (22,343)      (50,924)      (19,737)     (190,642)      (84,670)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................      258,067      (542,196)      451,326      (300,680)      695,844       619,367
                                                -----------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ............      451,669       357,759       662,311       593,598     1,136,324     1,054,600
                                                -----------------------------------------------------------------------------------
  Total increase (decrease) ..................      804,590       377,281     1,563,237       881,462     1,887,243     1,098,102
                                                -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 ..............     $983,600      $502,868    $2,361,168    $1,329,879    $4,366,418    $2,817,746
                                                ===================================================================================



(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 11


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)


                                                                                                           PIMCO
                                                                                                        STOCKSPLUS
                                                               GLOBAL FIXED  DEVELOPING   PIMCO HIGH    GROWTH AND
                                                    GROWTH        INCOME       WORLD      YIELD BOND      INCOME     APPRECIATION
                                                   DIVISION     DIVISION(C)  DIVISION(F)  DIVISION(D)   DIVISION(E)     DIVISION
                                                -----------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................      $40,279            --            --           --            --      $356,552

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............       12,257            --            --           --            --        76,934
    Net realized gain (loss) on investments ..       (2,543)           --            --           --            --         1,129
    Net unrealized appreciation (depreciation)
      of investments .........................       38,290            --            --           --            --       251,837
                                                -----------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............       48,004            --            --           --            --       329,900

  Changes from principal transactions:
    Purchase payments ........................      224,415            --            --           --            --       246,628
    Contract distributions and terminations ..      (14,318)           --            --           --            --      (104,211)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................      122,959            --            --           --            --     2,884,568
                                                -----------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................      333,056            --            --           --            --     3,026,985
                                                -----------------------------------------------------------------------------------
  Total increase .............................      381,060            --            --           --            --     3,356,885
                                                -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............      421,339            --            --           --            --     3,713,437

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............       43,417          $200        $4,177       $1,376       $24,302        29,796
    Net realized gain (loss) on investments ..       40,070          (243)           23          (34)           (4)       58,669
    Net unrealized appreciation (depreciation)
      of investments .........................    1,685,588        (1,508)       11,102       (1,052)         (805)      419,137
                                                -----------   -----------   -----------  -----------   -----------   -----------
    Net increase (decrease) in net assets
      resulting from operations ..............    1,769,075        (1,551)       15,302          290        23,493       507,602

  Changes from principal transactions:
    Purchase payments ........................    2,761,610        13,873        55,587        3,169       285,521       321,209
    Contract distributions and terminations ..      (82,730)         (467)           --           --          (137)     (353,244)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................    1,579,670        24,044        82,528       37,145        16,436     1,136,305
                                                -----------   -----------   -----------  -----------   -----------   -----------
    Increase (decrease) in net assets derived
      from principal transactions ............    4,258,550        37,450       138,115       40,314       301,820     1,104,270
                                                -----------   -----------   -----------  -----------   -----------   -----------
  Total increase (decrease) ..................    6,027,625        35,899       153,417       40,604       325,313     1,611,872
                                                -----------   -----------   -----------  -----------   -----------   -----------
NET ASSETS AT DECEMBER 31, 1999 ..............   $6,448,964       $35,899      $153,417      $40,604      $325,313    $5,325,309
                                                ===========   ===========   ===========  ===========   ===========   ===========



(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 12


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)




                                                      SELECT
                                                       HIGH           SELECT          SELECT          SELECT          SELECT
                                                      GROWTH          GROWTH         BALANCED      CONSERVATIVE       INCOME
                                                     DIVISION        DIVISION        DIVISION        DIVISION       DIVISION(a)
                                                 -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................       $209,696        $700,943        $839,872        $657,048            --

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............        (14,742)        (12,163)         (7,361)          4,218             $(6)
    Net realized gain (loss) on investments ..          3,082           4,062           3,647           4,927              18
    Net unrealized appreciation (depreciation)
      of investments .........................        114,108         174,548         143,123          36,419           3,137
                                                 ------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............        102,448         166,447         139,409          45,564           3,149

  Changes from principal transactions:
    Purchase payments ........................         29,101         192,819         265,944          30,578              10
    Contract distributions and terminations ..       (103,262)        (81,738)       (162,374)        (21,156)         (1,383)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................      1,366,959       1,582,676       2,575,782         837,276         155,315
                                                 ------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................      1,292,798       1,693,757       2,679,352         846,698         153,942
                                                 ------------------------------------------------------------------------------
  Total increase .............................      1,395,246       1,860,204       2,818,761         892,262         157,091
                                                 ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............      1,604,942       2,561,147       3,658,633       1,549,310         157,091

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............          4,997          37,692         123,278          40,999           6,064
    Net realized gain (loss) on investments ..         60,963          69,352          40,676           5,157              (4)
    Net unrealized appreciation (depreciation)
      of investments .........................        328,588         309,860          96,713           7,624          (7,958)
                                                 ------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............        394,548         416,904         260,667          53,780          (1,898)

  Changes from principal transactions:
    Purchase payments ........................         55,479         166,612          64,932          13,232             138
    Contract distributions and terminations ..       (165,439)       (219,182)        (89,122)        (75,642)         (4,004)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................           (171)        250,863         211,393         394,429         247,386
                                                 ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ............       (110,131)        198,293         187,203         332,019         243,520
                                                 ------------------------------------------------------------------------------
  Total increase (decrease) ..................        284,417         615,197         447,870         385,799         241,622
                                                 ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 ..............     $1,889,359      $3,176,344      $4,106,503      $1,935,109        $398,713
                                                 ==============================================================================



(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.


See accompanying notes.


                                                                 13


                                      FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                                        SEPARATE ACCOUNT NY-B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)


                                                                                      SMITH
                                                      SMITH           SMITH           BARNEY          SMITH
                                                      BARNEY          BARNEY          INTER-          BARNEY
                                                      MONEY          LARGE CAP       NATIONAL          HIGH
                                                      MARKET           VALUE          EQUITY          INCOME
                                                     DIVISION        DIVISION        DIVISION        DIVISION       COMBINED
                                                 ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................       $580,437        $332,970         $81,728         $53,714      $4,874,303

INCREASE IN NET ASSETS
  Operations:
    Net investment income (loss) .............         38,681          27,201          (4,401)          6,532         438,347
    Net realized gain (loss) on investments ..           --             1,374             297             289          27,611
    Net unrealized appreciation (depreciation)
      of investments .........................           --            53,676          (6,646)         (9,106)      1,013,791
                                                 ------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............         38,681          82,251         (10,750)         (2,285)      1,479,749

  Changes from principal transactions:
    Purchase payments ........................     16,185,163          99,461          44,293           5,132      20,182,114
    Contract distributions and terminations ..         (1,865)        (33,049)         (8,720)        (18,198)       (709,023)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................    (14,516,270)      1,712,477         354,375         305,058         872,059
                                                 ------------------------------------------------------------------------------
    Increase in net assets derived from
      principal transactions .................      1,667,028       1,778,889         389,948         291,992      20,345,150
                                                 ------------------------------------------------------------------------------
  Total increase .............................      1,705,709       1,861,140         379,198         289,707      21,824,899
                                                 ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............      2,286,146       2,194,110         460,926         343,421      26,699,202

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) .............         28,211          52,674          (6,122)         19,949       1,138,875
    Net realized gain (loss) on investments ..           --            16,020           9,157          (6,820)        618,232
    Net unrealized appreciation (depreciation)
      of investments .........................           --          (104,858)        277,097         (10,457)      5,083,881
                                                 ------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............         28,211         (36,164)        280,132           2,672       6,840,988

  Changes from principal transactions:
    Purchase payments ........................      1,227,624          81,924          37,165          32,993      10,825,573
    Contract distributions and terminations ..        (57,927)       (128,005)        (17,915)        (28,838)     (1,756,832)
    Transfer payments from (to) Fixed Account
      and other Divisions ....................     (2,832,094)        287,695         (51,884)         30,514       4,605,578
                                                 ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ............     (1,662,397)        241,614         (32,634)         34,669      13,674,319
                                                 ------------------------------------------------------------------------------
  Total increase (decrease) ..................     (1,634,186)        205,450         247,498          37,341      20,515,307
                                                 ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 ..............       $651,960      $2,399,560        $708,424        $380,762     $47,214,509
                                                 ==============================================================================



(a) Commencement of operations, February 11, 1998.
(b) Commencement of operations, March 12, 1998.
(c) Commencement of operations, January 21, 1999.
(d) Commencement of operations, February 24, 1999.
(e) Commencement of operations, June 21, 1999.
(f) Commencement of operations, October 15, 1999.



See accompanying notes.


                                                                 14

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

NOTE 1 - ORGANIZATION
First Golden American Life Insurance Company of New York Separate Account NY-B (the "Account") was established by First Golden American Life Insurance Company of New York ("First Golden") to support the operations of variable annuity contracts ("Contracts"). First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"), a wholly owned subsidiary of Equitable of Iowa Companies, Inc. First Golden is primarily engaged in the issuance of variable insurance products and is licensed as a stock life insurance company in the states of New York and Delaware.

Operations of the Account commenced on May 19, 1997. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. First Golden provides for variable accumulation and benefits under the contracts by crediting annuity considerations to one or more divisions within the Account or the First Golden Fixed Separate Account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business First
Golden may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of First Golden. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of First Golden.

At December  31,  1999,  the Account  had,  under  First  Golden's  GoldenSelect
Contracts ("DVA Plus"), twenty-three investment divisions: Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity Income (formerly Multiple Allocation), Capital Appreciation, Rising Dividends, Emerging Markets, Value Equity, Strategic Equity, Small Cap, Managed Global, Liquid Asset, Mid-Cap Growth, Capital Growth (formerly Growth & Income), Research, Total Return, Growth (formerly Value + Growth), Global Fixed Income, Developing World, PIMCO High Yield Bond, and PIMCO StocksPLUS Growth and Income. The Account also had, under First Golden's Empire PrimElite Contracts ("Empire DVA"), thirteen investment divisions: Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, Select Income, Smith Barney Money Market, Smith Barney Large Cap Value, Smith Barney International Equity, Smith Barney High Income, Mid-Cap Growth, Research, and Total Return Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as a "Portfolio") of mutual funds of The GCG Trust, PIMCO Variable Insurance Trust, Greenwich Street Series Fund Inc., Smith Barney Concert Allocation Series Inc., or Travelers Series Fund Inc. (the "Trusts"). At December 31, 1999, the Growth Opportunities division was available under GoldenSelect Contracts but did not have investments.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, First Golden requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust. On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:

    Equi-Select Series Trust                       The GCG Trust
       Investment Division                      Investment Division
 --------------------------------    ------------------------------------------

   OTC                                  Mid-Cap Growth
   Research                             Research
   Total Return                         Total Return
   Value + Growth                       Growth (formerly Value + Growth)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of First Golden which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of First Golden.

NOTE 3 - CHARGES AND FEES

There are two different death benefit options referred to as Standard and Annual Ratchet. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover First Golden's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: First Golden assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.10% and 1.25% of the assets attributable to the Standard and Annual Ratchet, respectively, to cover these risks.

ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .15% of assets attributable to the Contracts is deducted.

ADMINISTRATIVE CHARGES: An administrative charge of $30 per Contract year is deducted from the accumulation value of the Contracts to cover ongoing administrative expenses. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period.

CONTINGENT DEFERRED SALES CHARGES: A contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven-year period from the date a premium payment is received. The Surrender Charge is imposed at a rate of 7% during the first year of purchase declining to 6%, 5%, 4%, 3%, 2%, and 1% in the second, third, fourth, fifth, sixth, and seventh years, respectively.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the payment by First Golden depends on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                                      YEAR ENDED DECEMBER 31
                                                               ---------------------------------------------------------------------
                                                                            1999                                 1998
                                                               -------------------------------     ---------------------------------
                                                                 PURCHASES         SALES              PURCHASES          SALES
                                                               -------------------------------     ---------------------------------

The GCG Trust:
   Limited Maturity Bond Series..........................           $233,217          $14,477            $235,270          $221,658
   Hard Assets Series....................................              5,536           13,808              14,708               134
   All-Growth Series.....................................            129,198          111,522              61,539             1,900
   Real Estate Series....................................             10,197            5,821              38,778             2,124
   Fully Managed Series..................................            424,061           15,534             124,010             2,642
   Equity Income Series..................................            362,784            9,699             343,055             4,237
   Capital Appreciation Series...........................            790,040          166,600             162,917            36,070
   Rising Dividends Series...............................          1,594,116          172,103             719,476            80,558
   Emerging Markets Series...............................             30,981              782               7,711               210
   Value Equity Series...................................            331,388           53,685              87,808             8,564
   Strategic Equity Series...............................            284,056           72,861              40,224               370
   Small Cap Series......................................          1,008,740          183,298             144,977             3,999
   Managed Global Series.................................            616,769           43,023             128,677             6,075
   Liquid Asset Series...................................          1,562,563        1,185,346             568,535           442,884
   Mid-Cap Growth Series.................................          1,029,322          189,550             696,570            22,376
   Capital Growth Series.................................          1,595,773          944,593             507,147            89,281
   Research Series.......................................          1,448,811          299,087           2,125,108            47,761
   Total Return Series...................................          1,461,416          352,870           1,522,048            51,457
   Growth Series.........................................          4,493,415          191,652             374,316            28,818
   Global Fixed Income Series............................             42,195            4,545                  --                --
   Developing World Series...............................            142,412              120                  --                --
PIMCO Variable Insurance Trust:
   PIMCO High Yield Bond Portfolio.......................             42,460              770                  --                --
   PIMCO StocksPLUS Growth and Income Portfolio..........            327,316            1,194                  --                --
Greenwich Street Series Fund Inc.:
   Appreciation Portfolio................................          1,564,618          433,804           3,149,672           42,817
Smith Barney Concert Allocation Series Inc.:
   Select High Growth Portfolio..........................            223,352          330,386           1,463,771          184,149
   Select Growth Portfolio...............................            689,556          455,948           1,748,031           64,469
   Select Balanced Portfolio.............................            763,119          454,372           2,896,438          223,104
   Select Conservative Portfolio.........................            486,134          113,678             952,350          101,016
   Select Income Portfolio...............................            259,067            9,533             156,208            2,222
Travelers Series Fund Inc.:
   Smith Barney Money Market Portfolio...................          1,081,672        2,716,821          10,349,942        8,643,728
   Smith Barney Large Cap Value Portfolio................            439,349          146,409           1,832,568           25,463
   Smith Barney International Equity Portfolio...........             54,415           93,549             393,338            7,523
   Smith Barney High Income Portfolio....................            118,610           64,235             339,882           41,154
                                                               -------------------------------     ---------------------------------
COMBINED.................................................        $23,646,658       $8,851,675         $31,185,074      $10,386,763
                                                               ===============================     =================================




                                                                 17

NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division.

                                                                                          YEAR ENDED DECEMBER 31
                                                                        ------------------------------------------------------------
                                                                                   1999                            1998
                                                                        ----------------------------    ----------------------------
                                                                          PURCHASES       SALES           PURCHASES       SALES
                                                                        ----------------------------    ----------------------------

   Limited Maturity Bond Division................................            13,464           845            13,900         13,026
   Hard Assets Division..........................................               326           808               769             --
   All-Growth Division...........................................             5,921         6,103             4,825            105
   Real Estate Division..........................................               350           243             1,438             86
   Fully Managed Division........................................            18,110           585             5,510             80
   Equity Income Division........................................            13,318           272            14,526            132
   Capital Appreciation Division.................................            27,498         6,167             6,319          1,571
   Rising Dividends Division.....................................            64,466         7,512            31,350          3,619
   Emerging Markets Division.....................................             3,087            44             1,106              1
   Value Equity Division.........................................            19,220         4,356             4,502            464
   Strategic Equity Division.....................................            17,663         4,448             2,640              1
   Small Cap Division............................................            51,164        11,215            10,361            265
   Managed Global Division.......................................            31,115         2,189             9,472            429
   Liquid Asset Division.........................................           105,019        79,947            39,492         30,763
   Mid-Cap Growth Division.......................................            31,808         7,834            32,310          1,029
   Capital Growth Division.......................................            85,918        49,165            31,543          5,535
   Research Division.............................................            61,611        14,370            97,017          2,517
   Total Return Division.........................................            79,305        20,563            84,907          3,335
   Growth Division...............................................           210,644        11,310            24,811          2,069
   Global Fixed Income Division..................................             3,383           345                --             --
   Developing World Division.....................................            13,214            --                --             --
   PIMCO High Yield Bond Division................................             4,011            50                --             --
   PIMCO StocksPLUS Growth and Income Division...................            24,782            11                --             --
   Appreciation Division.........................................            88,587        24,412           206,044          6,065
   Select High Growth Division...................................            15,526        23,775           126,910         15,947
   Select Growth Division........................................            48,429        33,657           149,805          4,774
   Select Balanced Division......................................            50,092        36,248           253,839         19,620
   Select Conservative Division..................................            36,505         8,389            82,952          7,887
   Select Income Division........................................            21,716           529            13,837            123
   Smith Barney Money Market Division............................           100,813       246,386         1,056,277        908,145
   Smith Barney Large Cap Value Division.........................            19,242         6,966            96,558          1,398
   Smith Barney International Equity Division....................             3,938         6,242            26,616            367
   Smith Barney High Income Division.............................             7,159         4,766            24,173          2,838
                                                                        ----------------------------    ----------------------------
   COMBINED......................................................         1,277,404       619,752         2,453,809      1,032,191
                                                                        ============================    ============================


                                                                 18

NOTE 6 - NET ASSETS
Investments at net asset value at December 31, 1999 consisted of the following:

                                                LIMITED
                                                MATURITY           HARD             ALL-              REAL             FULLY
                                                  BOND            ASSETS           GROWTH            ESTATE           MANAGED
                                                DIVISION         DIVISION         DIVISION          DIVISION         DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................         $232,801          $10,287           $56,874         $44,741           $515,702
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................           11,384           (1,756)           57,425           6,236             48,421
   Net unrealized appreciation
     (depreciation) of investments.....           (6,223)             577            49,253         (10,906)           (25,484)
                                            --------------------------------------------------------------------------------------
                                                $237,962           $9,108          $163,552         $40,071           $538,639
                                            ======================================================================================

                                                 EQUITY            CAPITAL          RISING          EMERGING           VALUE
                                                 INCOME         APPRECIATION      DIVIDENDS         MARKETS           EQUITY
                                                DIVISION          DIVISION         DIVISION         DIVISION         DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................          $625,395          $669,695       $2,159,564         $56,782          $389,883
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................            92,588           100,901           98,323            (344)            3,564
   Net unrealized appreciation
     (depreciation) of investments.....           (97,488)           40,751          147,840          14,540           (11,606)
                                            --------------------------------------------------------------------------------------
                                                 $620,495          $811,347       $2,405,727         $70,978          $381,841
                                            ======================================================================================

                                                STRATEGIC           SMALL          MANAGED           LIQUID           MID-CAP
                                                 EQUITY              CAP            GLOBAL           ASSET            GROWTH
                                                DIVISION          DIVISION         DIVISION         DIVISION         DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................         $265,204            $986,008        $605,175       $480,864         $1,390,210
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................           10,578              59,925         142,452         22,004            245,104
   Net unrealized appreciation
     (depreciation) of investments.....          100,314             174,841         235,973             --            725,854
                                            --------------------------------------------------------------------------------------
                                                $376,096          $1,220,774        $983,600       $502,868         $2,361,168
                                            ======================================================================================

                                                 CAPITAL                                                            GLOBAL FIXED
                                                 GROWTH            RESEARCH       TOTAL RETURN       GROWTH            INCOME
                                                DIVISION           DIVISION         DIVISION        DIVISION          DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................        $1,011,351         $3,366,266      $2,689,349       $4,638,358          $37,450
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................           184,061            176,750         151,376           93,018              (43)
   Net unrealized appreciation
     (depreciation) of investments.....           134,467            823,402         (22,979)       1,717,588           (1,508)
                                            --------------------------------------------------------------------------------------
                                               $1,329,879         $4,366,418      $2,817,746       $6,448,964          $35,899
                                            ======================================================================================


                                                                 19

                                                                                     PIMCO
                                                                                   STOCKSPLUS
                                                DEVELOPING       PIMCO HIGH        GROWTH AND                          SELECT
                                                  WORLD          YIELD BOND          INCOME       APPRECIATION       HIGH GROWTH
                                                 DIVISION         DIVISION          DIVISION        DIVISION          DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................          $138,115          $40,314          $301,820       $4,480,078        $1,394,437
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................             4,200            1,342            24,298          185,454            53,585
   Net unrealized appreciation
     (depreciation) of investments.....            11,102           (1,052)             (805)         659,777           441,337
                                            --------------------------------------------------------------------------------------
                                                 $153,417          $40,604          $325,313       $5,325,309        $1,889,359
                                            ======================================================================================

                                                                                                                        SMITH
                                                 SELECT            SELECT           SELECT           SELECT             BARNEY
                                                 GROWTH           BALANCED       CONSERVATIVE        INCOME          MONEY MARKET
                                                DIVISION          DIVISION         DIVISION         DIVISION           DIVISION
                                            --------------------------------------------------------------------------------------

   Unit transactions...................        $2,584,970         $3,699,952     $1,829,563         $397,462           $578,479
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................            97,506            158,468         53,851            6,072             73,481
   Net unrealized appreciation
     (depreciation) of investments.....           493,868            248,083         51,695           (4,821)                --
                                            --------------------------------------------------------------------------------------
                                               $3,176,344         $4,106,503     $1,935,109         $398,713           $651,960
                                            ======================================================================================

                                                                     SMITH            SMITH
                                              SMITH BARNEY           BARNEY           BARNEY
                                                LARGE CAP        INTERNATIONAL        HIGH
                                                 VALUE               EQUITY           INCOME
                                                DIVISION            DIVISION         DIVISION         COMBINED
                                            ---------------------------------------------------------------------

   Unit transactions...................        $2,342,686           $441,230         $379,393       $38,840,458
   Accumulated net investment income
     (loss) and net realized gain (loss)
     on investments....................            96,261             (1,332)          19,772         2,274,925
   Net unrealized appreciation
     (depreciation) of investments.....           (39,387)           268,526          (18,403)        6,099,126
                                            ---------------------------------------------------------------------
                                               $2,399,560           $708,424         $380,762       $47,214,509
                                            =====================================================================


                                                                 20

NOTE 7 - UNIT VALUES
Accumulation unit value information for units outstanding, by Contract type, as of December 31, 1999 follows:

                                                                                                             EXTENDED
               DIVISION/CONTRACT                            UNITS                  UNIT VALUE                 VALUE
-------------------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND
   Contracts in accumulation period:
     DVA PLUS - Standard                                      6,379                  $17.00                   $108,433
     DVA PLUS - Annual Ratchet                                7,746                   16.72                    129,529
                                                                                                          ---------------
                                                                                                               237,962

HARD ASSETS
   Contracts in accumulation period:
     DVA PLUS - Annual Ratchet                                  525                   17.37                      9,108

ALL-GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                         98                   32.46                      3,181
     DVA PLUS - Annual Ratchet                                5,022                   31.93                    160,371
                                                                                                          ---------------
                                                                                                               163,552

REAL ESTATE
   Contracts in accumulation period:
     DVA PLUS - Standard                                        356                   20.96                      7,463
     DVA PLUS - Annual Ratchet                                1,581                   20.62                     32,608
                                                                                                          ---------------
                                                                                                                40,071

FULLY MANAGED
   Contracts in accumulation period:
     DVA PLUS - Standard                                     13,633                   22.01                    300,015
     DVA PLUS - Annual Ratchet                               11,023                   21.65                    238,624
                                                                                                          ---------------
                                                                                                               538,639

EQUITY INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                     12,749                   21.83                    278,319
     DVA PLUS - Annual Ratchet                               15,934                   21.47                    342,176
                                                                                                          ---------------
                                                                                                               620,495

CAPITAL APPRECIATION
   Contracts in accumulation period:
     DVA PLUS - Standard                                     11,524                   30.46                    351,008
     DVA PLUS - Annual Ratchet                               15,289                   30.11                    460,339
                                                                                                          ---------------
                                                                                                               811,347

RISING DIVIDENDS
   Contracts in accumulation period:
     DVA PLUS - Standard                                     13,823                   26.07                    360,434
     DVA PLUS - Annual Ratchet                               79,175                   25.83                  2,045,293
                                                                                                          ---------------
                                                                                                             2,405,727

EMERGING MARKETS
   Contracts in accumulation period:
     DVA PLUS - Standard                                        523                   12.01                      6,280
     DVA PLUS - Annual Ratchet                                5,437                   11.90                     64,698
                                                                                                          ---------------
                                                                                                                70,978


                                                                 21


                                                                                                             EXTENDED
               DIVISION/CONTRACT                            UNITS                  UNIT VALUE                 VALUE
-------------------------------------------------------------------------------------------------------------------------

VALUE EQUITY
   Contracts in accumulation period:
     DVA PLUS - Standard                                      5,400                  $18.28                    $98,702
     DVA PLUS - Annual Ratchet                               15,606                   18.14                    283,139
                                                                                                          ---------------
                                                                                                               381,841

STRATEGIC EQUITY
   Contracts in accumulation period:
     DVA PLUS - Standard                                      6,034                   22.06                    133,111
     DVA PLUS - Annual Ratchet                               11,085                   21.92                    242,985
                                                                                                          ---------------
                                                                                                               376,096

SMALL CAP
   Contracts in accumulation period:
     DVA PLUS - Standard                                      2,466                   22.96                     56,620
     DVA PLUS - Annual Ratchet                               51,013                   22.82                  1,164,154
                                                                                                          ---------------
                                                                                                             1,220,774

MANAGED GLOBAL
   Contracts in accumulation period:
     DVA PLUS - Standard                                      9,519                   24.23                    230,606
     DVA PLUS - Annual Ratchet                               31,419                   23.97                    752,994
                                                                                                          ---------------
                                                                                                               983,600

LIQUID ASSET
   Contracts in accumulation period:
     DVA PLUS - Standard                                     11,408                   15.04                    171,572
     DVA PLUS - Annual Ratchet                               22,393                   14.79                    331,296
                                                                                                          ---------------
                                                                                                               502,868

MID-CAP GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                      5,029                   39.97                    200,991
     DVA PLUS - Annual Ratchet                               20,524                   39.59                    812,641
     Empire DVA - Standard                                    6,860                   39.97                    274,170
     Empire DVA - Annual Ratchet                             27,110                   39.59                  1,073,366
                                                                                                          ---------------
                                                                                                             2,361,168

CAPITAL GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                      9,819                   21.18                    207,943
     DVA  PLUS - Annual Ratchet                              53,276                   21.06                  1,121,936
                                                                                                          ---------------
                                                                                                             1,329,879

RESEARCH
   Contracts in accumulation period:
     DVA PLUS - Standard                                      4,336                   28.25                    122,494
     DVA PLUS - Annual Ratchet                               42,718                   28.04                  1,197,765
     Empire DVA - Standard                                   28,303                   28.25                    799,572
     Empire DVA - Annual Ratchet                             80,121                   28.04                  2,246,587
                                                                                                          ---------------
                                                                                                             4,366,418


                                                                 22


                                                                                                             EXTENDED
               DIVISION/CONTRACT                            UNITS                  UNIT VALUE                 VALUE
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
   Contracts in accumulation period:
     DVA PLUS - Standard                                     21,350                  $18.20                   $388,548
     DVA PLUS - Annual Ratchet                               59,347                   18.06                  1,071,798
     Empire DVA - Standard                                   11,367                   18.20                    206,868
     Empire DVA - Annual Ratchet                             63,706                   18.06                  1,150,532
                                                                                                          ---------------
                                                                                                             2,817,746

GROWTH
   Contracts in accumulation period:
     DVA PLUS - Standard                                     27,730                   28.78                    798,100
     DVA PLUS - Annual Ratchet                              197,439                   28.62                  5,650,864
                                                                                                          ---------------
                                                                                                             6,448,964

GLOBAL FIXED INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                        822                   11.88                      9,769
     DVA PLUS - Annual Ratchet                                2,216                   11.79                     26,130
                                                                                                          ---------------
                                                                                                                35,899

DEVELOPING WORLD
   Contracts in accumulation period:
     DVA PLUS - Annual Ratchet                               13,214                   11.61                    153,417

PIMCO HIGH YIELD BOND
   Contracts in accumulation period:
     DVA PLUS - Standard                                      1,835                   10.27                     18,837
     DVA PLUS - Annual Ratchet                                2,126                   10.24                     21,767
                                                                                                          ---------------
                                                                                                                40,604

PIMCO STOCKSPLUS GROWTH AND INCOME
   Contracts in accumulation period:
     DVA PLUS - Standard                                      1,205                   13.16                     15,863
     DVA PLUS - Annual Ratchet                               23,566                   13.13                    309,450
                                                                                                          ---------------
                                                                                                               325,313

APPRECIATION
   Contracts in accumulation period:
     Empire DVA - Standard                                   76,186                   18.47                  1,406,817
     Empire DVA - Annual Ratchet                            213,407                   18.36                  3,918,492
                                                                                                          ---------------
                                                                                                             5,325,309

SELECT HIGH GROWTH
   Contracts in accumulation period:
     Empire DVA - Standard                                   23,981                   15.54                    372,586
     Empire DVA - Annual Ratchet                             98,054                   15.47                  1,516,773
                                                                                                          ---------------
                                                                                                             1,889,359

SELECT GROWTH
   Contracts in accumulation period:
     Empire DVA - Standard                                   40,969                   14.28                    584,901
     Empire DVA - Annual Ratchet                            182,316                   14.21                  2,591,443
                                                                                                          ---------------
                                                                                                             3,176,344


                                                                 23


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                             EXTENDED
               DIVISION/CONTRACT                            UNITS                  UNIT VALUE                 VALUE
------------------------------------------------- --------------------------- --------------------- ----- ---------------

SELECT BALANCED
   Contracts in accumulation period:
     Empire DVA - Standard                                   77,274                  $12.72                    $982,802
     Empire DVA - Annual Ratchet                            246,738                   12.66                   3,123,701
                                                                                                          ---------------
                                                                                                              4,106,503

SELECT CONSERVATIVE
   Contracts in accumulation period:
     Empire DVA - Standard                                   49,301                   11.95                     588,998
     Empire DVA - Annual Ratchet                            113,214                   11.89                   1,346,111
                                                                                                          ---------------
                                                                                                              1,935,109

SELECT INCOME
   Contracts in accumulation period:
     Empire DVA - Standard                                   22,717                   11.44                     259,924
     Empire DVA - Annual Ratchet                             12,184                   11.39                     138,789
                                                                                                          ---------------
                                                                                                                398,713
SMITH BARNEY MONEY MARKET
   Contracts in accumulation period:
     Empire DVA - Standard                                   12,604                   11.82                     149,030
     Empire DVA - Annual Ratchet                             42,839                   11.74                     502,930
                                                                                                          ---------------
                                                                                                                651,960
SMITH BARNEY LARGE CAP VALUE
   Contracts in accumulation period:
     Empire DVA - Standard                                   39,627                   19.11                     757,216
     Empire DVA - Annual Ratchet                             86,551                   18.98                   1,642,344
                                                                                                          ---------------
                                                                                                              2,399,560
SMITH BARNEY INTERNATIONAL EQUITY
   Contracts in accumulation period:
     Empire DVA - Standard                                    6,006                   23.78                     142,796
     Empire DVA - Annual Ratchet                             23,956                   23.61                     565,628
                                                                                                          ---------------
                                                                                                                708,424
SMITH BARNEY HIGH INCOME
   Contracts in accumulation period:
     Empire DVA - Standard                                   10,584                   13.84                     146,431
     Empire DVA - Annual Ratchet                             17,055                   13.74                     234,331
                                                                                                          ---------------
                                                                                                                380,762
                                                        -------------                                     ---------------
COMBINED                                                  2,466,742                                         $47,214,509
                                                        =============                                     ===============


                                                                 24